GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 11.65%
67,800	CBS Corp Class B	$ 3,222,534
208,375	Interpublic Group of Cos Inc	4,377,959
142,500	MSG Networks Inc Class A(a)	3,099,375
50,800	Omnicom Group Inc	3,707,892
44,500	Viacom Inc Class B	1,249,115
		15,656,875
Consumer, Cyclical — 9.91%
95,300	BorgWarner Inc	3,660,473
22,300	CarMax Inc(a)	1,556,540
4,500	Madison Square Garden Co Class A(a)	1,319,085
284,685	Mattel Inc(a)(b)	3,700,905
31,700	Nordstrom Inc	1,406,846
15,900	Tiffany & Co	1,678,245
		13,322,094
Consumer, Non-Cyclical — 21.89%
56,300	Cardinal Health Inc	2,710,845
16,377	Charles River Laboratories International Inc(a)	2,378,759
50,400	JM Smucker Co	5,871,600
33,700	Laboratory Corp of America Holdings(a)	5,155,426
26,600	Molson Coors Brewing Co Class B	1,586,690
128,000	Nielsen Holdings PLC	3,029,760
12,396	Thermo Fisher Scientific Inc	3,393,033
41,400	Zimmer Biomet Holdings Inc	5,286,780
		29,412,893
Energy — 2.88%
53,200	National Oilwell Varco Inc	1,417,248
141,500	US Silica Holdings Inc(b)	2,456,440
		3,873,688
Financial — 29.38%
106,400	Aflac Inc	5,320,000
46,200	Blackstone Group LP	1,615,614
43,570	BOK Financial Corp	3,553,134
15,350	CBRE Group Inc Class A(a)	759,058
101,300	First American Financial Corp	5,216,950
90,631	Houlihan Lokey Inc	4,155,431
4,813	Jones Lang LaSalle Inc	742,068
55,500	KKR & Co Inc Class A	1,303,695
111,200	Lazard Ltd LP Class A	4,018,768
57,025	Northern Trust Corp	5,155,630
56,200	Progressive Corp	4,051,458
20,394	Willis Towers Watson PLC	3,582,206
		39,474,012
Industrial — 21.98%
23,100	Illinois Tool Works Inc	3,315,543
Shares		Fair Value
Industrial — (continued)
132,200	Kennametal Inc	$ 4,858,350
50,400	Keysight Technologies Inc(a)	4,394,880
97,100	Knowles Corp(a)	1,711,873
11,500	Littelfuse Inc	2,098,520
21,600	Snap-on Inc	3,380,832
39,902	Stanley Black & Decker Inc	5,433,455
79,900	Stericycle Inc(a)	4,348,158
		29,541,611
TOTAL COMMON STOCK — 97.69% (Cost $114,020,232)		$131,281,173
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.38%
$3,200,000	Federal Home Loan Bank 2.28%, 04/01/2019	3,199,600
Repurchase Agreements — 0.38%
120,012	Undivided interest of 0.18% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $120,012 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	120,012
120,012	Undivided interest of 0.24% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $120,012 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(c)	120,012

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 120,012	Undivided interest of 0.30% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc., 2.65%, dated 3/29/19 to be repurchased at $120,012 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(c)	$ 120,012
120,012	Undivided interest of 0.50% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $120,012 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(c)	120,012
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 25,151	Undivided interest of 1.82% in a repurchase agreement (principal amount/value $1,389,708 with a maturity value of $1,390,009) with Credit Agricole Securities (USA) Inc, 2.60%, dated 3/29/19 to be repurchased at $25,151 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 4/25/19 - 7/15/27, with a value of $1,417,503.(c)	$ 25,151
		505,199
SHORT TERM INVESTMENTS — 2.76% (Cost $3,704,799)		$ 3,704,799
TOTAL INVESTMENTS — 100.45% (Cost $117,725,031)		$134,985,972
OTHER ASSETS & LIABILITIES, NET — (0.45)%		$ (608,203)
TOTAL NET ASSETS — 100.00%		$134,377,769

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 131,281,173	$ —	$ —	$ 131,281,173
Short Term Investments	—	3,704,799	—	3,704,799
Total Assets	$ 131,281,173	$ 3,704,799	$ 0	$ 134,985,972
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.47%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,243,392
1,000,000	Capital One Multi-Asset Execution Trust Series 2016-A5 Class A5 1.66%, 06/17/2024	978,874
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	986,929
1,000,000	Discover Card Execution Note Trust Series 2016-A3 Class A3 1.85%, 10/16/2023	986,581
1,000,000	Ford Credit Auto Owner Trust(a) Series 2017-1 Class A 2.62%, 08/15/2028	993,820
564,728	SoFi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	566,664
500,000	Toyota Auto Receivables Owner Trust Series 2019-A Class A3 2.91%, 07/17/2023	503,632
1,000,000	Verizon Owner Trust(a) Series 2018-1A Class A1A 2.82%, 09/20/2022	1,002,085
TOTAL ASSET-BACKED SECURITIES — 0.47% (Cost $7,243,910)		$ 7,261,977
CORPORATE BONDS AND NOTES
Basic Materials — 0.59%
	Air Liquide Finance SA(a)
345,000	1.75%, 09/27/2021	336,249
240,000	2.25%, 09/27/2023	232,248
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	588,547
1,170,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,170,124
650,000	Dow Chemical Co(a) 4.80%, 11/30/2028	699,517
1,000,000	DowDuPont Inc 4.49%, 11/15/2025	1,066,030
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	978,590
1,500,000	Nutrien Ltd 4.13%, 03/15/2035	1,417,549
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,036,417
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	524,928
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	487,830
Principal Amount		Fair Value
Basic Materials — (continued)
	Vale Overseas Ltd
$ 250,000	4.38%, 01/11/2022	$ 254,875
250,000	6.88%, 11/21/2036	285,625
		9,078,529
Communications — 2.18%
1,000,000	Amazon.com Inc 3.15%, 08/22/2027	1,008,309
	AT&T Inc
1,000,000	3.00%, 02/15/2022	1,004,230
3,000,000	4.25%, 03/01/2027	3,087,894
500,000	6.15%, 09/15/2034	569,608
1,500,000	5.35%, 09/01/2040	1,578,079
1,000,000	CBS Corp 3.70%, 08/15/2024	1,016,866
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	3.58%, 07/23/2020	503,685
1,000,000	4.91%, 07/23/2025	1,054,504
500,000	5.38%, 05/01/2047	498,135
1,000,000	Cisco Systems Inc 2.20%, 09/20/2023	986,517
	Comcast Corp
2,000,000	3.70%, 04/15/2024	2,066,495
1,000,000	4.60%, 10/15/2038	1,072,130
1,000,000	3.40%, 07/15/2046	887,553
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	1,040,683
500,000	8.75%, 06/15/2030	689,160
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	973,721
	FOX Corp(a)
500,000	4.03%, 01/25/2024	518,840
1,000,000	5.48%, 01/25/2039	1,109,168
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,046,688
	Time Warner Cable LLC
1,000,000	4.13%, 02/15/2021	1,015,750
750,000	4.50%, 09/15/2042	657,952
1,000,000	Warner Media LLC 4.85%, 07/15/2045	1,008,125
	Verizon Communications Inc
500,000	2.45%, 11/01/2022	494,686
1,000,000	2.63%, 08/15/2026	954,426
1,390,000	4.27%, 01/15/2036	1,407,923
1,000,000	3.85%, 11/01/2042	945,339
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	2,038,476
	Walt Disney Co
1,000,000	8.50%, 02/23/2025(a)	1,283,670
1,000,000	4.13%, 12/01/2041	1,057,646
1,000,000	3.00%, 07/30/2046(b)	881,470

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,000,000	4.75%, 11/15/2046(a)	$ 1,158,103
		33,615,831
Consumer, Cyclical — 1.91%
1,000,000	American Honda Finance Corp 1.70%, 09/09/2021	977,510
1,500,000	Best Buy Co Inc 4.45%, 10/01/2028	1,520,594
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	959,730
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	501,563
1,000,000	3.70%, 04/01/2027	1,027,586
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	961,456
1,000,000	Dollar General Corp 4.13%, 05/01/2028	1,025,873
1,000,000	Dollar Tree Inc 4.00%, 05/15/2025	1,011,480
	Ford Motor Co
500,000	4.35%, 12/08/2026(b)	464,452
500,000	5.29%, 12/08/2046	419,382
1,000,000	Ford Motor Credit Co LLC 3.81%, 10/12/2021	990,871
500,000	General Motors Co 5.15%, 04/01/2038	457,571
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	995,130
2,000,000	Home Depot Inc 3.90%, 12/06/2028	2,128,532
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,012,094
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,009,587
1,000,000	McDonald's Corp 3.35%, 04/01/2023	1,020,982
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,228,750
	PACCAR Financial Corp
1,000,000	2.50%, 08/14/2020(b)	1,000,097
1,000,000	2.30%, 08/10/2022	983,411
1,000,000	Ralph Lauren Corp(b) 3.75%, 09/15/2025	1,029,451
1,500,000	Starbucks Corp(b) 3.50%, 03/01/2028	1,515,695
1,000,000	Tapestry Inc(b) 3.00%, 07/15/2022	984,347
500,000	Target Corp 3.38%, 04/15/2029	506,853
718,348	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	728,524
1,000,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	979,414
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,031,372
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	3.63%, 12/15/2047	$ 992,960
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,004,019
1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	1,015,000
		29,484,286
Consumer, Non-Cyclical — 4.83%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	753,294
850,000	3.75%, 11/30/2026	883,178
1,000,000	4.90%, 11/30/2046	1,156,231
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	981,017
1,000,000	4.88%, 11/14/2048	985,109
1,000,000	Aetna Inc 3.88%, 08/15/2047	866,043
500,000	Alberto-Culver Co 5.15%, 06/01/2020	514,723
	Altria Group Inc
500,000	2.85%, 08/09/2022	498,988
1,000,000	3.88%, 09/16/2046	822,589
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,269,861
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc(a)
1,500,000	3.65%, 02/01/2026	1,505,511
1,000,000	4.70%, 02/01/2036	1,000,395
1,000,000	4.90%, 02/01/2046	1,004,911
	Anheuser-Busch InBev Worldwide Inc
2,000,000	3.50%, 01/12/2024	2,035,982
580,000	4.44%, 10/06/2048	546,673
1,000,000	Anthem Inc 3.65%, 12/01/2027	998,500
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	985,471
1,000,000	Bacardi Ltd(a) 5.15%, 05/15/2038	956,313
	BAT Capital Corp
1,000,000	2.76%, 08/15/2022	983,869
500,000	4.39%, 08/15/2037	451,499
	Bayer US Finance II LLC(a)
1,000,000	3.88%, 12/15/2023	1,008,069
1,000,000	4.38%, 12/15/2028	994,728
985,000	3.60%, 07/15/2042	757,121
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	1,048,601
	Biogen Inc
1,000,000	3.63%, 09/15/2022	1,016,069
1,000,000	4.05%, 09/15/2025	1,023,603
1,000,000	Boston Scientific Corp 4.00%, 03/01/2029	1,032,308
1,000,000	Celgene Corp 3.63%, 05/15/2024	1,017,220
	Cigna Corp(a)
1,000,000	4.38%, 10/15/2028	1,036,472

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 750,000	4.80%, 08/15/2038	$ 770,878
750,000	Conagra Brands Inc 4.60%, 11/01/2025	789,161
500,000	Constellation Brands Inc 5.25%, 11/15/2048	531,223
	CVS Health Corp
660,000	3.35%, 03/09/2021	665,377
1,000,000	5.05%, 03/25/2048	1,007,934
2,093,248	CVS Pass Through Trust 6.04%, 12/10/2028	2,284,473
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,057,534
	Ecolab Inc
500,000	2.38%, 08/10/2022	493,674
438,000	2.70%, 11/01/2026	427,114
1,000,000	Edwards Lifesciences Corp 4.30%, 06/15/2028	1,049,713
900,000	Elanco Animal Health Inc(a) 3.91%, 08/27/2021	915,146
1,000,000	Eli Lilly & Co 3.38%, 03/15/2029	1,027,118
	Gilead Sciences Inc
1,000,000	3.65%, 03/01/2026	1,020,611
1,000,000	4.60%, 09/01/2035	1,054,315
250,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	251,488
	Humana Inc
1,000,000	2.90%, 12/15/2022	993,117
2,000,000	3.95%, 03/15/2027	2,022,423
750,000	Ingredion Inc 4.63%, 11/01/2020	767,540
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	982,885
500,000	Keurig Dr Pepper Inc(a) 4.60%, 05/25/2028	521,279
	Kraft Heinz Foods Co
60,000	3.50%, 06/06/2022	60,674
1,010,000	4.88%, 02/15/2025(a)	1,033,120
1,000,000	3.95%, 07/15/2025	1,007,883
1,000,000	4.38%, 06/01/2046	868,842
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	951,500
1,000,000	Mars Inc(a) 3.88%, 04/01/2039	1,006,405
	McCormick & Co Inc
330,000	3.90%, 07/15/2021	336,446
357,000	3.25%, 11/15/2025	348,207
	Medtronic Inc
500,000	3.50%, 03/15/2025	516,334
88,000	4.63%, 03/15/2045	100,721
	Merck & Co Inc
1,000,000	2.75%, 02/10/2025	1,002,015
1,000,000	3.90%, 03/07/2039	1,031,060
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	445,244
1,000,000	Moody's Corp 3.25%, 01/15/2028	978,054
1,000,000	Mylan NV 3.95%, 06/15/2026	954,758
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Novartis Capital Corp 3.40%, 05/06/2024	$ 1,037,151
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	965,237
	Perrigo Finance Unlimited Co
553,000	3.50%, 03/15/2021	547,641
1,164,000	3.50%, 12/15/2021	1,141,551
	Pfizer Inc
1,000,000	4.00%, 12/15/2036	1,038,112
1,000,000	3.90%, 03/15/2039	1,025,188
500,000	Philip Morris International Inc 4.13%, 03/04/2043	473,475
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	983,261
1,000,000	S&P Global Inc(b) 4.40%, 02/15/2026	1,076,021
1,000,000	Sysco Corp 3.25%, 07/15/2027	983,880
1,000,000	Takeda Pharmaceutical Co Ltd(a) 5.00%, 11/26/2028	1,085,070
285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	288,755
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,044,515
500,000	4.63%, 07/15/2035	561,627
500,000	3.95%, 10/15/2042	505,320
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	605,250
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020	1,246,938
2,028,000	4.25%, 08/15/2035	1,856,040
750,000	Zoetis Inc 3.25%, 08/20/2021	754,832
		74,628,478
Energy — 2.70%
500,000	Anadarko Petroleum Corp 4.50%, 07/15/2044	471,996
1,000,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	1,007,434
1,000,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	973,163
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,024,647
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,040,130
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	998,063
	CNOOC Finance 2013 Ltd
1,500,000	3.00%, 05/09/2023	1,484,625
1,059,000	4.25%, 05/09/2043	1,090,476
1,000,000	Colonial Pipeline Co(a) 4.25%, 04/15/2048	1,010,508

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 490,000	Concho Resources Inc 4.38%, 01/15/2025	$ 503,893
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,241,365
200,000	Ecopetrol SA 4.13%, 01/16/2025	202,002
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	697,822
200,000	EOG Resources Inc 2.63%, 03/15/2023	198,632
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	933,849
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,489,894
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	995,615
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	515,566
	Halliburton Co
500,000	3.50%, 08/01/2023	510,597
500,000	5.00%, 11/15/2045	532,816
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,022,140
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	513,827
500,000	4.70%, 11/01/2042	487,672
500,000	Kinder Morgan Inc 5.30%, 12/01/2034	542,311
1,000,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	1,063,378
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	997,300
1,000,000	MPLX LP 4.50%, 04/15/2038	952,151
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	985,915
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	590,470
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	472,516
500,000	Petro-Canada 6.80%, 05/15/2038	648,235
	Petroleos Mexicanos
1,000,000	3.50%, 01/30/2023	955,100
1,000,000	6.50%, 03/13/2027	1,004,210
1,000,000	6.63%, 06/15/2035	942,500
833,000	6.35%, 02/12/2048	734,414
500,000	Phillips 66 4.65%, 11/15/2034	537,622
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	1,019,688
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	997,240
Principal Amount		Fair Value
Energy — (continued)
$ 750,000	4.30%, 01/31/2043	$ 647,374
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,009,057
2,000,000	Shell International Finance BV 1.75%, 09/12/2021	1,961,390
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,005,751
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	984,299
1,000,000	Sunoco Logistics Partners Operations LP 4.65%, 02/15/2022	1,039,736
750,000	Total Capital International SA 2.88%, 02/17/2022	756,439
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	772,958
	Valero Energy Corp
1,000,000	4.00%, 04/01/2029	1,006,603
500,000	7.50%, 04/15/2032	638,698
500,000	Valero Energy Partners LP 4.50%, 03/15/2028	517,629
		41,729,716
Financial — 7.76%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,519,790
1,000,000	3.88%, 01/23/2028	935,515
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,004,834
478,260	ALEX Alpha LLC 1.62%, 08/15/2024	464,746
	American Express Co
1,000,000	3.70%, 11/05/2021	1,022,107
250,000	3.40%, 02/22/2024	254,155
1,000,000	8.15%, 03/19/2038	1,477,002
1,500,000	American Express Credit Corp 3.30%, 05/03/2027	1,520,677
	AvalonBay Communities Inc
1,476,000	2.95%, 05/11/2026	1,448,926
1,000,000	3.35%, 05/15/2027	1,008,594
	Bank of America Corp
1,000,000	2.63%, 04/19/2021	996,914
1,000,000	2.37%, 07/21/2021(c) 3-mo. LIBOR + 0.66%	993,419
2,000,000	2.33%, 10/01/2021(c) 3-mo. LIBOR + 0.63%	1,981,640
2,000,000	3.30%, 01/11/2023	2,026,233
1,000,000	3.46%, 03/15/2025(c) 3-mo. LIBOR + 0.97%	1,010,491
1,000,000	3.95%, 04/21/2025	1,019,100
500,000	6.11%, 01/29/2037	594,623
1,000,000	5.88%, 02/07/2042	1,250,569

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Bank of Montreal
$ 1,000,000	1.90%, 08/27/2021	$ 982,810
1,000,000	3.30%, 02/05/2024	1,010,912
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,033,694
	Bank of Nova Scotia
1,000,000	3.13%, 04/20/2021	1,007,499
1,150,000	3.40%, 02/11/2024	1,167,692
1,000,000	Barclays Bank PLC 2.65%, 01/11/2021	992,783
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,462,558
1,000,000	BlackRock Inc 3.20%, 03/15/2027	1,015,646
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	796,373
	Capital One Financial Corp
1,000,000	4.75%, 07/15/2021	1,043,229
2,000,000	3.30%, 10/30/2024	1,981,851
	Citigroup Inc
1,000,000	4.50%, 01/14/2022	1,043,272
2,000,000	3.40%, 05/01/2026	1,989,698
2,250,000	4.45%, 09/29/2027	2,314,588
500,000	6.63%, 01/15/2028	597,931
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	993,080
1,000,000	Commonwealth Bank of Australia(a) 3.35%, 06/04/2024	1,014,359
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,028,753
	Credit Suisse AG
500,000	3.00%, 10/29/2021	502,215
500,000	3.63%, 09/09/2024	509,192
1,567,329	Durrah MSN 35603 1.68%, 01/22/2025	1,524,242
2,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	2,034,455
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	998,779
2,500,000	3.00%, 04/26/2022	2,498,792
1,000,000	3.50%, 01/23/2025	997,239
1,100,000	6.75%, 10/01/2037	1,346,552
1,000,000	6.25%, 02/01/2041	1,243,395
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	980,995
1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	1,012,800
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,008,987
1,000,000	4.25%, 03/14/2024	1,022,920
500,000	3.90%, 05/25/2026	506,641
750,000	6.50%, 09/15/2037	933,132
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	972,059
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	990,805
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	$ 1,011,477
	JPMorgan Chase & Co
1,000,000	4.35%, 08/15/2021	1,034,547
2,000,000	2.70%, 05/18/2023	1,980,864
2,600,000	3.88%, 09/10/2024	2,667,128
1,000,000	2.95%, 10/01/2026	977,957
1,000,000	3.63%, 12/01/2027	994,798
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	982,919
1,000,000	5.50%, 10/15/2040	1,195,674
2,000,000	KeyBank NA(b) 3.38%, 03/07/2023	2,040,841
500,000	Kilroy Realty LP 3.80%, 01/15/2023	508,243
500,000	Kimco Realty Corp 2.70%, 03/01/2024	483,695
	Kreditanstalt fuer Wiederaufbau
1,000,000	1.50%, 04/20/2020	989,864
2,000,000	2.75%, 09/08/2020	2,010,078
2,000,000	2.00%, 10/04/2022	1,977,402
1,000,000	Markel Corp 3.63%, 03/30/2023	1,007,514
	Marsh & McLennan Cos Inc
250,000	3.50%, 12/29/2020	253,331
2,000,000	4.38%, 03/15/2029	2,118,938
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,094,073
2,000,000	Mid-America Apartments LP 3.95%, 03/15/2029	2,034,102
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,521,187
	Morgan Stanley
1,000,000	5.50%, 07/28/2021	1,058,924
1,000,000	3.70%, 10/23/2024	1,018,006
1,500,000	3.13%, 07/27/2026	1,462,154
2,500,000	4.35%, 09/08/2026	2,566,863
1,000,000	4.30%, 01/27/2045	1,018,503
1,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	1,008,668
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	686,391
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	972,995
1,000,000	PNC Bank NA 2.70%, 11/01/2022	995,522
500,000	Prologis LP 4.25%, 08/15/2023	528,718
500,000	Protective Life Corp 8.45%, 10/15/2039	714,038
1,000,000	Regions Bank 2.75%, 04/01/2021	996,814
1,000,000	Royal Bank of Canada 3.20%, 04/30/2021	1,011,710

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	$ 1,506,769
1,000,000	State Street Corp 3.10%, 05/15/2023	1,014,606
250,000	Susa Partnership LP 7.50%, 12/01/2027	285,201
2,000,000	Synchrony Bank 3.65%, 05/24/2021	2,018,771
44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	60,569
1,000,000	Toronto-Dominion Bank 1.80%, 07/13/2021	979,711
500,000	Travelers Cos Inc 6.25%, 06/15/2037	659,489
	US Bancorp
1,000,000	3.00%, 03/15/2022	1,010,301
1,000,000	3.10%, 04/27/2026	998,924
1,000,000	US Bank NA 3.45%, 11/16/2021	1,019,825
500,000	Ventas Realty LP 3.25%, 10/15/2026	485,880
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,526,843
1,500,000	3.00%, 04/22/2026	1,466,938
750,000	4.30%, 07/22/2027	780,560
500,000	5.38%, 02/07/2035	584,036
1,000,000	4.40%, 06/14/2046	998,479
1,000,000	Wells Fargo Bank NA 3.63%, 10/22/2021	1,018,947
500,000	Welltower Inc 4.00%, 06/01/2025	514,515
1,000,000	Westpac Banking Corp 2.65%, 01/25/2021	999,064
		119,942,629
Industrial — 2.20%
1,000,000	3M Co 4.00%, 09/14/2048	1,049,058
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,029,020
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	970,008
411,564	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	425,290
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	465,570
500,000	5.15%, 09/01/2043	589,773
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	932,688
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	980,415
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Caterpillar Inc 5.20%, 05/27/2041	$ 1,183,858
1,062,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	1,073,257
750,000	CSX Corp 4.75%, 05/30/2042	805,646
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,136,728
1,000,000	FedEx Corp 3.90%, 02/01/2035	938,469
500,000	FLIR Systems Inc 3.13%, 06/15/2021	498,460
250,000	General Dynamics Corp 3.00%, 05/11/2021	252,106
1,000,000	General Electric Co 4.13%, 10/09/2042	869,302
1,000,000	Hubbell Inc 3.50%, 02/15/2028	965,670
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,015,110
	Molex Electronic Technologies LLC(a)
1,000,000	2.88%, 04/15/2020	998,293
1,000,000	3.90%, 04/15/2025	1,009,355
1,000,000	Oshkosh Corp 5.38%, 03/01/2025	1,026,250
500,000	Packaging Corp of America 4.50%, 11/01/2023	528,612
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,053,259
188,000	Republic Services Inc 3.20%, 03/15/2025	189,756
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	995,374
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	999,703
1,000,000	4.35%, 04/15/2047	987,093
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,332,940
615,000	Ryder System Inc 2.80%, 03/01/2022	612,601
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,081,687
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	991,455
1,500,000	Textron Inc 4.30%, 03/01/2024	1,549,804
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,018,094
1,000,000	Union Pacific Corp 3.60%, 09/15/2037	958,682
582,126	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	647,263
252,970	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	286,008

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	United Parcel Service Inc
$ 500,000	2.40%, 11/15/2026	$ 480,373
1,000,000	4.25%, 03/15/2049	1,041,727
1,000,000	Vulcan Materials Co 3.90%, 04/01/2027	994,841
		33,963,598
Technology — 1.62%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	980,449
	Apple Inc
2,000,000	2.75%, 01/13/2025	1,989,450
1,500,000	3.00%, 11/13/2027	1,491,868
1,000,000	3.85%, 05/04/2043	1,011,713
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,010,849
	Fidelity National Information Services Inc
1,910,000	2.25%, 08/15/2021	1,876,638
1,000,000	4.25%, 05/15/2028(b)	1,029,088
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,030,178
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,046,478
1,000,000	Intel Corp 4.10%, 05/19/2046	1,058,832
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	982,321
1,000,000	KLA-Tencor Corp 5.00%, 03/15/2049	1,057,167
	Microsoft Corp
2,000,000	3.45%, 08/08/2036	2,010,031
1,000,000	4.45%, 11/03/2045	1,140,118
1,500,000	NVIDIA Corp 2.20%, 09/16/2021	1,480,045
	Oracle Corp
1,000,000	3.40%, 07/08/2024	1,024,365
1,000,000	4.30%, 07/08/2034	1,074,573
1,000,000	QUALCOMM Inc 2.90%, 05/20/2024	983,547
	salesforce.com Inc
1,000,000	3.25%, 04/11/2023	1,024,386
1,700,000	3.70%, 04/11/2028	1,782,597
		25,084,693
Utilities — 1.74%
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	1,053,035
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,066,263
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	977,900
500,000	Brooklyn Union Gas Co(a) 3.87%, 03/04/2029	515,600
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	$ 982,578
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,070,605
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,988,534
1,000,000	DTE Electric Co 3.75%, 08/15/2047	996,768
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	992,392
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,238,020
726,610	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	764,296
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,019,556
1,000,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	1,021,664
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	593,470
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	585,127
1,135,000	Niagara Mohawk Power Corp(a) 2.72%, 11/28/2022	1,132,652
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,029,791
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,016,700
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,953,840
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	510,054
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,091,349
1,000,000	4.05%, 05/01/2045	1,006,549
1,000,000	4.15%, 11/01/2045	1,021,076
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	992,599
500,000	Union Electric Co 8.45%, 03/15/2039	770,310
1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	1,528,627
		26,919,355
TOTAL CORPORATE BONDS AND NOTES — 25.53% (Cost $390,279,958)		$ 394,447,115
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	992,583

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Asian Development Bank
$ 1,500,000	1.63%, 03/16/2021	$ 1,478,303
1,500,000	5.82%, 06/16/2028	1,867,859
	Colombia Government International Bond
1,250,000	4.00%, 02/26/2024	1,288,763
500,000	4.50%, 03/15/2029	528,000
1,750,000	5.00%, 06/15/2045	1,836,100
	European Investment Bank
2,000,000	2.88%, 09/15/2020	2,012,819
3,500,000	2.13%, 10/15/2021	3,482,932
2,500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	2,551,313
2,000,000	FMS Wertmanagement 1.38%, 06/08/2021	1,956,727
500,000	Hungary Government International Bond 6.38%, 03/29/2021	532,464
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	972,850
	Inter-American Development Bank
500,000	1.88%, 06/16/2020	496,913
2,500,000	1.75%, 04/14/2022	2,456,771
	International Bank for Reconstruction & Development
1,000,000	2.13%, 11/01/2020(b)	996,112
2,000,000	1.63%, 02/10/2022	1,962,304
1,500,000	7.63%, 01/19/2023(b)	1,783,050
2,000,000	International Finance Corp(b) 1.13%, 07/20/2021	1,945,600
1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	1,136,817
2,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	2,412,315
	Mexico Government International Bond
1,500,000	3.60%, 01/30/2025	1,500,000
500,000	6.75%, 09/27/2034	609,055
2,000,000	4.60%, 01/23/2046	1,927,000
500,000	Panama Government International Bond 3.88%, 03/17/2028	519,255
800,000	Peruvian Government International Bond(b) 4.13%, 08/25/2027	872,808
1,500,000	Philippine Government International Bond 5.50%, 03/30/2026	1,727,274
2,000,000	Province of British Columbia Canada 2.65%, 09/22/2021	2,010,420
2,000,000	Province of Manitoba Canada(b) 2.13%, 06/22/2026	1,914,580
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Province of Ontario Canada
$ 500,000	4.40%, 04/14/2020	$ 509,294
2,000,000	3.20%, 05/16/2024	2,059,580
1,000,000	Province of Quebec Canada 2.75%, 04/12/2027	1,002,320
1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,590,252
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	560,040
500,000	Uruguay Government International Bond 4.98%, 04/20/2055	521,250
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.24% (Cost $49,556,396)		$ 50,013,723
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.26%
1,000,000	BANK Series 2017-BNK7 Class A5 3.44%, 09/15/2060	1,021,508
1,000,000	Benchmark Mortgage Trust Series 2019-B9 Class AAB 3.93%, 03/15/2052	1,055,537
3,250,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,380,369
799,438	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	788,495
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	1,995,405
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,621,047
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,036,759
944,688	JP Morgan Mortgage Trust(a)(d) Series 2014-5 Class A1 2.98%, 10/25/2029	942,179
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	504,886
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,900,000	3.84%, 09/15/2058	$ 4,069,080
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,572,600
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	491,037
		19,478,902
U.S. Government Agency — 28.90%
	Federal Home Loan Mortgage Corp
15,418	4.50%, 04/01/2020	15,693
10,118	5.00%, 12/01/2020	10,341
17,859	4.00%, 01/01/2021	18,436
12,149	5.00%, 04/01/2021	12,345
5,688	5.00%, 05/01/2021	5,814
8,523	5.50%, 05/01/2021	8,674
22,927	5.50%, 06/01/2022	23,551
411,065	2.50%, 11/01/2022	412,406
6,570	5.00%, 03/01/2023	6,825
120,809	5.00%, 09/01/2024	127,836
159,414	4.50%, 10/01/2024	164,301
641,119	4.00%, 05/01/2026	662,896
183,515	3.50%, 08/01/2026	188,310
1,277,323	3.00%, 01/01/2027	1,294,232
9,769	7.50%, 05/01/2027	11,010
1,805,351	3.00%, 02/01/2029	1,829,290
13,488	6.50%, 04/01/2029	14,935
1,661,759	3.00%, 07/01/2029	1,683,762
1,786,937	2.50%, 02/01/2030	1,786,296
1,969	7.50%, 08/01/2030	2,319
4,032,760	2.50%, 12/01/2031	4,011,917
1,229,405	2.50%, 02/01/2032	1,224,043
438,302	3.50%, 04/01/2032	451,104
413,481	3.50%, 08/01/2032	423,663
390,802	2.50%, 10/01/2032	388,782
150,401	6.50%, 11/01/2032	166,533
1,109,789	2.50%, 12/01/2032	1,104,053
467,788	3.50%, 05/01/2033	479,333
48,731	4.50%, 08/01/2033	51,568
744,552	3.50%, 03/01/2034	762,960
732,939	4.00%, 06/01/2034	765,335
13,736	5.00%, 07/01/2034	14,605
101,479	5.00%, 09/01/2035	109,765
26,982	6.00%, 03/01/2036	29,752
19,975	6.00%, 04/01/2036	21,997
103,832	5.00%, 06/01/2036	111,891
2,364,433	3.00%, 09/01/2036	2,388,681
719,949	6.50%, 10/01/2036	807,439
199,340	5.50%, 10/01/2037	219,132
25,786	5.50%, 11/01/2037	28,141
27,514	5.50%, 12/01/2037	29,463
191,039	5.00%, 12/01/2039	206,813
478,606	5.00%, 02/01/2040	518,127
372,399	5.00%, 05/01/2040	402,303
137,275	4.50%, 07/01/2040	145,374
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 213,118	5.00%, 08/01/2040	$ 230,233
356,436	4.00%, 10/01/2040	370,020
957,649	4.00%, 01/01/2041	994,153
1,666,990	4.00%, 02/01/2041	1,735,581
305,090	4.00%, 04/01/2041	316,715
916,308	3.50%, 11/01/2041	936,631
785,178	3.50%, 02/01/2042	802,542
535,807	4.00%, 03/01/2042	556,241
621,966	3.50%, 07/01/2042	635,762
1,061,212	3.50%, 08/01/2042	1,084,751
887,595	3.50%, 11/01/2042	907,284
699,448	3.50%, 05/01/2043	714,962
1,867,724	3.00%, 09/01/2043	1,869,554
443,950	4.00%, 10/01/2043	461,424
1,225,156	4.00%, 11/01/2043	1,280,952
451,377	4.50%, 11/01/2043	473,561
916,464	4.00%, 01/01/2044	950,073
1,027,137	4.00%, 09/01/2044	1,062,269
2,349,551	4.50%, 10/01/2044	2,464,451
2,007,201	3.50%, 11/01/2044	2,048,573
3,055,502	3.00%, 04/01/2045	3,051,471
1,406,454	4.00%, 04/01/2045	1,453,639
1,555,429	3.00%, 08/01/2045	1,553,582
1,376,503	3.50%, 10/01/2045	1,401,500
2,569,076	3.50%, 04/01/2046	2,611,250
6,043,251	3.00%, 11/01/2046	6,025,638
2,300,683	3.00%, 12/01/2046	2,291,570
6,234,109	3.00%, 02/01/2047	6,209,416
688,845	2.50%, 03/01/2047	670,200
3,000,291	4.00%, 05/01/2047	3,097,956
5,165,100	4.00%, 07/01/2047	5,333,243
663,703	3.50%, 08/01/2047	674,664
5,704,523	3.50%, 10/01/2047	5,797,751
2,354,648	3.50%, 11/01/2047	2,394,216
450,796	4.50%, 11/01/2047	472,624
1,384,221	3.50%, 01/01/2048	1,407,570
1,807,233	4.00%, 02/01/2048	1,868,771
3,197,667	3.50%, 03/01/2048	3,249,807
1,368,205	4.00%, 05/01/2048	1,412,951
5,343,457	4.50%, 05/01/2048	5,599,811
1,702,366	3.00%, 06/01/2048	1,696,049
879,503	4.50%, 06/01/2048	921,563
2,955,849	4.00%, 09/01/2048	3,050,117
1,997,504	4.50%, 01/01/2049	2,089,767
1,987,257	3.50%, 02/01/2049	2,018,394
1,991,726	4.00%, 03/01/2049	2,052,906
995,067	4.50%, 03/01/2049	1,038,497
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,004,066
	Series K036 Class A1
1,316,680	2.78%, 04/25/2023	1,318,675
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,024,077
	Series K061 Class A1

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 704,366	3.01%, 08/25/2026	$ 712,873
	Series K061 Class A2
1,000,000	3.35%, 11/25/2026(d)	1,034,601
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,125,074
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	2,026,758
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,044,104
	Federal National Mortgage Association
6,367	8.00%, 11/01/2022	6,582
75,601	4.00%, 02/01/2025	77,884
991,238	3.50%, 12/01/2025	1,014,199
283,747	4.00%, 01/01/2026	292,316
458,043	3.50%, 02/01/2026	468,653
2,000,000	2.13%, 04/24/2026	1,954,062
879,520	3.00%, 02/01/2027	890,903
1,096,652	3.00%, 04/01/2027	1,110,838
776,684	2.50%, 09/01/2027	776,341
1,372,159	2.50%, 02/01/2028	1,371,556
2,134,217	2.50%, 06/01/2028	2,133,278
51,138	6.00%, 01/01/2029	56,962
654,398	3.00%, 03/01/2029	661,668
554,102	3.50%, 04/01/2029	567,458
351,932	3.50%, 09/01/2029	360,590
325,047	2.50%, 02/01/2030	323,503
293,576	2.50%, 06/01/2030	292,182
390,860	4.00%, 09/01/2030	406,289
1,198,826	3.00%, 10/01/2030	1,211,793
123,090	8.00%, 10/01/2030	138,528
1,019,437	3.50%, 01/01/2031	1,039,788
1,468,777	3.00%, 02/01/2031	1,482,874
1,057,066	4.50%, 08/01/2031	1,111,590
3,399,969	2.50%, 09/01/2031	3,381,709
361,187	3.50%, 01/01/2032	371,523
71,056	6.50%, 06/01/2032	78,477
38,324	7.00%, 07/01/2032	44,165
1,502,428	3.00%, 08/01/2032	1,516,876
98,212	6.50%, 08/01/2032	108,470
4,243,431	3.00%, 10/01/2032	4,284,299
857,818	3.00%, 11/01/2032	868,062
1,210,015	3.00%, 02/01/2033	1,224,455
393,917	5.50%, 03/01/2033	424,259
67,170	5.50%, 05/01/2033	74,137
455,202	3.50%, 06/01/2033	465,747
750,766	3.00%, 08/01/2033	759,734
61,451	5.00%, 09/01/2033	66,113
48,484	5.50%, 01/01/2034	52,386
413,567	4.00%, 02/01/2034	431,451
7,947,406	3.50%, 03/01/2034	8,131,499
232,416	5.50%, 03/01/2034	256,490
227,403	5.50%, 05/01/2034	250,221
63,871	5.50%, 02/01/2035	70,265
140,427	6.00%, 02/01/2035	154,902
906,237	3.00%, 03/01/2035	917,068
730,501	5.00%, 05/01/2035	785,908
13,383	5.00%, 07/01/2035	14,387
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 143,622	5.00%, 09/01/2035	$ 154,516
156,142	5.00%, 10/01/2035	168,044
85,999	6.00%, 10/01/2035	94,854
130,059	5.50%, 11/01/2035	143,089
23,808	6.00%, 11/01/2035	25,703
49,111	6.00%, 12/01/2035	54,096
54,125	5.50%, 04/01/2036	59,458
163,701	6.00%, 04/01/2036	180,594
465,020	6.00%, 06/01/2036	513,357
12,346	6.50%, 08/01/2036	13,635
123,976	5.50%, 10/01/2036	136,375
88,877	5.50%, 11/01/2036	97,707
751,357	6.00%, 12/01/2036	824,574
2,065,818	3.00%, 01/01/2037	2,086,695
69,601	5.00%, 07/01/2037	74,888
385,386	5.50%, 08/01/2037	422,825
601,378	5.50%, 01/01/2038	652,171
275,228	6.00%, 03/01/2038	303,847
143,721	5.50%, 07/01/2038	157,879
87,609	6.00%, 05/01/2039	96,634
731,816	4.50%, 08/01/2039	776,555
809,498	5.00%, 08/01/2039	874,552
622,798	5.00%, 12/01/2039	677,139
491,082	4.50%, 03/01/2040	520,858
501,268	5.00%, 06/01/2040	541,884
3,372,516	4.50%, 08/01/2040	3,565,734
828,488	4.50%, 09/01/2040	875,956
221,172	4.50%, 11/01/2040	233,784
326,274	5.00%, 11/01/2040	351,946
2,180,369	4.00%, 02/01/2041	2,265,570
2,559,012	4.50%, 03/01/2041	2,705,528
3,777,890	5.00%, 05/01/2041	4,075,417
674,109	4.00%, 09/01/2041	699,258
419,972	4.50%, 10/01/2041	444,035
1,580,113	3.50%, 12/01/2041	1,614,227
1,517,880	4.00%, 01/01/2042	1,574,452
993,631	3.50%, 02/01/2042	1,015,064
5,333,039	3.00%, 09/01/2042	5,337,462
3,253,611	3.00%, 12/01/2042	3,256,317
1,752,429	3.00%, 02/01/2043	1,753,884
1,554,548	3.00%, 03/01/2043	1,555,841
940,352	3.00%, 04/01/2043	941,134
2,992,709	3.50%, 05/01/2043	3,056,782
123,077	4.00%, 06/01/2043	127,640
407,340	4.00%, 07/01/2043	425,548
2,940,919	3.00%, 08/01/2043	2,943,364
973,113	3.50%, 08/01/2043	994,123
584,824	3.00%, 09/01/2043	585,310
474,413	4.00%, 09/01/2043	495,602
1,418,766	4.00%, 12/01/2043	1,482,189
1,128,579	5.00%, 01/01/2044	1,214,696
1,399,786	3.50%, 06/01/2044	1,431,619
1,080,283	3.50%, 08/01/2044	1,104,851
1,660,856	4.00%, 08/01/2044	1,737,129
2,380,995	3.50%, 10/01/2044	2,435,146
460,574	4.00%, 12/01/2044	476,368
1,001,600	3.50%, 05/01/2045	1,024,387
555,948	4.00%, 06/01/2045	577,361

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 716,228	3.50%, 11/01/2045	$ 728,812
6,182,584	3.50%, 12/01/2045	6,291,213
4,843,667	3.50%, 01/01/2046	4,928,774
750,490	4.00%, 01/01/2046	776,072
5,315,340	3.50%, 02/01/2046	5,408,729
2,501,835	3.50%, 03/01/2046	2,545,019
3,836,797	3.00%, 06/01/2046	3,825,728
1,267,108	3.00%, 07/01/2046	1,263,452
8,209,771	3.50%, 07/01/2046	8,348,378
1,098,398	2.50%, 10/01/2046	1,067,867
4,623,746	3.00%, 10/01/2046	4,613,256
2,942,090	4.00%, 10/01/2046	3,041,169
1,790,470	3.00%, 11/01/2046	1,785,304
3,294,826	3.00%, 12/01/2046	3,285,321
419,064	3.50%, 12/01/2046	425,865
1,260,776	4.00%, 03/01/2047	1,303,094
1,551,901	4.00%, 04/01/2047	1,603,991
3,365,385	4.00%, 05/01/2047	3,478,343
2,998,169	4.00%, 06/01/2047	3,098,804
1,376,425	4.50%, 06/01/2047	1,440,686
1,737,967	3.50%, 07/01/2047	1,765,735
4,036,961	3.50%, 08/01/2047	4,101,619
3,400,108	4.00%, 08/01/2047	3,514,238
1,297,076	3.00%, 09/01/2047	1,292,530
1,312,048	4.00%, 09/01/2047	1,356,089
1,165,992	4.50%, 09/01/2047	1,220,421
2,927,791	4.00%, 10/01/2047	3,025,318
4,466,489	3.50%, 12/01/2047	4,536,701
1,052,956	3.50%, 01/01/2048	1,070,193
1,526,701	3.50%, 02/01/2048	1,548,710
2,043,518	4.00%, 05/01/2048	2,108,300
3,102,850	4.00%, 06/01/2048	3,201,181
490,219	4.00%, 07/01/2048	505,503
953,616	4.00%, 09/01/2048	982,272
2,474,655	4.00%, 10/01/2048	2,546,794
998,786	4.00%, 02/01/2049	1,028,167
1,307,357	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 2.00%, 06/25/2026	1,286,110
	Government National Mortgage Association
7,969	7.00%, 07/15/2025	8,492
7,126	7.50%, 12/15/2025	7,529
135,878	3.50%, 02/15/2026	138,983
102,603	4.00%, 04/20/2026	106,042
1,293,342	2.50%, 04/15/2027	1,291,893
794,658	3.00%, 06/20/2027	806,142
237,682	5.00%, 11/15/2033	255,163
46,356	5.50%, 12/15/2035	50,973
58,151	5.00%, 12/20/2035	62,199
106,947	6.00%, 01/20/2036	119,891
130,498	5.50%, 02/20/2036	142,541
816,541	5.00%, 06/15/2039	877,004
502,466	4.50%, 01/20/2040	529,065
761,411	4.00%, 05/20/2040	797,604
256,384	4.50%, 07/20/2040	269,963
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 150,309	5.50%, 07/20/2040	$ 162,445
239,802	4.50%, 09/20/2040	252,434
868,282	4.00%, 10/15/2040	902,670
468,223	4.00%, 09/15/2041	486,730
88,692	4.50%, 12/20/2041	93,376
443,788	3.50%, 06/15/2042	455,800
1,363,305	3.50%, 06/20/2042	1,399,259
1,552,726	3.50%, 08/15/2042	1,594,560
1,010,718	3.00%, 02/15/2043	1,018,995
2,616,876	3.50%, 10/20/2044	2,680,346
1,353,625	3.00%, 01/20/2046	1,364,290
2,156,778	3.50%, 02/20/2046	2,208,285
1,353,498	3.50%, 03/20/2046	1,385,809
669,881	4.00%, 03/20/2046	695,187
3,588,612	3.00%, 04/20/2046	3,612,442
1,506,013	3.50%, 04/20/2046	1,541,962
1,880,276	3.50%, 05/20/2046	1,925,157
7,182,817	3.00%, 08/20/2046	7,230,544
2,290,973	3.00%, 09/20/2046	2,307,607
1,285,767	3.50%, 09/20/2046	1,316,483
2,386,330	3.50%, 10/20/2046	2,443,297
1,779,704	3.00%, 12/20/2046	1,791,526
9,808,044	3.00%, 01/20/2047	9,871,722
1,913,892	3.50%, 01/20/2047	1,959,412
2,393,462	3.50%, 04/20/2047	2,449,625
5,631,255	4.00%, 04/20/2047	5,823,787
2,147,788	3.50%, 05/20/2047	2,197,952
901,449	3.50%, 06/20/2047	921,003
4,747,176	3.50%, 07/20/2047	4,856,693
4,960,804	3.50%, 08/20/2047	5,074,621
3,714,357	4.00%, 09/20/2047	3,837,897
2,860,601	3.50%, 12/20/2047	2,925,200
2,087,297	3.50%, 01/20/2048	2,134,287
4,860,454	4.00%, 01/20/2048	5,022,113
2,717,065	3.00%, 02/20/2048	2,730,903
2,625,081	3.50%, 02/20/2048	2,684,045
3,317,735	4.50%, 02/20/2048	3,454,521
3,207,734	4.00%, 03/20/2048	3,314,424
1,402,032	4.00%, 04/20/2048	1,448,663
3,690,179	4.00%, 07/20/2048	3,812,915
1,945,684	4.50%, 07/20/2048	2,021,161
5,911,842	4.50%, 09/20/2048	6,165,026
996,189	4.00%, 10/20/2048	1,029,322
6,664,174	4.50%, 11/20/2048	6,928,210
1,826,543	3.50%, 12/20/2048	1,867,302
		446,498,272
TOTAL MORTGAGE-BACKED SECURITIES — 30.16% (Cost $469,628,962)		$ 465,977,174
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.80%
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,098,580

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 105,000	Energy Northwest 2.81%, 07/01/2024	$ 105,743
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,219,350
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,034,540
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,846,580
600,000	State of Illinois 5.10%, 06/01/2033	589,572
1,000,000	State of Texas 5.52%, 04/01/2039	1,274,280
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,167,540
TOTAL MUNICIPAL BONDS AND NOTES — 0.80% (Cost $12,004,212)		$ 12,336,185
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	3.38%, 06/12/2020	1,515,986
2,000,000	2.63%, 12/10/2021(b)	2,018,114
600,000	5.75%, 06/12/2026	722,922
2,000,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	2,007,143
	Federal National Mortgage Association
1,000,000	1.50%, 06/22/2020(b)	989,256
3,000,000	1.38%, 10/07/2021	2,935,391
500,000	Resolution Funding Corp 9.38%, 10/15/2020	552,804
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,722,081
1,260,000	7.13%, 05/01/2030	1,771,371
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.92% (Cost $14,112,379)		$ 14,235,068
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,000,000	1.38%, 03/31/2020	5,939,062
8,800,000	1.13%, 04/30/2020	8,682,094
5,000,000	3.50%, 05/15/2020	5,060,938
11,000,000	1.38%, 05/31/2020	10,872,383
12,000,000	1.63%, 06/30/2020	11,887,500
13,000,000	1.63%, 07/31/2020	12,871,016
9,500,000	2.63%, 08/15/2020	9,532,656
13,000,000	1.38%, 09/30/2020	12,812,617
13,000,000	1.75%, 10/31/2020	12,880,156
10,000,000	2.63%, 11/15/2020	10,045,313
12,000,000	2.38%, 12/31/2020	12,011,719
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 8,800,000	2.13%, 01/31/2021	$ 8,771,813
7,000,000	2.00%, 02/28/2021	6,961,445
11,000,000	2.25%, 03/31/2021	10,996,562
7,500,000	1.38%, 04/30/2021	7,364,062
4,000,000	3.13%, 05/15/2021	4,069,062
5,000,000	2.00%, 05/31/2021	4,971,484
7,500,000	2.13%, 06/30/2021	7,477,148
6,500,000	1.13%, 07/31/2021	6,333,691
5,000,000	2.13%, 08/15/2021	4,984,570
5,000,000	2.13%, 09/30/2021	4,984,766
9,500,000	2.00%, 11/15/2021	9,444,336
2,650,000	8.00%, 11/15/2021	3,033,629
4,000,000	2.13%, 12/31/2021	3,988,438
4,000,000	1.50%, 01/31/2022	3,919,688
2,000,000	2.00%, 02/15/2022	1,987,969
6,500,000	1.75%, 03/31/2022	6,411,387
5,000,000	1.75%, 04/30/2022	4,929,102
10,000,000	1.88%, 05/31/2022	9,893,750
4,000,000	2.13%, 06/30/2022	3,987,812
7,000,000	2.00%, 07/31/2022	6,949,961
9,700,000	1.63%, 08/15/2022	9,510,926
2,000,000	1.75%, 09/30/2022	1,968,047
8,000,000	1.63%, 11/15/2022	7,834,688
9,000,000	2.13%, 12/31/2022	8,966,953
7,000,000	1.75%, 01/31/2023	6,877,773
11,000,000	1.50%, 02/28/2023	10,702,227
9,000,000	1.50%, 03/31/2023	8,750,391
8,000,000	1.75%, 05/15/2023	7,849,062
7,500,000	1.38%, 06/30/2023	7,240,723
7,000,000	1.25%, 07/31/2023	6,717,266
5,000,000	2.50%, 08/15/2023	5,056,055
2,000,000	6.25%, 08/15/2023	2,331,797
9,000,000	1.38%, 09/30/2023	8,669,883
7,500,000	2.75%, 11/15/2023	7,667,285
6,000,000	2.25%, 01/31/2024	6,002,578
8,000,000	2.13%, 02/29/2024	7,956,562
7,000,000	2.50%, 05/15/2024	7,083,672
10,500,000	2.38%, 08/15/2024	10,557,832
11,750,000	2.25%, 11/15/2024	11,732,100
9,500,000	2.00%, 02/15/2025	9,348,965
12,000,000	2.13%, 05/15/2025	11,880,469
4,000,000	2.75%, 06/30/2025	4,105,000
4,800,000	6.88%, 08/15/2025	6,093,375
11,500,000	2.25%, 11/15/2025	11,453,730
12,000,000	1.63%, 02/15/2026	11,472,656
10,000,000	2.00%, 11/15/2026	9,763,281
6,500,000	2.38%, 05/15/2027	6,512,187
7,000,000	2.25%, 08/15/2027	6,939,023
7,000,000	2.75%, 02/15/2028	7,206,172
9,500,000	2.88%, 05/15/2028	9,877,402
3,500,000	3.13%, 11/15/2028	3,716,426
11,500,000	2.63%, 02/15/2029(b)	11,535,178
1,000,000	3.50%, 02/15/2039	1,135,078
2,275,000	4.38%, 05/15/2040	2,899,736
8,000,000	3.13%, 11/15/2041	8,527,188
9,000,000	2.75%, 08/15/2042	8,980,312
5,000,000	3.13%, 02/15/2043	5,308,398
11,000,000	2.88%, 05/15/2043	11,192,070

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 500,000	3.63%, 02/15/2044	$ 576,387
5,000,000	3.38%, 05/15/2044	5,537,891
5,000,000	3.13%, 08/15/2044	5,311,914
5,000,000	3.00%, 11/15/2044	5,196,289
13,000,000	2.50%, 02/15/2045	12,293,125
8,000,000	2.50%, 02/15/2046	7,540,938
4,500,000	3.00%, 02/15/2047	4,680,527
10,500,000	2.75%, 11/15/2047	10,373,672
11,500,000	3.00%, 02/15/2048	11,927,207
4,000,000	3.00%, 08/15/2048	4,150,312
2,000,000	3.38%, 11/15/2048	2,231,016
TOTAL U.S. TREASURY BONDS AND NOTES — 38.54% (Cost $591,881,499)		$ 595,297,873
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.19%
3,000,000	U.S. Treasury Bills 2.42%, 09/19/2019	2,965,535
Repurchase Agreements — 1.22%
100,000	Repurchase agreement (principal amount/value $100,000 with a maturity value of $100,021 with Daiwa Capital Markets America Inc, 2.50%, dated 3/29/19 to be repurchased at $100,021 on 4/1/19 collateralized by a U.S. Treasury security, 2.00%, 3/31/24, with a value of $102,085.	100,000
4,443,818	Repurchase agreement (principal amount/value $4,448,166 with a maturity value of $4,449,130) with Bank of Montreal, 2.60%, dated 3/29/19 to be repurchased at $4,443,818 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 4.50%, 3/31/19 - 3/1/49, with a value of $4,537,134.(e)	4,443,818
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,443,818	Undivided interest of 11.23% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc., 2.65%, dated 3/29/19 to be repurchased at $4,443,818 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(e)	$ 4,443,818
914,210	Undivided interest of 13.46% in a repurchase agreement (principal amount/value $6,802,579 with a maturity value of $6,804,036) with Mizuho Securities (USA) LLC, 2.57%, dated 3/29/19 to be repurchased at $914,210 on 4/1/19 collateralized by U.S. Treasury securities, 0.88% - 2.88%, 12/31/20 - 5/15/43, with a value of $6,938,635.(e)	914,210
4,443,818	Undivided interest of 18.68% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $4,443,818 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(e)	4,443,818

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,443,818	Undivided interest of 6.70% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $4,443,818 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(e)	$ 4,443,818
		18,789,482
SHORT TERM INVESTMENTS — 1.41% (Cost $21,755,017)		$ 21,755,017
TOTAL INVESTMENTS — 101.07% (Cost $1,556,462,333)		$1,561,324,132
OTHER ASSETS & LIABILITIES, NET — (1.07)%		$ (16,601,304)
TOTAL NET ASSETS — 100.00%		$1,544,722,828
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 29, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.91%
$ 134,815	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	$ 134,113
395,000	ALM XII Ltd(a)(c) Series 2015-12A Class A1R2 3.67%, 04/16/2027 3-mo. LIBOR + 0.89%	393,463
250,000	ALM XVI Ltd/ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 3.67%, 07/15/2027 3-mo. LIBOR + 0.90%	249,348
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 4.02%, 07/25/2029 3-mo. LIBOR + 1.25%	453,641
	Anchorage Capital Ltd(a)(c)
	Series 2015-6A Class AR
272,000	4.06%, 07/15/2030 3-mo. LIBOR + 1.27%	272,004
	Series 2016-8A Class AR
425,000	3.76%, 07/28/2028 3-mo. LIBOR + 1.00%	422,447
250,000	Atlas Senior Loan Fund Ltd(a)(c) Series 2017-8A Class A 4.08%, 01/16/2030 3-mo. LIBOR + 1.30%	248,090
400,000	Atlas Senior Loan Fund V Ltd(a)(c) Series 2014-1A Class AR2 4.04%, 07/16/2029 3-mo. LIBOR + 1.26%	398,801
500,000	Atrium IX(a)(c) Series 2009A Class AR 3.86%, 05/28/2030 3-mo. LIBOR + 1.24%	499,771
103,569	Avery Point III Ltd(a)(c) Series 2013-3A Class AR 3.90%, 01/18/2025 3-mo. LIBOR + 1.12%	103,607
	Bain Capital Credit(a)(c)
	Series 2017-1A Class A1
250,000	4.01%, 07/20/2030 3-mo. LIBOR + 1.25%	249,995
	Series 2017-2A Class AR
454,000	4.02%, 07/25/2030 3-mo. LIBOR + 1.25%	453,990
170,569	Bayview Koitere Fund Trust(a)(b) Series 2017-RT4 Class A 3.50%, 07/28/2057	171,376
265,328	Bayview Mortgage Fund IV Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	266,141
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
Principal Amount		Fair Value
Non-Agency — (continued)
$ 125,241	4.00%, 06/28/2053	$ 126,732
	Series 2017-RT6 Class A
167,067	3.50%, 10/28/2057	168,000
	Series 2017-SPL3 Class A
68,134	4.00%, 11/28/2053	69,237
	Series 2017-SPL4 Class A
133,385	3.50%, 01/28/2055	133,789
	Series 2017-SPL5 Class A
84,798	3.50%, 06/28/2057	85,066
260,416	Bayview Opportunity Mortgage Fund(a)(b) Series 2017-RT1 Class A1 3.00%, 03/28/2057	258,950
	BlueMountain Ltd(a)(c)
	Series 2013-2A Class A1R
408,000	3.96%, 10/22/2030 3-mo. LIBOR + 1.18%	405,347
	Series 2015-2A Class A1R
400,000	3.69%, 07/18/2027 3-mo. LIBOR + 0.93%	397,996
250,000	Bristol Park Ltd(a)(c) Series 2016-1A Class A 4.19%, 04/15/2029 3-mo. LIBOR + 1.42%	250,532
500,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2013-1A Class A1R 3.91%, 08/14/2030 3-mo. LIBOR + 1.22%	499,308
428,000	CIFC Funding Ltd(a)(c) Series 2012-2RA Class A1 3.56%, 01/20/2028 3-mo. LIBOR + 0.80%	424,645
16,251	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	16,216
36,534	CLUB Credit Trust(a) Series 2017-P2 Class A 2.61%, 01/15/2024	36,381
99,388	Credit Suisse Trust(a) Series 2018-LD1 Class A 3.42%, 07/25/2024	99,375
193,538	Domino's Pizza Master Issuer LLC(a) Series 2018-1A Class A2I 4.12%, 07/25/2048	196,454
	Dryden Senior Loan Fund(a)(c)
	Series 2017-49A Class A
250,000	3.99%, 07/18/2030 3-mo. LIBOR + 1.21%	249,550
	Series 2017-50A Class A1
407,000	4.01%, 07/15/2030 3-mo. LIBOR + 1.22%	407,030
47,655	Engs Commercial Finance Trust(a) Series 2018-1A Class A1 2.97%, 02/22/2021	47,644
447,672	Galaxy XXIX CLO Ltd(a)(c) Series 2018-29A Class A 3.47%, 11/15/2026 3-mo. LIBOR + 0.79%	446,179

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 250,000	Goldentree Loan Opportunities XI Ltd(a)(c) Series 2015-11A Class AR2 3.85%, 01/18/2031 3-mo. LIBOR + 1.07%	$ 247,583
	KKR Ltd(a)(c)
	Series 2017-9 Class AR
268,000	4.04%, 07/15/2030 3-mo. LIBOR + 1.27%	267,406
	Series 2018 Class A
454,000	4.03%, 07/18/2030 3-mo. LIBOR + 1.27%	452,395
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	222,798
440,000	LCM XXV Ltd(a)(c) Series 2017-25A Class A 3.97%, 07/20/2030 3-mo. LIBOR + 1.21%	439,208
	Lendmark Funding Trust(a)
	Series 2017-1A Class A
237,000	2.83%, 12/22/2025	234,964
	Series 2017-2A Class A
100,000	2.80%, 05/20/2026	99,360
204,596	Magnetite IX Ltd(a)(c) Series 2014-9A Class A1R 3.75%, 07/25/2026 3-mo. LIBOR + 1.00%	204,597
409,000	Magnetite XI Ltd(a)(c) Series 2014-11A Class A1R 3.88%, 01/18/2027 3-mo. LIBOR + 1.12%	409,187
	Marlette Funding Trust(a)
	Series 2017-3A Class A
18,873	2.36%, 12/15/2024	18,847
	Series 2018-2A Class A
64,341	3.06%, 07/17/2028	64,316
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
292,878	2.75%, 01/25/2061	288,659
	Series 2018-1 Class A1
359,800	3.25%, 05/25/2062	358,494
	Series 2018-2 Class A1
287,679	3.50%, 05/25/2058	288,223
	Series 2018-3 Class A1
193,497	3.50%, 08/25/2058	195,161
	Nationstar HECM Loan Trust(a)(b)
	Series 2017-2A Class A1
28,245	2.04%, 09/25/2027	28,100
	Series 2018-1A Class A
34,782	2.76%, 02/25/2028	34,728
	Series 2018-SB51 Class A5H
59,402	3.19%, 07/25/2028	59,497
	New Residential Mortgage LLC(a)
	Series 2018-FNT1 Class A
243,365	3.61%, 05/25/2023	245,552
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-GS10 Class A1
$ 267,645	3.79%, 07/25/2054	$ 269,864
	New Residential Mortgage Loan Trust(a)(b)
	Series 2017-6A Class A1
172,953	4.00%, 08/27/2057	175,698
	Series 2018-1A Class A1A
299,964	4.00%, 12/25/2057	306,238
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 3.91%, 06/20/2029 3-mo. LIBOR + 1.30%	254,998
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
285,623	3.19%, 01/25/2023	284,390
	Series 2018-PLS2 Class A
75,511	3.27%, 02/25/2023	75,476
284,000	OCP Ltd(a)(c) Series 2015-8A Class A1R 3.63%, 04/17/2027 3-mo. LIBOR + 0.85%	282,832
250,000	Octagon Investment Partners XV Ltd(a)(c) Series 2013-1A Class A1AR 3.97%, 07/19/2030 3-mo. LIBOR + 1.21%	249,445
192,832	Octagon Investment Partners XX Ltd(a)(c) Series 2014-1A Class AR 3.82%, 08/12/2026 3-mo. LIBOR + 1.13%	192,835
	OneMain Financial Issuance Trust(a)
	Series 2016-2A Class A
10,335	4.10%, 03/20/2028	10,351
	Series 2017-1A Class A1
208,000	2.37%, 09/14/2032	206,377
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	229,101
315,000	OZLM Ltd(a)(c) Series 2014-9A Class A1AR 3.75%, 10/20/2031 3-mo. LIBOR + 1.28%	312,992
250,000	Palmer Square Loan Funding Ltd(a)(c) Series 2018-4A Class A2 4.13%, 11/15/2026 3-mo. LIBOR + 1.45%	247,700
	Prosper Marketplace Issuance Trust(a)
	Series 2017-3A Class A
8,063	2.36%, 11/15/2023	8,058
	Series 2018-1A Class A
41,344	3.11%, 06/17/2024	41,357
	Regional Management Issuance Trust(a)
	Series 2018-1 Class A
190,000	3.83%, 07/15/2027	189,654
	Series 2018-2 Class A

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 320,000	4.56%, 01/18/2028	$ 323,519
48,957	Skopos Auto Receivables Trust(a) Series 2018-1A Class A 3.19%, 09/15/2021	48,957
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
94,102	2.77%, 05/25/2026	93,795
	Series 2017-4 Class A
41,813	2.50%, 05/26/2026	41,507
	Series 2017-6 Class A2
100,000	2.82%, 11/25/2026	99,595
	SoFi Consumer Loan Program Trust(a)
	Series 2018-1 Class A1
51,736	2.55%, 02/25/2027	51,600
	Series 2018-2 Class A1
78,792	2.93%, 04/26/2027	78,717
409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 3.72%, 04/15/2029 3-mo. LIBOR + 0.95%	405,002
405,000	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 3.65%, 01/20/2028 3-mo. LIBOR + 0.89%	402,706
250,000	Sounds Point IV-R Ltd(a)(c) Series 2013-3RA Class A 3.93%, 04/18/2031 3-mo. LIBOR + 1.15%	247,184
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
75,526	2.90%, 11/15/2029	75,416
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	213,305
100,000	SPS Servicer Advance(a) Series 2018-T1 Class AT1 3.62%, 10/17/2050	100,657
325,000	TICP CLO XII Ltd(a)(c) Series 2018-12A Class A 3.92%, 01/15/2031 3-mo. LIBOR + 1.11%	323,380
	Towd Point Mortgage Trust(a)
	Series 2016-4 Class A1
175,103	2.25%, 07/25/2056(b)	171,668
	Series 2017-2 Class A1
128,850	2.75%, 04/25/2057(b)	127,539
	Series 2017-3 Class A1
99,624	2.75%, 07/25/2057(b)	98,063
	Series 2017-4 Class A1
144,320	2.75%, 06/25/2057(b)	141,991
	Series 2017-5 Class A1
134,851	3.09%, 02/25/2057(c) 1-mo. LIBOR + 0.60%	133,738
	Series 2017-6 Class A1
448,384	2.75%, 10/25/2057(b)	440,252
	Series 2018-1 Class A1
81,399	3.00%, 01/25/2058(b)	80,561
	Series 2018-2 Class A1
Principal Amount		Fair Value
Non-Agency — (continued)
$ 301,067	3.25%, 03/25/2058(b)	$ 300,307
	Series 2018-3 Class A1
217,234	3.75%, 05/25/2058(b)	219,746
260,000	Vibrant VI Ltd(a)(c) Series 2017-6A Class A 3.85%, 06/20/2029 3-mo. LIBOR + 1.24%	258,616
	Voya Ltd(a)(c)
	Series 2017-3A Class A1A
250,000	3.99%, 07/20/2030 3-mo. LIBOR + 1.23%	249,558
	Series 2017-4A Class A1
250,000	3.90%, 10/15/2030 3-mo. LIBOR + 1.13%	247,875
59,250	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	58,413
	Zais Ltd(a)(c)
	Series 2016-2A Class A1
250,000	4.32%, 10/15/2028 3-mo. LIBOR + 1.53%	249,694
	Series 2017-1A Class A1
263,000	4.14%, 07/15/2029 3-mo. LIBOR + 1.37%	263,058
TOTAL ASSET-BACKED SECURITIES — 4.91% (Cost $21,749,797)		$ 21,678,078
CORPORATE BONDS AND NOTES
Basic Materials — 1.33%
100,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	96,500
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021(d)	205,122
600,000	4.45%, 03/01/2023	611,524
100,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	93,250
50,000	Coeur Mining Inc 5.88%, 06/01/2024	48,125
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	70,125
	DowDuPont Inc
220,000	4.21%, 11/15/2023	230,152
305,000	4.73%, 11/15/2028(d)	329,400
50,000	Element Solutions Inc(a)(d) 5.88%, 12/01/2025	50,180
	Freeport-McMoRan Inc
75,000	3.88%, 03/15/2023	73,921
50,000	5.40%, 11/14/2034	45,500
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	252,812
75,000	Hexion Inc(e) 6.63%, 04/15/2020	62,625
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	51,250

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 600,000	International Paper Co 4.40%, 08/15/2047	$ 562,957
50,000	Methanex Corp 5.65%, 12/01/2044	47,764
35,000	Nutrien Ltd 4.20%, 04/01/2029	35,990
50,000	PQ Corp(a) 5.75%, 12/15/2025	48,687
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,036,417
	RPM International Inc
110,000	6.13%, 10/15/2019	111,820
300,000	4.55%, 03/01/2029	304,652
100,000	5.25%, 06/01/2045	100,703
200,000	SABIC Capital II BV(a) 4.00%, 10/10/2023	204,000
145,000	Sherwin-Williams Co 3.45%, 06/01/2027	142,579
250,000	Southern Copper Corp 6.75%, 04/16/2040	300,156
150,000	Starfruit Finco BV / Starfruit US Holdco LLC(a)(d) 8.00%, 10/01/2026	151,500
	Syngenta Finance NV(a)
200,000	4.89%, 04/24/2025	203,796
200,000	5.18%, 04/24/2028	203,435
25,000	Teck Resources Ltd 6.13%, 10/01/2035	26,632
	Vale Overseas Ltd
95,000	6.25%, 08/10/2026	103,265
65,000	6.88%, 11/10/2039	74,425
		5,879,264
Communications — 4.41%
50,000	Acosta Inc(a) 7.75%, 10/01/2022	7,755
	Alibaba Group Holding Ltd
600,000	3.60%, 11/28/2024	615,364
200,000	3.40%, 12/06/2027	196,511
200,000	4.20%, 12/06/2047	196,086
275,000	Altice France SA(a) 7.38%, 05/01/2026	269,500
	Amazon.com Inc
25,000	2.80%, 08/22/2024	25,053
525,000	3.88%, 08/22/2037	548,373
65,000	4.95%, 12/05/2044	77,820
75,000	AMC Networks Inc 5.00%, 04/01/2024	75,367
25,000	Anixter Inc(a) 6.00%, 12/01/2025	26,250
	AT&T Inc
1,475,000	4.10%, 02/15/2028	1,490,700
205,000	4.35%, 03/01/2029	209,496
415,000	4.30%, 02/15/2030	420,336
475,000	4.80%, 06/15/2044	467,145
50,000	4.75%, 05/15/2046	49,049
280,000	Bell Canada Inc 4.46%, 04/01/2048	290,979
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	CBS Radio Inc(a)(d) 7.25%, 11/01/2024	$ 49,750
	CCO Holdings LLC / CCO Holdings Capital Corp
50,000	5.13%, 02/15/2023	50,875
100,000	5.75%, 01/15/2024	102,625
125,000	5.75%, 02/15/2026(a)	130,937
50,000	5.88%, 05/01/2027(a)	51,890
50,000	5.00%, 02/01/2028(a)	49,438
	Charter Communications Operating LLC / Charter Communications Operating Capital
110,000	4.46%, 07/23/2022	113,844
150,000	4.91%, 07/23/2025	158,176
200,000	4.20%, 03/15/2028	198,635
170,000	6.48%, 10/23/2045	190,742
235,000	5.38%, 05/01/2047	234,123
75,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	76,594
	Comcast Corp
100,000	3.38%, 08/15/2025	101,375
475,000	3.95%, 10/15/2025	496,974
85,000	2.35%, 01/15/2027	79,456
1,730,000	3.30%, 02/01/2027	1,725,246
65,000	4.15%, 10/15/2028	68,529
75,000	4.25%, 10/15/2030	79,767
185,000	4.60%, 10/15/2038	198,344
50,000	4.05%, 11/01/2052	48,492
35,000	4.95%, 10/15/2058	38,677
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	54,782
95,000	6.95%, 06/01/2038	111,198
35,000	4.50%, 06/30/2043	30,432
	CSC Holdings LLC(a)
200,000	7.75%, 07/15/2025(d)	214,500
200,000	5.50%, 04/15/2027	204,230
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	394,831
	Discovery Communications LLC
101,000	3.80%, 03/13/2024(d)	101,872
57,000	3.95%, 06/15/2025(a)	57,481
120,000	4.90%, 03/11/2026	126,712
185,000	3.95%, 03/20/2028	179,911
	DISH DBS Corp
125,000	5.88%, 11/15/2024	105,000
50,000	7.75%, 07/01/2026	43,500
	Fox Corp(a)
35,000	3.67%, 01/25/2022	35,699
100,000	4.71%, 01/25/2029	107,064
135,000	5.58%, 01/25/2049	152,773
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	101,770
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	281,199

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 450,000	5.00%, 05/13/2045	$ 441,011
75,000	iHeartCommunications Inc(e)(f) 9.00%, 03/01/2021	52,875
	Intelsat Jackson Holdings SA
50,000	5.50%, 08/01/2023	44,375
50,000	8.50%, 10/15/2024(a)	48,625
25,000	9.75%, 07/15/2025(a)	25,383
75,000	Match Group Inc(a) 5.00%, 12/15/2027	75,562
	Nexstar Broadcasting Inc
25,000	5.88%, 11/15/2022	25,656
100,000	5.63%, 08/01/2024(a)	101,500
	Sinclair Television Group Inc(a)
75,000	5.63%, 08/01/2024	75,656
50,000	5.88%, 03/15/2026	50,375
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	51,812
75,000	5.38%, 04/15/2025	76,969
25,000	5.00%, 08/01/2027	25,015
575,000	Sky Ltd(a) 3.75%, 09/16/2024	595,862
50,000	Sprint Capital Corp 6.88%, 11/15/2028	48,063
	Sprint Corp
175,000	7.63%, 02/15/2025	178,500
75,000	7.63%, 03/01/2026	76,125
	T-Mobile USA Inc
50,000	5.13%, 04/15/2025	51,188
150,000	4.50%, 02/01/2026	149,918
	Telefonica Emisiones SA
150,000	4.10%, 03/08/2027	151,994
300,000	7.05%, 06/20/2036	365,563
260,000	5.21%, 03/08/2047	264,070
205,000	4.90%, 03/06/2048	199,753
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	101,652
50,000	6.55%, 05/01/2037	55,309
500,000	5.50%, 09/01/2041	494,904
65,000	4.50%, 09/15/2042	57,023
255,000	Tencent Holdings Ltd(a) 2.99%, 01/19/2023	253,994
100,000	Tribune Media Co 5.88%, 07/15/2022	102,063
25,000	Urban One Inc(a) 7.38%, 04/15/2022	24,125
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	329,917
185,000	4.33%, 09/21/2028	196,142
450,000	3.88%, 02/08/2029	462,641
465,000	4.50%, 08/10/2033	492,409
75,000	4.81%, 03/15/2039	80,640
350,000	4.13%, 08/15/2046	339,790
200,000	4.52%, 09/15/2048	205,527
	Viacom Inc
205,000	4.25%, 09/01/2023	213,211
160,000	4.38%, 03/15/2043	143,568
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	201,250
Principal Amount		Fair Value
Communications — (continued)
	Vodafone Group PLC
$ 200,000	4.13%, 05/30/2025	$ 203,848
290,000	4.38%, 05/30/2028	295,037
280,000	5.25%, 05/30/2048	280,034
	Warner Media LLC
100,000	2.95%, 07/15/2026	94,721
140,000	3.80%, 02/15/2027	139,282
		19,456,164
Consumer, Cyclical — 1.86%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	148,170
125,000	Adient Global Holdings Ltd(a) 4.88%, 08/15/2026	91,875
	American Axle & Manufacturing Inc
25,000	6.25%, 03/15/2026	24,125
75,000	6.50%, 04/01/2027(d)	72,750
100,000	American Builders & Contractors Supply Co Inc(a) 5.88%, 05/15/2026	101,375
50,000	Aramark Services Inc(a) 5.00%, 04/01/2025	51,200
75,000	Boyd Gaming Corp 6.88%, 05/15/2023	77,906
100,000	Caesars Resort Collection LLC / CRC Finco Inc(a) 5.25%, 10/15/2025	96,500
400,000	Cintas Corp No 2 3.70%, 04/01/2027	411,034
75,000	Core & Main LP(a) 6.13%, 08/15/2025	73,335
800,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	809,093
	Dana Financing Luxembourg SARL(a)
25,000	5.75%, 04/15/2025	25,000
75,000	6.50%, 06/01/2026	76,500
	Delta Air Lines Inc
75,000	3.63%, 03/15/2022	75,515
100,000	3.80%, 04/19/2023	101,094
500,000	Dollar Tree Inc 3.70%, 05/15/2023	507,266
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	50,625
25,000	EMI Music Publishing Group North America Holdings Inc(a) 7.63%, 06/15/2024	26,500
	Ferrellgas LP / Ferrellgas Finance Corp(d)
50,000	6.50%, 05/01/2021	43,813
50,000	6.75%, 01/15/2022	43,625
	Ford Motor Co
40,000	4.35%, 12/08/2026	37,156
40,000	4.75%, 01/15/2043	31,394
70,000	5.29%, 12/08/2046	58,714

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	General Motors Co
$ 145,000	6.25%, 10/02/2043	$ 145,101
185,000	6.75%, 04/01/2046	192,895
165,000	5.40%, 04/01/2048	151,389
30,000	5.95%, 04/01/2049	29,064
715,000	General Motors Financial Co Inc 3.50%, 11/07/2024	691,211
50,000	Goodyear Tire & Rubber Co(d) 5.00%, 05/31/2026	47,675
75,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	73,995
50,000	Hilton Domestic Operating Co Inc(a) 5.13%, 05/01/2026	50,750
	Home Depot Inc
400,000	2.80%, 09/14/2027	394,782
85,000	5.88%, 12/16/2036	107,106
25,000	4.25%, 04/01/2046	26,579
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	50,142
75,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	75,703
40,000	Lowe's Cos Inc 3.70%, 04/15/2046	35,479
	McDonald's Corp
55,000	3.35%, 04/01/2023	56,154
50,000	4.45%, 03/01/2047	51,410
	MGM Resorts International
75,000	5.75%, 06/15/2025	77,719
25,000	5.50%, 04/15/2027	25,375
50,000	Mohegan Gaming & Entertainment(a)(d) 7.88%, 10/15/2024	49,625
475,000	Nissan Motor Acceptance Corp(a) 2.65%, 07/13/2022	463,714
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(a)
25,000	6.25%, 05/15/2026	25,500
75,000	8.50%, 05/15/2027	75,187
	Party City Holdings Inc(a)
50,000	6.13%, 08/15/2023	50,625
50,000	6.63%, 08/01/2026(d)	49,750
50,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	48,625
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	50,438
75,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(a) 6.13%, 08/15/2021	75,187
50,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	49,440
125,000	Starbucks Corp 3.80%, 08/15/2025	128,907
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 100,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	$ 104,250
75,000	Station Casinos LLC(a) 5.00%, 10/01/2025	73,875
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.50%, 06/01/2024	48,705
50,000	5.75%, 03/01/2025	48,375
50,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	49,406
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	220,458
200,000	Under Armour Inc 3.25%, 06/15/2026	182,641
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	48,625
	Volkswagen Group of America Finance LLC(a)
200,000	3.88%, 11/13/2020	202,487
200,000	4.00%, 11/12/2021	204,077
350,000	4.25%, 11/13/2023	360,775
250,000	Walmart Inc 3.40%, 06/26/2023	257,843
25,000	William Carter Co(a) 5.63%, 03/15/2027	25,844
		8,211,453
Consumer, Non-Cyclical — 7.05%
	Abbott Laboratories
115,000	2.90%, 11/30/2021	115,505
250,000	4.90%, 11/30/2046	289,058
	Acadia Healthcare Co Inc
25,000	5.63%, 02/15/2023	25,156
75,000	6.50%, 03/01/2024	76,875
110,000	Aetna Inc 2.80%, 06/15/2023	108,071
100,000	Air Medical Group Holdings Inc(a)(d) 6.38%, 05/15/2023	84,000
	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC
25,000	6.63%, 06/15/2024	25,250
125,000	5.75%, 03/15/2025	118,594
140,000	Allergan Funding SCS 3.45%, 03/15/2022	141,224
	Altria Group Inc
34,000	9.25%, 08/06/2019	34,755
190,000	2.85%, 08/09/2022	189,616
885,000	3.80%, 02/14/2024	901,229
70,000	4.40%, 02/14/2026	72,098
70,000	2.63%, 09/16/2026	64,662
135,000	4.80%, 02/14/2029	139,304
110,000	5.80%, 02/14/2039	116,497

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 40,000	5.38%, 01/31/2044	$ 40,220
150,000	3.88%, 09/16/2046	123,388
145,000	5.95%, 02/14/2049	155,573
105,000	Amgen Inc 2.65%, 05/11/2022	104,687
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc(a)
385,000	3.65%, 02/01/2026	386,415
500,000	4.90%, 02/01/2046	502,455
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	86,393
	Anheuser-Busch InBev Worldwide Inc
100,000	3.50%, 01/12/2024	101,799
210,000	4.15%, 01/23/2025	218,949
190,000	4.75%, 01/23/2029	202,317
60,000	4.38%, 04/15/2038	57,675
360,000	5.45%, 01/23/2039	389,940
5,000	3.75%, 07/15/2042	4,321
55,000	4.60%, 04/15/2048	53,008
550,000	4.44%, 10/06/2048	518,396
155,000	4.75%, 04/15/2058	148,024
115,000	Anthem Inc 4.63%, 05/15/2042	118,890
500,000	Astrazeneca PLC 4.00%, 01/17/2029	525,507
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	455,865
	Avantor Inc(a)
25,000	6.00%, 10/01/2024	25,938
100,000	9.00%, 10/01/2025	108,375
100,000	B&G Foods Inc(d) 5.25%, 04/01/2025	95,875
	BAT Capital Corp
165,000	2.30%, 08/14/2020	163,384
120,000	3.22%, 08/15/2024	117,399
380,000	3.56%, 08/15/2027	360,099
315,000	4.39%, 08/15/2037	284,445
400,000	4.54%, 08/15/2047	350,848
	Bausch Health Americas Inc(a)
50,000	9.25%, 04/01/2026	54,715
75,000	8.50%, 01/31/2027	79,500
	Bausch Health Cos Inc(a)
73,000	5.88%, 05/15/2023	73,730
100,000	6.13%, 04/15/2025	99,000
50,000	5.50%, 11/01/2025	51,063
25,000	5.75%, 08/15/2027	25,625
	Bayer US Finance II LLC(a)
300,000	3.88%, 12/15/2023	302,421
235,000	4.25%, 12/15/2025	237,677
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	293,477
	Becton Dickinson & Co
205,000	3.36%, 06/06/2024	205,251
120,000	3.73%, 12/15/2024	121,908
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 135,000	3.70%, 06/06/2027	$ 134,622
160,000	Boston Scientific Corp 4.00%, 03/01/2028	164,626
225,000	Cardinal Health Inc 2.62%, 06/15/2022	222,142
	Celgene Corp
200,000	3.90%, 02/20/2028	204,371
175,000	5.00%, 08/15/2045	183,967
	Centene Corp
25,000	4.75%, 01/15/2025	25,500
50,000	5.38%, 06/01/2026(a)	52,125
50,000	Charles River Laboratories International Inc(a) 5.50%, 04/01/2026	51,875
	CHS / Community Health Systems Inc
25,000	6.88%, 02/01/2022(d)	16,625
75,000	6.25%, 03/31/2023	70,406
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	174,723
	Cigna Corp(a)
300,000	3.75%, 07/15/2023	307,731
420,000	4.13%, 11/15/2025	434,838
595,000	4.38%, 10/15/2028	616,701
	Cigna Holding Co
100,000	3.05%, 10/15/2027	94,803
40,000	3.88%, 10/15/2047	35,648
300,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	309,625
	Conagra Brands Inc
55,000	3.80%, 10/22/2021	56,021
60,000	4.30%, 05/01/2024	62,181
20,000	4.60%, 11/01/2025	21,044
120,000	5.30%, 11/01/2038	121,922
90,000	5.40%, 11/01/2048	90,629
	Constellation Brands Inc
20,000	2.70%, 05/09/2022	19,855
140,000	2.65%, 11/07/2022(d)	138,267
100,000	4.40%, 11/15/2025	105,056
160,000	3.60%, 02/15/2028	156,715
355,000	4.65%, 11/15/2028	376,240
	CVS Health Corp
165,000	2.75%, 12/01/2022	162,778
430,000	4.10%, 03/25/2025	441,725
155,000	2.88%, 06/01/2026	146,739
150,000	4.30%, 03/25/2028	152,129
740,000	5.05%, 03/25/2048	745,871
	Danone SA(a)
300,000	2.08%, 11/02/2021	294,199
350,000	2.59%, 11/02/2023	342,671
375,000	Eli Lilly & Co 3.38%, 03/15/2029	385,169
125,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(a) 6.00%, 07/15/2023	96,250
75,000	Envision Healthcare Corp(a)(d) 8.75%, 10/15/2026	66,844

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Equifax Inc
$ 250,000	2.30%, 06/01/2021	$ 245,413
125,000	3.60%, 08/15/2021	126,176
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	70,545
200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	206,806
50,000	First Quality Finance Co Inc(a) 5.00%, 07/01/2025	48,627
310,000	Flowers Foods Inc 3.50%, 10/01/2026	300,032
75,000	Garda World Security Corp(a) 8.75%, 05/15/2025	71,438
	General Mills Inc
200,000	3.70%, 10/17/2023	205,095
140,000	4.55%, 04/17/2038	138,821
280,000	4.70%, 04/17/2048(d)	280,372
85,000	Gilead Sciences Inc 2.50%, 09/01/2023	84,123
165,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	170,803
185,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	186,048
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,299
400,000	4.88%, 06/27/2044	398,110
50,000	HCA Healthcare Inc 6.25%, 02/15/2021	52,543
	HCA Inc
75,000	5.00%, 03/15/2024	79,417
125,000	5.88%, 02/15/2026	135,000
25,000	5.38%, 09/01/2026	26,313
50,000	5.63%, 09/01/2028	52,875
25,000	5.88%, 02/01/2029(d)	26,936
200,000	Heineken NV(a) 4.35%, 03/29/2047	201,969
45,000	Humana Inc 2.50%, 12/15/2020	44,664
400,000	IHS Markit Ltd 4.75%, 08/01/2028	418,524
225,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	229,219
	Johnson & Johnson
225,000	2.63%, 01/15/2025	225,078
75,000	3.55%, 03/01/2036	75,510
800,000	Kerry Group Financial Services Unlimited Co(a) 3.20%, 04/09/2023	794,505
	Keurig Dr Pepper Inc(a)
195,000	4.06%, 05/25/2023	200,657
130,000	4.42%, 05/25/2025	134,854
	Kraft Heinz Foods Co
190,000	3.00%, 06/01/2026	177,645
200,000	4.63%, 01/30/2029	205,924
285,000	4.38%, 06/01/2046	247,620
450,000	Kroger Co 4.45%, 02/01/2047	409,474
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
$ 50,000	5.63%, 10/15/2023	$ 41,500
125,000	5.50%, 04/15/2025	97,500
400,000	Mead Johnson Nutrition Co 4.60%, 06/01/2044	437,552
50,000	MEDNAX Inc(a)(d) 6.25%, 01/15/2027	50,563
735,000	Merck & Co Inc 3.40%, 03/07/2029	754,806
150,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	149,625
	Mylan Inc
80,000	4.55%, 04/15/2028(d)	77,846
45,000	5.20%, 04/15/2048	40,757
30,000	Mylan NV 5.25%, 06/15/2046	27,040
325,000	Nestle Holdings Inc(a) 3.35%, 09/24/2023	334,901
25,000	Nielsen Co Luxembourg SARL(a)(d) 5.00%, 02/01/2025	24,094
50,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	49,500
175,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(a) 6.63%, 05/15/2022	165,812
600,000	Pepsico Inc 3.00%, 10/15/2027	596,584
25,000	Polaris Intermediate Corp(a)(g) 8.50%, 12/01/2022 PIK rate, 9.25%	24,663
	Post Holdings Inc(a)
25,000	5.00%, 08/15/2026	24,313
175,000	5.75%, 03/01/2027	175,656
	Prestige Brands Inc(a)
150,000	5.38%, 12/15/2021	151,125
50,000	6.38%, 03/01/2024(d)	50,875
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	193,650
	Refinitiv US Holdings Inc(a)
25,000	6.25%, 05/15/2026	25,344
75,000	8.25%, 11/15/2026	73,594
75,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	77,812
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	163,117
320,000	Smithfield Foods Inc(a) 2.65%, 10/03/2021	307,720
125,000	Sotera Health Holdings LLC(a) 6.50%, 05/15/2023	125,937

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 50,000	Sotera Health Topco Inc(a)(g) 8.13%, 11/01/2021 PIK rate, 8.88%	$ 49,375
	Star Merger Sub Inc(a)
50,000	6.88%, 08/15/2026	51,125
75,000	10.25%, 02/15/2027	76,969
50,000	Surgery Center Holdings Inc(a)(d) 6.75%, 07/01/2025	45,250
150,000	Team Health Holdings Inc(a)(d) 6.38%, 02/01/2025	121,687
75,000	Teleflex Inc 5.25%, 06/15/2024	76,735
	Tenet Healthcare Corp
50,000	6.75%, 06/15/2023	51,500
50,000	4.63%, 07/15/2024	50,125
50,000	5.13%, 05/01/2025	50,253
50,000	7.00%, 08/01/2025(d)	50,625
600,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	490,584
190,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	190,503
120,000	Total System Services Inc 4.80%, 04/01/2026	126,164
	Tyson Foods Inc
160,000	3.90%, 09/28/2023	164,906
250,000	5.15%, 08/15/2044	254,761
130,000	5.10%, 09/28/2048	132,551
	United Rentals North America Inc
75,000	6.50%, 12/15/2026(d)	78,937
50,000	5.50%, 05/15/2027	50,500
	UnitedHealth Group Inc
80,000	3.70%, 12/15/2025	83,046
750,000	2.95%, 10/15/2027	737,055
60,000	4.25%, 04/15/2047	62,834
135,000	3.75%, 10/15/2047	131,375
10,000	4.25%, 06/15/2048	10,579
75,000	US Foods Inc(a) 5.88%, 06/15/2024	76,781
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	155,156
150,000	4.13%, 03/15/2029	153,944
75,000	Vizient Inc(a) 10.38%, 03/01/2024	81,510
25,000	WellCare Health Plans Inc(a) 5.38%, 08/15/2026	26,156
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 100,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	$ 97,250
		31,080,636
Diversified — 0.18%
800,000	CK Hutchison International 17 II Ltd(a) 2.75%, 03/29/2023	788,908
Energy — 3.81%
	Anadarko Petroleum Corp
500,000	3.45%, 07/15/2024	500,044
60,000	6.60%, 03/15/2046	73,071
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	120,892
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp 5.38%, 09/15/2024	75,585
300,000	Apache Corp 4.38%, 10/15/2028	302,506
50,000	Apergy Corp 6.38%, 05/01/2026	50,625
50,000	Archrock Partners LP / Archrock Partners Finance Corp(a) 6.88%, 04/01/2027	50,985
25,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	24,031
50,000	Berry Petroleum Co LLC(a) 7.00%, 02/15/2026	49,500
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	498,258
290,000	3.79%, 02/06/2024	301,108
300,000	BP Capital Markets PLC 3.06%, 03/17/2022	302,960
	Callon Petroleum Co
50,000	6.13%, 10/01/2024	50,250
25,000	6.38%, 07/01/2026(d)	25,063
	Canadian Natural Resources Ltd
300,000	2.95%, 01/15/2023	297,897
30,000	3.80%, 04/15/2024	30,633
250,000	3.90%, 02/01/2025	255,132
225,000	3.85%, 06/01/2027	225,403
	Carrizo Oil & Gas Inc
25,000	6.25%, 04/15/2023(d)	24,563
50,000	8.25%, 07/15/2025	51,750
50,000	Centennial Resource Production LLC(a) 6.88%, 04/01/2027	50,490
75,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	81,562

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Cheniere Energy Partners LP
$ 25,000	5.25%, 10/01/2025	$ 25,563
50,000	5.63%, 10/01/2026(a)	51,250
	Chesapeake Energy Corp(d)
25,000	7.00%, 10/01/2024	24,938
75,000	8.00%, 06/15/2027	73,875
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	249,516
380,000	4.38%, 03/15/2029	391,329
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	633,779
75,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	72,563
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	398,957
75,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	72,000
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	101,000
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	382,003
264,000	Encana Corp 3.90%, 11/15/2021	268,832
25,000	Endeavor Energy Resources LP / EER Finance Inc(a) 5.75%, 01/30/2028	26,250
	Energy Transfer Operating LP
60,000	4.20%, 09/15/2023	62,041
80,000	4.50%, 04/15/2024	83,584
105,000	5.25%, 04/15/2029	112,773
250,000	5.15%, 03/15/2045	241,063
35,000	6.25%, 04/15/2049	39,228
	Enterprise Products Operating LLC
500,000	3.90%, 02/15/2024	519,346
400,000	4.25%, 02/15/2048	392,397
195,000	4.80%, 02/01/2049	207,072
100,000	Enviva Partners LP / Enviva Partners Finance Corp 8.50%, 11/01/2021	104,250
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a)(d) 8.00%, 11/29/2024	27,625
	Gulfport Energy Corp
25,000	6.63%, 05/01/2023	24,250
25,000	6.38%, 05/15/2025	22,625
105,000	Hess Corp(d) 5.80%, 04/01/2047	109,640
100,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 6.00%, 08/01/2024	103,200
	Husky Energy Inc
150,000	6.15%, 06/15/2019	150,953
300,000	4.00%, 04/15/2024	306,642
Principal Amount		Fair Value
Energy — (continued)
$ 290,000	4.40%, 04/15/2029	$ 293,830
50,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	49,578
220,000	Kerr-McGee Corp 6.95%, 07/01/2024	252,984
250,000	Kinder Morgan Energy Partners LP 5.80%, 03/01/2021	263,143
400,000	Kinder Morgan Inc 5.20%, 03/01/2048	421,900
25,000	Laredo Petroleum Inc(d) 6.25%, 03/15/2023	22,313
	Marathon Oil Corp
95,000	2.80%, 11/01/2022	93,849
50,000	3.85%, 06/01/2025	50,649
	Marathon Petroleum Corp
300,000	3.63%, 09/15/2024	302,826
65,000	3.80%, 04/01/2028(a)	64,414
300,000	4.75%, 09/15/2044	299,190
	MPLX LP
105,000	4.13%, 03/01/2027	105,747
225,000	4.00%, 03/15/2028	223,701
55,000	4.70%, 04/15/2048	52,755
200,000	4.90%, 04/15/2058	188,521
93,000	Noble Energy Inc 5.05%, 11/15/2044	92,557
75,000	NuStar Logistics LP 5.63%, 04/28/2027	74,906
50,000	Oasis Petroleum Inc(d) 6.88%, 01/15/2023	50,000
	Parsley Energy LLC / Parsley Finance Corp(a)
25,000	5.38%, 01/15/2025	25,000
25,000	5.63%, 10/15/2027	24,938
	PDC Energy Inc
25,000	6.13%, 09/15/2024	25,000
25,000	5.75%, 05/15/2026	24,438
400,000	Petro-Canada 6.80%, 05/15/2038	518,588
	Petroleos Mexicanos
35,000	6.50%, 01/23/2029	34,685
45,000	6.75%, 09/21/2047	41,402
80,000	6.35%, 02/12/2048	70,532
	Pioneer Natural Resources Co
50,000	3.95%, 07/15/2022	51,453
20,000	4.45%, 01/15/2026	20,987
50,000	Precision Drilling Corp 7.75%, 12/15/2023	51,375
50,000	QEP Resources Inc 5.25%, 05/01/2023	47,125
50,000	Range Resources Corp(d) 4.88%, 05/15/2025	46,375
40,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	40,362
	SESI LLC
75,000	7.13%, 12/15/2021	67,219
50,000	7.75%, 09/15/2024	41,375
50,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	47,375

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Shell International Finance BV
$ 400,000	4.13%, 05/11/2035	$ 426,597
40,000	4.38%, 05/11/2045	43,776
175,000	4.00%, 05/10/2046	182,582
75,000	SM Energy Co(d) 6.75%, 09/15/2026	71,906
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	201,800
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	553,163
50,000	SRC Energy Inc 6.25%, 12/01/2025	44,640
125,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	123,750
80,000	Suncor Energy Inc 3.60%, 12/01/2024	81,978
50,000	Sunoco LP / Sunoco Finance Corp 5.50%, 02/15/2026	49,500
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	74,846
	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a)
50,000	5.88%, 04/15/2026	52,850
25,000	6.50%, 07/15/2027	26,969
230,000	TC PipeLines LP 3.90%, 05/25/2027	227,646
	TerraForm Power Operating LLC(a)
50,000	6.63%, 06/15/2025(h)	52,375
50,000	5.00%, 01/31/2028	48,250
80,000	Texas Eastern Transmission LP(a) 3.50%, 01/15/2028	78,222
	TransCanada PipeLines Ltd
50,000	4.75%, 05/15/2038	52,410
10,000	6.10%, 06/01/2040	11,839
115,000	5.10%, 03/15/2049	123,972
25,000	Transcontinental Gas Pipe Line Co LLC 4.00%, 03/15/2028	25,534
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	47,000
50,000	Ultra Resources Inc(a) 7.13%, 04/15/2025	10,250
	USA Compression Partners LP / USA Compression Finance Corp
75,000	6.88%, 04/01/2026	76,687
25,000	6.88%, 09/01/2027(a)	25,406
	Valero Energy Corp
120,000	3.40%, 09/15/2026	117,499
Principal Amount		Fair Value
Energy — (continued)
$ 365,000	4.00%, 04/01/2029	$ 367,410
145,000	Valero Energy Partners LP 4.50%, 03/15/2028	150,112
	Weatherford International Ltd
25,000	8.25%, 06/15/2023	17,688
25,000	7.00%, 03/15/2038	14,250
	Western Midstream Operating LP
165,000	4.50%, 03/01/2028	163,770
65,000	4.75%, 08/15/2028	66,040
10,000	5.50%, 08/15/2048	9,775
75,000	Whiting Petroleum Corp(d) 6.63%, 01/15/2026	73,500
	Williams Cos Inc
40,000	4.30%, 03/04/2024	41,605
265,000	4.90%, 01/15/2045	265,056
		16,802,597
Financial — 11.11%
	Acrisure LLC / Acrisure Finance Inc(a)
25,000	8.13%, 02/15/2024(d)	25,904
75,000	7.00%, 11/15/2025	67,500
650,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	671,193
	American Express Co
135,000	3.70%, 11/05/2021	137,984
450,000	3.00%, 10/30/2024	448,352
155,000	4.20%, 11/06/2025	164,023
675,000	American International Group Inc 4.50%, 07/16/2044	647,495
75,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	75,000
350,000	Associated Banc-Corp 4.25%, 01/15/2025	358,942
100,000	AssuredPartners Inc(a) 7.00%, 08/15/2025	92,500
495,000	AvalonBay Communities Inc 3.35%, 05/15/2027	499,254
	Bank of America Corp
195,000	2.50%, 10/21/2022	192,601
60,000	3.12%, 01/20/2023(c) 3-mo. LIBOR + 1.16%	60,192
235,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	241,497
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	842,192
360,000	3.71%, 04/24/2028(c) 3-mo. LIBOR + 1.51%	361,922
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	498,059
335,000	3.42%, 12/20/2028(c) 3-mo. LIBOR + 1.04%	327,882
135,000	3.97%, 02/07/2030(c) 3-mo. LIBOR + 1.21%	137,735
150,000	6.11%, 01/29/2037	178,387

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 50,000	3.95%, 01/23/2049(c) 3-mo. LIBOR + 1.19%	$ 49,256
	Bank of New York Mellon Corp
545,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	542,382
110,000	3.00%, 10/30/2028	107,152
200,000	Barclays Bank PLC 2.65%, 01/11/2021	198,557
290,000	BB&T Corp 2.75%, 04/01/2022	290,152
120,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	124,581
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	232,527
400,000	BNP Paribas SA(a) 3.38%, 01/09/2025	391,675
780,000	Boston Properties LP 3.20%, 01/15/2025	774,323
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	513,118
460,000	Capital One Financial Corp 3.90%, 01/29/2024	470,286
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	295,334
	Citigroup Inc
2,375,000	3.14%, 01/24/2023(c) 3-mo. LIBOR + 0.72%	2,383,902
425,000	2.88%, 07/24/2023(c) 3-mo. LIBOR + 0.95%	422,434
30,000	3.78%, 05/17/2024(c) 3-mo. LIBOR + 1.10%	30,131
850,000	3.89%, 01/10/2028(c) 3-mo. LIBOR + 1.56%	863,875
65,000	4.13%, 07/25/2028	65,423
105,000	4.08%, 04/23/2029(c) 3-mo. LIBOR + 1.19%	107,751
325,000	3.98%, 03/20/2030(c) 3-mo. LIBOR + 1.33%	330,734
4,000	4.65%, 07/30/2045	4,262
400,000	Citizens Bank NA 2.25%, 10/30/2020	396,635
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	471,401
100,000	CNA Financial Corp 3.45%, 08/15/2027	97,697
515,000	Comerica Inc 3.80%, 07/22/2026	518,171
400,000	Compass Bank 3.88%, 04/10/2025	396,283
400,000	Crown Castle International Corp 3.80%, 02/15/2028	397,959
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	208,086
400,000	Discover Bank 3.45%, 07/27/2026	387,685
250,000	Discover Financial Services 3.85%, 11/21/2022	256,456
400,000	Fifth Third Bancorp 3.95%, 03/14/2028	413,530
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	FMR LLC(a) 7.57%, 06/15/2029	$ 268,077
800,000	GE Capital International Funding Co 4.42%, 11/15/2035	741,323
105,000	GLP Capital LP / GLP Financing II Inc(d) 5.30%, 01/15/2029	110,269
	Goldman Sachs Group Inc
1,120,000	2.88%, 10/31/2022(c) 3-mo. LIBOR + 0.82%	1,110,799
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	89,028
340,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	335,667
650,000	3.85%, 01/26/2027	653,017
1,000,000	3.81%, 04/23/2029(c) 3-mo. LIBOR + 1.15%	991,338
195,000	4.22%, 05/01/2029(c) 3-mo. LIBOR + 1.30%	199,555
165,000	6.75%, 10/01/2037	201,983
60,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	57,534
190,000	4.75%, 10/21/2045	202,444
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	309,642
575,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	581,255
	HSBC Holdings PLC
290,000	5.10%, 04/05/2021	302,291
285,000	4.30%, 03/08/2026	295,941
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,418,524
175,000	HUB International Ltd(a) 7.00%, 05/01/2026	173,250
180,000	Invesco Finance PLC 3.75%, 01/15/2026	182,066
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	575,187
1,195,000	3.38%, 05/01/2023	1,207,782
290,000	3.99%, 10/24/2023(c) 3-mo. LIBOR + 1.23%	294,362
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	138,681
570,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	570,906
395,000	2.95%, 10/01/2026	386,293
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	400,620
600,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	596,627
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	90,840
110,000	2.80%, 10/01/2026	103,584
480,000	3.80%, 04/01/2027	482,489
1,085,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	1,129,498
390,000	Liberty Property LP 3.75%, 04/01/2025	393,589

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Lincoln National Corp
$ 225,000	4.20%, 03/15/2022(d)	$ 233,484
400,000	3.63%, 12/12/2026	402,239
210,000	M&T Bank Corp 3.55%, 07/26/2023	217,029
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	397,396
	Marsh & McLennan Cos Inc
25,000	3.50%, 12/29/2020	25,333
140,000	4.05%, 10/15/2023	145,646
85,000	3.88%, 03/15/2024	88,233
55,000	4.38%, 03/15/2029	58,271
45,000	4.75%, 03/15/2039	48,772
	Massachusetts Mutual Life Insurance Co(a)
15,000	8.88%, 06/01/2039	23,613
350,000	4.50%, 04/15/2065	346,542
350,000	MetLife Inc 4.05%, 03/01/2045	350,282
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 5.63%, 05/01/2024	52,250
500,000	Mid-America Apartments LP(d) 3.75%, 06/15/2024	509,695
	Morgan Stanley
405,000	2.63%, 11/17/2021	402,847
35,000	2.75%, 05/19/2022	34,800
1,000,000	4.10%, 05/22/2023	1,027,196
400,000	3.70%, 10/23/2024	407,203
300,000	3.63%, 01/20/2027	300,724
135,000	3.95%, 04/23/2027	135,246
155,000	3.59%, 07/22/2028(c) 3-mo. LIBOR + 1.34%	153,964
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	603,980
165,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	162,390
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	371,415
	Navient Corp
150,000	5.88%, 10/25/2024	145,125
25,000	6.75%, 06/15/2026	23,937
75,000	NFP Corp(a) 6.88%, 07/15/2025	71,625
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	128,135
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	455,024
500,000	Physicians Realty LP 3.95%, 01/15/2028	483,370
500,000	PNC Bank NA 3.25%, 01/22/2028	503,647
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	134,192
Principal Amount		Fair Value
Financial — (continued)
$ 125,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	$ 125,312
290,000	Regency Centers LP 4.13%, 03/15/2028	298,012
225,000	Santander Holdings USA Inc 3.70%, 03/28/2022	227,482
80,000	SBA Tower Trust(a) 3.45%, 03/15/2023	80,518
	State Street Corp
75,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	77,928
550,000	3.30%, 12/16/2024	564,237
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	241,418
300,000	4.25%, 07/18/2024	308,946
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	310,817
200,000	3.30%, 05/15/2026	198,373
590,000	Tanger Properties LP 3.13%, 09/01/2026	546,644
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	351,679
125,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	125,937
	UDR Inc
500,000	4.63%, 01/10/2022	519,845
200,000	3.50%, 01/15/2028	197,127
100,000	USI Inc(a) 6.88%, 05/01/2025	97,125
	Visa Inc
20,000	2.80%, 12/14/2022	20,202
250,000	3.15%, 12/14/2025	254,404
80,000	4.30%, 12/14/2045	88,450
	Wells Fargo & Co
55,000	2.63%, 07/22/2022	54,610
355,000	3.07%, 01/24/2023	355,611
75,000	3.00%, 04/22/2026	73,347
750,000	4.30%, 07/22/2027	780,560
80,000	3.58%, 05/22/2028(c) 3-mo. LIBOR + 1.31%	80,409
340,000	4.90%, 11/17/2045	362,736
145,000	4.75%, 12/07/2046	151,880
	Wells Fargo Bank NA
335,000	2.60%, 01/15/2021	333,993
250,000	3.63%, 10/22/2021	254,737
510,000	Welltower Inc 4.00%, 06/01/2025	524,806
85,000	Willis North America Inc 3.60%, 05/15/2024	85,587
500,000	WP Carey Inc 4.60%, 04/01/2024	520,066
		49,021,236
Industrial — 3.12%
700,000	Airbus SE(a) 3.15%, 04/10/2027	700,016

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Allegion US Holding Co Inc
$ 175,000	3.20%, 10/01/2024	$ 169,367
310,000	3.55%, 10/01/2027	294,863
225,000	ARD Finance SA(g) 7.13%, 09/15/2023 PIK rate, 7.88%	224,156
100,000	Berry Global Inc 5.50%, 05/15/2022	101,500
	BWAY Holding Co(a)
50,000	5.50%, 04/15/2024	49,640
150,000	7.25%, 04/15/2025(d)	144,655
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	469,813
	Colfax Corp(a)
25,000	6.00%, 02/15/2024	26,031
25,000	6.38%, 02/15/2026	26,609
25,000	Crown Americas LLC / Crown Americas Capital Corp VI(d) 4.75%, 02/01/2026	25,120
235,000	CSX Corp 3.25%, 06/01/2027	232,167
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	648,737
	Energizer Holdings Inc(a)
50,000	6.38%, 07/15/2026(d)	51,250
25,000	7.75%, 01/15/2027	26,656
	Flex Acquisition Co Inc(a)
150,000	6.88%, 01/15/2025	143,250
50,000	7.88%, 07/15/2026	48,250
95,000	Fluor Corp 4.25%, 09/15/2028	95,091
75,000	Fortive Corp 2.35%, 06/15/2021	74,214
83,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	83,325
25,000	Greif Inc(a) 6.50%, 03/01/2027	25,563
50,000	Hillman Group Inc(a) 6.38%, 07/15/2022	44,750
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	312,928
550,000	Ingram Micro Inc 5.45%, 12/15/2024	545,618
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	91,501
105,000	3.45%, 06/07/2023	108,061
390,000	3.45%, 03/07/2029	400,589
500,000	Kansas City Southern 3.00%, 05/15/2023	500,885
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	415,837
75,000	Koppers Inc(a) 6.00%, 02/15/2025	73,312
	Lockheed Martin Corp
480,000	3.80%, 03/01/2045	474,054
197,000	4.09%, 09/15/2052	200,405
40,000	Masonite International Corp(a) 5.63%, 03/15/2023	40,900
Principal Amount		Fair Value
Industrial — (continued)
$ 360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	$ 363,368
	Multi-Color Corp(a)(d)
75,000	6.13%, 12/01/2022	77,250
50,000	4.88%, 11/01/2025	51,625
50,000	NCI Building Systems Inc(a) 8.00%, 04/15/2026	44,901
555,000	Northrop Grumman Corp 3.25%, 01/15/2028	545,984
	Owens-Brockway Glass Container Inc(a)
25,000	5.88%, 08/15/2023	26,185
50,000	5.38%, 01/15/2025	50,875
460,000	Packaging Corp of America 3.65%, 09/15/2024	462,784
	Park Aerospace Holdings Ltd(a)
25,000	4.50%, 03/15/2023	24,875
175,000	5.50%, 02/15/2024	181,562
430,000	Parker-Hannifin Corp 4.10%, 03/01/2047	439,373
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	383,079
25,000	Resideo Funding Inc(a) 6.13%, 11/01/2026	25,813
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
72,683	5.75%, 10/15/2020	72,774
75,000	7.00%, 07/15/2024(a)	77,259
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	132,827
210,000	3.80%, 12/15/2026	212,624
400,000	Ryder System Inc 3.40%, 03/01/2023	404,864
25,000	Sealed Air Corp(a)(d) 5.50%, 09/15/2025	26,317
400,000	Siemens Financieringsmaatschappij NV(a) 3.40%, 03/16/2027	405,324
	Standard Industries Inc(a)
50,000	6.00%, 10/15/2025	52,354
75,000	5.00%, 02/15/2027	72,585
25,000	Stevens Holding Co Inc(a) 6.13%, 10/01/2026	25,750
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	49,625
250,000	Textron Financial Corp(a)(c) 4.42%, 02/15/2042 3-mo. LIBOR + 1.73%	190,000
155,000	Textron Inc 3.88%, 03/01/2025	156,192
50,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(a) 7.75%, 04/15/2026	43,125
	TransDigm Inc
50,000	6.50%, 07/15/2024	51,375
25,000	6.50%, 05/15/2025	25,378
50,000	6.25%, 03/15/2026(a)	51,875

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 75,000	6.38%, 06/15/2026	$ 74,239
50,000	7.50%, 03/15/2027(a)	51,187
75,000	Trident Merger Sub Inc(a) 6.63%, 11/01/2025	70,125
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	48,062
	Union Pacific Corp
60,000	3.70%, 03/01/2029	61,687
200,000	4.38%, 09/10/2038	208,632
	United Technologies Corp
380,000	3.65%, 08/16/2023	390,141
5,000	2.80%, 05/04/2024	4,940
100,000	3.95%, 08/16/2025	103,925
195,000	3.13%, 05/04/2027	190,699
25,000	4.63%, 11/16/2048	26,584
400,000	Valmont Industries Inc 5.25%, 10/01/2054	375,690
	WESCO Distribution Inc
25,000	5.38%, 12/15/2021	25,250
75,000	5.38%, 06/15/2024	75,937
145,000	Worthington Industries Inc 4.30%, 08/01/2032	138,501
290,000	WRKCo Inc 4.00%, 03/15/2028	293,631
		13,736,265
Technology — 1.69%
425,000	Adobe Inc 3.25%, 02/01/2025	435,098
	Apple Inc
400,000	2.40%, 05/03/2023	396,319
185,000	3.35%, 02/09/2027	188,861
395,000	3.85%, 08/04/2046	400,285
100,000	Banff Merger Sub Inc(a) 9.75%, 09/01/2026	97,000
	Broadcom Corp / Broadcom Cayman Finance Ltd
200,000	3.63%, 01/15/2024	199,588
50,000	3.13%, 01/15/2025	47,952
240,000	3.88%, 01/15/2027	229,437
	Broadcom Inc(a)
345,000	3.13%, 04/15/2021	344,593
500,000	3.63%, 10/15/2024	496,090
75,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	78,844
	Dell International LLC / EMC Corp(a)
200,000	4.42%, 06/15/2021	205,223
100,000	7.13%, 06/15/2024	106,038
240,000	6.02%, 06/15/2026	258,143
70,000	Fidelity National Information Services Inc 4.25%, 05/15/2028	72,036
200,000	First Data Corp(a) 5.75%, 01/15/2024	205,650
315,000	Fiserv Inc 3.80%, 10/01/2023	323,027
Principal Amount		Fair Value
Technology — (continued)
$ 5,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	$ 5,245
200,000	Infor US Inc 6.50%, 05/15/2022	202,750
100,000	Informatica LLC(a) 7.13%, 07/15/2023	101,875
10,000	Intel Corp 4.10%, 05/19/2046	10,588
200,000	IQVIA Inc(a) 5.00%, 10/15/2026	204,626
185,000	Lam Research Corp 4.00%, 03/15/2029	188,697
135,000	Microchip Technology Inc(a) 4.33%, 06/01/2023	137,982
	Micron Technology Inc
150,000	4.64%, 02/06/2024	153,951
435,000	4.98%, 02/06/2026	443,194
	Microsoft Corp
85,000	3.30%, 02/06/2027	87,380
135,000	4.25%, 02/06/2047	150,793
590,000	3.95%, 08/08/2056	616,193
50,000	NCR Corp 6.38%, 12/15/2023	51,409
75,000	Nuance Communications Inc 6.00%, 07/01/2024	77,039
335,000	NXP BV / NXP Funding LLC(a) 4.88%, 03/01/2024	353,499
	Oracle Corp
160,000	3.80%, 11/15/2037	160,205
25,000	4.00%, 07/15/2046	25,139
75,000	Rackspace Hosting Inc(a)(d) 8.63%, 11/15/2024	66,816
25,000	Riverbed Technology Inc(a)(d) 8.88%, 03/01/2023	18,875
100,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	102,500
90,000	salesforce.com Inc 3.25%, 04/11/2023	92,195
25,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	25,938
50,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	50,500
50,000	Western Digital Corp 4.75%, 02/15/2026	47,688
		7,459,261
Utilities — 2.93%
125,000	Alabama Power Co 2.45%, 03/30/2022	124,342
190,000	Ameren Corp 3.65%, 02/15/2026	191,538
125,000	American Water Capital Corp 3.75%, 09/01/2028	131,031
	AmeriGas Partners LP / AmeriGas Finance Corp
25,000	5.50%, 05/20/2025	24,906
50,000	5.88%, 08/20/2026	49,937

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 25,000	5.75%, 05/20/2027	$ 24,688
450,000	Appalachian Power Co 3.40%, 06/01/2025	456,211
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	84,530
35,000	6.13%, 04/01/2036	44,044
550,000	5.95%, 05/15/2037	682,247
	Calpine Corp
50,000	5.75%, 01/15/2025	49,750
50,000	5.25%, 06/01/2026(a)	49,750
150,000	CenterPoint Energy Inc 2.50%, 09/01/2022	146,933
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	319,656
	Dominion Energy Inc
320,000	2.85%, 08/15/2026	308,056
265,000	4.25%, 06/01/2028	278,204
75,000	DTE Energy Co 1.50%, 10/01/2019	74,469
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	154,705
	Duke Energy Corp
130,000	3.75%, 04/15/2024	134,125
90,000	2.65%, 09/01/2026	85,767
550,000	3.75%, 09/01/2046	515,448
95,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	98,721
115,000	Duke Energy Progress LLC 3.70%, 10/15/2046	112,476
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	347,378
500,000	Electricite de France SA(a)(i) 5.63%, Perpetual	500,625
	Emera US Finance LP
250,000	3.55%, 06/15/2026	247,239
390,000	4.75%, 06/15/2046	405,349
	Enel Finance International NV(a)
200,000	4.88%, 06/14/2029	208,579
300,000	6.00%, 10/07/2039	331,712
90,000	Evergy Inc 4.85%, 06/01/2021	92,744
350,000	Eversource Energy 2.90%, 10/01/2024	347,491
110,000	Exelon Corp 2.45%, 04/15/2021	108,742
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	122,600
40,000	Fortis Inc(d) 2.10%, 10/04/2021	39,134
	Georgia Power Co
195,000	2.00%, 09/08/2020	193,220
145,000	2.40%, 04/01/2021(d)	143,795
135,000	4.75%, 09/01/2040	140,326
515,000	Gulf Power Co 4.55%, 10/01/2044	542,948
Principal Amount		Fair Value
Utilities — (continued)
	Kansas City Power & Light Co
$ 170,000	3.65%, 08/15/2025	$ 175,287
210,000	4.20%, 03/15/2048	218,505
675,000	National Fuel Gas Co 3.75%, 03/01/2023	677,291
	NextEra Energy Capital Holdings Inc
160,000	3.15%, 04/01/2024	160,798
500,000	3.55%, 05/01/2027	503,347
	NiSource Inc
135,000	4.38%, 05/15/2047	136,999
300,000	3.95%, 03/30/2048	286,116
	NRG Energy Inc
75,000	6.25%, 05/01/2024	77,344
25,000	7.25%, 05/15/2026	27,505
50,000	6.63%, 01/15/2027	53,812
185,000	Oglethorpe Power Corp(a) 5.05%, 10/01/2048	203,487
40,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	39,984
	Pacific Gas & Electric Co(e)
160,000	2.95%, 03/01/2026	140,000
200,000	3.30%, 12/01/2027	174,500
200,000	6.05%, 03/01/2034	198,500
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	102,027
	Sempra Energy
85,000	2.40%, 02/01/2020(d)	84,617
300,000	3.55%, 06/15/2024	300,142
500,000	3.40%, 02/01/2028	482,702
80,000	Sierra Pacific Power Co 2.60%, 05/01/2026	76,890
	South Carolina Electric & Gas Co
80,000	4.25%, 08/15/2028	86,381
55,000	5.10%, 06/01/2065	63,289
	Southern Co
90,000	2.95%, 07/01/2023	89,765
245,000	3.25%, 07/01/2026	240,389
55,000	4.40%, 07/01/2046	55,442
15,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	14,582
250,000	TECO Finance Inc 5.15%, 03/15/2020	255,112
25,000	Vistra Energy Corp 5.88%, 06/01/2023	25,562
	Vistra Operations Co LLC(a)
25,000	5.50%, 09/01/2026	26,000

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 50,000	5.63%, 02/15/2027	$ 51,937
		12,941,728
TOTAL CORPORATE BONDS AND NOTES — 37.49% (Cost $163,240,281)		$165,377,512
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Colombia Government International Bond 4.38%, 07/12/2021	205,500
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	518,505
60,000	Hungary Government International Bond 6.38%, 03/29/2021	63,896
400,000	Qatar Government International Bond(a) 4.82%, 03/14/2049	420,575
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.27% (Cost $1,164,522)		$ 1,208,476
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.76%
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2017-2 Class A1
2,183	2.48%, 07/25/2047	2,167
	Series 2018-3 Class A1
204,923	3.65%, 09/25/2048	205,977
	Series 2019-2 Class A1
120,000	3.63%, 03/25/2049	120,437
240,734	Arroyo Mortgage Trust(a)(b) Series 2018-1 Class A1 3.76%, 04/25/2048	243,366
350,000	BANK Series 2017-BNK8 Class A4 3.49%, 11/15/2050	357,619
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 3.33%, 08/15/2036 1-mo. LIBOR + 0.85%	226,890
400,000	BENCHMARK Mortgage Trust(b) Series 2018-B1 Class A5 3.67%, 01/15/2051	414,364
269,863	BX Commercial Mortgage Trust(a)(c) Series 2018-IND Class A 3.23%, 11/15/2035 1-mo. LIBOR + 0.75%	269,187
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 3.93%, 12/15/2037 1-mo. LIBOR + 1.45%	100,187
Principal Amount		Fair Value
Non-Agency — (continued)
$ 248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	$ 257,843
162,510	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	161,594
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,519,482
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	419,747
	Series 2016-P3 Class A4
291,752	3.33%, 04/15/2049	295,771
	Series 2016-P4 Class A4
161,000	2.90%, 07/10/2049	158,786
	Citigroup Mortgage Loan Trust
	Series 2018-RP1 Class A1
92,447	3.00%, 09/25/2064(a)(b)	91,549
	Series 2018-RP2 Class A1
296,872	3.50%, 02/25/2058	300,211
	Series 2018-RP3 Class A1
322,666	3.25%, 03/25/2061(a)(b)	324,281
	COLT Mortgage Loan Trust(a)(b)
	Series 2018-2 Class A1
105	3.47%, 07/27/2048	105
	Series 2019-2 Class A1
175,000	3.34%, 05/25/2049	175,000
250,000	CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4 3.72%, 08/15/2048	258,825
	CSMC Trust(a)(b)
	Series 2017-FHA1 Class A1
59,319	3.25%, 04/25/2047	57,910
	Series 2018-RPL9 Class A
316,854	3.85%, 09/25/2057	321,774
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
39,423	2.45%, 06/25/2047	38,965
	Series 2018-3A Class A1
255,964	3.79%, 08/25/2058	258,062
	Series 2019-1A Class A1
288,628	3.74%, 01/25/2059	289,419
675,000	GS Mortgage Securities Trust(b) Series 2014-GC24 Class B 4.51%, 09/10/2047	708,453
	JPMorgan Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	258,813
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	268,731
	Series 2016-C4 Class A3
130,000	3.14%, 12/15/2049	130,186
	Series 2016-JP3 Class A5

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 160,000	2.87%, 08/15/2049	$ 157,119
	MetLife Securitization Trust(a)(b)
	Series 2017-1A Class A
79,970	3.00%, 04/25/2055	79,226
	Series 2018-1A Class A
164,610	3.75%, 03/25/2057	166,763
60,051	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	59,430
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C28 Class A4
316,000	3.54%, 01/15/2049	323,849
	Series 2016-C31 Class A5
65,000	3.10%, 11/15/2049	64,966
	Morgan Stanley Capital I Trust
	Series 2016-UB11 Class A4
325,000	2.78%, 08/15/2049	317,253
	Series 2016-UB12 Class A4
600,000	3.60%, 12/15/2049	618,745
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	3.58%, 12/15/2033 1-mo. LIBOR + 1.10%	100,125
	Series 2019-TECH Class C
100,000	3.78%, 12/15/2033 1-mo. LIBOR + 1.30%	100,125
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
76,356	3.75%, 05/28/2052(b)	77,298
	Series 2017-2A Class A3
184,426	4.00%, 03/25/2057(b)	188,525
	Series 2017-3A Class A1
302,198	4.00%, 04/25/2057(b)	308,802
	Series 2017-4A Class A1
125,274	4.00%, 05/25/2057(b)	128,019
	Series 2017-5A Class A1
140,025	3.99%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	142,139
	Series 2018-2A Class A1
214,373	4.50%, 02/25/2058(b)	220,588
	Series 2018-4A Class A1S
283,698	3.24%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	281,684
	Series 2019-NQM2 Class A1
156,000	3.60%, 04/25/2049(b)	156,617
3,595	SG Residential Mortgage Trust(a)(b) Series 2018-1 Class A1 3.43%, 04/27/2048	3,604
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,475,175
	Verus Securitization Trust(a)(b)
	Series 2018-2 Class A1
200,820	3.68%, 06/01/2058	202,748
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-INV2 Class A1FX
$ 313,374	4.15%, 10/25/2058	$ 318,090
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	148,090
	Series 2016-LC24 Class A4
275,000	2.94%, 10/15/2049	270,298
	Series 2016-NXS6 Class A4
463,000	2.92%, 11/15/2049	454,789
		16,599,768
U.S. Government Agency — 26.39%
	Federal Home Loan Mortgage Corp
3,600,000	3.00%, TBA	3,591,092
1,100,000	3.50%, TBA	1,115,898
2,800,000	4.00%, TBA	2,882,633
1,600,000	4.50%, TBA	1,669,875
6,190	4.00%, 12/01/2020	6,390
2,133	4.50%, 04/01/2021	2,171
3,932	6.00%, 05/01/2021	3,944
5,837	4.50%, 07/01/2021	5,941
4,678	5.00%, 03/01/2022	4,804
703,071	3.00%, 09/01/2027	712,376
10,280	6.00%, 11/01/2033	11,330
9,400	6.00%, 04/01/2035	10,175
28,299	4.50%, 05/01/2035	29,957
106,796	5.50%, 08/01/2035	115,301
50,598	4.50%, 11/01/2035	53,278
4,939	6.50%, 02/01/2036	5,468
16,817	4.50%, 03/01/2036	17,804
17,374	6.00%, 03/01/2036	19,154
15,237	5.50%, 06/01/2036	16,316
35,552	5.50%, 08/01/2036	39,017
4,831	6.00%, 08/01/2037	5,263
22,641	7.00%, 08/01/2037	24,367
89,214	5.00%, 04/01/2038	96,055
250,268	5.50%, 05/01/2038	273,743
170,985	4.50%, 03/01/2039	181,003
208,215	4.50%, 05/01/2039	220,406
172,902	4.00%, 09/01/2040	179,490
423,426	5.00%, 09/01/2040	456,347
44,553	4.00%, 09/01/2043	46,251
1,621,413	4.00%, 03/01/2044	1,679,526
545,107	4.50%, 04/01/2044	571,729
3,631,314	3.50%, 12/01/2044	3,707,623
1,047,238	4.50%, 12/01/2044	1,098,670
804,665	3.00%, 02/01/2047	802,170
1,701,225	3.00%, 03/01/2047	1,694,487
892,996	3.50%, 09/01/2047	907,699
3,219,451	4.00%, 10/01/2047	3,324,258
1,189,859	4.00%, 11/01/2047	1,230,064
2,631,999	3.50%, 10/01/2048	2,674,922
1,243,373	5.00%, 11/01/2048	1,316,893

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,805,750	5.00%, 01/01/2049	$ 1,912,579
190,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K068 Class A2 3.24%, 08/25/2027	194,896
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
48,851	3.00%, 05/15/2041	49,510
	Series 4139 Class PA
277,326	2.50%, 11/15/2041	275,614
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	6.99%, 02/25/2024 1-mo. LIBOR + 4.50%	122,567
	Series 2014-DN2 Class M2
144,058	4.14%, 04/25/2024 1-mo. LIBOR + 1.65%	144,985
	Series 2014-DN2 Class M3
165,000	6.09%, 04/25/2024 1-mo. LIBOR + 3.60%	178,154
	Federal National Mortgage Association
6,400,000	3.50%, TBA	6,488,750
793,825	4.00%, 07/01/2026	817,856
1,000,000	3.10%, 02/01/2028	1,012,582
1,008,779	3.50%, 01/01/2031	1,028,916
305,801	3.01%, 07/01/2032	302,597
379,285	3.04%, 07/01/2032	376,296
160,000	3.09%, 07/01/2032	158,613
385,000	3.10%, 07/01/2032	381,876
1,614,544	3.00%, 10/01/2032	1,630,062
1,622,559	3.50%, 05/01/2033	1,662,426
224,142	3.19%, 07/01/2033	222,841
894,482	4.00%, 09/01/2033	926,781
13,764	4.50%, 08/01/2035	14,545
29,011	6.00%, 02/01/2036	31,872
87,122	5.50%, 03/01/2036	95,747
58,926	6.50%, 06/01/2036	65,081
72,186	6.00%, 02/01/2037	77,813
67,463	6.00%, 03/01/2037	74,237
272	6.50%, 04/01/2037	301
60,842	6.00%, 08/01/2037	66,983
28,680	6.50%, 08/01/2037	32,801
1,025,998	4.00%, 02/01/2041	1,064,904
6,171,281	4.50%, 02/01/2041	6,524,590
549,390	4.00%, 10/01/2041	569,886
952,432	4.00%, 01/01/2045	985,189
727,593	3.50%, 08/01/2045	740,376
654,406	4.00%, 07/01/2046	676,511
1,195,224	4.00%, 10/01/2046	1,235,475
1,578,064	3.50%, 01/01/2047	1,601,489
621,662	4.50%, 02/01/2047	650,691
6,638,803	4.00%, 06/01/2047	6,906,832
2,232,745	3.50%, 08/01/2047	2,268,075
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 602,601	4.00%, 09/01/2047	$ 620,803
4,231,300	4.50%, 11/01/2047	4,428,572
5,426,294	3.50%, 12/01/2047	5,511,612
2,285,587	4.50%, 04/01/2048	2,390,606
1,492,555	4.50%, 05/01/2048	1,561,505
5,329,266	4.50%, 06/01/2048	5,575,097
1,918,251	4.00%, 09/01/2048	1,977,076
1,295,652	4.00%, 02/01/2049	1,337,348
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
430,000	5.09%, 05/25/2024 1-mo. LIBOR + 2.60%	450,802
	Series 2014-C03 Class 1M2
434,518	5.49%, 07/25/2024 1-mo. LIBOR + 3.00%	461,282
	Series 2018-C04 Class 2M1
178,416	3.24%, 12/25/2030 1-mo. LIBOR + 0.75%	178,395
	Series 2018-C05 Class 1M1
149,871	3.21%, 01/25/2031 1-mo. LIBOR + 0.72%	149,834
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-18 Class GA
125,237	2.00%, 12/25/2041	122,684
	Series 2012-21 Class PQ
64,163	2.00%, 09/25/2041	62,437
	Series 2012-52 Class PA
73,699	3.50%, 05/25/2042	76,118
	Series 2012-75 Class KC
135,335	2.50%, 12/25/2041	134,205
	Series 2015-48 Class QB
116,542	3.00%, 02/25/2043	116,861
	Series 2016-11 Class GA
113,000	2.50%, 03/25/2046	112,144
	Series 2016-38 Class NA
45,827	3.00%, 01/25/2046	46,070
	Series 2017-26 Class CG
184,332	3.50%, 07/25/2044	188,498
	Series 2017-34 Class JK
100,666	3.00%, 05/25/2047	100,982
	Series 2017-72 Class B
106,724	3.00%, 09/25/2047	106,565
	Series 2017-72 Class CD
109,377	3.00%, 09/25/2047	109,209
	Series 2017-A6 Class A6
188,496	3.00%, 12/25/2054	188,979
	Series 2018-19 Class DC
101,000	3.50%, 05/25/2056	103,458
	Series 2018-23 Class LA
100,505	3.50%, 04/25/2048	105,161
	Series 2018-38 Class PC
184,070	3.50%, 03/25/2045	188,064
	Series 2018-70 Class HA
185,795	3.50%, 10/25/2056	190,578

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-72 Class BA
$ 244,074	3.50%, 07/25/2054	$ 248,616
	Series 2018-77 Class PA
94,797	3.50%, 02/25/2048	96,835
	Series 2018-80 Class GD
201,260	3.50%, 12/25/2047	205,184
	Series 2019-12 Class HA
185,000	3.50%, 11/25/2057	188,568
	Series 2019-14 Class CA
172,999	, 3.50%, 04/25/2049	175,802
	Series 2019-15 Class AB
176,232	3.50%, 05/25/2053	178,682
	Series 2019-7 Class CA
175,458	3.50%, 11/25/2057	178,998
	Series 2019-7 Class JA
173,009	3.50%, 03/25/2049	177,420
	Government National Mortgage Association
1,500,000	3.00%, TBA	1,507,207
4,200,000	3.50%, TBA	4,292,531
3,800,000	4.00%, TBA	3,924,836
2,400,000	4.50%, TBA	2,492,285
507,972	4.00%, 02/20/2045	528,432
278,573	4.50%, 01/20/2046	293,087
2,657,837	4.00%, 03/20/2048	2,746,237
	Series 2013-37 Class LG
193,453	2.00%, 01/20/2042	187,343
		116,392,197
TOTAL MORTGAGE-BACKED SECURITIES — 30.15% (Cost $132,581,541)		$132,991,965
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.03%
	Regents of the University of California Medical Center Pooled Revenue
60,000	6.55%, 05/15/2048	83,366
20,000	6.58%, 05/15/2049	27,687
TOTAL MUNICIPAL BONDS AND NOTES — 0.03% (Cost $106,254)		$ 111,053
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
300,000	0.63%, 04/15/2023	305,500
2,950,000	0.13%, 07/15/2024	3,088,803
5,816,000	0.38%, 07/15/2027	5,941,450
3,200,000	0.50%, 01/15/2028	3,259,203
3,000,000	0.75%, 07/15/2028	3,069,969
4,863,657	0.88%, 01/15/2029	5,015,068
500,000	2.50%, 01/15/2029	694,972
1,000,000	0.75%, 02/15/2045	1,028,548
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
	United States Treasury Note/Bond
$ 600,000	8.13%, 08/15/2021(j)(k)	$ 680,320
4,000,000	2.50%, 01/15/2022	4,028,438
200,000	2.50%, 02/15/2022	201,523
11,685,000	1.88%, 04/30/2022	11,562,673
900,000	1.75%, 05/15/2023	883,020
460,000	2.63%, 12/31/2023	468,050
5,785,000	2.25%, 01/31/2024	5,787,486
7,600,000	2.38%, 02/29/2024(d)	7,653,734
3,127,000	2.00%, 02/15/2025	3,077,286
635,000	3.00%, 10/31/2025	661,739
1,700,000	2.88%, 11/30/2025	1,759,234
475,000	2.63%, 12/31/2025	484,389
2,000,000	2.50%, 02/28/2026	2,023,750
575,000	2.25%, 08/15/2027	569,991
1,235,000	2.88%, 08/15/2028	1,284,496
6,650,000	3.13%, 11/15/2028(k)	7,061,209
4,200,000	2.63%, 02/15/2029(d)	4,182,201
785,000	4.63%, 02/15/2040	1,032,520
1,800,000	4.75%, 02/15/2041	2,412,352
720,000	3.75%, 11/15/2043	845,859
1,125,000	3.63%, 02/15/2044	1,296,870
3,900,000	3.00%, 11/15/2044	4,053,105
5,800,000	2.50%, 02/15/2045	5,484,625
2,445,000	2.88%, 08/15/2045	2,483,299
1,980,000	3.00%, 11/15/2045	2,059,664
260,000	2.50%, 05/15/2046	244,948
1,620,000	2.25%, 08/15/2046	1,448,002
2,296,000	2.88%, 11/15/2046	2,329,723
1,500,000	3.00%, 02/15/2047	1,560,176
2,155,000	2.75%, 08/15/2047	2,129,409
1,800,000	2.75%, 11/15/2047	1,778,344
2,305,000	3.00%, 02/15/2048	2,390,627
1,700,000	3.00%, 02/15/2049(d)	1,764,879
TOTAL U.S. TREASURY BONDS AND NOTES — 24.50% (Cost $106,183,461)		$108,087,454
Shares
INVESTMENT COMPANIES
1,257,942	Federated Emerging Markets Core Fund(l)(m)	12,189,459
1,564,290	Federated Project Trade and Finance Fund(l)(m)	14,094,252
TOTAL INVESMENT COMPANIES — 5.96% (Cost $26,742,280)		$ 26,283,711

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 2.46%
$ 1,485,000	BPCE SA 2.43%, 05/01/2019	$ 1,481,741
1,300,000	Credit Suisse USA Inc 2.63%, 07/02/2019	1,291,159
620,000	DNB ASA 2.49%, 05/17/2019	617,934
1,250,000	Erste Abwicklungsanstalt 2.56%, 06/03/2019	1,244,244
1,250,000	Nordea Bank ABP 2.58%, 07/24/2019	1,239,730
695,000	Ontario Teachers Finance Trust 2.63%, 08/08/2019	688,456
615,000	Prudential PLC 2.45%, 04/05/2019	614,711
500,000	PSP Capital Inc 2.60%, 06/27/2019	496,813
615,000	Skandinaviska Enskilda Banken 2.38%, 04/09/2019	614,559
1,200,000	Societe Generale 0.00%, 02/24/2020	1,200,520
750,000	Swedbank AB 2.44%, 04/22/2019	748,801
625,000	Toronto Dominion Bank 2.66%, 09/13/2019	617,428
		10,856,096
U.S. Government Agency Bonds and Notes — 0.50%
2,200,000	Federal Home Loan Bank 2.23%, 04/01/2019	2,199,731
Repurchase Agreements — 3.95%
856,355	Undivided interest of 12.61% in a repurchase agreement (principal amount/value $6,802,579 with a maturity value of $6,804,036) with Mizuho Securities (USA) LLC, 2.57%, dated 3/29/19 to be repurchased at $856,355 on 4/1/19 collateralized by U.S. Treasury securities, 0.88% - 2.88%, 12/31/20 - 5/15/43, with a value of $6,938,635.(n)	856,355
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,144,350	Undivided interest of 17.42% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $4,144,350 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(n)	$ 4,144,350
4,144,350	Undivided interest of 6.26% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $4,144,350 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(n)	4,144,350
4,144,350	Undivided interest of 61.50% in a repurchase agreement (principal amount/value $6,744,278 with a maturity value of $6,745,739) with Merrill Lynch, Pierce, Fenner & Smith, 2.60%, dated 3/29/19 to be repurchased at $4,144,350 on 4/1/19 collateralized by Government National Mortgage Association securities, 3.50% - 4.50%, 3/20/47 - 12/20/48, with a value of $6,879,164.(n)	4,144,350

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,144,350	Undivided interest of 81.71% in a repurchase agreement (principal amount/value $5,076,282 with a maturity value of $5,077,403) with Morgan Stanley & Co LLC, 2.65%, dated 3/29/19 to be repurchased at $4,144,350 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 2/1/46 - 7/1/47, with a value of $5,177,808.(n)	$ 4,144,350
		17,433,755
SHORT TERM INVESTMENTS — 6.91% (Cost $30,489,582)		$ 30,489,582
TOTAL INVESTMENTS — 110.22% (Cost $482,257,718)		$486,227,831
OTHER ASSETS & LIABILITIES, NET — (10.22)%		$ (45,082,814)
TOTAL NET ASSETS — 100.00%		$441,145,017
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
(d)	All or a portion of the security is on loan at March 29, 2019.
(e)	Security in default; some interest payments received during the last 12 months.
(f)	Security in bankruptcy at March 29, 2019.
(g)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2019. Maturity date disclosed represents final maturity date.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(l)	Issuer is considered an affiliate of the Fund.
(m)	Restricted security; further details of these securities are included in a subsequent table.
(n)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At March 29, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/01/2017-03/01/2019	$12,406,586	$12,189,459	2.76%
Federated Project Trade and Finance Fund	06/01/2017-03/01/2019	14,335,694	14,094,252	3.20
		$26,742,280	$26,283,711	5.96%
(a)See Notes to Schedule of Investments regarding restriction information.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Long Futures	1	USD	124,219	June 2019	$ 1,750
U.S. 10 Year Treasury Note Short Futures	45	USD	5,589,844	June 2019	(77,109)
U.S. 2 Year Treasury Note Long Futures	436	USD	92,919,094	June 2019	359,592
U.S. 5 Year Treasury Note Long Futures	5	USD	579,141	June 2019	(1,445)
U.S. 5 Year Treasury Note Short Futures	44	USD	5,096,437	June 2019	(49,023)
U.S. Long Bond Short Futures	10	USD	1,496,562	June 2019	(42,852)
U.S. Ultra 10 Year Treasury Note Long Futures	3	USD	504,000	June 2019	18,398
U.S. Ultra 10 Year Treasury Note Short Futures	98	USD	16,464,000	June 2019	(621,822)
U.S. Ultra Long Term Treasury Bond Short Futures	233	USD	30,938,031	June 2019	(573,113)
				Net Depreciation	$(985,624)
At March 29, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	AUD	1,050,000	USD	753,693	July 30, 2019	$(6,293)
BB	NZD	500,000	USD	347,270	July 30, 2019	(5,879)
CAG	CAD	1,082,969	USD	819,802	July 30, 2019	(6,994)
MS	NOK	6,600,000	USD	780,793	July 30, 2019	(11,978)
MS	NZD	625,000	USD	424,045	July 30, 2019	2,694
					Net Depreciation	$(28,450)
At March 29, 2019, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.32 Index	$5,570,000	$98,912	$(88,869)	1.00	June 20, 2024	$10,043	Sell	Quarterly
					Net Appreciation	$10,043
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At March 29, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.75%	3-mo. LIBOR	440,000	December 20, 2047	$(6,344)	Quarterly
Counterparty Abbreviations:
BB	Barclays Bank PLC
CAG	Credit Agricole
MS	Morgan Stanley
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 29, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 21,678,078	$ —	$ 21,678,078
Corporate Bonds and Notes	—	165,377,512	—	165,377,512
Foreign Government Bonds and Notes	—	1,208,476	—	1,208,476
Mortgage-Backed Securities	—	132,991,965	—	132,991,965
Municipal Bonds and Notes	—	111,053	—	111,053
U.S. Treasury Bonds and Notes	—	108,087,454	—	108,087,454
Investment Companies(a)	—	—	—	26,283,711
Short Term Investments	—	30,489,582	—	30,489,582
Total investments, at fair value:	0	459,944,120	0	486,227,831
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	2,694	—	2,694
Credit Default Swaps(b)	—	10,043	—	10,043
Futures Contracts(b)	379,740	—	—	379,740
Total Assets	$ 379,740	$ 459,956,857	$ 0	$ 486,620,308
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(b)	$ —	$ (31,144)	$ —	$ (31,144)
Futures Contracts(b)	(1,365,364)	—	—	(1,365,364)
Interest Rate Swaps(b)	—	(6,344)	—	(6,344)
Total Liabilities	$ (1,365,364)	$ (37,488)	$ 0	$ (1,402,852)
(a)	As permitted by U.S. GAAP, investment companies valued at $26,283,711 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column.
(b)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. This Fund is not a mutual fund and therefore, there are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 5 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,533,293 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $3,152,500 in credit default swaps for the reporting period.

March 29, 2019

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $3,210,250 in interest rate swaps for the reporting period.
The following table is a summary of the transactions for each underlying investment during the period ended March 29, 2019, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	1,257,942	$11,562,491	$1,851,356	$1,994,255	$(129,255)	$769,867	$172,285	$12,189,459	2.76%
Federated Project Trade and Finance Fund	1,564,290	13,705,179	766,840	304,641	(4,641)	(73,126)	160,875	14,094,252	3.20
					(133,896)	696,741	333,160	26,283,711	5.96
				Total	$(133,896)	$696,741	$333,160	$26,283,711	5.96%

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.16%
28,412	Anglo American Platinum Ltd	$ 1,450,502
945,000	Dongyue Group Ltd(a)	657,268
209,601	Harmony Gold Mining Co Ltd(a)	395,494
1,803	KCC Corp	506,467
10,863	LG Chem Ltd	3,508,848
370,600	Mexichem SAB de CV	885,915
24,689	MMC Norilsk Nickel PJSC ADR	519,086
124,061	Mondi PLC	2,746,303
29,467	Novolipetsk Steel PJSC GDR	764,736
1,110,400	Petronas Chemicals Group Bhd	2,493,232
13,968	POSCO	3,119,054
36,957	Severstal PJSC GDR	578,285
37,800	Suzano Papel e Celulose	446,995
38,982	UPL Ltd(a)	539,642
267,610	Vale SA(a)	3,495,365
209,100	Vale SA Sponsored ADR	2,730,846
1,792,000	Zijin Mining Group Co Ltd Class H	741,941
		25,579,979
Communications — 16.99%
332,400	Advanced Info Service PCL	1,930,369
10,579	AfreecaTV Co Ltd(a)	511,387
94,330	Alibaba Group Holding Ltd Sponsored ADR(a)	17,210,508
624,100	America Movil SAB de CV Class L	445,964
6,900	Autohome Inc Sponsored ADR(a)	725,328
2,500	Baidu Inc Sponsored ADR(a)	412,125
585,500	China Mobile Ltd	5,893,002
3,184,000	China Telecom Corp Ltd Class H	1,771,654
1,504,000	China Unicom Hong Kong Ltd	1,914,931
153,667	LG Uplus Corp(a)	2,092,802
249,776	Magyar Telekom Telecommunications PLC(a)	403,392
35,634	MultiChoice Group Ltd(a)	298,087
31,964	Naspers Ltd Class N	7,448,944
2,402	NCSoft Corp	1,050,119
98,900	Sun TV Network Ltd(a)	895,726
362,200	Tencent Holdings Ltd	16,564,805
686,267	Turk Telekomunikasyon AS(a)	537,606
7,300	YY Inc ADR(a)	613,273
		60,720,022
Consumer, Cyclical — 5.40%
645,600	AirAsia Group Bhd	421,406
77,000	ANTA Sports Products Ltd	524,908
220,260	Cebu Air Inc	348,178
148,000	Feng TAY Enterprise Co Ltd(a)	1,049,185
332,000	Guangzhou Automobile Group Co Ltd Class H	392,927
5,253	Hotel Shilla Co Ltd(a)	442,686
Shares		Fair Value
Consumer, Cyclical — (continued)
4,798	Hyundai Department Store Co Ltd(a)	$ 427,664
1,962	Hyundai Mobis Co Ltd	360,801
34,430	Korean Air Lines Co Ltd(a)	968,068
10,587	LG Corp(a)	723,199
8,108	LG Electronics Inc	537,619
67,100	Lojas Renner SA(a)	746,174
220	LPP SA(a)	477,005
75,092	Mahindra & Mahindra Ltd	730,236
291,539	Mahindra & Mahindra Ltd Sponsored GDR	2,886,236
110,000	Makalot Industrial Co Ltd(a)	771,943
45,725	Mr Price Group Ltd	600,607
24,000	Poya International Co Ltd(a)	283,837
110,000	President Chain Store Corp	1,084,377
39,000	Shenzhou International Group Holdings Ltd	523,973
532,000	Sinotruk Hong Kong Ltd	1,135,445
823,800	Wal-Mart de Mexico SAB de CV	2,202,289
36,400	Yum China Holdings Inc	1,634,724
		19,273,487
Consumer, Non-Cyclical — 8.84%
70,114	Adcock Ingram Holdings Ltd(a)	299,410
24,850	BIM Birlesik Magazalar AS	339,623
148,000	CCR SA(a)	442,637
97,811	Cia Cervecerias Unidas SA	1,400,261
29,074	Colgate-Palmolive India Ltd(a)	527,939
994,000	CSPC Pharmaceutical Group Ltd	1,851,963
27,179	Divi's Laboratories Ltd(a)	667,934
11,710	Dr Reddy's Laboratories Ltd(a)	470,639
143,100	Estacio Participacoes SA	971,093
293,300	Fomento Economico Mexicano SAB de CV	2,703,584
134,008	Hindustan Unilever Ltd(a)	3,300,672
8,690	Huons Co Ltd	511,275
285,320	International Container Terminal Services Inc	710,176
335,100	JG Summit Holdings Inc	405,370
39,907	Jubilant Life Sciences Ltd(a)	382,937
3,196	LG Household & Health Care Ltd	3,993,861
4,104	Nestle India Ltd(a)	648,824
19,800	Nestle Malaysia Berhad(a)	712,153
11,400	New Oriental Education & Technology Group Inc Sponsored ADR(a)	1,027,026
53,696	Pioneer Foods Group Ltd	298,163
1,191,500	Sino Biopharmaceutical Ltd	1,088,907
58,000	SLC Agricola SA	609,575
126,900	TAL Education Group Sponsored ADR(a)	4,578,552
236,700	Unilever Indonesia Tbk PT	819,115
908,000	Uni-President Enterprises Corp(a)	2,206,423

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
137,800	YiChang HEC ChangJiang Pharmaceutical Co Ltd Class H(b)	$ 598,571
		31,566,683
Diversified — 0.64%
326,200	Alfa SAB de CV	345,858
112,965	AVI Ltd(a)	706,895
3,485	CJ Corp(a)	382,765
301,984	Haci Omer Sabanci Holding AS(a)	426,067
106,568	Tekfen Holding AS	432,520
		2,294,105
Energy — 7.75%
1,348,000	China Petroleum & Chemical Corp Class H	1,069,861
305,500	China Shenhua Energy Co Ltd Class H	697,210
3,822,000	CNOOC Ltd	7,035,343
223,032	Coal India Ltd	763,437
46,800	Cosan SA(a)	506,566
105,012	Exxaro Resources Ltd	1,194,280
177,103	Gazprom PJSC Sponsored ADR	800,506
77,153	LUKOIL PJSC Sponsored ADR	6,898,723
121,562	MOL Hungarian Oil & Gas PLC	1,394,024
2,078,000	PetroChina Co Ltd(a)	1,360,286
158,600	Petroleo Brasileiro SA Sponsored ADR	2,524,912
24,524	Polski Koncern Naftowy ORLEN SA(a)	624,242
173,400	PTT Exploration & Production PCL	685,732
21,920	Reliance Industries Ltd(a)	431,392
24,839	Tatneft PJSC Sponsored ADR	1,713,643
		27,700,157
Financial — 26.63%
20,589	Absa Group Ltd	217,891
2,121,000	Agricultural Bank of China Ltd Class H	980,462
504,000	Air China Ltd(a)	620,715
2,026,500	Ayala Land Inc	1,734,025
61,200	B3 SA - Brasil Bolsa Balcao	498,310
325,800	Banco Bradesco SA ADR	3,554,478
163,600	Banco Santander Brasil SA	1,823,047
407,500	Bangkok Bank PCL	2,661,269
682,400	Bank Central Asia Tbk PT(a)	1,331,630
8,882,800	Bank Mandiri Persero Tbk PT	4,661,215
2,550,000	Bank of China Ltd Class H	1,158,899
8,268,800	Bank Rakyat Indonesia(a)	2,400,942
118,400	BOC Aviation Ltd(b)	966,398
9,325	Capitec Bank Holdings Ltd	872,470
161,160	Chailease Holding Co Ltd	660,377
3,669,000	China CITIC Bank Corp Ltd Class H	2,339,587
Shares		Fair Value
Financial — (continued)
8,027,000	China Construction Bank Corp Class H	$ 6,890,125
608,500	China Merchants Bank Co Ltd Class H	2,964,452
1,321,500	China Minsheng Banking Corp Ltd Class H	961,070
876,600	China Vanke Co Ltd Class H	3,689,524
1,796,831	Commerce Asset Holding(a)	2,270,593
242,748	Commercial International Bank Egypt SAE GDR	954,605
1,176,000	Country Garden Holdings Co Ltd	1,841,301
179,756	DLF Ltd	525,281
630,000	E.Sun Financial Holding Co Ltd(a)	486,161
140,738	FirstRand Ltd	616,247
886,700	Grupo Financiero Banorte SAB de CV Class O	4,817,172
18,933	Hana Financial Group Inc	607,900
61,186	HDFC Bank Ltd(a)	2,053,034
27,000	HDFC Bank Ltd ADR	3,129,570
98,300	Hong Leong Bank(a)	489,598
39,104	Hyundai Marine & Fire Insurance Co Ltd(a)	1,306,669
4,218,000	Industrial & Commercial Bank of China Ltd Class H	3,097,634
30,833	Industrial Bank of Korea(a)	381,769
29,200	IRB Brasil Resseguros SA	678,662
29,534	KB Financial Group Inc	1,092,823
837,100	Krungthai Card PCL(a)	931,763
258,500	Longfor Group Holdings Ltd	911,762
17,893	Meritz Fire & Marine Insurance Co Ltd(a)	383,050
371,316	Muangthai Capital PCL	516,405
37,020	OTP Bank Nyrt	1,632,058
969,000	Ping An Insurance Group Co of China Ltd Class H	10,819,148
569,000	Postal Savings Bank of China Co Ltd Class H(b)	325,794
23,508	Qatar National Bank QPSC	1,165,496
1,218,394	Sberbank of Russia PJSC	3,979,994
175,035	Sberbank of Russia PJSC Sponsored ADR	2,306,961
432,000	Shimao Property Holdings Ltd	1,353,823
26,655	Shinhan Financial Group Co Ltd(a)	989,759
31,015	Standard Bank Group Ltd	400,061
197,300	Tisco Financial Group PCL	549,462
291,645	Turkiye Garanti Bankasi AS	438,740
5,463,000	Yuanta Financial Holding Co Ltd(a)	3,116,107
		95,156,288
Industrial — 3.44%
325,500	Anhui Conch Cement Co Ltd Class H	1,991,704
252,959	Aramex PJSC	327,807
21,000	ASMedia Technology Inc	386,602

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
294,000	China Resources Cement Holdings Ltd	$ 304,614
12,029	Daelim Industrial Co Ltd(a)	1,021,693
3,449,800	DMCI Holdings Inc(a)	788,376
62,831	Escorts Ltd(a)	721,949
185,900	Grupo Aeroportuario del Centro Norte SAB de CV(a)	1,048,056
10,880	GS Engineering & Construction Corp(a)	409,348
66,323	Imperial Logistics Ltd(a)	275,198
22,325	KEPCO Plant Service & Engineering Co Ltd	685,258
10,000	Largan Precision Co Ltd(a)	1,499,840
1,254,000	Lonking Holdings Ltd	407,081
135,000	Rexon Industrial Corp Ltd(a)	364,838
4,842	Samsung Electro-Mechanics Co Ltd(a)	447,859
598,000	Tianneng Power International Ltd	538,685
65,000	Walsin Technology Corp(a)	423,780
2,528,000	West China Cement Ltd	335,674
29,726	Yageo Corp(a)	313,222
		12,291,584
Technology — 15.19%
182,000	Advantech Co Ltd(a)	1,514,557
173,100	Infosys Ltd Sponsored ADR	1,891,983
18,793	Larsen & Toubro Infotech Ltd(b)	462,009
16,956	Momo Inc Sponsored ADR(a)	648,397
474,348	Samsung Electronics Co Ltd	18,709,683
4,828	Samsung SDS Co Ltd	1,001,733
9,693	Samwha Capacitor Co Ltd	475,691
102,976	SK Hynix Inc(a)	6,751,761
344,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	2,755,116
432,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	17,715,200
81,731	Tata Consultancy Services Ltd(a)	2,362,197
		54,288,327
Utilities — 2.48%
152,500	Beijing Enterprises(a)	865,959
Shares		Fair Value
Utilities — (continued)
178,000	China Resources Gas Group Ltd	$ 840,330
226,624	Enea SA(a)	516,583
167,209	Engie Energia Chile SA	321,761
159,340	GAIL India Ltd(a)	800,174
66,644	Korea Electric Power Corp(a)	1,752,815
279,300	PGE Polska Grupa Energetyczna SA(a)	723,589
1,067,983	Power Grid Corp of India Ltd	3,051,001
		8,872,212
TOTAL COMMON STOCK — 94.52% (Cost $352,352,672)		$337,742,844
PREFERRED STOCK
Basic Materials — 0.28%
77,900	Braskem SA(a)	1,005,745
Financial — 0.75%
245,260	Banco Bradesco SA(a)	2,681,019
TOTAL PREFERRED STOCK — 1.03% (Cost $3,030,137)		$ 3,686,764
WARRANTS
Consumer, Non-Cyclical — 2.10%
241,542	Jiangsu Hengrui Medicine Co Ltd(a)	2,346,057
40,644	Kweichow Moutai Co Ltd(a)	5,154,918
TOTAL WARRANTS — 2.10% (Cost $6,562,373)		$ 7,500,975
TOTAL INVESTMENTS — 97.65% (Cost $361,945,182)		$348,930,583
OTHER ASSETS & LIABILITIES, NET — 2.35%		$ 8,403,775
TOTAL NET ASSETS — 100.00%		$357,334,358

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Summary of Investments by Country as of March 29, 2019.
Country	Fair Value	Percentage of Fund Investments
China	$102,515,667	29.38%
South Korea	55,154,424	15.81
Taiwan	34,631,566	9.93
India	27,242,811	7.81
Brazil	22,715,423	6.51
South Africa	17,820,552	5.11
Russia	17,561,933	5.03
Mexico	12,448,839	3.57
Hong Kong	11,395,608	3.27
Indonesia	9,212,901	2.64
Luxembourg	7,500,975	2.15
Thailand	7,275,001	2.09
Malaysia	6,386,982	1.83
Philippines	3,986,124	1.14
Hungary	3,429,475	0.98
Poland	2,341,418	0.67
Turkey	2,174,556	0.62
Chile	1,722,022	0.49
Qatar	1,165,496	0.33
Singapore	966,398	0.28
Egypt	954,605	0.27
United Arab Emirates	327,807	0.09
Total	$348,930,583	100.00%
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 29, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 96,982,052	$ 240,760,792	$ —	$ 337,742,844
Preferred Stock	3,686,764	—	—	3,686,764
Warrants	—	7,500,975	—	7,500,975
Total Assets	$ 100,668,816	$ 248,261,767	$ 0	$ 348,930,583

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.88%
$ 500,000	Americredit Automobile Receivables Trust Series 2016-4 Class D 2.74%, 12/08/2022	$ 497,706
700,000	Canadian Pacer Auto Receivables Trust(b) Series 2018-2A Class A4 3.44%, 08/21/2023	715,269
	Dell Equipment Finance Trust(b)
	Series 2018-2 Class B
275,000	3.55%, 10/22/2023	279,009
	Series 2018-2 Class C
325,000	3.72%, 10/22/2023	331,069
600,000	Exeter Automobile Receivables Trust(b) Series 2018-4A Class B 3.64%, 11/15/2022	604,997
	GM Financial Automobile Leasing Trust
	Series 2018-3 Class B
205,000	3.48%, 07/20/2022	206,549
	Series 2018-3 Class C
400,000	3.70%, 07/20/2022	403,558
1,250,000	GM Financial Consumer Automobile Receivables Trust Series 2018-4 Class C 3.62%, 06/17/2024	1,269,996
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 10/15/2025	461,305
474,044	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 3.58%, 01/17/2038 1-mo. LIBOR + 1.10%	476,717
750,000	Master Credit Card Trust II(b)(c) Series 2018-1A Class A 2.98%, 07/21/2024 1-mo. LIBOR + 0.49%	747,534
625,000	MBarc Credit Canada Inc(b) Series 2019-AA Class A3 CAD, 2.72%, 10/16/2023	470,138
325,000	Mercedes-Benz Auto Lease Trust Series 2019-A Class A4 3.25%, 10/15/2024	327,649
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	808,918
317,190	OSCAR US Funding Trust V(b) Series 2016-2A Class A3 2.73%, 12/15/2020	316,847
575,000	Penarth Master Issuer PLC(b)(c) Series 2018-2A Class A1 3.08%, 09/18/2022 1-mo. LIBOR + 0.45%	573,038
925,000	Silver Arrow Canada LP(b) Series 2018-1A Class A3 CAD, 3.17%, 08/15/2025	703,377
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,226,416	Starwood Waypoint Homes Trust(b)(c) Series 2017-1 Class A 3.43%, 01/17/2035 1-mo. LIBOR + 0.95%	$ 1,225,082
463,802	Tesla Auto Lease Trust(b) Series 2018-B Class A 3.71%, 08/20/2021	469,095
800,000	Trillium Credit Card Trust II(b)(c) Series 2018-2A Class A 2.85%, 09/26/2023 1-mo. LIBOR + 0.35%	799,581
1,250,000	Verizon Owner Trust Series 2018-A Class C 3.55%, 04/20/2023	1,268,806
800,000	World Omni Automobile Lease Securitization Trust Series 2018-B Class A4 3.30%, 03/15/2024	810,556
TOTAL ASSET-BACKED SECURITIES — 2.88% (Cost $13,652,295)		$ 13,766,796
CORPORATE BONDS AND NOTES
Basic Materials — 0.44%
200,000	Equate Petrochemical BV 3.00%, 03/03/2022	197,100
225,000	Indonesia Asahan Aluminium Persero PT(b) 5.23%, 11/15/2021	233,982
750,000	SABIC Capital II BV(b) 4.00%, 10/10/2023	765,000
450,000	SASOL Financing USA LLC 5.88%, 03/27/2024	477,470
375,000	Suzano Austria GmbH(b) 7.00%, 03/16/2047	418,125
		2,091,677
Communications — 0.24%
525,000	Comcast Corp 3.70%, 04/15/2024	542,455
600,000	VEON Holdings BV 3.95%, 06/16/2021	591,576
		1,134,031
Consumer, Cyclical — 0.27%
200,000	CK Hutchison Europe Finance Ltd EUR, 1.25%, 04/13/2025	227,751
320,000	CK Hutchison Finance II Ltd EUR, 0.88%, 10/03/2024	359,679
225,000	McDonald's Corp 2.20%, 05/26/2020	223,889
450,000	Sands China Ltd 4.60%, 08/08/2023	464,065

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
		1,275,384
Consumer, Non-Cyclical — 1.01%
$ 225,000	AbbVie Inc 2.50%, 05/14/2020	$ 224,323
225,000	Amgen Inc 3.88%, 11/15/2021	231,085
225,000	BAT Capital Corp 2.30%, 08/14/2020	222,796
225,000	Becton Dickinson & Co 2.40%, 06/05/2020	223,409
225,000	Celgene Corp 2.88%, 08/15/2020	225,179
225,000	Cigna Corp 3.40%, 09/17/2021	227,400
225,000	Conagra Brands Inc 3.80%, 10/22/2021	229,177
	CVS Health Corp
225,000	2.80%, 07/20/2020	224,793
625,000	3.88%, 07/20/2025	632,902
290,000	DP World Ltd 6.85%, 07/02/2037	348,000
	HCA Inc
151,000	6.50%, 02/15/2020	155,410
120,000	5.88%, 02/01/2029	129,294
	Keurig Dr Pepper Inc(b)
225,000	3.55%, 05/25/2021	227,451
650,000	4.06%, 05/25/2023	668,858
150,000	Medtronic Global Holdings SCA EUR, 1.63%, 03/07/2031	175,817
	Pfizer Inc
225,000	2.95%, 03/15/2024	227,941
105,000	3.45%, 03/15/2029	107,790
225,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	222,432
116,000	Tenet Healthcare Corp(b) 6.25%, 02/01/2027	120,350
		4,824,407
Energy — 0.79%
325,000	Abu Dhabi Crude Oil Pipeline LLC(b) 4.60%, 11/02/2047	335,243
	Energy Transfer Operating LP
625,000	3.60%, 02/01/2023	630,549
150,000	4.50%, 04/15/2024	156,719
190,000	5.25%, 04/15/2029	204,066
325,000	Gazprom OAO Via Gaz Capital SA EUR, 2.50%, 03/21/2026	363,258
325,000	KazMunayGas National Co JSC 6.38%, 10/24/2048	355,810
	Petrobras Global Finance BV
200,000	7.25%, 03/17/2044	208,700
435,000	6.90%, 03/19/2049	430,389
Principal Amount(a)		Fair Value
Energy — (continued)
	Petroleos Mexicanos
$ 550,000	5.50%, 01/21/2021	$ 559,350
550,000	4.63%, 09/21/2023	541,755
		3,785,839
Financial — 5.41%
700,000	ABN AMRO Bank NV EUR, 0.88%, 01/14/2026	822,488
505,000	Bank of Nova Scotia EUR, 0.38%, 10/23/2023	575,546
	Bank of Thailand
44,831,000	THB, 1.77%, 03/27/2020	1,405,004
286,288,000	THB, 1.95%, 11/26/2020	9,037,770
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	475,422
500,000	ING Bank NV EUR, 0.88%, 04/11/2028	582,561
1,000,000	Intesa Sanpaolo SpA EUR, 1.38%, 12/18/2025	1,185,222
400,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	405,524
200,000	Korea Development Bank 3.00%, 03/19/2022	201,101
	Korea Monetary Stabilization Bond
2,430,000,000	KRW, 1.85%, 10/02/2019	2,141,479
6,915,000,000	KRW, 2.06%, 12/02/2019	6,102,503
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,193,024
365,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	419,132
220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc(b) 5.75%, 02/01/2027	227,700
1,075,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,079,851
		25,854,327
Industrial — 0.23%
	Boeing Co
150,000	2.80%, 03/01/2024	150,273
95,000	3.20%, 03/01/2029	94,958
920,000	General Electric Co(c)(d) 5.00%, Perpetual 3-mo. LIBOR + 3.33%	857,486

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
		1,102,717
Technology — 0.07%
$ 325,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	$ 349,568
Utilities — 0.16%
600,000	Brooklyn Union Gas Co(b) 3.87%, 03/04/2029	618,720
200,000	Infraestructura Energetica Nova SAB de CV 4.88%, 01/14/2048	171,250
		789,970
TOTAL CORPORATE BONDS AND NOTES — 8.62% (Cost $40,993,966)		$ 41,207,920
FOREIGN GOVERNMENT BONDS AND NOTES
550,000	African Export-Import Bank 5.25%, 10/11/2023	574,750
750,000	Arab Petroleum Investments Corp(b) 4.13%, 09/18/2023	773,017
3,215,000	Argentina Bonar Bonds(c)(e) ARS, 46.50%, 04/03/2022 BADLARPP + 2.00%	72,655
43,000,000	Argentina POM Politica Monetaria(c) ARS, 67.52%, 06/21/2020 ARLLMONP + 0.00%	1,125,493
	Argentina Treasury Bill(f)
42,105,000	ARS, 0.00%, 09/30/2019	1,175,882
30,118,000	ARS, 0.00%, 10/31/2019	804,812
16,000	ARS, 0.00%, 02/28/2020	347
40,959,000	ARS, 0.00%, 04/30/2020	1,048,458
226,000	ARS, 0.00%, 07/31/2020	4,981
	Argentine Bonos del Tesoro(e)
92,500,000	ARS, 18.20%, 10/03/2021	1,492,773
42,851,000	ARS, 16.00%, 10/17/2023	727,526
78,288,000	ARS, 15.50%, 10/17/2026	1,206,961
4,350,000	Australia Government Bond AUD, 2.25%, 05/21/2028	3,215,365
716,000	Bonos de la Nacion Argentina con Ajuste por CER ARS, 4.00%, 03/06/2020	24,371
957,000	Bonos de la Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	909,255
	Brazil Notas do Tesouro Nacional Series F
2,050 (g)	BRL, 10.00%, 01/01/2021	546,321
32,297 (g)	BRL, 10.00%, 01/01/2023	8,706,491
27,055 (g)	BRL, 10.00%, 01/01/2025	7,322,791
55,259 (g)	BRL, 10.00%, 01/01/2027	14,946,029
8,300,000	Bundesrepublik Deutschland Bundesanleihe EUR, 3.00%, 07/04/2020	9,733,977
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,100,000	Canadian Government Real Return Bond CAD, 0.50%, 12/01/2050	$ 852,435
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	87,242
41,000,000	COP, 4.38%, 03/21/2023	12,365
600,000	4.00%, 02/26/2024	618,606
64,000,000	COP, 9.85%, 06/28/2027	24,798
	Colombian TES
1,189,000,000	COP, 7.00%, 05/04/2022	390,128
4,456,000,000	COP, 10.00%, 07/24/2024	1,659,633
4,155,200,000	COP, 7.50%, 08/26/2026	1,400,932
360,000	Corp Andina de Fomento 3.25%, 02/11/2022	361,332
875,000	Cyprus Government International Bond EUR, 4.25%, 11/04/2025	1,182,806
2,300,000	Denmark Government Bond(h) DKK, 4.50%, 11/15/2039	631,971
4,950,000	Deutsche Bundesrepublik Inflation Linked Bond(h) EUR, 0.10%, 04/15/2026	6,444,452
	Egypt Government International Bond
200,000	6.13%, 01/31/2022	202,500
200,000	6.20%, 03/01/2024(b)	202,262
1,030,000	European Investment Bank EUR, 0.63%, 01/22/2029	1,186,997
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,343,066
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	872,209
	French Republic Government Bond OAT
3,575,000	EUR, 3.50%, 04/25/2020	4,183,198
2,750,000	EUR, 0.00%, 03/25/2023	3,130,840
4,750,000	EUR, 0.25%, 11/25/2026	5,425,463
2,975,000	EUR, 2.00%, 05/25/2048(b)	3,907,200
300,000	Ghana Government International Bond(b) 7.88%, 03/26/2027	302,635
370,000	Ghana Treasury Note GHC, 17.18%, 01/06/2020	70,188
	Hellenic Republic Government Bond
350,000	EUR, 3.45%, 04/02/2024(b)	408,229
425,000	EUR, 3.88%, 03/12/2029(b)	482,090
600,000	EUR, 3.90%, 01/30/2033	656,552
	Hungary Government International Bond
490,000	EUR, 1.25%, 10/22/2025	569,173
525,000	EUR, 1.75%, 10/10/2027	627,729
	India Government Bond
141,000,000	INR, 8.15%, 06/11/2022	2,115,356
329,000,000	INR, 8.08%, 08/02/2022	4,929,657
25,000,000	INR, 6.84%, 12/19/2022	361,602
362,000,000	INR, 8.83%, 11/25/2023	5,609,153
361,000,000	INR, 7.68%, 12/15/2023	5,364,843

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 595,000,000	INR, 7.59%, 01/11/2026	$ 8,722,086
475,000	Indonesia Government International Bond EUR, 3.75%, 06/14/2028	616,755
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	154,348
3,887,000,000	IDR, 12.90%, 06/15/2022	316,606
257,000,000	IDR, 10.25%, 07/15/2022	19,780
2,419,000,000	IDR, 5.63%, 05/15/2023	161,360
71,311,000,000	IDR, 8.38%, 09/15/2026	5,241,930
10,314,000,000	IDR, 7.00%, 05/15/2027	697,176
212,000,000	IDR, 10.00%, 02/15/2028	16,972
635,000,000	IDR, 6.13%, 05/15/2028	40,365
8,099,000,000	IDR, 9.00%, 03/15/2029	617,328
1,440,000,000	IDR, 10.50%, 08/15/2030	120,696
17,784,000,000	IDR, 8.75%, 05/15/2031	1,332,580
18,670,000,000	IDR, 8.38%, 03/15/2034	1,345,465
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,124,640
85,000,000	International Finance Corp INR, 6.30%, 11/25/2024	1,180,123
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,633,481
	Italy Buoni Poliennali Del Tesoro
4,975,000	EUR, 1.05%, 12/01/2019	5,618,068
3,400,000	EUR, 1.35%, 04/15/2022	3,851,665
2,675,000	EUR, 2.70%, 03/01/2047(b)	2,658,616
565,625	Ivory Coast Government International Bond(i) 5.75%, 12/31/2032	537,344
1,500,000	Japan Bank for International Cooperation 3.38%, 10/31/2023	1,548,560
665,600,000	Japan Government Five Year Bond JPY, 0.10%, 06/20/2021	6,042,589
600,500,000	Japan Government Ten Year Bond JPY, 0.80%, 09/20/2023	5,661,432
	Japan Government Thirty Year Bond
1,094,300,000	JPY, 0.70%, 06/20/2048	10,400,738
380,000,000	JPY, 0.70%, 12/20/2048	3,605,080
	Japanese Government CPI Linked Bond(h)
1,445,000,000	JPY, 0.10%, 03/10/2027	13,834,648
549,900,000	JPY, 0.10%, 03/10/2028	5,220,267
575,000	Kazakhstan Government International Bond(b) EUR, 1.55%, 11/09/2023	665,327
325,000	Kenya Government International Bond 7.25%, 02/28/2028	328,250
	Kingdom of Belgium Government Bond(b)
1,025,000	EUR, 1.90%, 06/22/2038	1,312,935
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 3,400,000	EUR, 1.60%, 06/22/2047	$ 4,021,349
2,122,000,000	Korea Treasury Bond KRW, 2.00%, 03/10/2020	1,872,933
	Mexican Bonos
2,625,700(j)	MXP, 5.00%, 12/11/2019	13,241,961
709,900(j)	MXP, 8.00%, 06/11/2020	3,667,404
757,500(j)	MXP, 6.50%, 06/10/2021	3,799,939
38,800(j)	MXP, 7.25%, 12/09/2021	197,110
1,000 (j)	MXP, 8.00%, 12/07/2023	5,186
117,000 (j)	MXP, 7.50%, 06/03/2027	583,648
	Mexican Udibonos, Index Linked(h)
7,210 (k)	MXP, 4.00%, 06/13/2019	230,328
5,670 (k)	MXP, 2.50%, 12/10/2020	178,436
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	1,944,528
9,500,000	New Zealand Government Inflation Linked Bond(h) NZD, 2.00%, 09/20/2025	7,512,522
575,000	Panama Government International Bond 4.00%, 09/22/2024	599,725
69,750,000	Philippines Government Bond PHP, 3.88%, 11/22/2019	1,310,441
750,000	Province of Ontario Canada CAD, 2.65%, 02/05/2025	579,044
425,000	Qatar Government International Bond(b) 3.38%, 03/14/2024	429,071
	Republic of Austria Government Bond(b)
1,125,000	EUR, 0.75%, 02/20/2028	1,331,131
575,000	EUR, 1.50%, 02/20/2047	716,598
	Republic of Ghana Government Bonds
220,000	GHC, 21.50%, 03/09/2020	42,913
220,000	GHC, 21.00%, 03/23/2020	42,735
110,000	GHC, 18.50%, 06/01/2020	20,914
260,000	GHC, 18.25%, 09/21/2020	49,253
180,000	GHC, 24.75%, 03/01/2021	37,500
400,000	GHC, 16.50%, 03/22/2021	71,955
1,660,000	GHC, 16.25%, 05/17/2021	303,277
50,000	GHC, 24.50%, 06/21/2021	10,476
300,000	GHC, 24.75%, 07/19/2021	62,684
130,000	GHC, 18.25%, 07/25/2022	24,064
170,000	GHC, 17.60%, 11/28/2022	30,663
1,370,000	GHC, 16.50%, 02/06/2023	238,492
970,000	GHC, 19.75%, 03/25/2024	183,715
2,890,000	GHC, 19.00%, 11/02/2026	544,440
3,873,000	GHC, 19.75%, 03/15/2032	686,480
525,000	Republic of Poland Government International Bond EUR, 1.13%, 08/07/2026	615,766
16,900,000	Republic of South Africa Government Bond ZAR, 10.50%, 12/21/2026	1,291,797

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 77,000,000	Russian Federal Bond RUB, 7.05%, 01/19/2028	$ 1,098,290
500,000	Senegal Government International Bond(b) EUR, 4.75%, 03/13/2028	554,568
980,000	Slovenia Government Bond EUR, 1.19%, 03/14/2029	1,150,801
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,448,539
3,310,000	EUR, 2.90%, 10/31/2046	4,269,962
	Sri Lanka Government International Bond
100,000	6.25%, 10/04/2020	101,356
225,000	6.85%, 03/14/2024(b)	229,411
26,943,000	Thailand Government Bond THB, 3.88%, 06/13/2019	852,647
575,000	Turkey Government International Bond 7.50%, 11/07/2019	577,880
	Ukraine Government International Bond(l)
925,000	2.13%, 05/31/2040	590,321
2,026,000	2.14%, 05/31/2040(b)	1,291,575
4,900,000	United Kingdom Gilt GBP, 1.50%, 07/22/2047	6,295,241
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 54.92% (Cost $268,637,799)		$262,596,176
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.50%
450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 3.55%, 12/15/2037 1-mo. LIBOR + 1.07%	450,589
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
365,000	4.24%, 02/10/2047(l)	385,425
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	520,449
500,000	Lanark Master Issuer PLC(b)(c) Series 2019-1A Class 1A1 3.47%, 12/22/2069 3-mo. LIBOR + 0.77%	501,278
550,000	New York Mortgage Trust(b)(c) Series 2019-NYT Class A 3.68%, 11/15/2035 1-mo. LIBOR + 1.20%	551,371
Principal Amount(a)		Fair Value
		2,409,112
U.S. Government Agency — 1.73%
$ 1,129,993	Federal Home Loan Mortgage Corp 3.50%, 11/01/2047	$ 1,148,981
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K087 Class A2
500,000	3.77%, 12/25/2028	532,572
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	332,150
	Federal National Mortgage Association
526,450	4.00%, 09/01/2042	544,933
521,709	4.00%, 01/01/2057	539,525
549,312	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	544,455
	Freddie Mac Multifamily Structured Pass Through Certificates
	Series K088 Class A2
575,000	3.69%, 01/25/2029	608,996
	Series K159 Class A2
375,000	3.95%, 11/25/2030(l)	401,461
	Series KL3W Class AFLW
420,000	2.94%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	416,110
310,000	Freddie Mac Structured Pass-Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	310,087
358,074	Government National Mortgage Association(l) 4.36%, 07/20/2062	360,840
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
435,961	4.50%, 06/25/2057	452,037
	Series 2018-4 Class M55D
588,694	4.00%, 03/25/2058	604,747
	Series 2019-1 Class MA
819,766	3.50%, 07/25/2058	832,011
605,687	Seasoned Loans Structured Transaction Series 2018-2 Class A1 3.50%, 11/25/2028	618,839
		8,247,744
TOTAL MORTGAGE-BACKED SECURITIES — 2.23% (Cost $10,482,421)		$ 10,656,856
U.S. GOVERNMENT AGENCY BONDS AND NOTES
569,727	Federal National Mortgage Association 3.50%, 08/01/2056	576,593

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.12% (Cost $573,597)		$ 576,593
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$ 13,900,000	2.75%, 11/30/2020	$ 13,995,563
7,155,000	2.88%, 11/30/2023	7,359,868
2,540,000	3.13%, 05/15/2048	2,699,643
2,175,000	3.38%, 11/15/2048	2,426,229
TOTAL U.S. TREASURY BONDS AND NOTES — 5.54% (Cost $26,158,837)		$ 26,481,303
Contract Size		Fair value
PURCHASED OPTIONS
94	U.S. 10 Year Treasury Futures Call Option, exercise price 122.00, expiration June 2019, notional amount $11,676,563.	58,750
TOTAL PURCHASED OPTIONS — 0.01% (Cost $59,064)		$ 58,750
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 5.94%
	Argentina Treasury Bill(f)
19,896,000	ARS, 0.00%, 04/30/2019	564,925
357,000	ARS, 0.00%, 05/10/2019	8,386
60,302,000	ARS, 0.00%, 05/31/2019(e)	1,656,583
4,228,000	ARS, 0.00%, 06/28/2019	107,120
	Mexico Cetes
16,362,600 (j)	MXP, 16.04%, 04/11/2019	8,381,320
5,414,830 (j)	MXP, 7.94%, 05/23/2019	2,756,255
1,583,170 (j)	MXP, 8.04%, 07/04/2019	798,336
24,272,980 (j)	MXP, 8.04%, 07/18/2019	12,202,612
3,161,270 (j)	MXP, 8.74%, 09/12/2019	1,565,208
704,360 (j)	MXP, 8.05%, 02/27/2020	337,588
		28,378,333
U.S. Government Agency Bonds and Notes — 7.47%
35,720,000	Federal Home Loan Bank 2.23%, 04/01/2019	35,715,541
U.S. Treasury Bonds and Notes — 8.01%
	U.S. Treasury Bills
3,817,000	2.39%, 05/02/2019	3,808,658
28,737,000	2.42%, 05/30/2019	28,619,657
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,740,000	2.41%, 06/06/2019	$ 2,727,613
1,190,000	2.41%, 06/13/2019(m)	1,184,045
1,990,000	2.41%, 09/26/2019	1,966,067
		38,306,040
Repurchase Agreements — 1.40%
1,595,774	Repurchase agreement (principal amount/value $1,596,961 with a maturity value of $1,597,311) with MUFG Securities America Inc , 2.63%, dated 3/29/19 to be repurchased at $1,595,774 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 1/1/29 - 1/1/49, with a value of $1,628,900.(n)	1,595,774
1,595,774	Undivided interest of 2.41% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $1,595,774 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(n)	1,595,774
1,595,774	Undivided interest of 23.68% in a repurchase agreement (principal amount/value $6,744,278 with a maturity value of $6,745,739) with Merrill Lynch, Pierce, Fenner & Smith, 2.60%, dated 3/29/19 to be repurchased at $1,595,774 on 4/1/19 collateralized by Government National Mortgage Association securities, 3.50% - 4.50%, 3/20/47 - 12/20/48, with a value of $6,879,164.(n)	1,595,774

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 326,833	Undivided interest of 4.81% in a repurchase agreement (principal amount/value $6,802,579 with a maturity value of $6,804,036) with Mizuho Securities (USA) LLC, 2.57%, dated 3/29/19 to be repurchased at $326,833 on 4/1/19 collateralized by U.S. Treasury securities, 0.88% - 2.88%, 12/31/20 - 5/15/43, with a value of $6,938,635.(n)
		$ 326,833
1,595,774	Undivided interest of 6.71% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $1,595,774 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(n)	1,595,774
		6,709,929
SHORT TERM INVESTMENTS — 22.82% (Cost $108,933,239)		$109,109,843
TOTAL INVESTMENTS — 97.14% (Cost $469,491,218)		$464,454,237
OTHER ASSETS & LIABILITIES, NET — 2.86%		$ 13,655,213
TOTAL NET ASSETS — 100.00%		$478,109,450
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	All or a portion of the security is on loan at March 29, 2019.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount of the security is adjusted for inflation.
(i)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2019. Maturity date disclosed represents final maturity date.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Principal amount is stated in 100 Unidad de Inversion Units.
(l)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(n)	Collateral received for securities on loan.
ARLLMONP	Aregentina Blended Policy Rate is the interest rate banks charge each other for short-term loans.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Australian 3 Year Bond Long Futures	216	AUD	21,309,480	June 2019	$ 31,693
Canadian 10 Year Bond Long Futures	3	CAD	417,120	June 2019	6,263
Euro-Bobl Short Futures	25	EUR	3,328,500	June 2019	(33,372)
Euro-Bpt Long Futures	58	EUR	7,509,260	June 2019	205,595
Euro-Bund Short Futures	86	EUR	14,305,240	June 2019	(326,734)
Euro-Buxl Short Futures	6	EUR	1,149,960	June 2019	(40,899)
Japan 10 Year Bond Short Futures	9	JPY	1,379,520,000	June 2019	(49,535)
Long Gilt Short Futures	51	GBP	6,597,870	June 2019	(157,050)
U.S. 10 Year Treasury Note Short Futures	111	USD	13,788,281	June 2019	17,344
U.S. 2 Year Treasury Note Long Futures	16	USD	3,409,500	June 2019	10,749
U.S. 5 Year Treasury Note Short Futures	62	USD	7,181,344	June 2019	(23,924)
U.S. Long Bond Short Futures	65	USD	9,727,656	June 2019	253,047
U.S. Ultra 10 Year Treasury Note Short Futures	1	USD	168,000	June 2019	6,250
U.S. Ultra Long Term Treasury Bond Long Futures	1	USD	132,781	June 2019	(315)
				Net Depreciation	$(100,888)
At March 29, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	EUR	180,000	USD	203,065	April 26, 2019	$(656)
BA	GBP	6,740,000	USD	8,920,767	April 26, 2019	(129,551)
BA	USD	2,511,740	AUD	3,500,000	April 30, 2019	24,659
BA	USD	2,507,120	AUD	3,500,000	May 31, 2019	18,619
BA	USD	638,433	DKK	4,180,000	April 26, 2019	8,738
BA	USD	6,207,360	EUR	5,346,794	April 15, 2019	200,659
BA	USD	734,948	EUR	636,164	April 16, 2019	20,205
BA	USD	1,836,558	EUR	1,605,628	April 29, 2019	30,555
BA	USD	13,635,558	EUR	11,850,000	April 30, 2019	305,555
BA	USD	252,393	EUR	221,000	May 21, 2019	3,328
BA	USD	13,565,406	EUR	11,850,000	May 31, 2019	198,934
BA	USD	13,346,465	JPY	1,450,000,000	April 26, 2019	229,668
BA	USD	2,968,545	JPY	328,714,475	May 21, 2019	(10,261)
BA	USD	13,184,575	JPY	1,450,000,000	May 31, 2019	35,292
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	AUD	2,630,000	USD	1,876,776	April 26, 2019	$(8,073)
BB	USD	540,626	EUR	480,000	April 11, 2019	1,572
BB	USD	1,784,212	EUR	1,549,750	April 30, 2019	40,906
BB	USD	227,138	JPY	25,220,000	April 15, 2019	(774)
BB	USD	541,593	JPY	59,530,000	May 28, 2019	1,875
BB	USD	1,383,954	MXP	26,950,000	May 17, 2019	6,468
BB	USD	368,423	ZAR	5,210,000	May 17, 2019	9,483
BNP	USD	1,114,157	INR	79,904,000	April 05, 2019	(37,437)
BNP	USD	1,119,749	INR	80,571,000	June 06, 2019	(30,689)
BNP	USD	314,692	INR	22,480,000	June 12, 2019	(6,049)
CIT	CAD	1,370,000	USD	1,024,267	April 26, 2019	1,643
CIT	CSK	98,670,000	USD	4,380,563	May 17, 2019	(86,497)
CIT	USD	752,643	AUD	1,053,900	April 09, 2019	4,120
CIT	USD	1,679,989	AUD	2,377,904	April 15, 2019	(9,140)
CIT	USD	1,676,266	AUD	2,369,548	May 13, 2019	(7,930)
CIT	USD	1,685,519	AUD	2,369,548	May 15, 2019	1,261
CIT	USD	753,433	AUD	1,053,900	June 03, 2019	4,072
CIT	USD	22,348,027	EUR	19,760,000	April 26, 2019	127,926
CIT	USD	6,145,925	EUR	5,349,167	April 29, 2019	129,210
CIT	USD	203,605	EUR	177,000	May 02, 2019	4,463
CIT	USD	5,248,824	EUR	4,613,945	May 15, 2019	51,707
CIT	USD	491,392	EUR	430,647	May 21, 2019	6,056
CIT	USD	3,361,349	HUF	934,060,000	May 17, 2019	87,614
CIT	USD	1,410,212	INR	100,592,000	April 15, 2019	(36,235)
CIT	USD	73,331	INR	5,238,000	April 16, 2019	(1,971)
CIT	USD	1,139,155	INR	80,749,000	June 18, 2019	(12,089)
CIT	USD	835,597	JPY	91,959,500	May 15, 2019	2,603
CIT	USD	8,386,432	JPY	920,000,000	May 20, 2019	49,977
CIT	USD	1,773,022	JPY	194,822,300	May 21, 2019	7,545
CIT	USD	1,179,127	JPY	129,520,000	May 28, 2019	4,857
DB	USD	3,177,077	EUR	2,747,132	April 15, 2019	90,891
DB	USD	2,005,644	EUR	1,751,700	April 24, 2019	36,202
DB	USD	317,555	EUR	277,171	April 25, 2019	5,903
DB	USD	3,205,702	EUR	2,814,827	June 18, 2019	25,921
DB	USD	2,411,002	JPY	268,480,000	April 18, 2019	(15,904)
DB	USD	1,372,857	JPY	150,772,000	May 21, 2019	6,564
DB	USD	671,952	JPY	73,860,000	May 28, 2019	2,314
DB	USD	1,920,934	KRW	2,155,000,000	May 29, 2019	22,449
DB	USD	2,018,712	KRW	2,244,000,000	June 10, 2019	41,211
GS	AUD	1,800,000	USD	1,284,660	April 26, 2019	(5,700)
GS	PLN	4,650,000	USD	1,223,343	May 17, 2019	(10,179)
GS	USD	528,615	EUR	456,963	April 15, 2019	15,253
GS	USD	223,046	EUR	193,000	April 16, 2019	6,207
GS	USD	118,955	EUR	103,408	April 30, 2019	2,632
GS	USD	382,234	EUR	336,500	May 20, 2019	3,034
GS	USD	540,198	JPY	58,269,000	April 10, 2019	13,867
GS	USD	1,134,126	NZD	1,640,000	April 26, 2019	16,467
HSB	JPY	396,010,000	USD	3,592,343	April 26, 2019	(10,010)
HSB	NOK	51,870,000	USD	6,084,547	April 26, 2019	(63,647)
HSB	SEK	36,560,000	USD	3,993,843	April 26, 2019	(53,139)
HSB	USD	969,632	EUR	839,000	April 16, 2019	27,000
HSB	USD	149,633	EUR	130,000	April 30, 2019	3,397
HSB	USD	921,646	EUR	810,000	May 14, 2019	9,349
HSB	USD	817,929	INR	58,238,991	April 11, 2019	(20,276)
HSB	USD	1,410,233	INR	100,503,086	April 15, 2019	(34,936)
HSB	USD	925,756	INR	66,548,000	May 20, 2019	(26,271)
HSB	USD	942,611	INR	67,901,000	June 06, 2019	(26,918)
HSB	USD	1,394,565	INR	99,972,846	June 11, 2019	(32,009)
HSB	USD	707,583	INR	50,164,110	June 14, 2019	(7,969)
HSB	USD	1,414,945	INR	100,072,000	June 17, 2019	(11,968)
HSB	USD	978,479	INR	68,200,000	July 05, 2019	8,184
HSB	USD	874,336	INR	63,705,000	July 22, 2019	(30,148)
HSB	USD	1,205,727	JPY	134,450,000	April 18, 2019	(9,624)
HSB	USD	4,385,617	JPY	476,063,132	April 26, 2019	79,118
HSB	USD	1,567,162	JPY	172,188,000	May 20, 2019	6,904
HSB	USD	2,381,785	KRW	2,657,000,000	April 10, 2019	42,121
HSB	USD	3,837,122	KRW	4,330,000,000	September 20, 2019	8,288
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	USD	1,294,130	NZD	1,890,000	April 26, 2019	$6,097
JPM	EUR	3,640,000	USD	4,091,349	April 26, 2019	1,827
JPM	GBP	3,600,000	USD	4,775,454	April 26, 2019	(79,849)
JPM	IDR	47,000,000,000	USD	2,998,023	April 26, 2019	285,444
JPM	IDR	74,962,355,300	USD	5,279,411	May 22, 2019	(68,043)
JPM	SGD	4,490,000	USD	3,328,391	May 17, 2019	(12,368)
JPM	USD	1,915,010	AUD	2,668,000	April 11, 2019	19,997
JPM	USD	2,011,018	AUD	2,794,717	April 15, 2019	25,808
JPM	USD	1,889,331	AUD	2,668,000	May 13, 2019	(6,994)
JPM	USD	1,444,112	AUD	2,030,500	May 15, 2019	847
JPM	USD	1,352,978	AUD	1,907,000	May 20, 2019	(2,630)
JPM	USD	1,156,355	AUD	1,623,000	May 21, 2019	2,609
JPM	USD	2,205,434	EUR	1,909,777	April 11, 2019	60,698
JPM	USD	1,313,490	EUR	1,143,000	April 23, 2019	28,524
JPM	USD	821,813	EUR	714,000	April 30, 2019	18,638
JPM	USD	2,125,077	EUR	1,852,000	May 08, 2019	40,292
JPM	USD	2,215,035	EUR	1,938,668	May 13, 2019	31,720
JPM	USD	6,522,164	EUR	5,736,670	May 20, 2019	57,551
JPM	USD	4,612,108	EUR	4,057,948	May 21, 2019	38,831
JPM	USD	978,379	INR	70,560,000	May 22, 2019	(30,846)
JPM	USD	1,424,841	INR	102,694,000	May 28, 2019	(43,138)
JPM	USD	2,251,305	INR	161,810,300	June 06, 2019	(59,114)
JPM	USD	1,005,225	INR	70,803,000	June 19, 2019	(4,092)
JPM	USD	872,900	INR	60,828,000	June 20, 2019	5,888
JPM	USD	2,465,196	JPY	266,150,000	April 11, 2019	60,899
JPM	USD	1,833,155	JPY	200,000,000	April 25, 2019	24,108
JPM	USD	437,820	JPY	48,183,000	May 15, 2019	1,366
JPM	USD	287,513	JPY	31,613,000	May 20, 2019	1,056
JPM	USD	9,248,646	JPY	1,027,450,600	May 21, 2019	(62,095)
MS	JPY	214,640,000	USD	1,930,615	April 26, 2019	11,033
MS	USD	917,000	EUR	802,250	May 28, 2019	12,309
SAH	USD	633,099	EUR	551,000	April 17, 2019	13,986
SAH	USD	1,004,189	EUR	872,692	April 30, 2019	22,503
SAH	USD	1,072,044	INR	77,021,000	May 28, 2019	(28,947)
SAH	USD	1,286,467	INR	92,497,000	June 03, 2019	(34,754)
SAH	USD	2,680,124	INR	192,428,300	June 06, 2019	(67,476)
SAH	USD	343,825	JPY	37,802,500	May 20, 2019	1,283
SAH	USD	1,892,732	JPY	207,930,000	June 03, 2019	6,678
UBS	USD	2,554,328	EUR	2,244,655	May 21, 2019	24,618
UBS	USD	7,584,269	NZD	11,000,000	April 26, 2019	87,777
					Net Appreciation	$1,748,837
At March 29, 2019, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(a)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
United Mexican States	$550,000	$2,802	$(7,415)	1.00%	December 20, 2023	$(4,612)	Buy	Quarterly
					Net Depreciation	$(4,612)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
At March 29, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	1.97%	3-mo. LIBOR	2,552,000	January 27, 2025	$ 2,046,343	Quarterly
Receive	1.94%	3-mo. LIBOR	1,600,000	January 29, 2025	32,143	Quarterly
Receive	1.94%	3-mo. LIBOR	1,350,000	January 30, 2025	26,855	Quarterly
Receive	1.82%	3-mo. LIBOR	2,130,000	February 03, 2025	57,028	Quarterly
Receive	1.98%	3-mo. LIBOR	3,050,000	March 27, 2025	54,751	Quarterly
Receive	1.99%	3-mo. LIBOR	3,050,000	March 27, 2025	55,990	Quarterly
Receive	2.47%	6-mo. Budapest Interbank	1,252,053	January 14, 2029	5,814	Semi-Annual
Receive	2.32%	6-mo. Budapest Interbank	1,237,699	February 18, 2029	417,880	Semi-Annual
Receive	2.79%	3-mo. LIBOR	7,200,000	March 13, 2047	(293,126)	Quarterly
Receive	2.54%	3-mo. LIBOR	10,800,000	April 13, 2047	113,683	Quarterly
Receive	2.59%	3-mo. LIBOR	4,500,000	July 27, 2047	2,441	Quarterly
Receive	3.00%	3-mo. LIBOR	3,856,000	February 22, 2048	(323,523)	Quarterly
Receive	3.02%	3-mo. LIBOR	3,856,000	February 23, 2048	(336,938)	Quarterly
Receive	3.25%	3-mo. LIBOR	7,690,000	November 21, 2048	(1,044,891)	Quarterly
				Net Depreciation	$ 814,450
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CSK	Czechoslovak Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Summary of Investments by Country as of March 29, 2019.
Country	Fair Value	Percentage of Fund Investments
United States	$128,850,924	27.74%
Mexico	48,116,581	10.36
Japan	42,708,234	9.19
Brazil	31,521,632	6.79
India	27,102,697	5.83
Unknown Country	25,961,133	5.59
Germany	17,371,452	3.74
France	17,122,123	3.69
Italy	13,313,571	2.87
Thailand	11,295,420	2.43
Indonesia	10,915,343	2.35
South Korea	10,318,017	2.22
Argentina	9,800,055	2.11
United Kingdom	8,449,409	1.82
New Zealand	7,512,522	1.62
Spain	6,718,501	1.45
Netherlands	5,542,342	1.19
Belgium	5,334,284	1.15
Canada	5,325,185	1.15
Columbia	4,193,704	0.90
Australia	3,215,365	0.69
Ghana	2,722,384	0.59
Austria	2,465,854	0.53
South Africa	2,157,390	0.46
Ireland	1,855,913	0.40
Turkey	1,760,685	0.38
Philippines	1,310,441	0.28
Ukraine	1,291,575	0.28
Hungary	1,196,902	0.26
Slovenia	1,150,801	0.25
Greece	1,138,642	0.24
Kazakhstan	1,021,137	0.22
Finland	872,209	0.19
United Arab Emirates	683,243	0.15
Denmark	631,971	0.13
Poland	615,766	0.13
Panama	599,725	0.13
Cayman Islands	587,429	0.13
Qatar	429,072	0.09
Egypt	404,762	0.09
Russia	363,258	0.08
Sri Lanka	330,768	0.07
Luxembourg	175,816	0.04
Total	$464,454,237	100.00%
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND (FORMERLY GREAT-WEST TEMPLETON GLOBAL BOND FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 29, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 13,766,796	$ —	$ 13,766,796
Corporate Bonds and Notes	—	41,207,920	—	41,207,920
Foreign Government Bonds and Notes	—	262,596,176	—	262,596,176
Mortgage-Backed Securities	—	10,656,856	—	10,656,856
U.S. Government Agency Bonds and Notes	—	576,593	—	576,593
U.S. Treasury Bonds and Notes	—	26,481,303	—	26,481,303
Purchased Options	58,750	—	—	58,750
Short Term Investments	—	109,109,843	—	109,109,843
Total investments, at fair value:	58,750	464,395,487	0	464,454,237
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	2,985,233	—	2,985,233
Futures Contracts(a)	530,941	—	—	530,941
Interest Rate Swaps(a)	—	2,812,928	—	2,812,928
Total Assets	$ 589,691	$ 470,193,648	$ 0	$ 470,783,339
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (1,236,396)	$ —	$ (1,236,396)
Credit Default Swaps(a)	—	(4,612)	—	(4,612)
Futures Contracts(a)	(631,829)	—	—	(631,829)
Interest Rate Swaps(a)	—	(1,998,478)	—	(1,998,478)
Total Liabilities	$ (631,829)	$ (3,239,486)	$ 0	$ (3,871,315)
(a)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and

March 29, 2019

the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless. The Fund held an average of 24 purchased options for the reporting period.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 47 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $300,475,336 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $693,000 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $475,938,409 in interest rate swaps for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 31.55%
$10,000,000	Ally Master Owner Trust(a) Series 2017-2 Class A 2.82%, 06/15/2021 1-mo. LIBOR + 0.34%	$ 10,001,801
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
6,250,000	3.81%, 01/28/2031 3-mo. LIBOR + 1.05%	6,197,594
	Series 2014-4RA Class A
5,000,000	3.81%, 01/28/2031 3-mo. LIBOR + 1.05%	4,957,965
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 3.87%, 04/15/2031 3-mo. LIBOR + 1.08%	4,898,198
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 3.86%, 01/20/2031 3-mo. LIBOR + 1.10%	6,662,722
4,344,792	Brazos Higher Education Authority Inc(a) Series 2005-1 Class 1A4 2.97%, 03/26/2029 3-mo. LIBOR + 0.15%	4,342,532
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 3.76%, 01/20/2031 3-mo. LIBOR + 1.00%	4,444,636
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 3.69%, 05/15/2031 3-mo. LIBOR + 1.01%	4,194,095
	ECMC Group Student Loan Trust(a)(b)
	Series 2018-1A Class A
3,622,926	3.24%, 02/27/2068 1-mo. LIBOR + 0.75%	3,587,807
	Series 2018-2A Class A
2,014,317	3.29%, 09/25/2068 1-mo. LIBOR + 0.80%	1,994,121
980,157	Edsouth Indenture No 1 LLC(a)(b) Series 2010-1 Class A1 3.62%, 07/25/2023 3-mo. LIBOR + 0.85%	980,816
8,000,000	Ford Credit Floorplan Master Owner Trust A(a) Series 2016-5 Class A2 2.94%, 11/15/2021 1-mo. LIBOR + 0.46%	8,011,797
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 3.78%, 04/20/2031 3-mo. LIBOR + 1.02%	4,530,236
2,636,458	Higher Education Funding I(a)(b) Series 2014-1 Class A 3.70%, 05/25/2034 3-mo. LIBOR + 1.05%	2,655,201
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 3.82%, 04/21/2031 3-mo. LIBOR + 1.06%	$ 1,234,199
3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 3.54%, 04/15/2029 3-mo. LIBOR + 0.75%	3,045,744
2,600,000	Magnetite XIV-R Ltd(a)(b) Series 2015-14RA Class A1 3.90%, 10/18/2031 3-mo. LIBOR + 1.12%	2,585,911
5,000,000	Magnetite XVI Ltd(a)(b) Series 2015-16A Class AR 3.58%, 01/18/2028 3-mo. LIBOR + 0.80%	4,969,545
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 3.12%, 02/15/2023 1-mo. LIBOR + 0.64%	1,552,880
5,865,000	Nissan Master Owner Trust Receivables(a) Series 2017-C Class A 2.80%, 10/17/2022 1-mo. LIBOR + 0.32%	5,867,930
6,950,000	Parallel Ltd(a)(b) Series 2015-1A Class AR 3.61%, 07/20/2027 3-mo. LIBOR + 0.85%	6,908,481
1,539,673	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 3.04%, 05/25/2057 1-mo. LIBOR + 0.55%	1,524,150
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 3.88%, 01/15/2030 3-mo. LIBOR + 1.09%	4,951,690
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
172,207	3.51%, 10/28/2041 3-mo. LIBOR + 0.75%	172,207
	Series 2011-A Class A
1,333,194	3.66%, 10/28/2043 3-mo. LIBOR + 0.90%	1,331,810
1,979,704	SLM Student Loan Trust(a) Series 2007-1 Class A5 2.86%, 01/26/2026 3-mo. LIBOR + 0.09%	1,976,054
722,071	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 3.71%, 10/25/2027 1-mo. LIBOR + 1.22%	726,247
6,500,000	Trillium Credit Card Trust II(a)(b) Series 2018-1A Class A 2.75%, 02/27/2023 1-mo. LIBOR + 0.25%	6,498,773

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,364,380	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 3.97%, 07/15/2026 3-mo. LIBOR + 1.18%	$ 1,364,864
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 3.90%, 01/20/2031 3-mo. LIBOR + 1.14%	6,582,416
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 3.83%, 01/20/2031 3-mo. LIBOR + 1.07%	6,576,451
TOTAL ASSET-BACKED SECURITIES — 31.55% (Cost $126,176,681)		$125,328,873
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.50%
2,000,000	Holmes Master Issuer PLC(a)(b) Series 2018-1A Class A2 3.15%, 10/15/2054 3-mo. LIBOR + 0.36%	1,993,512
U.S. Government Agency — 9.53%
2,456,417	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates(a) Series KF42 Class A 2.74%, 12/25/2024 1-mo. LIBOR + 0.25%	2,430,796
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(a)
	Series 4751 Class EF
6,687,441	2.73%, 05/15/2041 1-mo. LIBOR + 0.25%	6,684,129
	Series 4751 Class FA
5,327,161	2.73%, 03/15/2039 1-mo. LIBOR + 0.25%	5,291,038
4,674,800	Federal National Mortgage Association Alternative Credit Enhancement Security(a) Series 2017-M13 Class FA 2.88%, 10/25/2024 1-mo. LIBOR + 0.40%	4,658,925
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(a)
	Series 2007-22 Class FW
1,672,790	2.94%, 03/25/2037 1-mo. LIBOR + 0.45%	1,676,270
	Series 2016-1 Class FT
428,329	2.84%, 02/25/2046 1-mo. LIBOR + 0.35%	425,221
	Series 2017-45 Class FA
374,866	2.83%, 06/25/2047 1-mo. LIBOR + 0.32%	372,829
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-96 Class FC
$ 7,417,589	2.89%, 12/25/2057 1-mo. LIBOR + 0.40%	$ 7,440,780
	Government National Mortgage Association(a)
	Series 2011-117 Class FJ
2,208,196	3.36%, 08/20/2041 1-mo. LIBOR + 0.87%	2,256,145
	Series 2017-182 Class FN
6,723,824	2.78%, 12/16/2047 1-mo. LIBOR + 0.30%	6,612,066
		37,848,199
TOTAL MORTGAGE-BACKED SECURITIES — 10.03% (Cost $40,061,570)		$ 39,841,711
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.56%
2,231,585	Utah State Board of Regents(a) 3.24%, 09/25/2056 1-mo. LIBOR + 0.75%	2,224,421
TOTAL MUNICIPAL BONDS AND NOTES — 0.56% (Cost $2,233,647)		$ 2,224,421
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
8,580,000	0.13%, 04/15/2022	8,789,327
18,000,000	0.13%, 01/15/2023	19,456,799
39,100,000	0.63%, 01/15/2026	41,899,054
26,700,000	0.13%, 07/15/2026	27,431,843
15,620,000	0.38%, 01/15/2027	16,136,075
35,500,000	0.38%, 07/15/2027	36,265,729
31,100,000	0.50%, 01/15/2028	31,675,378
31,110,000	0.75%, 07/15/2028	31,835,578
3,400,000	United States Treasury Note/Bond 2.88%, 08/15/2028	3,536,266
TOTAL U.S. TREASURY BONDS AND NOTES — 54.64% (Cost $213,674,120)		$217,026,049

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Contract Size		Fair Value
PURCHASED OPTIONS
105	Eurodollar Interest Rate Futures Put Option, exercise price 97.75, expiration June 2020, notional amount $24,150,000.	$ 60,375
TOTAL PURCHASED OPTIONS — 0.01% (Cost $52,447)		$ 60,375
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 0.38%
$ 1,550,000	VW Credit Inc 3.18%, 12/06/2019	1,516,539
Principal Amount	Fair Value
SHORT TERM INVESTMENTS — 0.38% (Cost $1,516,539)	$ 1,516,539
TOTAL INVESTMENTS — 97.17% (Cost $383,715,004)	$385,997,968
OTHER ASSETS & LIABILITIES, NET — 2.83%	$ 11,229,006
TOTAL NET ASSETS — 100.00%	$397,226,974

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Euro Bond Short Futures	119	USD	29,027,075	December 2019	$ (118,635)
Euro Time Deposit Long Futures	12	USD	2,923,650	June 2019	5,888
Eurodollar Interest Rate Short Futures	39	USD	9,510,150	September 2019	(33,150)
U.S. 10 Year Treasury Note Short Futures	59	USD	7,328,906	June 2019	(334)
U.S. 2 Year Treasury Note Long Futures	230	USD	49,016,953	June 2019	85,121
U.S. 5 Year Treasury Note Long Futures	1,148	USD	132,970,688	June 2019	1,142,979
U.S. Long Bond Short Futures	94	USD	14,067,688	June 2019	(365,413)
U.S. Ultra 10 Year Treasury Note Long Futures	24	USD	4,032,000	June 2019	149,969
U.S. Ultra Long Term Treasury Bond Long Futures	7	USD	929,469	June 2019	18,484
				Net Appreciation	$ 884,909
At March 29, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Pay	3.00%	3-mo. LIBOR	11,400,000	June 20, 2022	$ 234,659	Quarterly
Receive	2.22%	3-mo. LIBOR	20,010,000	August 31, 2023	38,139	Quarterly
Receive	3.00%	3-mo. LIBOR	7,300,000	June 19, 2026	(315,646)	Quarterly
				Net Depreciation	$ (42,848)
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
At March 29, 2019, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.14%	CPI	8,000,000	March 26, 2020	(24,384)	At Maturity
Receive	2.09%	CPI	65,000,000	January 09, 2021	(237,770)	At Maturity
Receive	2.13%	CPI	30,000,000	January 09, 2022	(213,480)	At Maturity
Receive	2.22%	CPI	15,000,000	March 22, 2022	(169,485)	At Maturity
Receive	2.16%	CPI	17,000,000	January 09, 2023	(170,731)	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	(245,140)	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	(482,925)	At Maturity
				Net Depreciation	$(1,543,915)
Counterparty Abbreviations:
CPI	Consumer Price Index
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 29, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 125,328,873	$ —	$ 125,328,873
Mortgage-Backed Securities	—	39,841,711	—	39,841,711
Municipal Bonds and Notes	—	2,224,421	—	2,224,421
U.S. Treasury Bonds and Notes	—	217,026,049	—	217,026,049
Purchased Options	60,375	—	—	60,375
Short Term Investments	—	1,516,539	—	1,516,539
Total investments, at fair value:	60,375	385,937,593	0	385,997,968
Other Financial Investments:
Futures Contracts(a)	1,402,441	—	—	1,402,441
Interest Rate Swaps(a)	—	272,798	—	272,798
Total Assets	$ 1,462,816	$ 386,210,391	$ 0	$ 387,673,207
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (517,532)	$ —	$ —	$ (517,532)
Interest Rate Swaps(a)	—	(315,646)	—	(315,646)
Inflation Swaps(a)	—	(1,543,915)	—	(1,543,915)
Total Liabilities	$ (517,532)	$ (1,859,561)	$ 0	$ (2,377,093)

March 29, 2019

(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average of 26 purchased options for the reporting period.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,026 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $49,720,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation

March 29, 2019

measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $183,200,000 in inflation swaps for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.71%
50,000	Koninklijke DSM NV	$ 5,454,261
20,122	Linde PLC	3,540,064
47,900	Shin-Etsu Chemical Co Ltd	4,030,732
60,000	Symrise AG	5,408,905
160,000	Umicore SA(a)	7,121,232
		25,555,194
Communications — 8.17%
16,947	Alibaba Group Holding Ltd Sponsored ADR(b)	3,091,980
150,000	CyberAgent Inc(b)	6,138,066
72,693	Delivery Hero SE(b)(c)	2,625,709
520,000	Just Eat PLC(b)	5,087,080
11,500	MercadoLibre Inc(b)	5,838,895
23,000	Shopify Inc Class A(b)	4,752,260
80,600	Tencent Holdings Ltd	3,706,616
280,000	ZOZO Inc(a)	5,293,645
		36,534,251
Consumer, Cyclical — 12.67%
20,095	adidas AG	4,887,556
53,000	Aptiv PLC	4,212,970
2,600,000	boohoo Group PLC(b)	6,402,916
174,926	Burberry Group PLC	4,457,166
21,686	Continental AG	3,271,542
50,000	Dollarama Inc	1,333,857
120,553	Ferguson PLC	7,677,399
152,305	Industria de Diseno Textil SA	4,478,006
20,768	LVMH Moet Hennessy Louis Vuitton SE	7,649,591
38,595	Ryanair Holdings PLC Sponsored ADR(b)	2,892,309
24,300	Shimano Inc	3,956,452
159,300	Yamaha Motor Co Ltd	3,133,493
60,328	Zalando SE(a)(b)(c)	2,351,646
		56,704,903
Consumer, Non-Cyclical — 36.05%
150,000	Alkermes PLC(b)	5,473,500
91,500	Asahi Group Holdings Ltd	4,084,422
900,000	Ascential PLC(b)	4,177,759
74,480	AstraZeneca PLC	5,944,162
33,000	Cochlear Ltd	4,068,983
35,000	CSL Ltd	4,856,339
178,537	Diageo PLC	7,304,974
35,332	EssilorLuxottica SA	3,859,682
180,000	Experian PLC	4,869,448
18,345	Genmab A/S(b)	3,183,182
95,000	GN Store Nord A/S	4,412,035
220,000	Hikma Pharmaceuticals PLC	5,136,538
69,943	Intertek Group PLC	4,429,950
200,000	Keywords Studios PLC	3,011,670
55,000	LivaNova PLC(b)	5,348,750
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,073	Lonza Group AG	$ 4,369,058
19,922	L'Oreal SA	5,364,848
153,156	Nestle SA	14,603,488
75,564	Novartis AG	7,263,177
144,950	Novo Nordisk A/S Class B	7,575,865
65,378	Reckitt Benckiser Group PLC	5,440,104
143,300	Recruit Holdings Co Ltd	4,108,478
248,850	RELX PLC	5,323,554
38,932	Roche Holding AG	10,727,903
270,000	Santen Pharmaceutical Co Ltd	4,035,508
59,400	Shiseido Co Ltd	4,300,848
184,293	Smith & Nephew PLC	3,658,701
155,000	TAL Education Group Sponsored ADR(b)	5,592,400
152,155	Unilever PLC	8,757,487
		161,282,813
Energy — 1.33%
900,000	John Wood Group PLC(a)	5,946,717
Financial — 11.87%
918,400	AIA Group Ltd	9,183,789
207,600	DBS Group Holdings Ltd	3,875,244
66,536	Deutsche Boerse AG	8,531,262
626,502	FinecoBank Banca Fineco SpA	8,254,400
40,116	HDFC Bank Ltd ADR	4,649,846
65,000	KBC Group NV	4,544,227
59,759	London Stock Exchange Group PLC	3,695,696
14,665	Muenchener Rueckversicherungs-Gesellschaft AG	3,475,539
341,000	Ping An Insurance Group Co of China Ltd Class H	3,839,052
226,742	St James's Place PLC	3,037,145
		53,086,200
Industrial — 11.80%
48,920	Airbus SE	6,483,704
129,197	Atlas Copco AB Class A	3,475,533
36,200	Daikin Industries Ltd	4,255,119
65,000	DSV A/S	5,378,899
15,700	FANUC Corp	2,684,915
9,600	Keyence Corp	6,001,872
96,000	Makita Corp	3,355,194
30,000	MTU Aero Engines AG	6,799,864
33,100	Nidec Corp	4,214,786
33,026	Safran SA	4,526,590
10,600	SMC Corp	3,995,740
80,000	Weir Group PLC(a)	1,625,488
		52,797,704
Technology — 10.43%
37,744	ASML Holding NV	7,094,008

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
250,000	Infineon Technologies AG	$ 4,963,128
85,000	InterXion Holding NV(b)	5,672,050
600,000	Sage Group PLC	5,482,382
116,474	SAP SE	13,464,985
1,700,000	Sophos Group PLC(c)	6,665,323
80,877	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,312,722
		46,654,598
TOTAL COMMON STOCK — 98.03% (Cost $433,006,796)		$438,562,380
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.36%
$6,100,000	Federal Home Loan Bank 2.23%, 04/01/2019	6,099,254
Repurchase Agreements — 3.07%
3,257,353	Undivided interest of 18.11% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $3,257,353 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(d)	3,257,353
3,257,353	Undivided interest of 4.92% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $3,257,353 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(d)	3,257,353
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 684,981	Undivided interest of 49.43% in a repurchase agreement (principal amount/value $1,389,708 with a maturity value of $1,390,009) with Credit Agricole Securities (USA) Inc., 2.60%, dated 3/29/19 to be repurchased at $684,981 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 4/25/19 - 7/15/27, with a value of $1,417,503.(d)	$ 684,981
3,257,353	Undivided interest of 6.46% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $3,257,353 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(d)	3,257,353
3,257,353	Undivided interest of 8.04% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $3,257,353 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(d)	3,257,353
		13,714,393
SHORT TERM INVESTMENTS — 4.43% (Cost $19,813,647)		$ 19,813,647
TOTAL INVESTMENTS — 102.46% (Cost $452,820,443)		$458,376,027
OTHER ASSETS & LIABILITIES, NET — (2.46)%		$ (10,991,866)
TOTAL NET ASSETS — 100.00%		$447,384,161

(a)	All or a portion of the security is on loan at March 29, 2019.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Summary of Investments by Country as of March 29, 2019.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$110,015,980	24.00%
Japan	63,589,270	13.87
Germany	55,780,137	12.17
Switzerland	44,641,024	9.74
France	27,884,415	6.08
Denmark	20,549,980	4.48
United States	19,813,647	4.32
Netherlands	18,220,319	3.98
China	16,230,049	3.54
Ireland	11,905,873	2.60
Belgium	11,665,459	2.55
Hong Kong	9,183,789	2.00
Australia	8,925,322	1.95
Italy	8,254,400	1.80
Canada	6,086,117	1.33
Argentina	5,838,895	1.27
India	4,649,846	1.01
Spain	4,478,006	0.98
Singapore	3,875,244	0.85
Sweden	3,475,533	0.76
Taiwan	3,312,722	0.72
Total	$458,376,027	100.00%
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 64,866,716	$ 373,695,664	$ —	$ 438,562,380
Short Term Investments	—	19,813,647	—	19,813,647
Total Assets	$ 64,866,716	$ 393,509,311	$ 0	$ 458,376,027
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.44%
30,772	Air Liquide SA	$ 3,916,107
9,000	Air Water Inc	130,720
15,776	Akzo Nobel NV	1,401,443
161,468	Alumina Ltd	278,066
76,975	Anglo American PLC	2,058,312
25,604	Antofagasta PLC	322,076
50,728	ArcelorMittal	1,029,496
6,075	Arkema SA	579,547
85,500	Asahi Kasei Corp	885,459
64,681	BASF SE(a)	4,770,040
212,275	BHP Group Ltd	5,802,192
155,581	BHP Group PLC	3,753,311
36,747	BlueScope Steel Ltd	364,733
17,581	Boliden AB	501,042
12,959	Brenntag AG	666,267
14,797	Clariant AG	311,457
13,752	Covestro AG(b)	758,719
9,470	Croda International PLC	621,914
17,400	Daicel Corp	189,502
518	EMS-Chemie Holding AG	281,192
10,976	Evonik Industries AG	299,527
96,627	Fortescue Metals Group Ltd	489,044
14,471	Fresnillo PLC	163,962
652	Givaudan SA	1,668,815
822,324	Glencore PLC	3,407,324
6,200	Hitachi Chemical Co Ltd(a)	137,975
13,100	Hitachi Metals Ltd	152,618
106,548	Incitec Pivot Ltd	236,267
44,403	Israel Chemicals Ltd	232,004
33,500	JFE Holdings Inc	570,197
16,051	Johnson Matthey PLC	658,031
13,100	JSR Corp	203,812
3,200	Kaneka Corp	120,137
12,200	Kansai Paint Co Ltd	233,202
21,400	Kobe Steel Ltd	161,000
13,783	Koninklijke DSM NV	1,503,522
22,100	Kuraray Co Ltd	281,914
6,181	LANXESS AG	330,444
89,300	Mitsubishi Chemical Holdings Corp	630,691
11,600	Mitsubishi Gas Chemical Co Inc	166,153
6,900	Mitsubishi Materials Corp	182,455
17,100	Mitsui Chemicals Inc	414,165
26,565	Mondi PLC	588,062
54,317	Newcrest Mining Ltd	983,684
10,600	Nippon Paint Holdings Co Ltd	418,425
59,774	Nippon Steel & Sumitomo Metal Corp	1,058,038
8,700	Nissan Chemical Corp	399,659
11,400	Nitto Denko Corp	600,885
101,737	Norsk Hydro ASA	413,744
14,502	Novozymes A/S Class B	666,959
57,000	Oji Holdings Corp	354,702
27,881	Rio Tinto Ltd	1,941,683
82,197	Rio Tinto PLC	4,777,032
25,500	Shin-Etsu Chemical Co Ltd	2,145,797
Shares		Fair Value
Basic Materials — (continued)
9,200	Showa Denko KK	$ 325,201
14,264	Smurfit Kappa Group PLC	398,665
5,519	Solvay SA	597,521
372,657	South32 Ltd	989,700
41,011	Stora Enso OYJ Class R	502,111
126,500	Sumitomo Chemical Co Ltd	590,541
16,300	Sumitomo Metal Mining Co Ltd	482,999
10,106	Symrise AG	911,040
8,000	Taiyo Nippon Sanso Corp(a)	122,150
12,200	Teijin Ltd	201,739
31,337	thyssenkrupp AG	431,071
102,200	Toray Industries Inc	652,177
19,400	Tosoh Corp	302,702
14,011	Umicore SA(c)	623,597
40,275	UPM-Kymmene Oyj	1,176,314
7,239	voestalpine AG	220,054
14,953	Yara International ASA	612,699
		64,353,805
Communications — 5.81%
3,397	1&1 Drillisch AG(a)(c)	121,058
63,776	Auto Trader Group PLC(b)	433,601
4,266	Axel Springer SE	220,524
142,716	Bezeq The Israeli Telecommunication Corp Ltd	102,650
55,186	Bollore SA(a)	249,545
590,108	BT Group PLC	1,714,077
6,400	CyberAgent Inc(a)	261,891
5,823	Delivery Hero SE(a)(b)	210,330
15,200	Dentsu Inc	643,299
238,332	Deutsche Telekom AG(a)	3,959,473
9,048	Elisa OYJ	408,219
10,800	Eutelsat Communications SA	189,130
19,000	Hakuhodo DY Holdings Inc	305,942
1,700	Hikari Tsushin Inc(a)	322,672
253,900	HKT Trust & HKT Ltd	408,183
1,689	Iliad SA	169,712
89,506	Informa PLC	867,714
231,989	ITV PLC	384,244
4,510	JCDecaux SA	137,203
8,500	Kakaku.com Inc	163,754
130,300	KDDI Corp	2,806,310
278,692	Koninklijke KPN NV	884,676
5,200	LINE Corp(a)	183,117
30,800	M3 Inc(a)	518,354
4,404	Millicom International Cellular SA	267,462
7,200	MonotaRO Co Ltd	160,954
3,975	Nice Ltd(a)	485,487
48,400	Nippon Telegraph & Telephone Corp	2,063,345
392,794	Nokia OYJ(a)	2,237,609
94,300	NTT DOCOMO Inc	2,090,031
148,120	Orange SA	2,414,819
262,000	PCCW Ltd	162,890
51,082	Pearson PLC	557,159

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Communications — (continued)
14,394	ProSiebenSat.1 Media SE	$ 204,927
9,448	Proximus SADP	273,056
16,561	Publicis Groupe SA	886,713
57,800	Rakuten Inc	548,513
2,402	RTL Group SA	131,299
5,688	Schibsted ASA Class B	203,780
20,580	SEEK Ltd	256,739
23,649	SES SA	367,816
102,200	Singapore Press Holdings Ltd(a)	182,108
587,100	Singapore Telecommunications Ltd	1,310,827
120,000	Softbank Corp(c)	1,351,944
58,600	SoftBank Group Corp	5,712,136
144,807	Spark New Zealand Ltd	375,105
1,818	Swisscom AG	889,494
33,855	Tele2 AB Class B	451,737
852,008	Telecom Italia SpA(a)(c)	530,672
398,651	Telecom Italia SpA(c)	226,403
223,500	Telefonaktiebolaget LM Ericsson Class B(c)	2,058,857
48,715	Telefonica Deutschland Holding AG	152,955
334,029	Telefonica SA	2,798,133
3,041	Telenet Group Holding NV	146,242
51,136	Telenor ASA	1,023,944
222,290	Telia Co AB	1,002,004
335,884	Telstra Corp Ltd	792,037
22,307	TPG Telecom Ltd(a)	110,150
8,900	Trend Micro Inc	434,060
7,634	United Internet AG	279,146
73,528	Vivendi SA	2,130,857
1,929,198	Vodafone Group PLC	3,514,996
2,784	Wix.com Ltd(a)	336,391
21,668	Wolters Kluwer NV(a)	1,476,231
97,550	WPP PLC	1,030,275
234,800	Yahoo Japan Corp	575,883
14,000	ZOZO Inc	264,682
		58,135,546
Consumer, Cyclical — 11.77%
2,100	ABC-Mart Inc(a)	125,026
13,580	Accor SA	550,118
13,740	adidas AG	3,341,877
11,000	Aisin Seiki Co Ltd	393,790
7,500	ANA Holdings Inc(c)	275,158
39,212	Aristocrat Leisure Ltd	683,885
10,500	Asics Corp	141,293
14,700	Bandai Namco Holdings Inc	690,179
78,381	Barratt Developments PLC	612,058
23,419	Bayerische Motoren Werke AG	1,808,284
8,436	Berkeley Group Holdings PLC	405,452
44,800	Bridgestone Corp	1,726,300
26,751	Bunzl PLC	882,601
27,447	Burberry Group PLC	699,358
11,629	Carnival PLC	574,645
Shares		Fair Value
Consumer, Cyclical — (continued)
36,919	Cie Financiere Richemont SA	$ 2,693,364
11,928	Cie Generale des Etablissements Michelin SCA	1,409,230
26,800	City Developments Ltd	179,358
118,897	Compass Group PLC	2,796,697
8,300	Continental AG	1,252,135
23,402	Crown Resorts Ltd	191,388
65,199	Daimler AG	3,826,110
42,700	Daiwa House Industry Co Ltd	1,359,893
32,700	Denso Corp	1,277,564
18,499	Deutsche Lufthansa AG	406,629
3,969	Domino's Pizza Enterprises Ltd	122,388
2,265	Dufry AG	238,163
10,759	easyJet PLC(a)	156,675
19,229	Electrolux AB Class B	495,165
17,600	FamilyMart UNY Holdings Co Ltd	448,639
4,100	Fast Retailing Co Ltd	1,930,940
4,863	Faurecia SA	204,711
17,745	Ferguson PLC	1,130,088
9,393	Ferrari NV	1,261,939
76,812	Fiat Chrysler Automobiles NV(a)	1,147,246
3,924	Flight Centre Travel Group Ltd	117,223
188,000	Galaxy Entertainment Group Ltd	1,281,223
464,897	Genting Singapore Ltd	357,609
35,000	GVC Holdings PLC	254,944
32,568	Harvey Norman Holdings Ltd(c)	92,997
59,097	Hennes & Mauritz AB Class B(c)	985,932
2,354	Hermes International	1,554,289
16,700	Hino Motors Ltd	140,984
118,300	Honda Motor Co Ltd	3,213,120
3,300	Hoshizaki Corp	204,852
4,168	HUGO BOSS AG	284,987
10,056	Iida Group Holdings Co Ltd	182,469
81,607	Industria de Diseno Textil SA	2,399,374
12,363	InterContinental Hotels Group PLC	743,960
22,900	Isetan Mitsukoshi Holdings Ltd	231,673
41,500	Isuzu Motors Ltd	546,757
102,800	ITOCHU Corp	1,863,125
15,100	J Front Retailing Co Ltd(c)	179,927
7,200	Japan Airlines Co Ltd	253,725
6,055	Jardine Cycle & Carriage Ltd	145,442
14,900	JTEKT Corp	183,986
5,396	Kering SA	3,095,173
138,784	Kingfisher PLC	425,432
7,000	Koito Manufacturing Co Ltd	397,971
5,700	Lawson Inc(c)	316,208
19,991	LVMH Moet Hennessy Louis Vuitton SE	7,363,394
124,359	Marks & Spencer Group PLC	451,174

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
105,700	Marubeni Corp	$ 732,861
12,300	Marui Group Co Ltd(c)	248,696
37,000	Mazda Motor Corp	414,841
4,500	McDonald's Holdings Co Japan Ltd	208,186
15,887	Melco Resorts & Entertainment Ltd ADR	358,887
45,603	Merlin Entertainments PLC(b)	204,082
54,000	MGM China Holdings Ltd(c)	113,241
48,000	Minth Group Ltd	151,351
94,300	Mitsubishi Corp	2,625,428
43,700	Mitsubishi Motors Corp	232,841
121,500	Mitsui & Co Ltd	1,890,593
13,959	Moncler SpA	563,383
9,546	Next PLC	693,424
17,000	NGK Insulators Ltd(c)	247,669
10,100	NGK Spark Plug Co Ltd	188,117
8,400	Nintendo Co Ltd	2,408,204
163,500	Nissan Motor Co Ltd	1,342,686
5,700	Nitori Holdings Co Ltd	736,984
7,116	Nokian Renkaat OYJ	238,491
15,000	Oriental Land Co Ltd	1,706,040
5,971	Paddy Power Betfair PLC	460,488
8,800	Pan Pacific International Holdings Corp	583,037
164,100	Panasonic Corp	1,414,887
6,895	Pandora A/S	322,818
22,139	Persimmon PLC	625,930
41,830	Peugeot SA	1,020,725
25,322	Pirelli & C SpA(a)(b)	163,267
520	Puma SE	301,573
14,864	Renault SA	982,779
20,055	Rexel SA	226,327
9,614	Ryanair Holdings PLC(a)	125,802
2,100	Ryohin Keikaku Co Ltd	533,053
174,400	Sands China Ltd	877,746
3,000	Sankyo Co Ltd	114,534
1,478	SEB SA	248,842
10,400	Sega Sammy Holdings Inc	122,884
24,900	Sekisui Chemical Co Ltd	401,232
43,100	Sekisui House Ltd	714,230
88,000	Shangri-La Asia Ltd	125,107
13,300	Sharp Corp(c)	146,945
1,500	Shimamura Co Ltd	127,128
5,200	Shimano Inc	846,648
33,500	Singapore Airlines Ltd	239,211
132,000	SJM Holdings Ltd	150,897
6,535	Sodexo SA	719,633
90,500	Sony Corp	3,821,020
9,200	Stanley Electric Co Ltd	247,918
47,500	Subaru Corp	1,084,553
91,600	Sumitomo Corp	1,269,969
52,800	Sumitomo Electric Industries Ltd(a)	702,402
10,800	Sumitomo Rubber Industries Ltd	129,715
4,800	Sundrug Co Ltd	132,472
25,800	Suzuki Motor Corp	1,143,660
5,916	Swatch Group AG	830,298
Shares		Fair Value
Consumer, Cyclical — (continued)
147,718	Tabcorp Holdings Ltd	$ 484,747
9,000	Takashimaya Co Ltd(a)(c)	119,932
273,787	Taylor Wimpey PLC	626,030
7,100	Toho Co Ltd	285,610
3,800	Toyoda Gosei Co Ltd	80,678
10,100	Toyota Industries Corp	507,514
162,555	Toyota Motor Corp(c)	9,576,245
15,100	Toyota Tsusho Corp	493,376
2,400	Tsuruha Holdings Inc	195,465
32,308	TUI AG	309,794
21,700	USS Co Ltd(a)	403,566
16,419	Valeo SA	476,691
2,578	Volkswagen AG	420,286
115,183	Volvo AB Class B	1,787,196
3,100	Welcia Holdings Co Ltd	105,320
13,365	Whitbread PLC	884,101
96,800	Wynn Macau Ltd	228,607
39,700	Yamada Denki Co Ltd(c)	195,796
8,700	Yamaha Corp	435,639
24,400	Yamaha Motor Co Ltd	479,957
11,100	Yokohama Rubber Co Ltd	206,629
45,500	Yue Yuen Industrial Holdings Ltd	156,645
7,176	Zalando SE(a)(b)(c)	279,728
		117,709,583
Consumer, Non-Cyclical — 24.71%
46,310	a2 Milk Co Ltd(a)	453,127
11,697	Adecco Group AG	624,673
535	Adyen NV(a)(b)	419,631
42,300	Aeon Co Ltd	885,988
33,700	Ajinomoto Co Inc	539,436
12,200	Alfresa Holdings Corp	347,661
54,479	Anheuser-Busch InBev SA	4,573,215
27,800	Asahi Group Holdings Ltd	1,240,950
6,800	Asahi Intecc Co Ltd	320,244
34,593	Ashtead Group PLC	836,052
25,571	Associated British Foods PLC	812,777
135,000	Astellas Pharma Inc	2,028,481
91,387	AstraZeneca PLC	7,293,490
38,306	Atlantia SpA	993,429
16,724	Babcock International Group PLC	107,582
147	Barry Callebaut AG	265,707
67,079	Bayer AG	4,319,365
7,311	Beiersdorf AG	761,121
2,500	BeiGene Ltd ADR(a)	330,000
4,100	Benesse Holdings Inc	106,695
2,654	BioMérieux	219,512
112,621	Brambles Ltd	941,502
165,781	British American Tobacco PLC	6,914,976
18,959	Bureau Veritas SA	444,795
5,500	Calbee Inc(c)	148,544
7,471	Carlsberg A/S Class B	934,235
42,218	Carrefour SA	788,515

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,820	Casino Guichard Perrachon SA(c)	$ 165,619
83	Chocoladefabriken Lindt & Spruengli AG	1,064,381
7,139	Chr Hansen Holding A/S	724,637
17,100	Chugai Pharmaceutical Co Ltd	1,177,831
35,390	Coca-Cola Amatil Ltd	217,509
11,100	Coca-Cola Bottlers Japan Holdings Inc	282,346
15,900	Coca-Cola European Partners PLC	819,916
14,554	Coca-Cola HBC AG	496,092
4,274	Cochlear Ltd	526,995
80,149	Coles Group Ltd(a)	674,382
9,475	Coloplast A/S Class B	1,040,077
3,646	Colruyt SA	269,410
88,058	ConvaTec Group PLC(b)	162,483
32,843	CSL Ltd	4,557,050
17,000	Dai Nippon Printing Co Ltd	407,199
42,100	Daiichi Sankyo Co Ltd	1,944,081
21,400	Dairy Farm International Holdings Ltd	178,048
44,817	Danone SA	3,450,968
37,205	Davide Campari-Milano SpA	365,527
175,241	Diageo PLC	7,170,115
16,706	Edenred	760,804
17,900	Eisai Co Ltd	1,007,177
19,635	EssilorLuxottica SA	2,144,935
41,515	Essity AB	1,198,053
718	Eurofins Scientific SE(c)	297,441
67,189	Experian PLC	1,817,630
36,551	Fisher & Paykel Healthcare Corp Ltd	391,284
15,430	Fresenius Medical Care AG & Co KGaA	1,247,057
29,169	Fresenius SE & Co KGaA	1,630,320
96,870	G4S PLC	231,744
4,472	Genmab A/S(a)	775,971
354,680	GlaxoSmithKline PLC	7,367,875
518,400	Golden Agri-Resources Ltd	107,178
22,075	Grifols SA	618,987
4,439	H Lundbeck A/S	192,498
8,125	Heineken Holding NV	815,253
17,517	Heineken NV	1,851,451
7,297	Henkel AG & Co KGaA	694,334
3,800	Hisamitsu Pharmaceutical Co Inc	175,284
5,505	ICA Gruppen AB(c)	221,013
68,288	Imperial Brands PLC	2,335,507
11,425	Intertek Group PLC	723,620
2,414	Ipsen SA	331,036
10,848	ISS A/S	330,394
128,014	J Sainsbury PLC	392,667
79,100	Japan Tobacco Inc	1,959,135
15,529	Jeronimo Martins SGPS SA	229,292
36,600	Kao Corp	2,888,716
10,788	Kerry Group PLC Class A	1,204,099
10,800	Kikkoman Corp	531,048
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
61,400	Kirin Holdings Co Ltd	$ 1,468,913
3,100	Kobayashi Pharmaceutical Co Ltd	262,285
92,169	Koninklijke Ahold Delhaize NV	2,453,897
69,343	Koninklijke Philips NV(a)	2,833,200
2,400	Kose Corp	442,347
16,100	Kyowa Hakko Kirin Co Ltd	351,357
20,300	Lion Corp	427,806
5,528	Lonza Group AG	1,716,205
17,744	L'Oreal SA	4,778,328
11,100	Medipal Holdings Corp	264,112
8,600	MEIJI Holdings Co Ltd	699,106
8,929	Merck KGaA	1,019,437
11,828	METRO AG	196,447
19,600	Mitsubishi Tanabe Pharma Corp	262,530
30,827	Mowi ASA	688,705
218,784	Nestle SA	20,861,144
6,000	NH Foods Ltd	216,192
13,425	Nisshin Seifun Group Inc(a)	308,617
5,200	Nissin Foods Holdings Co Ltd	357,792
7,190	NMC Health PLC	214,124
155,413	Novartis AG	14,938,226
128,724	Novo Nordisk A/S Class B	6,727,808
81,600	Olympus Corp	887,745
25,600	Ono Pharmaceutical Co Ltd	503,051
6,982	Orion OYJ Class B(c)	262,359
69,670	Orkla ASA	535,051
26,600	Otsuka Holdings Co Ltd	1,047,320
9,600	Park24 Co Ltd	208,704
15,238	Pernod Ricard SA	2,736,159
11,400	Persol Holdings Co Ltd	185,118
7,400	Pigeon Corp	303,613
6,000	Pola Orbis Holdings Inc	191,918
16,638	QIAGEN NV(a)	675,375
9,471	Ramsay Health Care Ltd	433,096
7,585	Randstad NV(c)	370,362
48,122	Reckitt Benckiser Group PLC	4,004,232
6,710	Recordati SpA	261,461
82,200	Recruit Holdings Co Ltd	2,356,712
140,435	RELX PLC	3,004,308
1,505	Remy Cointreau SA	200,732
50,328	Roche Holding AG	13,868,126
24,649	Ryman Healthcare Ltd(a)	205,810
80,543	Sanofi	7,121,981
28,200	Santen Pharmaceutical Co Ltd	421,486
2,798	Sartorius Stedim Biotech	354,534
14,300	Secom Co Ltd	1,226,353
23,434	Securitas AB Class B	379,072
55,100	Seven & i Holdings Co Ltd	2,078,934
377	SGS SA	938,993
15,200	Shimadzu Corp	441,177
19,700	Shionogi & Co Ltd	1,223,007
27,700	Shiseido Co Ltd	2,005,614
11,124	Siemens Healthineers AG(b)	464,433
59,602	Smith & Nephew PLC	1,183,257

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,841	Societe BIC SA	$ 164,122
4,600	Sohgo Security Services Co Ltd(a)	200,644
34,202	Sonic Healthcare Ltd	596,911
3,792	Sonova Holding AG	751,460
717	Straumann Holding AG	586,148
10,700	Sumitomo Dainippon Pharma Co Ltd	265,564
9,100	Suntory Beverage & Food Ltd	427,987
4,460	Suzuken Co Ltd	258,701
11,734	Swedish Match AB	598,702
13,500	Sysmex Corp	817,784
3,000	Taisho Pharmaceutical Holdings Co Ltd	286,599
106,852	Takeda Pharmaceutical Co Ltd	4,375,829
43,400	Terumo Corp	1,328,287
709,845	Tesco PLC	2,147,429
72,023	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	1,129,321
16,500	Toppan Printing Co Ltd	249,699
5,500	Toyo Suisan Kaisha Ltd	209,658
191,485	Transurban Group	1,795,960
46,950	Treasury Wine Estates Ltd	498,384
8,955	UCB SA	769,259
28,000	Unicharm Corp	928,262
109,447	Unilever NV	6,380,946
79,870	Unilever PLC	4,597,026
3,143	Vifor Pharma AG	425,345
82,972	Wesfarmers Ltd	2,043,183
766,500	WH Group Ltd(b)	819,869
8,317	William Demant Holding A/S(a)	246,156
137,900	Wilmar International Ltd	337,184
8,814	Wirecard AG(c)	1,107,244
163,432	Wm Morrison Supermarkets PLC	484,729
95,175	Woolworths Group Ltd	2,055,391
9,500	Yakult Honsha Co Ltd	666,080
8,000	Yamazaki Baking Co Ltd	130,051
		247,066,757
Diversified — 0.53%
188,424	CK Hutchison Holdings Ltd	1,981,346
10,895	Industrivarden AB Class C	228,474
15,279	Jardine Matheson Holdings Ltd	945,159
16,200	Jardine Strategic Holdings Ltd	603,612
96,600	Keppel Corp Ltd	444,490
105,527	NWS Holdings Ltd	231,037
38,500	Swire Pacific Ltd Class A	495,915
5,933	Washington H Soul Pattinson & Co Ltd(a)	111,029
Shares		Fair Value
Diversified — (continued)
75,300	Wharf Holdings Ltd	$ 227,637
		5,268,699
Energy — 5.73%
6,839	Aker BP ASA	243,894
99,047	APA Group	703,097
1,428,400	BP PLC	10,370,487
23,876	Caltex Australia Ltd	444,195
6,822	DCC PLC	589,822
180,783	Eni SpA	3,194,185
84,746	Equinor ASA	1,857,639
37,736	Galp Energia SGPS SA	604,673
13,456	Idemitsu Kosan Co Ltd	450,078
68,400	Inpex Corp	650,684
43,000	John Wood Group PLC	284,121
241,650	JXTG Holdings Inc	1,103,118
4,454	Koninklijke Vopak NV	213,335
11,956	Lundin Petroleum AB	404,854
9,212	Neste OYJ(c)	982,010
117,232	Oil Search Ltd	652,250
12,297	OMV AG	667,747
96,612	Repsol SA(c)	1,652,877
327,944	Royal Dutch Shell PLC Class A	10,303,860
269,541	Royal Dutch Shell PLC Class B	8,517,289
122,116	Santos Ltd	591,258
15,299	Siemens Gamesa Renewable Energy SA	243,863
171,683	Total SA	9,554,088
13,375	Vestas Wind Systems A/S	1,127,328
68,766	Woodside Petroleum Ltd	1,688,210
20,936	WorleyParsons Ltd	210,127
		57,305,089
Financial — 22.10%
74,788	3i Group PLC	958,847
29,634	ABN AMRO Group NV(b)	668,088
25,100	Acom Co Ltd(c)	89,741
13,311	Admiral Group PLC	376,344
130,044	Aegon NV	624,665
7,200	AEON Financial Service Co Ltd(c)	146,830
6,710	Aeon Mall Co Ltd	110,436
14,907	Ageas	719,066
869,800	AIA Group Ltd	8,697,800
52,163	AIB Group PLC	234,736
30,827	Allianz SE	6,869,756
218,103	AMP Ltd	325,731
3,873	Amundi SA(b)	243,910
10,000	Aozora Bank Ltd	247,118
49,082	Aroundtown SA	404,857
167,875	Ascendas Real Estate Investment Trust	360,828
77,767	Assicurazioni Generali SpA	1,441,848
14,367	ASX Ltd	713,684

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
206,051	Australia & New Zealand Banking Group Ltd	$ 3,810,778
290,650	Aviva PLC	1,562,579
139,697	AXA SA	3,513,521
2,311	Azrieli Group Ltd(a)	136,889
3,602	Baloise Holding AG	595,322
484,333	Banco Bilbao Vizcaya Argentaria SA(c)	2,767,408
411,660	Banco de Sabadell SA	410,311
106,001	Banco Espirito Santo SA(a)	36
1,173,461	Banco Santander SA(a)	5,449,031
91,937	Bank Hapoalim BM	610,985
105,114	Bank Leumi Le-Israel BM	688,658
83,040	Bank of East Asia Ltd	269,946
73,465	Bank of Ireland Group PLC	438,442
3,800	Bank of Kyoto Ltd(a)	159,108
25,220	Bank of Queensland Ltd	163,060
77,928	Bankia SA	202,054
42,574	Bankinter SA	324,489
1,204,352	Barclays PLC	2,425,589
46,430	Bendigo & Adelaide Bank Ltd	319,545
79,993	BNP Paribas SA	3,806,742
248,500	BOC Hong Kong Holdings Ltd	1,031,257
60,353	British Land Co PLC REIT	463,213
254,543	CaixaBank SA	796,007
170,469	CapitaLand Commercial Trust REIT	244,238
195,000	CapitaLand Ltd	526,139
151,900	CapitaLand Mall Trust REIT(a)	266,924
35,861	Challenger Ltd(a)	211,355
44,000	Chiba Bank Ltd(a)	239,267
194,924	CK Asset Holdings Ltd	1,735,954
11,538	CNP Assurances	254,045
67,479	Commerzbank AG(a)	523,140
126,876	Commonwealth Bank of Australia	6,368,434
66,600	Concordia Financial Group Ltd	257,499
3,665	Covivio REIT	388,923
79,032	Credit Agricole SA	954,232
10,200	Credit Saison Co Ltd	134,956
182,305	Credit Suisse Group AG	2,125,024
77,100	Dai-ichi Life Holdings Inc	1,073,335
5,000	Daito Trust Construction Co Ltd	697,590
139	Daiwa House REIT Investment Corp(a)	308,356
116,000	Daiwa Securities Group Inc	565,421
55,727	Danske Bank A/S	979,552
128,782	DBS Group Holdings Ltd	2,403,958
147,695	Deutsche Bank AG	1,204,018
14,349	Deutsche Boerse AG	1,839,832
24,561	Deutsche Wohnen SE	1,191,835
82,618	Dexus REIT	747,737
100,338	Direct Line Insurance Group PLC	461,449
66,906	DNB ASA	1,232,395
Shares		Fair Value
Financial — (continued)
21,497	Erste Group Bank AG	$ 790,097
2,984	Eurazeo SE	224,379
8,047	EXOR NV	522,605
9,200	Fukuoka Financial Group Inc(a)	204,292
3,156	Gecina SA REIT	466,864
12,726	Gjensidige Forsikring ASA(c)	219,975
113,773	Goodman Group REIT	1,078,994
120,780	GPT Group REIT	532,766
5,966	Groupe Bruxelles Lambert SA	580,019
51,778	Hammerson PLC REIT	226,607
58,000	Hang Lung Group Ltd	186,451
169,000	Hang Lung Properties Ltd	412,772
57,500	Hang Seng Bank Ltd	1,419,842
4,397	Hannover Rueck SE	631,811
19,748	Hargreaves Lansdown PLC	479,627
99,846	Henderson Land Development Co Ltd	635,455
86,912	Hong Kong Exchanges & Clearing Ltd	3,036,577
76,100	Hongkong Land Holdings Ltd	541,653
1,422,821	HSBC Holdings PLC	11,559,843
18,300	Hulic Co Ltd(a)	179,814
40,000	Hysan Development Co Ltd	214,408
2,236	ICADE REIT	189,122
282,797	ING Groep NV	3,426,752
162,398	Insurance Australia Group Ltd(a)	886,464
1,116,711	Intesa Sanpaolo SpA	2,725,366
42,339	Investec PLC	243,927
33,778	Investor AB Class B	1,522,606
43,400	Japan Exchange Group Inc	774,645
25,900	Japan Post Bank Co Ltd	282,988
115,000	Japan Post Holdings Co Ltd	1,345,944
57	Japan Prime Realty Investment Corp REIT	234,640
95	Japan Real Estate Investment Corp REIT	559,995
171	Japan Retail Fund Investment Corp REIT	343,605
15,742	Julius Baer Group Ltd	636,798
17,325	KBC Group NV	1,211,211
45,500	Kerry Properties Ltd	203,422
15,104	Kinnevik AB Class B(a)	391,738
14,602	Klepierre SA REIT	510,912
4,976	L E Lundbergforetagen AB Class B(a)	157,591
54,012	Land Securities Group PLC REIT	642,928
438,378	Legal & General Group PLC	1,572,612
145,000	Link REIT	1,697,611
5,111,137	Lloyds Banking Group PLC	4,140,289
21,430	London Stock Exchange Group PLC	1,325,303
23,458	Macquarie Group Ltd	2,160,391
72,881	Mapfre SA	200,892
66,650	Mebuki Financial Group Inc	170,597
178,708	Medibank Private Ltd	350,781

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
40,684	Mediobanca Banca di Credito Finanziario SpA	$ 423,607
395,107	Melrose Industries PLC	943,477
289,128	Mirvac Group REIT	564,786
84,600	Mitsubishi Estate Co Ltd	1,535,061
845,600	Mitsubishi UFJ Financial Group Inc	4,182,164
27,800	Mitsubishi UFJ Lease & Finance Co Ltd(a)	141,911
65,500	Mitsui Fudosan Co Ltd	1,650,046
8,477	Mizrahi Tefahot Bank Ltd(a)	174,714
1,735,400	Mizuho Financial Group Inc	2,685,483
36,400	MS&AD Insurance Group Holdings Inc	1,109,056
11,173	Muenchener Rueckversicherungs-Gesellschaft AG	2,647,951
197,204	National Australia Bank Ltd	3,543,401
58,415	Natixis SA	312,889
428,432	New World Development Co Ltd	711,074
113	Nippon Building Fund Inc REIT(a)	765,153
110	Nippon Prologis REIT Inc	234,196
20,007	NN Group NV	832,424
267,000	Nomura Holdings Inc	964,845
8,400	Nomura Real Estate Holdings Inc	161,640
368	Nomura Real Estate Master Fund Inc REIT	542,107
212,538	Nordea Bank Abp(c)	1,618,448
93,300	ORIX Corp	1,340,498
236,120	Oversea-Chinese Banking Corp Ltd	1,930,417
2,603	Pargesa Holding SA	204,141
1,240	Partners Group Holding AG	902,054
33,799	Poste Italiane SpA(b)	329,239
188,275	Prudential PLC	3,772,854
98,318	QBE Insurance Group Ltd	860,178
9,542	Raiffeisen Bank International AG	214,336
3,507	REA Group Ltd(c)	186,243
166,900	Resona Holdings Inc	723,024
343,933	Royal Bank of Scotland Group PLC	1,107,046
75,441	RSA Insurance Group PLC	499,046
32,464	Sampo OYJ Class A	1,471,367
15,240	SBI Holdings Inc	340,792
362,542	Scentre Group REIT	1,058,295
8,153	Schroders PLC	286,984
11,012	SCOR SE	469,027
63,743	Segro PLC REIT	559,377
36,500	Seven Bank Ltd	107,902
10,200	Shinsei Bank Ltd(a)	145,142
32,000	Shizuoka Bank Ltd(a)	243,774
49,900	Singapore Exchange Ltd	269,742
208,826	Sino Land Co Ltd	404,344
114,866	Skandinaviska Enskilda Banken AB(c)	995,075
53,144	Societe Generale SA	1,535,523
Shares		Fair Value
Financial — (continued)
22,250	Sompo Holdings Inc	$ 823,984
11,100	Sony Financial Holdings Inc	209,478
33,704	St James's Place PLC	451,456
199,239	Standard Chartered PLC	1,535,551
193,695	Standard Life Aberdeen PLC	665,613
165,723	Stockland (a)	453,298
97,600	Sumitomo Mitsui Financial Group Inc	3,417,827
22,886	Sumitomo Mitsui Trust Holdings Inc	822,503
27,800	Sumitomo Realty & Development Co Ltd	1,153,432
119,000	Sun Hung Kai Properties Ltd	2,045,696
89,401	Suncorp Group Ltd	875,632
158,100	Suntec Real Estate Investment Trust	227,803
103,462	Svenska Handelsbanken AB Class A(c)	1,092,352
61,547	Swedbank AB Class A(c)	869,838
91,800	Swire Properties Ltd	395,097
2,665	Swiss Life Holding AG	1,174,199
5,817	Swiss Prime Site AG	509,872
22,434	Swiss Re AG	2,192,816
38,600	T&D Holdings Inc	406,488
48,700	Tokio Marine Holdings Inc	2,359,354
2,700	Tokyo Century Corp(a)	117,675
48,200	Tokyu Fudosan Holdings Corp	288,842
10,546	Tryg A/S	289,509
277,267	UBS Group AG	3,364,233
10,513	Unibail-Rodamco-Westfield REIT(c)	1,723,431
147,269	UniCredit SpA	1,891,752
95,106	United Overseas Bank Ltd	1,774,431
186	United Urban Investment Corp REIT	293,640
31,206	UOL Group Ltd(a)	160,430
214,476	Vicinity Centres REIT	396,001
35,539	Vonovia SE	1,844,325
1,821	Wendel SA	229,481
242,926	Westpac Banking Corp	4,477,967
78,300	Wharf Real Estate Investment Co Ltd	583,547
53,000	Wheelock & Co Ltd	388,972
13,000	Yamaguchi Financial Group Inc	110,224
10,635	Zurich Insurance Group AG	3,520,575
		221,007,021
Industrial — 12.43%
128,467	ABB Ltd	2,414,461
17,179	ACS Actividades de Construccion y Servicios SA	755,228
4,726	Aena SME SA(b)	851,586
8,799	AerCap Holdings NV(a)	409,505
2,294	Aeroports de Paris(a)	443,841
13,000	AGC Inc	456,631
41,475	Airbus SE	5,496,967

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
21,830	Alfa Laval AB	$ 501,676
19,300	Alps Alpine Co Ltd	403,524
13,754	Alstom SA	596,403
21,900	Amada Holdings Co Ltd	217,297
80,965	Amcor Ltd	885,870
4,766	ANDRITZ AG	204,413
344	AP Moeller - Maersk A/S Class A	416,295
459	AP Moeller - Maersk A/S Class B(c)	581,942
75,046	Assa Abloy AB Class B	1,619,668
45,921	Atlas Copco AB Class A	1,235,322
32,725	Atlas Copco AB Class B	811,659
88,165	Auckland International Airport Ltd	489,104
130,723	Aurizon Holdings Ltd	422,626
237,194	BAE Systems PLC	1,490,644
75,571	Boral Ltd	246,657
15,442	Bouygues SA	552,033
14,600	Brother Industries Ltd	271,160
11,800	Casio Computer Co Ltd(c)	154,415
10,400	Central Japan Railway Co	2,417,444
37,275	Cie de Saint-Gobain	1,351,560
6,584	CIMIC Group Ltd	226,156
41,000	CK Infrastructure Holdings Ltd	336,525
74,713	CNH Industrial NV	761,230
134,300	ComfortDelGro Corp Ltd	255,257
58,834	CRH PLC	1,823,603
6,300	Daifuku Co Ltd(c)	329,548
18,200	Daikin Industries Ltd	2,139,314
245	Dassault Aviation SA	361,402
72,086	Deutsche Post AG	2,345,902
1,800	Disco Corp	257,780
14,571	DSV A/S	1,205,784
23,900	East Japan Railway Co	2,307,929
5,594	Eiffage SA	537,742
1,539	Elbit Systems Ltd	199,358
53,202	Epiroc AB Class A(a)	537,322
24,473	Epiroc AB Class B(a)	234,471
14,300	FANUC Corp	2,445,496
36,645	Ferrovial SA(a)	858,725
56,718	Fletcher Building Ltd	191,273
3,234	Fraport AG Frankfurt Airport Services Worldwide	248,097
7,800	Fuji Electric Co Ltd	222,073
29,200	FUJIFILM Holdings Corp	1,330,003
11,350	GEA Group AG(a)	297,471
2,879	Geberit AG	1,177,483
35,015	Getlink SE	530,979
16,200	Hankyu Hanshin Holdings Inc(a)	608,110
10,308	HeidelbergCement AG	743,023
18,647	Hexagon AB Class B	974,541
2,079	Hirose Electric Co Ltd	218,914
6,700	Hitachi Construction Machinery Co Ltd	178,614
4,600	Hitachi High-Technologies Corp	189,011
Shares		Fair Value
Industrial — (continued)
67,500	Hitachi Ltd	$ 2,193,118
1,197	HOCHTIEF AG	173,436
29,600	Hoya Corp	1,960,623
25,388	Husqvarna AB Class B	207,634
9,500	IHI Corp	228,859
2,215	Imerys SA	110,420
28,568	James Hardie Industries PLC	368,589
3,100	Japan Airport Terminal Co Ltd	131,347
14,000	JGC Corp	186,670
34,700	Kajima Corp	513,308
7,500	Kamigumi Co Ltd	173,950
9,700	Kawasaki Heavy Industries Ltd	239,911
6,600	Keihan Holdings Co Ltd	277,855
15,000	Keikyu Corp(c)	254,849
7,000	Keio Corp	452,808
8,600	Keisei Electric Railway Co Ltd(a)	312,752
6,980	Keyence Corp	4,363,861
13,112	Kingspan Group PLC	607,572
12,100	Kintetsu Group Holdings Co Ltd	564,415
4,493	KION Group AG	235,112
64,400	Komatsu Ltd	1,502,037
23,196	Kone OYJ Class B	1,171,594
71,100	Kubota Corp	1,033,458
4,586	Kuehne + Nagel International AG	629,226
9,000	Kurita Water Industries Ltd	230,445
24,100	Kyocera Corp	1,419,077
10,300	Kyushu Railway Co	338,818
36,450	LafargeHolcim Ltd	1,802,186
20,279	Legrand SA	1,357,686
40,220	LendLease Group	353,905
26,809	Leonardo SpA	312,240
16,500	LIXIL Group Corp	220,532
16,000	Makita Corp	559,199
4,000	Maruichi Steel Tube Ltd(a)	116,677
48,148	Meggitt PLC	315,512
7,697	Metso OYJ	265,372
24,800	MINEBEA MITSUMI Inc	374,343
22,400	MISUMI Group Inc	559,265
129,500	Mitsubishi Electric Corp	1,670,860
22,300	Mitsubishi Heavy Industries Ltd	927,991
7,100	Mitsui OSK Lines Ltd	153,191
112,584	MTR Corp Ltd	697,556
4,176	MTU Aero Engines AG	946,541
39,900	Murata Manufacturing Co Ltd	1,996,795
7,000	Nabtesco Corp	205,127
11,800	Nagoya Railroad Co Ltd(a)	327,004
16,900	Nidec Corp	2,151,960
21,700	Nikon Corp	306,808
5,200	Nippon Electric Glass Co Ltd	138,160
5,300	Nippon Express Co Ltd	295,508
9,800	Nippon Yusen KK(c)	143,915
23,700	NSK Ltd	222,833
49,100	Obayashi Corp	494,863

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
20,500	Odakyu Electric Railway Co Ltd(c)	$ 497,464
14,200	Omron Corp(c)	667,133
24,040	Orica Ltd	301,106
6,411	OSRAM Licht AG(c)	220,855
16,413	Prysmian SpA	311,069
2,300	Rinnai Corp	162,852
122,817	Rolls-Royce Holdings PLC	1,446,054
55,857	Royal Mail PLC	173,492
23,408	Safran SA	3,208,334
84,441	Sandvik AB	1,373,358
44,200	SATS Ltd	167,031
4,455	Schindler Holding AG	923,760
39,157	Schneider Electric SE	3,073,392
14,100	Seibu Holdings Inc	247,049
6,100	SG Holdings Co Ltd	177,953
35,000	Shimizu Corp Class A	304,823
53,770	Siemens AG	5,782,586
9,794	Sika AG	1,369,712
131,000	Singapore Technologies Engineering Ltd	362,267
21,783	Skanska AB Class B(c)	396,161
24,232	SKF AB Class B(c)	403,155
4,300	SMC Corp	1,620,913
28,484	Smiths Group PLC	532,832
7,400	Sumitomo Heavy Industries Ltd	240,498
72,922	Sydney Airport	384,944
7,500	Taiheiyo Cement Corp	250,492
14,500	Taisei Corp	674,580
101,000	Techtronic Industries Co Ltd	680,200
34,736	Tenaris SA	489,330
7,335	Thales SA	878,812
7,700	THK Co Ltd	191,240
12,200	Tobu Railway Co Ltd(a)	352,601
34,200	Tokyu Corp	597,857
48,300	Toshiba Corp	1,539,507
8,900	TOTO Ltd(c)	378,428
11,100	Toyo Seikan Group Holdings Ltd	227,700
17,300	Venture Corp Ltd	229,852
37,062	Vinci SA	3,606,217
32,083	Wartsila OYJ Abp	518,871
17,590	Weir Group PLC	357,404
11,600	West Japan Railway Co	874,010
20,900	Yamato Holdings Co Ltd	540,700
143,900	Yangzijiang Shipbuilding Holdings Ltd	159,795
15,600	Yaskawa Electric Corp	492,547
14,300	Yokogawa Electric Corp	296,950
		124,254,726
Technology — 4.11%
32,779	Amadeus IT Group SA	2,627,214
20,300	ASM Pacific Technology Ltd	226,831
29,145	ASML Holding NV	5,477,821
7,587	Atos SE	732,439
76,700	Canon Inc	2,226,989
Shares		Fair Value
Technology — (continued)
11,953	Capgemini SE	$ 1,450,406
9,115	Check Point Software Technologies Ltd(a)	1,152,956
35,302	Computershare Ltd	429,140
9,827	Dassault Systemes SE	1,464,708
6,900	DeNA Co Ltd	104,012
13,500	Fujitsu Ltd	976,315
8,900	Hamamatsu Photonics KK	345,259
83,229	Infineon Technologies AG	1,652,305
3,810	Ingenico Group SA(c)	272,156
5,800	Konami Holdings Corp	252,356
30,000	Konica Minolta Inc	295,804
31,780	Micro Focus International PLC	826,059
19,800	NEC Corp	671,074
32,100	Nexon Co Ltd(a)	504,815
7,723	Nomura Research Institute Ltd	351,779
40,400	NTT Data Corp(a)	446,650
25,283	NXP Semiconductors NV	2,234,764
4,100	Obic Co Ltd	414,611
2,600	Oracle Corp Japan	174,847
6,400	Otsuka Corp(a)	239,439
53,900	Renesas Electronics Corp(a)	250,481
43,500	Ricoh Co Ltd(c)	455,544
7,300	Rohm Co Ltd	457,382
80,133	Sage Group PLC	732,200
70,204	SAP SE	8,115,939
18,000	Seiko Epson Corp(c)	276,119
50,917	STMicroelectronics NV	755,221
15,000	SUMCO Corp	167,793
9,000	TDK Corp	708,338
4,731	Teleperformance	850,481
4,540	Temenos AG	669,811
11,500	Tokyo Electron Ltd	1,668,171
5,130	Ubisoft Entertainment SA(a)	457,458
		41,115,687
Utilities — 3.75%
47,403	AGL Energy Ltd	732,746
114,571	AusNet Services	144,479
443,473	Centrica PLC	660,310
40,700	Chubu Electric Power Co Inc	636,269
19,300	Chugoku Electric Power Co Inc(a)(c)	240,914
123,500	CLP Holdings Ltd	1,432,427
154,338	E.ON SE	1,717,518
171,566	EDP - Energias de Portugal SA	675,013
8,900	Electric Power Development Co Ltd	217,030
41,589	Electricite de France SA	569,330
17,322	Enagas SA	504,288
23,524	Endesa SA	600,345
573,183	Enel SpA(a)	3,672,864
127,367	Engie SA(a)	1,899,414
31,486	Fortum OYJ(a)(c)	644,894

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
179,000	HK Electric Investments & HK Electric Investments Ltd(b)	$ 182,878
623,238	Hong Kong & China Gas Co Ltd	1,494,677
435,893	Iberdrola SA	3,827,062
9,200	Innogy SE(b)	425,397
49,700	Kansai Electric Power Co Inc	732,931
27,400	Kyushu Electric Power Co Inc	323,643
77,682	Meridian Energy Ltd	221,608
249,302	National Grid PLC	2,767,023
25,587	Naturgy Energy Group SA(c)	716,170
132,371	Origin Energy Ltd	677,608
13,371	Orsted A/S(b)	1,013,362
32,900	Osaka Gas Co Ltd	650,470
101,000	Power Assets Holdings Ltd	700,732
34,082	Red Electrica Corp SA	726,518
37,343	RWE AG	1,002,747
69,000	Sembcorp Industries Ltd	130,136
20,188	Severn Trent PLC	519,792
176,768	Snam SpA	909,322
71,310	SSE PLC	1,102,836
23,612	Suez (a)	312,810
104,751	Terna Rete Elettrica Nazionale SpA	664,839
5,200	Toho Gas Co Ltd	233,856
29,200	Tohoku Electric Power Co Inc	372,841
105,700	Tokyo Electric Power Co Holdings Inc(a)	668,670
28,100	Tokyo Gas Co Ltd	760,659
12,894	Uniper SE	388,935
50,321	United Utilities Group PLC	534,314
42,219	Veolia Environnement SA	944,608
3,909	Verbund AG	187,738
		37,542,023
TOTAL COMMON STOCK — 97.38% (Cost $886,421,825)		$ 973,758,936
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	181,549
Consumer, Cyclical — 0.29%
3,566	Bayerische Motoren Werke AG	234,761
9,942	Porsche Automobil Holding SE	623,888
Shares		Fair Value
Consumer, Cyclical — (continued)
13,453	Volkswagen AG	$ 2,120,942
		2,979,591
Consumer, Non-Cyclical — 0.14%
13,507	Henkel AG & Co KGaA	1,380,076
Industrial — 0.04%
5,086,864	Rolls-Royce Holdings PLC Class C(a)(d)	6,625
2,252	Sartorius AG	387,025
		393,650
TOTAL PREFERRED STOCK — 0.49% (Cost $5,303,452)		$ 4,934,866
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.68%
$6,800,000	Federal Home Loan Bank 2.28%, 04/01/2019	6,799,150
Repurchase Agreements — 3.45%
8,191,544	Undivided interest of 12.37% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $8,191,544 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(e)	8,191,544
8,191,544	Undivided interest of 16.25% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $8,191,544 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(e)	8,191,544

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$8,191,544	Undivided interest of 20.22% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $8,191,544 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(e)	$ 8,191,544
8,191,544	Undivided interest of 20.70% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc., 2.65%, dated 3/29/19 to be repurchased at $8,191,544 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(e)	8,191,544
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,720,193	Undivided interest of 32.43% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $1,720,193 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(e)	$ 1,720,193
		34,486,369
SHORT TERM INVESTMENTS — 4.13% (Cost $41,285,519)		$ 41,285,519
TOTAL INVESTMENTS — 102.00% (Cost $933,010,796)		$1,019,979,321
OTHER ASSETS & LIABILITIES, NET — (2.00)%		$ (19,968,998)
TOTAL NET ASSETS — 100.00%		$1,000,010,323

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at March 29, 2019.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	233	USD	21,743,560	June 2019	$320,031
At March 29, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	14,085	AUD	19,757	April 02, 2019	$55
MEL	USD	4,239	AUD	5,967	April 04, 2019	1
MEL	USD	39,925	AUD	55,966	April 05, 2019	180
MEL	USD	9,826	AUD	13,880	April 11, 2019	(32)
MEL	USD	31,737	AUD	44,756	April 12, 2019	(52)
MEL	USD	3,998	AUD	5,630	April 16, 2019	(2)
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	114,692	AUD	163,124	April 18, 2019	$(1,191)
MEL	USD	4,314	AUD	6,079	May 03, 2019	(6)
MEL	USD	11,643	CHF	11,582	April 01, 2019	8
MEL	USD	25,553	CHF	25,428	April 03, 2019	4
MEL	USD	130,437	CHF	130,000	April 04, 2019	(195)
MEL	USD	952,022	CHF	940,000	June 28, 2019	(328)
MEL	USD	508,079	EUR	452,721	April 02, 2019	59
MEL	USD	43,390	EUR	38,341	April 04, 2019	358
MEL	USD	106,084	EUR	93,395	April 05, 2019	1,253
MEL	USD	140,102	EUR	124,653	April 08, 2019	150
MEL	USD	34,979	EUR	30,829	April 30, 2019	300
MEL	USD	10,105	EUR	8,867	May 03, 2019	128
MEL	USD	4,439	EUR	3,933	May 10, 2019	11
MEL	USD	83,420	GBP	62,544	April 05, 2019	1,930
MEL	USD	167,603	GBP	127,313	April 11, 2019	1,672
MEL	USD	8,054	GBP	6,103	April 12, 2019	99
MEL	USD	346,213	GBP	262,627	April 18, 2019	3,801
MEL	USD	7,395	GBP	5,600	April 25, 2019	91
MEL	USD	50,042	GBP	37,831	April 30, 2019	687
MEL	USD	21,308	GBP	16,107	May 02, 2019	292
MEL	USD	13,414	GBP	10,141	May 03, 2019	182
MEL	USD	111,331	GBP	84,133	May 08, 2019	1,525
MEL	USD	8,520	GBP	6,440	May 09, 2019	114
MEL	USD	97,563	GBP	73,746	May 17, 2019	1,269
MEL	USD	6,906	HKD	54,170	April 08, 2019	3
MEL	USD	3,900	HKD	30,602	April 12, 2019	(1)
MEL	USD	34,021	HKD	266,819	April 15, 2019	13
MEL	USD	7,646	HKD	59,980	April 16, 2019	1
MEL	USD	3,728	HKD	29,235	April 23, 2019	1
MEL	USD	10,788	HKD	84,600	April 26, 2019	1
MEL	USD	4,001	ILS	14,501	April 03, 2019	7
MEL	USD	74,941	JPY	8,242,535	April 01, 2019	550
MEL	USD	98,328	JPY	10,813,020	April 02, 2019	728
MEL	USD	15,706	JPY	1,707,650	April 26, 2019	259
MEL	USD	1,393	JPY	153,000	May 14, 2019	7
MEL	USD	383,538	JPY	42,150,849	May 31, 2019	1,294
MEL	USD	270,335	JPY	29,693,622	June 07, 2019	911
MEL	USD	5,355	JPY	593,300	June 14, 2019	(31)
MEL	USD	165,790	JPY	18,192,949	June 20, 2019	547
MEL	USD	1,265,996	JPY	138,835,428	June 28, 2019	4,188
MEL	USD	8,887	NOK	76,801	April 09, 2019	(21)
MEL	USD	21,626	NZD	31,604	April 05, 2019	100
MEL	USD	2,640	NZD	3,856	April 10, 2019	14
MEL	USD	4,894	NZD	7,204	April 17, 2019	(14)
MEL	USD	68,823	SEK	634,634	April 02, 2019	542
MEL	USD	72,625	SEK	673,659	April 03, 2019	140
MEL	USD	105,127	SEK	977,548	April 04, 2019	(64)
MEL	USD	3,765	SEK	34,857	April 05, 2019	13
					Net Appreciation	$21,551
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Summary of Investments by Country as of March 29, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 235,245,534	23.06%
United Kingdom	147,854,128	14.50
France	107,624,269	10.55
Switzerland	92,953,589	9.11
Germany	82,963,453	8.13
Australia	69,379,836	6.80
Netherlands	47,506,643	4.66
United States	41,860,164	4.10
Hong Kong	39,709,752	3.89
Spain	29,330,563	2.88
Sweden	25,254,718	2.48
Italy	20,242,414	1.99
Denmark	17,575,323	1.72
Singapore	12,612,861	1.24
Finland	9,879,210	0.97
Belgium	9,762,597	0.96
Norway	7,031,825	0.69
Ireland	6,661,322	0.65
Israel	5,249,412	0.52
Luxembourg	2,987,701	0.29
New Zealand	2,327,311	0.23
Austria	2,284,385	0.22
Portugal	1,509,014	0.15
South Africa	831,989	0.08
China	641,146	0.06
Chile	322,076	0.03
United Arab Emirates	214,124	0.02
Mexico	163,962	0.02
Total	$1,019,979,321	100.00%
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 22,073,482	$ 951,685,454	$ —	$ 973,758,936
Preferred Stock	—	4,928,241	6,625	4,934,866
Short Term Investments	—	41,285,519	—	41,285,519
Total investments, at fair value:	22,073,482	997,899,214	6,625	1,019,979,321
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	23,488	—	23,488
Futures Contracts(a)	320,031	—	—	320,031
Total Assets	$ 22,393,513	$ 997,922,702	$ 6,625	$ 1,020,322,840
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (1,937)	$ —	$ (1,937)
Total Liabilities	$ 0	$ (1,937)	$ 0	$ (1,937)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 29, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 281 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,875,048 in forward contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.88%
161,400	Anglo American PLC	$ 4,315,836
28,900	Arkema SA	2,757,022
54,200	BASF SE(a)	3,997,096
230,500	BlueScope Steel Ltd	2,287,831
80,800	Boliden AB	2,302,723
71,078	Brenntag AG	3,654,365
54,200	Covestro AG(b)	2,990,295
23,918	Croda International PLC	1,570,744
47,600	Dowa Holdings Co Ltd(c)	1,567,431
80,500	Evonik Industries AG	2,196,788
7,648	Givaudan SA	19,575,307
631,768	Highland Gold Mining Ltd	1,505,040
114,100	JFE Holdings Inc	1,942,075
55,400	Kaneka Corp	2,079,867
116,000	Kansai Paint Co Ltd(c)	2,217,334
710,000	Kingboard Holdings Ltd	2,521,819
383,200	Mitsubishi Chemical Holdings Corp	2,706,393
121,600	Mitsubishi Gas Chemical Co Inc	1,741,746
120,900	Mitsui Chemicals Inc	2,928,221
72,600	Rio Tinto Ltd	5,055,995
453,100	St Barbara Ltd	1,084,218
507,000	Sumitomo Chemical Co Ltd	2,366,831
100,065	Symrise AG	9,020,702
156,700	Teijin Ltd	2,591,195
66,300	UPM-Kymmene Oyj	1,936,427
		86,913,301
Communications — 3.05%
1,067,500	BT Group PLC	3,100,750
480,800	KDDI Corp	10,355,133
160,800	Nippon Telegraph & Telephone Corp	6,855,080
331,300	Orange SA	5,401,226
296,000	Telefonica SA	2,479,567
89,232	Thomson Reuters Corp	5,279,693
1,122	Wix.com Ltd(a)	135,571
		33,607,020
Consumer, Cyclical — 9.58%
42,400	Aisin Seiki Co Ltd	1,517,880
10,500	Autoneum Holding AG(c)	1,211,010
410,400	Barratt Developments PLC	3,204,712
39,800	Bayerische Motoren Werke AG	3,073,133
51,545	Cie Financiere Richemont SA	3,760,379
20,500	Cie Generale des Etablissements Michelin SCA	2,421,966
483,594	Compass Group PLC	11,375,104
73,300	Daimler AG	4,301,505
35,400	Daiwabo Holdings Co Ltd(a)	2,043,885
89,000	Deutsche Lufthansa AG	1,956,321
Shares		Fair Value
Consumer, Cyclical — (continued)
929,000	Dixons Carphone PLC	$ 1,776,406
60,100	EDION Corp(a)(c)	524,901
85,811	Electrolux AB Class B	2,209,715
1,322,400	Esprit Holdings Ltd(a)(c)	285,225
35,500	Faurecia SA	1,494,391
132,100	Finnair OYJ	1,189,837
289,100	Greene King PLC	2,505,517
859,800	Harvey Norman Holdings Ltd(c)	2,455,132
83,000	Honda Motor Co Ltd	2,254,345
204,100	Inchcape PLC	1,517,332
440,100	International Consolidated Airlines Group SA	2,521,157
296,300	ITOCHU Corp	5,370,076
56,500	Japan Airlines Co Ltd	1,991,035
157,600	JTEKT Corp	1,946,058
38,900	Kaufman & Broad SA(a)	1,589,417
1,038,600	Kingfisher PLC	3,183,750
79,300	Kohnan Shoji Co Ltd(a)	1,969,188
5,450	LVMH Moet Hennessy Louis Vuitton SE	2,007,428
346,800	Marubeni Corp	2,404,505
369,400	Nissan Motor Co Ltd	3,033,568
694,700	Qantas Airways Ltd	2,795,433
384,900	Redrow PLC(a)	3,013,494
32,900	Renault SA	2,175,284
49,237	Ryanair Holdings PLC Sponsored ADR(a)	3,689,821
204,900	Sumitomo Corp	2,840,793
86,700	USS Co Ltd(a)	1,612,405
375,200	Volvo AB Class B	5,821,656
136,700	Yamaha Motor Co Ltd	2,688,942
50,600	Yokohama Rubber Co Ltd	941,931
856,000	Yue Yuen Industrial Holdings Ltd	2,947,000
		105,621,637
Consumer, Non-Cyclical — 28.82%
36,700	Adecco Group AG	1,959,948
52,700	Arcs Co Ltd(a)	1,160,830
230,000	Babcock International Group PLC	1,479,547
32,956	Bayer AG	2,122,110
430,339	Brambles Ltd	3,597,598
20,722	British American Tobacco PLC	864,346
172,000	Britvic PLC	2,133,524
180	Chocoladefabriken Lindt & Spruengli AG	1,223,891
420,400	Coca-Cola Amatil Ltd	2,583,800
195,167	Colgate-Palmolive Co	13,376,746
159,622	Danone SA	12,291,105
71,664	DENTSPLY SIRONA Inc	3,553,818
382,285	Diageo PLC	15,641,474
215,124	Experian PLC	5,819,640
11,500	Ezaki Glico Co Ltd(a)(c)	605,231
460,600	GlaxoSmithKline PLC	9,568,184

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
99,945	Heineken NV	$ 10,563,640
117,600	Imperial Brands PLC	4,022,019
514,200	Inghams Group Ltd(c)	1,596,447
88,069	Intertek Group PLC	5,577,989
157,300	Ito En Ltd	8,187,872
524,500	J Sainsbury PLC	1,608,837
41,700	Japan Tobacco Inc	1,032,818
177,800	Kao Corp	14,033,160
65,952	Kerry Group PLC Class A	7,361,210
92,600	Kobayashi Pharmaceutical Co Ltd	7,834,700
249,600	Koninklijke Ahold Delhaize NV	6,645,323
10,900	Kose Corp	2,008,991
258,480	Leroy Seafood Group ASA	1,877,873
44,862	L'Oreal SA	12,081,006
716,900	Metcash Ltd	1,350,743
131,100	METRO AG	2,177,399
57,100	Morinaga Milk Industry Co Ltd(a)(c)	1,941,273
314,480	Nestle SA	29,985,797
169,600	Nihon Kohden Corp(a)	5,054,609
24,300	Nissin Foods Holdings Co Ltd	1,671,988
94,314	Pernod Ricard SA	16,935,169
67,600	Prima Meat Packers Ltd(a)	1,256,161
46,200	Randstad NV(c)	2,255,862
173,848	Reckitt Benckiser Group PLC	14,465,895
144,439	RELX PLC	3,089,919
291,290	Rentokil Initial PLC	1,341,392
51,290	Roche Holding AG	14,133,210
123,300	Rohto Pharmaceutical Co Ltd	3,177,649
107,100	Sanofi	9,470,273
426,700	Santen Pharmaceutical Co Ltd	6,377,598
91,500	Scandinavian Tobacco Group A/S(b)	1,141,103
87,600	Secom Co Ltd	7,512,482
3,317	SGS SA	8,261,644
59,200	Sohgo Security Services Co Ltd(a)	2,582,197
438,200	Spire Healthcare Group PLC(b)	739,104
174,000	Terumo Corp	5,325,391
173,500	Toyo Suisan Kaisha Ltd	6,613,771
50,000	UCB SA	4,295,137
3,791,500	WH Group Ltd(b)	4,055,490
		317,624,933
Diversified — 0.08%
408,000	NWS Holdings Ltd	893,258
Energy — 4.55%
1,741,000	Beach Energy Ltd	2,540,540
945,400	BP PLC	6,863,805
Shares		Fair Value
Energy — (continued)
33,488	Core Laboratories NV	$ 2,308,328
3,860	Landis+Gyr Group AG(a)	244,458
43,400	OMV AG	2,356,691
220,997	Petrofac Ltd	1,408,497
305,700	Repsol SA	5,230,025
450,700	Royal Dutch Shell PLC Class B	14,241,775
189,000	Total SA	10,517,772
6,184,000	Xinyi Solar Holdings Ltd(a)	2,979,230
351,700	Z Energy Ltd	1,500,403
		50,191,524
Financial — 16.47%
248,600	3i Group PLC	3,187,266
49,100	Aareal Bank AG	1,516,270
160,100	ABN AMRO Group NV(b)	3,609,400
23,000	Allianz SE	5,125,520
75,900	ASR Nederland NV	3,162,491
126,400	Australia & New Zealand Banking Group Ltd	2,337,685
417,300	Aviva PLC	2,243,469
115,400	AXA SA	2,902,427
386,200	Bank Leumi Le-Israel BM	2,530,204
387,400	Bank of Ireland Group PLC	2,312,017
66,100	BNP Paribas SA	3,145,596
248,900	Chiba Bank Ltd(a)	1,353,488
103,000	CNP Assurances	2,267,865
531,100	CYBG PLC	1,372,402
133,100	Dai-ichi Life Holdings Inc	1,852,929
274,597	Deutsche Wohnen SE	13,324,956
268,633	DNB ASA	4,948,166
16,709	Euronext NV(b)	1,060,085
8,800	Fairfax Financial Holdings Ltd	4,076,178
99,200	Fukuoka Financial Group Inc(a)	2,202,798
466,900	Gunma Bank Ltd	1,769,356
243,800	Hachijuni Bank Ltd(c)	1,012,019
3,800	Helvetia Holding AG	2,321,173
187,877	Hiscox Ltd	3,815,777
58,446	IG Group Holdings PLC	395,684
35,673	Julius Baer Group Ltd	1,443,051
30,959	Jyske Bank A/S(c)	1,197,140
434,500	Kerry Properties Ltd	1,942,572
37,151	LEG Immobilien AG	4,565,364
1,563,800	Legal & General Group PLC	5,609,885
312,800	Leopalace21 Corp(a)(c)	625,858
6,147,900	Lloyds Banking Group PLC	4,980,121
38,600	Macquarie Group Ltd	3,554,911
410,580	Mebuki Financial Group Inc	1,050,917
169,300	Mediobanca Banca di Credito Finanziario SpA	1,762,774
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(a)	1,807,071
730,500	Natixis SA	3,912,790
805,100	Nomura Holdings Inc	2,909,352
284,800	Nordea Bank Abp	2,168,713

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
365,600	North Pacific Bank Ltd(c)	$ 916,021
31,800	Old Mutual Ltd	48,253
322,500	ORIX Corp	4,633,554
475,466	Quilter PLC(a)(b)	908,719
819,600	Resona Holdings Inc	3,550,571
524,000	Senshu Ikeda Holdings Inc	1,345,920
89,600	Shinoken Group Co Ltd(a)(c)	606,361
53,400	Societe Generale SA	1,542,919
48,000	Sompo Holdings Inc	1,777,583
99,800	Sumitomo Mitsui Financial Group Inc	3,494,868
457,082	Svenska Handelsbanken AB Class A(c)	4,825,871
17,100	Swiss Life Holding AG	7,534,263
46,680	Swiss Re AG	4,562,747
109,752	Sydbank A/S(c)	2,277,006
142,114	TAG Immobilien AG(a)	3,509,926
717,893	UBS Group AG	8,710,590
1,373,800	UnipolSai Assicurazioni SpA(c)	3,709,987
265,300	United Overseas Bank Ltd	4,949,809
216,214	Vonovia SE	11,220,602
		181,501,310
Industrial — 12.58%
62,100	AGC Inc	2,181,291
496,800	BAE Systems PLC	3,122,137
57,900	Bekaert SA(c)	1,360,740
91,300	bpost SA(c)	985,041
96,100	Brother Industries Ltd	1,784,829
2,452,000	China Resources Cement Holdings Ltd	2,540,518
69,600	Cie de Saint-Gobain	2,523,636
43,100	Dfds A/S(c)	1,784,332
7,600	Disco Corp	1,088,406
304,800	Fujikura Ltd(a)(c)	1,150,994
142,358	GEA Group AG(a)	3,731,051
5,673	Geberit AG	2,320,202
234,359	Halma PLC	5,106,453
51,379	Hirose Electric Co Ltd	5,410,102
105,400	Hitachi Ltd	3,424,512
423,785	IMI PLC	5,289,737
133,000	Japan Aviation Electronics Industry Ltd	1,858,523
92,700	JM AB(a)(c)	1,662,191
107,600	Kitz Corp(c)	790,436
166,200	Kloeckner & Co SE	1,222,309
59,800	Komatsu Ltd	1,394,749
20,600	Krones AG	1,817,026
2,319,000	Lee & Man Paper Manufacturing Ltd	1,978,749
144,818	Legrand SA	9,695,614
185,600	LendLease Group	1,633,135
30,900	Leoni AG	603,730
100,300	MISUMI Group Inc(c)	2,504,208
232,500	Mitsubishi Electric Corp	2,999,806
140,700	Nikon Corp	1,989,306
Shares		Fair Value
Industrial — (continued)
73,400	Nippon Electric Glass Co Ltd	$ 1,950,180
43,051	Nordson Corp	5,705,119
536,200	NTN Corp(c)	1,593,983
114,700	Omron Corp	5,388,746
372,100	Royal Mail PLC	1,155,745
94,000	Sandvik AB	1,528,827
11,126	Schindler Holding AG	2,308,612
146,734	Schneider Electric SE	11,516,999
25,400	Siemens AG	2,731,592
92,300	Signify NV(a)(b)	2,469,382
13,722	Sika AG	1,919,051
221,400	SKF AB Class B(c)	3,683,500
11,300	SMC Corp	4,259,609
119,700	Sodick Co Ltd	1,002,965
111,576	Spectris PLC	3,649,785
76,602	Spirax-Sarco Engineering PLC	7,174,052
34,200	Tsubakimoto Chain Co(a)	1,224,001
67,533	Wartsila OYJ Abp	1,092,196
1,570,000	Xinyi Glass Holdings Ltd	1,802,835
121,000	Yokogawa Electric Corp	2,512,653
		138,623,595
Technology — 11.22%
178,236	Amadeus IT Group SA	14,285,492
111,797	Analog Devices Inc	11,768,870
51,864	ANSYS Inc(a)	9,476,071
319,063	Cadence Design Systems Inc(a)	20,263,691
23,491	Check Point Software Technologies Ltd(a)	2,971,377
64,971	Dassault Systemes SE	9,683,888
31,491	Descartes Systems Group Inc(a)	1,144,784
332,507	Infineon Technologies AG	6,601,099
275,400	Konica Minolta Inc	2,715,485
128,657	Nomura Research Institute Ltd	5,860,272
41,800	Nova Measuring Instruments Ltd(a)(c)	1,027,406
3,278	NVIDIA Corp	588,598
63,900	Obic Co Ltd	6,461,867
2,174,000	PAX Global Technology Ltd	1,009,280
83,678	Samsung Electronics Co Ltd	3,300,507
35,825	SAP SE	4,141,552
306,632	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,559,647
57,971	Texas Instruments Inc	6,148,984
11,300	Tokyo Electron Ltd	1,639,159
39,800	Ulvac Inc(a)	1,156,766
50,001	WiseTech Global Ltd	825,397
		123,630,192
Utilities — 1.13%
1,543,900	A2A SpA	2,820,871

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
113,500	AGL Energy Ltd	$ 1,754,461
1,233,200	Enel SpA(a)	7,902,147
		12,477,479
TOTAL COMMON STOCK — 95.36% (Cost $1,052,000,216)		$1,051,084,249
PREFERRED STOCK
Consumer, Cyclical — 0.58%
240,113	Schaeffler AG	1,955,530
28,000	Volkswagen AG	4,414,360
		6,369,890
Consumer, Non-Cyclical — 1.35%
145,785	Henkel AG & Co KGaA	14,895,565
TOTAL PREFERRED STOCK — 1.93% (Cost $27,740,310)		$ 21,265,455
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.37%
$15,100,000	Federal Home Loan Bank 2.27%, 04/01/2019	15,098,126
Repurchase Agreements — 4.01%
10,504,518	Undivided interest of 15.86% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $10,504,518 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(d)	10,504,518
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,504,518	Undivided interest of 20.84% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $10,504,518 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(d)	$ 10,504,518
10,504,518	Undivided interest of 25.93% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $10,504,518 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(d)	10,504,518
10,504,518	Undivided interest of 26.54% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc., 2.65%, dated 3/29/19 to be repurchased at $10,504,518 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(d)	10,504,518

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,208,422	Undivided interest of 32.51% in a repurchase agreement (principal amount/value $6,802,579 with a maturity value of $6,804,036) with Mizuho Securities (USA) LLC, 2.57%, dated 3/29/19 to be repurchased at $2,208,422 on 4/1/19 collateralized by U.S. Treasury securities, 0.88% - 2.88%, 12/31/20 - 5/15/43, with a value of $6,938,635.(d)	$ 2,208,422
		44,226,494
SHORT TERM INVESTMENTS — 5.38% (Cost $59,324,620)		$ 59,324,620
TOTAL INVESTMENTS — 102.67% (Cost $1,139,065,146)		$1,131,674,324
OTHER ASSETS & LIABILITIES, NET — (2.67)%		$ (29,397,942)
TOTAL NET ASSETS — 100.00%		$1,102,276,382
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at March 29, 2019.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At March 29, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	533	HKD	4,183	April 01, 2019	$—
BNY	USD	40,456	JPY	4,480,336	April 03, 2019	31
CIT	CHF	31,673	GBP	24,357	April 01, 2019	89
CIT	CHF	37,811	GBP	29,185	April 02, 2019	—
CIT	USD	21,597,417	JPY	2,359,453,000	August 22, 2019	60,774
GS	USD	1,991,941	JPY	217,012,000	August 22, 2019	11,096
HSB	USD	143,860	JPY	15,874,123	April 01, 2019	630
HSB	USD	50,399	JPY	5,562,214	April 02, 2019	212
JPM	USD	5,170	NOK	44,725	April 01, 2019	(15)
SSB	USD	152	HKD	1,195	April 02, 2019	—
					Net Appreciation	$72,817
Counterparty Abbreviations:
BB	Barclays Bank PLC
BNY	Bank of New York
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Currency Abbreviations
CHF	Swiss Franc
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar
Summary of Investments by Country as of March 29, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 238,119,055	21.04%
United Kingdom	163,465,464	14.44
United States	130,206,517	11.51
France	126,333,794	11.16
Germany	116,866,165	10.33
Switzerland	111,475,333	9.85
Netherlands	46,316,286	4.09
Australia	30,397,329	2.69
Sweden	24,203,195	2.14
Spain	21,995,084	1.94
Hong Kong	19,976,748	1.77
Italy	16,195,779	1.43
Ireland	13,363,047	1.18
Taiwan	12,559,647	1.11
Canada	10,500,655	0.93
Norway	6,826,039	0.60
Israel	6,664,558	0.59
Belgium	6,640,917	0.59
Denmark	6,399,582	0.57
Singapore	4,949,809	0.44
Finland	4,218,460	0.37
Bermuda	3,815,777	0.34
South Korea	3,300,507	0.29
China	2,979,230	0.26
Austria	2,356,691	0.21
New Zealand	1,500,403	0.13
South Africa	48,253	0.00
Total	$1,131,674,324	100.00%
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 117,884,958	$ 933,199,291	$ —	$ 1,051,084,249
Preferred Stock	—	21,265,455	—	21,265,455
Short Term Investments	—	59,324,620	—	59,324,620
Total investments, at fair value:	117,884,958	1,013,789,366	0	1,131,674,324
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	72,832	—	72,832
Total Assets	$ 117,884,958	$ 1,013,862,198	$ 0	$ 1,131,747,156
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (15)	$ —	$ (15)
Total Liabilities	$ 0	$ (15)	$ 0	$ (15)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $23,702,520 in forward contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.81%
14,100	Domtar Corp	$ 700,065
25,700	Mercer International Inc	347,207
8,700	OMNOVA Solutions Inc(a)	61,074
83,000	Resolute Forest Products Inc	655,700
15,200	Valhi Inc	35,112
52,900	Verso Corp Class A(a)	1,133,118
		2,932,276
Communications — 3.19%
24,400	Ciena Corp(a)	911,096
6,400	Etsy Inc(a)	430,208
13,400	Intelsat SA(a)(b)	209,844
3,400	Lands' End Inc(a)(b)	56,474
1,100	Liberty Expedia Holdings Inc Class A(a)	47,080
43,300	Meet Group Inc(a)	217,799
9,200	MSG Networks Inc Class A(a)	200,100
123,100	National CineMedia Inc	867,855
4,100	New Media Investment Group Inc	43,050
17,200	PC-Tel Inc	86,172
1,400	Preformed Line Products Co	74,326
10,800	QuinStreet Inc(a)	144,612
1,300	Telephone & Data Systems Inc	39,949
		3,328,565
Consumer, Cyclical — 8.56%
16,300	Abercrombie & Fitch Co Class A	446,783
1,200	BJ's Restaurants Inc	56,736
3,400	Bloomin' Brands Inc	69,530
35,100	Brinker International Inc	1,557,738
47,300	Crocs Inc(a)	1,217,975
4,600	Deckers Outdoor Corp(a)	676,154
14,200	Extended Stay America Inc	254,890
54,900	Fossil Group Inc(a)(b)	753,228
9,000	Freshpet Inc(a)	380,610
1,400	Hawaiian Holdings Inc	36,750
2,100	Johnson Outdoors Inc Class A	149,856
42,700	Meritor Inc(a)	868,945
14,200	PCM Inc(a)	520,146
5,900	Penn National Gaming Inc(a)	118,590
9,300	Rocky Brands Inc	222,828
5,000	Systemax Inc	113,200
27,100	Tower International Inc	569,913
35,600	Town Sports International Holdings Inc(a)	169,456
11,200	Vera Bradley Inc(a)	148,400
13,600	Veritiv Corp(a)	357,952
32,200	Vitamin Shoppe Inc(a)	226,688
		8,916,368
Consumer, Non-Cyclical — 16.58%
20,900	Aaron's Inc	1,099,340
1,800	Amedisys Inc(a)	221,868
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,200	American Renal Associates Holdings Inc(a)	$ 44,208
40,000	Assertio Therapeutics Inc(a)	202,800
850	Boston Beer Co Inc Class A(a)	250,521
7,200	Cal-Maine Foods Inc	321,336
22,300	Cardtronics PLC Class A(a)	793,434
12,300	Care.com Inc(a)	243,048
22,100	CareDx Inc(a)	696,592
20,400	Cerecor Inc(a)	119,136
14,200	Champions Oncology Inc(a)	139,018
5,300	Chefs' Warehouse Inc(a)	164,565
7,000	Emergent BioSolutions Inc(a)	353,640
4,800	Enanta Pharmaceuticals Inc(a)	458,496
58,400	Endo International PLC(a)	468,952
38,500	Ennis Inc	799,260
10,800	FTI Consulting Inc(a)	829,656
10,400	Genomic Health Inc(a)	728,520
1,700	H&R Block Inc	40,698
9,800	Heidrick & Struggles International Inc	375,634
44,100	Innoviva Inc(a)(b)	618,723
1,500	Integer Holdings Corp(a)	113,130
25,700	K12 Inc(a)	877,141
18,400	KalVista Pharmaceuticals Inc(a)	526,608
7,500	Kforce Inc	263,400
3,250	Lancaster Colony Corp	509,242
23,200	Myriad Genetics Inc(a)	770,240
1,400	National Beverage Corp(b)	80,822
24,200	Natural Grocers by Vitamin Cottage Inc(a)	289,190
10,000	Pacira Pharmaceuticals Inc(a)	380,600
11,100	Pfenex Inc(a)	68,598
10,400	PFSweb Inc(a)	54,184
5,400	Psychemedics Corp	75,762
77,800	Rent-A-Center Inc(a)	1,623,686
6,000	Repligen Corp(a)	354,480
7,400	STAAR Surgical Co(a)	253,006
11,200	Tenet Healthcare Corp(a)	323,008
12,600	TreeHouse Foods Inc(a)	813,330
9,600	Turning Point Brands Inc	442,464
2,500	USANA Health Sciences Inc(a)	209,675
3,569	Vector Group Ltd	38,510
8,700	Vectrus Inc(a)	231,333
		17,267,854
Energy — 9.51%
4,600	Adams Resources & Energy Inc	179,676
16,700	Arch Coal Inc Class A	1,524,209
3,800	Bonanza Creek Energy Inc(a)	86,222
13,500	California Resources Corp(a)(b)	347,085
3,900	CONSOL Energy Inc(a)	133,458
7,400	DMC Global Inc	367,336
15,700	Enphase Energy Inc(a)(b)	144,911
11,000	Era Group Inc(a)	126,940
43,700	Evolution Petroleum Corp	294,975
35,400	Hallador Energy Co	186,204
300	Isramco Inc(a)(b)	33,900

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
31,800	Matrix Service Co(a)	$ 622,644
2,900	NACCO Industries Inc Class A	110,838
2,600	Panhandle Oil & Gas Inc Class A	40,820
43,600	Peabody Energy Corp	1,235,188
40,500	Profire Energy Inc(a)	72,495
54,600	Renewable Energy Group Inc(a)	1,199,016
17,700	TerraForm Power Inc Class A	243,198
137,200	W&T Offshore Inc(a)	946,680
64,600	Warrior Met Coal Inc	1,963,840
1,800	Whiting Petroleum Corp(a)(b)	47,052
		9,906,687
Financial — 37.35%
3,200	1st Source Corp	143,712
3,100	ACNB Corp	114,700
21,900	AG Mortgage Investment Trust Inc REIT	368,796
42,200	American Equity Investment Life Holding Co	1,140,244
120,400	Anworth Mortgage Asset Corp REIT	486,416
2,500	Apollo Commercial Real Estate Finance Inc REIT	45,500
10,300	Ares Commercial Real Estate Corp REIT	156,457
26,000	ARMOUR Residential REIT Inc	507,780
19,900	Assured Guaranty Ltd	884,157
1,000	BancFirst Corp	52,150
84,800	Bancorp Inc(a)	685,184
8,700	Bank of Commerce Holdings	91,785
6,600	Bank of Marin Bancorp	268,554
6,200	Bankwell Financial Group Inc	180,916
28,600	Banner Corp	1,549,262
13,200	Blackstone Mortgage Trust Inc REIT Class A(b)	456,192
5,300	Blucora Inc(a)	176,914
32,100	Boston Private Financial Holdings Inc	351,816
23,200	Braemar Hotels & Resorts Inc REIT	283,272
34,900	BrightSphere Investment Group PLC	473,244
21,900	BRT Apartments Corp REIT	303,972
3,600	C&F Financial Corp	182,160
19,700	Central Pacific Financial Corp	568,148
18,600	Central Valley Community Bancorp	363,630
5,000	Century Bancorp Inc Class A	365,000
1,300	Chemung Financial Corp	61,009
3,100	Chimera Investment Corp REIT	58,094
29,700	CoreCivic Inc REIT	577,665
5,000	CorEnergy Infrastructure Trust Inc REIT(b)	183,750
44,500	DiamondRock Hospitality Co REIT	481,935
Shares		Fair Value
Financial — (continued)
28,600	Dime Community Bancshares Inc	$ 535,678
9,500	EastGroup Properties Inc REIT	1,060,580
1,900	Enova International Inc(a)	43,358
1,500	Enterprise Financial Services Corp	61,155
11,200	EPR Properties REIT	861,280
10,500	Essent Group Ltd(a)	456,225
15,100	Federal Agricultural Mortgage Corp Class C	1,093,693
3,300	FedNat Holding Co	52,932
7,300	Financial Institutions Inc	198,414
149,000	First BanCorp	1,707,540
11,800	First Busey Corp	287,920
17,600	First Defiance Financial Corp	505,824
14,600	First Financial Northwest Inc	229,950
9,200	First Interstate BancSystem Inc Class A	366,344
4,900	First Merchants Corp	180,565
10,500	First of Long Island Corp	230,265
15,500	Flagstar Bancorp Inc	510,260
5,000	FS Bancorp Inc	252,400
43,500	GEO Group Inc REIT	835,200
24,400	Getty Realty Corp REIT	781,532
4,800	Great Southern Bancorp Inc	249,120
1,550	Hingham Institution for Savings	266,615
2,800	Home Bancorp Inc	93,100
6,200	HomeStreet Inc(a)	163,370
6,500	Horizon Bancorp Inc	104,585
1,200	IBERIABANK Corp	86,052
4,700	Independence Holding Co	165,675
10,300	International FCStone Inc(a)	399,228
500	Investors Title Co	78,950
15,200	iStar Inc REIT(b)	127,984
24,000	Lakeland Financial Corp	1,085,280
7,500	Life Storage Inc REIT	729,525
4,800	Macatawa Bank Corp	47,712
11,500	MFA Financial Inc REIT	83,605
7,900	National Health Investors Inc REIT	620,545
2,500	Nelnet Inc Class A	137,675
1,200	NexPoint Residential Trust Inc REIT	46,008
6,600	Northrim BanCorp Inc	227,172
76,000	OFG Bancorp	1,504,040
4,000	Oritani Financial Corp	66,520
2,300	Orrstown Financial Services Inc	42,757
32,700	Outfront Media Inc REIT	765,180
34,600	PennyMac Financial Services Inc	769,504
3,300	PennyMac Mortgage Investment Trust REIT	68,343
32,200	Piedmont Office Realty Trust Inc REIT Class A	671,370
14,600	Popular Inc	761,098
5,200	PS Business Parks Inc REIT	815,516
22,700	Radian Group Inc	470,798
10,900	Regional Management Corp(a)	266,178

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
7,000	Republic Bancorp Inc Class A	$ 313,040
8,100	Rexford Industrial Realty Inc REIT	290,061
31,900	Riverview Bancorp Inc	233,189
1,900	RMR Group Inc Class A	115,862
1,900	S&T Bancorp Inc	75,107
3,000	Shore Bancshares Inc	44,730
11,200	Terreno Realty Corp REIT	470,848
13,400	Third Point Reinsurance Ltd(a)	139,092
5,900	Tiptree Inc	37,347
9,000	Two River Bancorp	142,650
16,200	United Community Banks Inc	403,866
42,000	Universal Insurance Holdings Inc	1,302,000
5,200	Urstadt Biddle Properties Inc REIT Class A	107,328
6,400	Walker & Dunlop Inc	325,824
4,600	Washington Trust Bancorp Inc	221,490
19,900	West Bancorporation Inc(b)	411,532
70,200	Xenia Hotels & Resorts Inc REIT	1,538,082
		38,899,082
Industrial — 10.10%
6,100	Advanced Drainage Systems Inc	157,197
21,900	ArcBest Corp	674,301
17,500	Atkore International Group Inc(a)	376,775
8,500	Bel Fuse Inc Class B	214,880
36,900	Comtech Telecommunications Corp	856,818
22,800	Control4 Corp(a)	386,004
9,500	Covenant Transportation Group Inc Class A(a)	180,310
31,700	Fabrinet (a)	1,659,812
10,500	Fluidigm Corp(a)	139,545
23,500	General Finance Corp(a)	219,255
88,100	Great Lakes Dredge & Dock Corp(a)	784,971
38,000	Harsco Corp(a)	766,080
10,300	Heritage-Crystal Clean Inc(a)	282,735
14,200	LB Foster Co Class A(a)	267,244
2,500	MDU Resources Group Inc	64,575
12,700	Myers Industries Inc	217,297
3,300	National Presto Industries Inc(b)	358,215
21,400	SEACOR Holdings Inc(a)	904,792
33,900	Stoneridge Inc(a)	978,354
3,300	Sturm Ruger & Co Inc(b)	174,966
500	Tech Data Corp(a)	51,205
2,200	Transcat Inc(a)	50,556
4,600	Tredegar Corp	74,244
7,100	TriMas Corp(a)	214,633
17,900	Turtle Beach Corp(a)	203,344
11,100	USA Truck Inc(a)	160,284
Shares		Fair Value
Industrial — (continued)
11,200	ZAGG Inc(a)	$ 101,584
		10,519,976
Technology — 3.76%
1,300	CACI International Inc Class A(a)	236,626
12,600	Cirrus Logic Inc(a)	530,082
4,000	Diodes Inc(a)	138,800
19,900	Glu Mobile Inc(a)	217,706
7,300	Insight Enterprises Inc(a)	401,938
16,300	Nanometrics Inc(a)	503,344
2,100	Synaptics Inc(a)	83,475
47,300	Unisys Corp(a)	551,991
53,500	Xperi Corp	1,251,900
		3,915,862
Utilities — 3.72%
5,400	Black Hills Corp	399,978
6,600	El Paso Electric Co	388,212
4,200	Hawaiian Electric Industries Inc	171,234
1,300	IDACORP Inc	129,402
900	National Fuel Gas Co	54,864
1,700	NorthWestern Corp	119,697
800	ONE Gas Inc	71,224
11,500	Ormat Technologies Inc	634,225
7,800	PNM Resources Inc	369,252
22,300	Portland General Electric Co	1,156,032
600	Southwest Gas Holdings Inc	49,356
4,000	Spire Inc	329,160
		3,872,636
TOTAL COMMON STOCK — 95.58% (Cost $96,503,313)		$ 99,559,306

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.03%
$4,200,000	Federal Home Loan Bank 2.28%, 04/01/2019	$ 4,199,475
U.S. Treasury Bonds and Notes — 0.26%
275,000	U.S. Treasury Bills(c) 2.35%, 09/12/2019	272,035
Repurchase Agreements — 1.74%
427,114	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $427,114 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(d)	427,114
427,114	Undivided interest of 0.85% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $427,114 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(d)	427,114
427,114	Undivided interest of 1.05% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $427,114 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(d)	427,114
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 95,994	Undivided interest of 1.81% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $95,994 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(d)	$ 95,994
427,114	Undivided interest of 2.37% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $427,114 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(d)	427,114
		1,804,450
SHORT TERM INVESTMENTS — 6.03% (Cost $6,275,960)		$ 6,275,960
TOTAL INVESTMENTS — 101.61% (Cost $102,779,273)		$105,835,266
OTHER ASSETS & LIABILITIES, NET — (1.61)%		$ (1,677,822)
TOTAL NET ASSETS — 100.00%		$104,157,444

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	57	USD	4,399,830	June 2019	$(11,590)
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 99,559,306	$ —	$ —	$ 99,559,306
Short Term Investments	—	6,275,960	—	6,275,960
Total Assets	$ 99,559,306	$ 6,275,960	$ 0	$ 105,835,266
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (11,590)	$ —	$ —	$ (11,590)
Total Liabilities	$ (11,590)	$ 0	$ 0	$ (11,590)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 30 futures contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.93%
31,886	International Flavors & Fragrances Inc	$ 4,106,598
6,973	Sherwin-Williams Co	3,003,341
		7,109,939
Communications — 17.32%
35,554	Alphabet Inc Class C(a)	41,715,864
18,961	Amazon.com Inc(a)	33,764,801
3,936	Arista Networks Inc(a)	1,237,714
7,131	Booking Holdings Inc(a)	12,442,953
83,138	CDW Corp	8,012,009
10,133	Facebook Inc Class A(a)	1,689,070
17,598	GrubHub Inc(a)	1,222,533
6,200	Lyft Inc Class A(a)	485,398
69,193	Match Group Inc	3,917,016
12,022	MercadoLibre Inc(a)	6,103,930
30,174	Netflix Inc(a)	10,758,841
13,810	Shopify Inc Class A(a)	2,853,422
21,523	Trade Desk Inc Class A(a)	4,260,478
74,241	Twitter Inc(a)	2,441,044
15,204	Wayfair Inc Class A(a)(b)	2,257,034
		133,162,107
Consumer, Cyclical — 10.16%
3,253	Chipotle Mexican Grill Inc(a)	2,310,639
22,945	Costco Wholesale Corp	5,555,902
8,357	Delta Air Lines Inc	431,639
107,460	Home Depot Inc	20,620,499
46,705	Lululemon Athletica Inc(a)	7,653,548
21,903	O'Reilly Automotive Inc(a)	8,504,935
190,594	Ross Stores Inc	17,744,301
11,535	Southwest Airlines Co	598,782
51,974	Starbucks Corp	3,863,747
7,417	Tesla Inc(a)	2,075,722
36,693	Tractor Supply Co	3,587,108
52,482	Walmart Inc	5,118,570
		78,065,392
Consumer, Non-Cyclical — 26.67%
38,219	Abbott Laboratories	3,055,227
19,165	ABIOMED Inc(a)	5,473,332
25,786	Becton Dickinson & Co	6,439,538
231,652	Boston Scientific Corp(a)	8,890,804
13,534	Cooper Cos Inc	4,008,365
9,956	CoStar Group Inc(a)	4,643,678
54,426	DexCom Inc(a)	6,482,137
41,989	Ecolab Inc	7,412,738
25,976	Edwards Lifesciences Corp(a)	4,969,988
131,654	Elanco Animal Health Inc(a)	4,222,144
89,136	Eli Lilly & Co	11,566,287
39,616	Estee Lauder Cos Inc Class A	6,558,429
23,459	Illumina Inc(a)	7,288,477
20,299	Intuitive Surgical Inc(a)	11,582,203
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,168	Johnson & Johnson	$ 5,754,875
4,707	MarketAxess Holdings Inc	1,158,299
72,694	Medtronic PLC	6,620,969
58,572	Monster Beverage Corp(a)	3,196,860
193,287	PayPal Holdings Inc(a)	20,070,922
118,744	PepsiCo Inc	14,552,077
986	Regeneron Pharmaceuticals Inc(a)	404,871
40,505	S&P Global Inc	8,528,328
38,621	Square Inc Class A(a)	2,893,485
79,152	Thermo Fisher Scientific Inc	21,665,485
25,190	UnitedHealth Group Inc	6,228,479
27,518	Vertex Pharmaceuticals Inc(a)	5,061,936
52,245	Worldpay Inc Class A(a)	5,929,807
103,131	Zoetis Inc	10,382,198
		205,041,938
Financial — 12.12%
186,518	Charles Schwab Corp	7,975,510
5,972	Equinix Inc REIT	2,706,271
209,511	Intercontinental Exchange Inc	15,952,168
137,498	Marsh & McLennan Cos Inc	12,911,062
160,768	MasterCard Inc Class A	37,852,826
70,055	Progressive Corp	5,050,265
68,785	Visa Inc Class A	10,743,529
		93,191,631
Industrial — 8.63%
57,977	Amphenol Corp Class A	5,475,348
31,560	Boeing Co	12,037,615
111,693	Emerson Electric Co	7,647,620
22,177	Honeywell International Inc	3,524,369
126,076	Masco Corp	4,956,048
19,715	Norfolk Southern Corp	3,684,536
65,219	Raytheon Co	11,875,075
4,839	Rockwell Automation Inc	849,051
23,867	Roper Technologies Inc	8,161,798
59,795	Stanley Black & Decker Inc	8,142,285
		66,353,745
Technology — 22.48%
64,574	Accenture PLC Class A	11,366,316
16,806	Activision Blizzard Inc	765,177
49,362	Adobe Inc(a)	13,154,479
114,893	Advanced Micro Devices Inc(a)	2,932,069
194,458	Apple Inc	36,937,297
29,333	Atlassian Corp PLC Class A(a)	3,296,736
39,556	Broadcom Inc	11,894,885
81,547	Electronic Arts Inc(a)	8,287,622
405,551	Microsoft Corp	47,830,685
4,194	MSCI Inc Class A	833,935
19,304	NVIDIA Corp	3,466,226
63,327	salesforce.com Inc(a)	10,029,097
45,764	ServiceNow Inc(a)	11,280,368

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
16,482	Synopsys Inc(a)	$ 1,897,902
37,105	Texas Instruments Inc	3,935,727
27,761	Veeva Systems Inc Class A(a)	3,521,761
11,018	Xilinx Inc	1,396,972
		172,827,254
TOTAL COMMON STOCK — 98.31% (Cost $564,027,089)		$755,752,006
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.16%
$16,600,000	Federal Home Loan Bank 2.23%, 04/01/2019	16,597,971
Repurchase Agreements — 0.06%
432,072	Undivided interest of 11.84% in a repurchase agreement (principal amount/value $3,667,575 with a maturity value of $3,668,385) with Scotia Capital (USA) Inc, 2.65%, dated 3/29/19 to be repurchased at $432,072 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 6.25%, 3/31/19 - 2/15/47, with a value of $3,741,753.(c)	432,072
SHORT TERM INVESTMENTS — 2.22% (Cost $17,030,043)		$ 17,030,043
TOTAL INVESTMENTS — 100.53% (Cost $581,057,132)		$772,782,049
OTHER ASSETS & LIABILITIES, NET — (0.53)%		$ (4,067,631)
TOTAL NET ASSETS — 100.00%		$768,714,418
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

March 29, 2019

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 755,752,006	$ —	$ —	$ 755,752,006
Short Term Investments	—	17,030,043	—	17,030,043
Total Assets	$ 755,752,006	$ 17,030,043	$ 0	$ 772,782,049
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.41%
82,522	AdvanSix Inc(a)	$ 2,357,654
22,472	Ashland Global Holdings Inc	1,755,737
46,200	Cabot Corp	1,923,306
16,555	Ingevity Corp(a)	1,748,374
5,599	Rogers Corp(a)	889,569
38,316	Versum Materials Inc	1,927,678
26,504	WR Grace & Co	2,068,372
		12,670,690
Communications — 4.78%
96,726	Digi International Inc(a)	1,225,518
54,683	GCI Liberty Inc Class A(a)(b)	3,040,922
150,672	Gray Television Inc(a)	3,218,354
3,709	IAC/InterActiveCorp (a)	779,298
32,135	John Wiley & Sons Inc Class A	1,421,010
36,201	Liberty Media Corp-Liberty Braves Series C(a)	1,005,302
18,983	LogMeIn Inc	1,520,538
124,329	Viavi Solutions Inc(a)	1,539,193
		13,750,135
Consumer, Cyclical — 10.20%
64,738	Altra Industrial Motion Corp	2,010,115
52,886	Big Lots Inc	2,010,726
91,120	Cannae Holdings Inc(a)	2,210,571
32,157	Churchill Downs Inc	2,902,491
54,368	Cooper Tire & Rubber Co	1,625,060
17,279	Core-Mark Holding Co Inc	641,569
5,979	Cracker Barrel Old Country Store Inc(b)	966,266
30,610	Fox Factory Holding Corp(a)	2,139,333
16,289	Genesco Inc(a)	741,964
62,141	KAR Auction Services Inc	3,188,455
74,971	Kimball International Inc Class B	1,060,090
19,171	LCI Industries	1,472,716
29,769	Marriott Vacations Worldwide Corp	2,783,401
60,053	Methode Electronics Inc	1,728,325
79,800	Qurate Retail Inc(a)	1,275,204
37,654	Sally Beauty Holdings Inc(a)(b)	693,210
63,566	Urban Outfitters Inc(a)	1,884,096
		29,333,592
Consumer, Non-Cyclical — 16.92%
40,653	Aaron's Inc	2,138,348
23,936	Adtalem Global Education Inc(a)	1,108,716
31,173	AMN Healthcare Services Inc(a)	1,467,937
17,865	ASGN Inc(a)	1,134,249
47,068	Avanos Medical Inc(a)	2,008,862
60,801	Cambrex Corp(a)	2,362,119
51,168	Catalent Inc(a)	2,076,909
160,064	Cott Corp	2,338,535
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
87,590	Darling Ingredients Inc(a)	$ 1,896,323
25,960	Euronet Worldwide Inc(a)	3,701,636
14,560	Helen of Troy Ltd(a)	1,688,378
22,575	Insperity Inc	2,791,624
16,174	J&J Snack Foods Corp	2,569,078
49,536	Korn Ferry	2,218,222
155,157	Nomad Foods Ltd(a)	3,172,961
20,577	Post Holdings Inc(a)	2,251,124
30,306	Prestige Consumer Healthcare Inc(a)(b)	906,452
27,313	Quidel Corp(a)	1,788,182
39,470	ServiceMaster Global Holdings Inc(a)	1,843,249
75,542	Varex Imaging Corp(a)	2,559,363
60,579	Viad Corp	3,409,992
16,682	WEX Inc(a)	3,202,777
		48,635,036
Energy — 4.39%
75,228	Apergy Corp(a)	3,088,862
42,049	C&J Energy Services Inc(a)	652,600
49,900	KLX Energy Services Holdings Inc(a)	1,254,486
60,979	NextEra Energy Partners LP(b)	2,844,061
200,408	SRC Energy Inc(a)	1,026,089
73,776	TPI Composites Inc(a)	2,111,469
49,738	Viper Energy Partners LP	1,649,312
		12,626,879
Financial — 29.72%
39,798	American Campus Communities Inc REIT	1,893,589
60,030	Americold Realty Trust REIT	1,831,515
46,834	Ameris Bancorp	1,608,748
79,840	BancorpSouth Bank	2,253,085
40,930	Bank OZK	1,186,151
57,775	Bryn Mawr Bank Corp	2,087,411
28,601	Carolina Financial Corp	989,309
69,413	Cathay General Bancorp	2,353,795
95,529	CenterState Bank Corp	2,274,545
61,377	Chemical Financial Corp	2,526,277
65,157	CorePoint Lodging Inc REIT	727,804
64,112	CubeSmart REIT	2,054,148
122,457	CVB Financial Corp	2,577,720
35,397	CyrusOne Inc REIT	1,856,219
77,000	Employers Holdings Inc	3,088,470
65,047	Essential Properties Realty Trust Inc REIT	1,269,717
22,116	Federal Agricultural Mortgage Corp Class C	1,601,862
48,163	First American Financial Corp	2,480,395
92,570	First Financial Bancorp	2,227,234
29,157	First Financial Bankshares Inc	1,684,691
135,813	Home BancShares Inc	2,386,234
36,403	IBERIABANK Corp	2,610,459
59,011	JBG SMITH Properties REIT	2,440,105
63,835	Meta Financial Group Inc	1,256,273

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
32,898	National Retail Properties Inc REIT	$ 1,822,220
80,724	OceanFirst Financial Corp	1,942,219
55,512	PacWest Bancorp	2,087,806
38,727	Pinnacle Financial Partners Inc	2,118,367
60,490	Popular Inc	3,153,344
33,044	PRA Group Inc(a)	885,910
37,768	ProAssurance Corp	1,307,150
42,719	Prosperity Bancshares Inc	2,950,174
18,502	Reinsurance Group of America Inc	2,626,914
135,951	Retail Opportunity Investments Corp REIT	2,357,390
67,516	Rexford Industrial Realty Inc REIT	2,417,748
26,861	Ryman Hospitality Properties Inc REIT	2,209,049
51,527	Sabra Health Care Inc REIT	1,003,231
16,394	Signature Bank	2,099,580
19,856	Stewart Information Services Corp	847,653
48,726	Stifel Financial Corp	2,570,784
15,900	Texas Capital Bancshares Inc(a)	867,981
78,339	Triumph Bancorp Inc(a)	2,302,383
38,329	Wintrust Financial Corp	2,580,692
		85,416,351
Industrial — 16.43%
38,667	Advanced Energy Industries Inc(a)	1,920,977
76,331	Aerojet Rocketdyne Holdings Inc(a)(b)	2,712,040
15,691	Alamo Group Inc	1,568,159
16,521	American Woodmark Corp(a)	1,365,130
43,529	Arcosa Inc	1,329,811
36,433	Armstrong World Industries Inc	2,893,509
29,235	BWX Technologies Inc	1,449,471
34,484	Clean Harbors Inc(a)	2,466,641
60,907	Columbus McKinnon Corp	2,092,156
48,377	frontdoor Inc(a)	1,665,136
26,129	Genesee & Wyoming Inc Class A(a)	2,276,881
101,596	Harsco Corp(a)	2,048,175
34,170	Haynes International Inc	1,121,801
21,064	II-VI Inc(a)	784,423
14,146	John Bean Technologies Corp	1,299,876
24,591	Kadant Inc	2,163,024
42,215	Kimball Electronics Inc(a)	653,910
17,138	Kirby Corp(a)	1,287,235
23,702	Littelfuse Inc	4,325,141
12,673	Masonite International Corp(a)	632,256
83,644	MDU Resources Group Inc	2,160,525
11,599	Old Dominion Freight Line Inc	1,674,780
60,908	Raven Industries Inc	2,337,040
9,236	RBC Bearings Inc(a)	1,174,542
66,151	Resideo Technologies Inc(a)	1,276,053
124,008	TTM Technologies Inc(a)	1,454,614
Shares		Fair Value
Industrial — (continued)
58,552	Vishay Intertechnology Inc	$ 1,081,455
		47,214,761
Technology — 7.43%
25,772	ACI Worldwide Inc(a)	847,126
26,164	CommVault Systems Inc(a)	1,693,857
148,962	Conduent Inc(a)	2,060,144
46,323	Cray Inc(a)	1,206,714
41,431	CSG Systems International Inc	1,752,531
129,206	Donnelley Financial Solutions Inc(a)	1,922,585
84,198	Genpact Ltd	2,962,086
31,914	Mellanox Technologies Ltd(a)	3,777,341
123,353	Perspecta Inc	2,494,198
65,621	TiVo Corp	611,588
33,768	Verint Systems Inc(a)	2,021,353
		21,349,523
Utilities — 3.49%
49,240	ALLETE Inc	4,049,005
44,443	NorthWestern Corp	3,129,232
109,513	Vistra Energy Corp	2,850,623
		10,028,860
TOTAL COMMON STOCK — 97.77% (Cost $237,958,497)		$281,025,827
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.33%
$6,700,000	Federal Home Loan Bank 2.28%, 04/01/2019	6,699,163
Repurchase Agreements — 1.80%
1,230,464	Undivided interest of 1.86% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $1,230,464 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	1,230,464

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,230,464	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $1,230,464 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(c)	$ 1,230,464
1,230,464	Undivided interest of 3.11% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc, 2.65%, dated 3/29/19 to be repurchased at $1,230,464 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(c)	1,230,464
258,685	Undivided interest of 4.87% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $258,685 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(c)	258,685
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,230,464	Undivided interest of 5.17% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $1,230,464 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(c)	$ 1,230,464
		5,180,541
SHORT TERM INVESTMENTS — 4.13% (Cost $11,879,704)		$ 11,879,704
TOTAL INVESTMENTS — 101.90% (Cost $249,838,201)		$292,905,531
OTHER ASSETS & LIABILITIES, NET — (1.90)%		$ (5,473,445)
TOTAL NET ASSETS — 100.00%		$287,432,086

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 281,025,827	$ —	$ —	$ 281,025,827
Short Term Investments	—	11,879,704	—	11,879,704
Total Assets	$ 281,025,827	$ 11,879,704	$ 0	$ 292,905,531
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.75%
17,734	Alcoa Corp(a)	$ 499,389
228,300	Axalta Coating Systems Ltd(a)	5,755,443
22,152	Celanese Corp	2,184,409
135,659	CF Industries Holdings Inc	5,545,740
72,570	Domtar Corp	3,603,101
11,109	Eastman Chemical Co	842,951
171,022	Huntsman Corp	3,846,285
141,358	Olin Corp	3,271,024
1,641	Sherwin-Williams Co	706,795
		26,255,137
Communications — 3.32%
214,678	CenturyLink Inc	2,573,989
7,929	eBay Inc	294,483
17,800	FireEye Inc(a)	298,862
132,929	Juniper Networks Inc	3,518,631
480,146	News Corp Class A	5,973,016
21,733	Palo Alto Networks Inc(a)	5,278,511
108,023	Telephone & Data Systems Inc	3,319,547
71,655	Viacom Inc Class B	2,011,356
		23,268,395
Consumer, Cyclical — 9.90%
19,460	Allison Transmission Holdings Inc	874,143
27,722	Aramark	819,185
88,576	Best Buy Co Inc	6,294,211
13,462	Carnival Corp	682,793
95,117	Cinemark Holdings Inc	3,803,729
11,317	Copa Holdings SA Class A	912,263
87,984	Dick's Sporting Goods Inc	3,238,691
56,690	Dolby Laboratories Inc Class A	3,569,769
22,728	Dollar Tree Inc(a)	2,387,349
77,614	HD Supply Holdings Inc(a)	3,364,567
320,177	JetBlue Airways Corp(a)	5,238,096
9,368	Las Vegas Sands Corp	571,073
46,502	Lear Corp	6,310,786
1,178	Madison Square Garden Co Class A(a)	345,307
84,048	Michaels Cos Inc(a)	959,828
2,131	O'Reilly Automotive Inc(a)	827,467
159,025	PulteGroup Inc	4,446,339
4,581	PVH Corp	558,653
7,029	Ralph Lauren Corp	911,521
45,805	Thor Industries Inc	2,856,858
33,159	Under Armour Inc Class A(a)	700,981
104,066	WESCO International Inc(a)	5,516,539
49,202	Whirlpool Corp	6,538,454
170,001	Yum China Holdings Inc	7,634,745
		69,363,347
Consumer, Non-Cyclical — 13.35%
19,513	AbbVie Inc	1,572,553
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,351	ABIOMED Inc(a)	$ 1,528,192
9,157	Amgen Inc	1,739,647
1,948	Biogen Inc(a)	460,468
2,710	BioMarin Pharmaceutical Inc(a)	240,729
35,175	Bright Horizons Family Solutions Inc(a)	4,471,094
6,967	Bunge Ltd	369,739
2,651	Cooper Cos Inc	785,147
81,334	Gilead Sciences Inc	5,287,523
2,205	Graham Holdings Co Class B	1,506,412
65,198	H&R Block Inc	1,560,840
35,895	HCA Healthcare Inc	4,679,990
25,663	Herbalife Nutrition Ltd(a)	1,359,882
49,945	Hill-Rom Holdings Inc	5,287,178
2,921	Humana Inc	776,986
23,793	IHS Markit Ltd(a)	1,293,863
24,636	Incyte Corp(a)	2,118,942
61,645	Ingredion Inc	5,837,165
30,097	Jazz Pharmaceuticals PLC(a)	4,302,366
46,461	Kroger Co	1,142,941
59,673	Lamb Weston Holdings Inc	4,471,895
70,970	ManpowerGroup Inc	5,868,509
17,845	Molina Healthcare Inc(a)	2,533,276
37,515	Monster Beverage Corp(a)	2,047,569
211,684	Mylan NV(a)	5,999,125
9,120	Neurocrine Biosciences Inc(a)	803,472
16,782	Nielsen Holdings PLC	397,230
39,353	Philip Morris International Inc	3,478,412
27,094	Tyson Foods Inc Class A	1,881,137
53,520	Universal Health Services Inc Class B	7,159,370
98,888	US Foods Holding Corp(a)	3,452,180
17,141	Vertex Pharmaceuticals Inc(a)	3,153,087
5,045	West Pharmaceutical Services Inc	555,959
42,233	Zimmer Biomet Holdings Inc	5,393,154
		93,516,032
Energy — 7.12%
64,337	ConocoPhillips	4,293,851
206,629	Devon Energy Corp	6,521,211
166,015	EQT Corp	3,443,151
48,214	Equitrans Midstream Corp	1,050,101
74,233	Helmerich & Payne Inc	4,124,386
65,632	Hess Corp	3,953,015
61,761	HollyFrontier Corp	3,042,964
439,567	Marathon Oil Corp	7,345,165
32,227	National Oilwell Varco Inc	858,527
11,971	Parsley Energy Inc Class A(a)	231,040
53,931	Phillips 66	5,132,613
96,552	Range Resources Corp(b)	1,085,245
156,195	TechnipFMC PLC	3,673,706
118,705	Williams Cos Inc	3,409,208

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
128,041	WPX Energy Inc(a)	$ 1,678,618
		49,842,801
Financial — 33.73%
34,211	Alexandria Real Estate Equities Inc REIT	4,877,120
262,681	Ally Financial Inc	7,221,101
6,273	American Campus Communities Inc REIT	298,469
273,751	American Homes 4 Rent REIT Class A	6,219,623
2,761	Aon PLC	471,303
120,140	Apartment Investment & Management Co REIT Class A	6,041,841
46,091	Apple Hospitality Inc REIT	751,283
187,092	Arch Capital Group Ltd(a)	6,046,813
117,724	Assured Guaranty Ltd	5,230,477
154,096	Athene Holding Ltd Class A(a)	6,287,117
109,337	AXA Equitable Holdings Inc	2,202,047
5,062	Boston Properties Inc REIT	677,701
365,181	Brandywine Realty Trust REIT	5,791,771
134,722	Brighthouse Financial Inc(a)	4,889,061
110,483	Brixmor Property Group Inc REIT	2,029,573
67,483	Camden Property Trust REIT	6,849,524
27,498	Citigroup Inc	1,710,926
195,530	Citizens Financial Group Inc	6,354,725
98,947	Columbia Property Trust Inc REIT	2,227,297
96,807	Comerica Inc	7,097,889
5,266	CoreSite Realty Corp REIT	563,567
109,919	Douglas Emmett Inc REIT	4,442,926
227,306	Duke Realty Corp REIT	6,951,017
77,388	E*TRADE Financial Corp	3,593,125
73,134	East West Bancorp Inc	3,508,238
136,049	Empire State Realty Trust Inc REIT Class A	2,149,574
12,741	EPR Properties REIT	979,783
113,501	First American Financial Corp	5,845,302
2,065	First Citizens BancShares Inc	840,868
160,868	First Hawaiian Inc	4,190,611
8,577	HCP Inc REIT	268,460
76,445	Highwoods Properties Inc REIT	3,576,097
59,163	Hospitality Properties Trust REIT	1,556,579
392,102	Host Hotels & Resorts Inc REIT	7,410,728
26,162	Jones Lang LaSalle Inc	4,033,657
383,141	KeyCorp	6,034,471
311,076	Kimco Realty Corp REIT	5,754,906
63,838	Lamar Advertising Co REIT Class A	5,059,800
120,036	Lincoln National Corp	7,046,113
84,796	Medical Properties Trust Inc REIT	1,569,574
Shares		Fair Value
Financial — (continued)
21,227	Navient Corp	$ 245,596
144,527	PacWest Bancorp(b)	5,435,660
322,352	Paramount Group Inc REIT	4,574,175
59,773	Park Hotels & Resorts Inc REIT	1,857,745
111,063	Popular Inc	5,789,714
36,602	Rayonier Inc REIT	1,153,695
36,301	Reinsurance Group of America Inc	5,154,016
287,040	Retail Properties of America Inc REIT Class A	3,499,018
59,494	Spirit Realty Capital Inc REIT	2,363,697
34,024	Starwood Property Trust Inc	760,436
14,054	State Street Corp	924,894
32,265	STORE Capital Corp REIT	1,080,878
54,570	Sun Communities Inc REIT	6,467,636
22,552	SVB Financial Group(a)	5,014,663
157,419	Synchrony Financial	5,021,666
171,827	Unum Group	5,812,907
126,188	Voya Financial Inc	6,304,352
119,593	Western Alliance Bancorp(a)	4,908,097
4,958	White Mountains Insurance Group Ltd	4,588,530
145,124	Zions Bancorp NA	6,590,081
		236,198,513
Industrial — 12.47%
188,721	AECOM (a)	5,599,352
22,583	AerCap Holdings NV(a)	1,051,013
85,991	AGCO Corp	5,980,674
117,471	Agilent Technologies Inc	9,442,319
32,822	AMETEK Inc	2,723,241
72,784	Berry Global Group Inc(a)	3,920,874
5,626	Clean Harbors Inc(a)	402,428
2,485	Crane Co	210,281
19,080	Cummins Inc	3,012,160
16,444	Fortune Brands Home & Security Inc	782,899
13,556	Genesee & Wyoming Inc Class A(a)	1,181,270
9,132	Hexcel Corp	631,569
5,260	IDEX Corp	798,152
20,514	Ingersoll-Rand PLC	2,214,486
92,884	Jabil Inc	2,469,785
92,075	Keysight Technologies Inc(a)	8,028,940
3,899	Lennox International Inc	1,030,896
146,609	Masco Corp	5,763,200
113,213	National Instruments Corp	5,022,129
4,178	nVent Electric PLC	112,722
71,654	Owens-Illinois Inc	1,359,993
42,766	Parker-Hannifin Corp	7,339,501
4,248	PerkinElmer Inc	409,337
125,117	Sealed Air Corp	5,762,889
6,280	Spirit AeroSystems Holdings Inc Class A	574,808
24,307	Teledyne Technologies Inc(a)	5,761,002
83,639	Textron Inc	4,237,152

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
20,571	Westrock Co	$ 788,898
13,615	XPO Logistics Inc(a)(b)	731,670
		87,343,640
Technology — 3.96%
5,271	Apple Inc	1,001,226
22,934	Citrix Systems Inc	2,285,602
114,218	Conduent Inc(a)	1,579,635
22,022	Dell Technologies Inc Class C(a)	1,292,471
39,381	Fidelity National Information Services Inc	4,453,991
57,701	Fortinet Inc(a)	4,845,153
22,610	Lam Research Corp	4,047,416
32,447	Nuance Communications Inc(a)	549,328
20,407	NXP Semiconductors NV	1,803,775
16,287	ServiceNow Inc(a)	4,014,583
7,718	Tableau Software Inc Class A(a)	982,347
17,527	Western Digital Corp	842,348
		27,697,875
Utilities — 9.95%
321,822	AES Corp	5,818,542
111,707	Ameren Corp	8,216,050
60,712	American Electric Power Co Inc	5,084,630
49,661	CenterPoint Energy Inc	1,524,593
140,272	CMS Energy Corp	7,790,707
71,726	DTE Energy Co	8,947,101
6,916	Evergy Inc	401,474
106,839	Exelon Corp	5,355,839
173,248	NRG Energy Inc	7,359,575
96,378	OGE Energy Corp	4,155,819
38,610	Pinnacle West Capital Corp	3,690,344
280,342	PPL Corp	8,898,055
22,920	UGI Corp	1,270,226
44,422	Vistra Energy Corp	1,156,305
		69,669,260
TOTAL COMMON STOCK — 97.55% (Cost $666,651,959)		$683,155,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.54%
$898,060	Undivided interest of 1.36% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $898,060 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	$ 898,060
898,060	Undivided interest of 1.78% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $898,060 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(c)	898,060
898,060	Undivided interest of 2.22% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $898,060 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(c)	898,060
188,810	Undivided interest of 3.56% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $188,810 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(c)	188,810

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$898,060	Undivided interest of 4.99% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $898,060 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(c)	$ 898,060
SHORT TERM INVESTMENTS — 0.54% (Cost $3,781,050)		$ 3,781,050
TOTAL INVESTMENTS — 98.09% (Cost $670,433,009)		$686,936,050
OTHER ASSETS & LIABILITIES, NET — 1.91%		$ 13,366,919
TOTAL NET ASSETS — 100.00%		$700,302,969
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	54	USD	10,265,400	June 2019	$114,441
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 683,155,000	$ —	$ —	$ 683,155,000
Short Term Investments	—	3,781,050	—	3,781,050
Total investments, at fair value:	683,155,000	3,781,050	0	686,936,050
Other Financial Investments:
Futures Contracts(a)	114,441	—	—	114,441
Total Assets	$ 683,269,441	$ 3,781,050	$ 0	$ 687,050,491
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 39 futures contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.69%
$ 810,000	ACC Trust(b) Series 2019-1 Class B 4.47%, 10/20/2022	$ 817,339
1,333,496	Ajax Mortgage Loan Trust(b)(c) Series 2018-C Class A 4.36%, 09/25/2065	1,353,155
1,390,000	American Credit Acceptance Receivables Trust(b) Series 2018-3 Class C 3.75%, 10/15/2024	1,396,426
264,644	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	267,785
1,011,037	Arbys Funding LLC(b) Series 2015-1A Class A2 4.97%, 10/30/2045	1,035,656
950,000	AXIS Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	959,039
	Bayview Opportunity Master Fund IV Trust(b)(c)
	Series 2017-SPL4 Class A
256,767	3.50%, 01/28/2055	257,543
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057	384,312
457,833	CoreVest American Finance Trust(b) Series 2018-2 Class A 4.03%, 11/15/2052	471,017
1,663,301	CSMC Trust(b)(c) Series 2018-RPL8 Class A1 4.13%, 07/25/2058	1,668,476
1,488,000	DB Master Finance LLC(b) Series 2015-1A Class A2II 3.98%, 02/20/2045	1,486,006
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,390,000	4.09%, 01/15/2026	1,413,818
	Series 2019-1 Class C
950,000	3.78%, 04/15/2025	964,068
	Exeter Automobile Receivables Trust(b)
	Series 2018-4A Class D
1,005,000	4.35%, 09/16/2024	1,030,474
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024	975,629
645,000	Flagship Credit Auto Trust(b) Series 2019-1 Class C 3.60%, 02/18/2025	651,996
1,122,693	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	1,121,797
480,000	Genesis Sales Finance Master Trust Series(b) Series 2019-AA Class A 4.68%, 08/20/2023	486,024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,275,000	GLS Auto Receivables Trust(b) Series 2018-3A Class C 4.18%, 07/15/2024	$ 1,298,103
1,034,800	Hardee's Funding LLC(b) Series 2018-1A Class A2I 4.25%, 06/20/2048	1,046,783
1,272,349	Hilton Grand Vacations Trust(b) Series 2018-AA Class A 3.54%, 02/25/2032	1,290,109
1,274,000	HOA Funding LLC(b) Series 2014-1A Class A2 4.85%, 08/20/2044	1,267,528
1,005,000	Lendmark Funding Trust(b) Series 2018-2A Class A 4.23%, 04/20/2027	1,030,456
1,205,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2046	1,196,649
320,000	Mill City Mortgage Loan Trust(b)(c) Series 2018-4 Class A1B 3.50%, 04/25/2066	320,211
1,082,609	MVW Owner Trust(b) Series 2016-1A Class A 2.25%, 12/20/2033	1,063,686
2,888,156	New Residential Mortgage Loan Trust(b)(c) Series 2018-1A Class A1A 4.00%, 12/25/2057	2,948,569
1,040,000	OnDeck Asset Securitization Trust LLC(b) Series 2018-1A Class A 3.50%, 04/18/2022	1,043,807
1,215,000	Prestige Auto Receivables Trust(b) Series 2018-1A Class D 4.14%, 10/15/2024	1,242,728
	Pretium Mortgage Credit Partners LLC(b)(d)
	Series 2018-NPL1 Class A1
601,670	3.38%, 01/27/2033	598,450
	Series 2019-NPL1 Class A1
777,897	4.21%, 07/25/2060	780,535
	Progress Residential Trust(b)
	Series 2018-SFR1 Class B
3,100,000	3.48%, 03/17/2035	3,097,857
	Series 2018-SFR2 Class B
1,531,000	3.84%, 08/17/2035	1,547,026
990,000	Prosper Marketplace Issuance Trust(b) Series 2018-2A Class B 3.96%, 10/15/2024	996,510
1,177,300	TGIF Funding LLC(b) Series 2017-1A Class A2 6.20%, 04/30/2047	1,149,386
	Towd Point Mortgage Trust(b)(c)
	Series 2016-3 Class A1
219,809	2.25%, 04/25/2056	216,271
	Series 2016-4 Class A2

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,750,000	3.00%, 07/25/2056	$ 1,705,610
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056	945,343
	Series 2018-4 Class A1
839,531	3.00%, 06/25/2058	830,484
	Series 2018-6 Class A1A
629,809	3.75%, 03/25/2058	637,442
	Series 2018-SJ1 Class A1
464,032	4.00%, 10/25/2058	464,960
	Series 2019-1 Class A1
783,800	3.75%, 03/25/2058	796,073
694,158	Vericrest Opportunity Loan Trust(b)(d) Series 2019-NPL2 Class A1 3.97%, 02/25/2049	695,033
840,000	Veros Automobile Receivables Trust(b) Series 2018-1 Class B 4.05%, 02/15/2024	847,519
821,339	VOLT LXII LLC(b)(d) Series 2017-NPL9 Class A1 3.13%, 09/25/2047	818,258
1,575,525	VOLT LXX LLC(b)(d) Series 2018-NPL6 Class A1A 4.11%, 09/25/2048	1,581,743
138,974	VOLT LXXI LLC(b)(d) Series 2018-NPL7 Class A1A 3.97%, 09/25/2048	139,589
376,661	VOLT LXXV LLC(b)(d) Series 2019-NPL1 Class A1A 4.34%, 01/25/2049	379,494
1,325,000	Westlake Automobile Receivables Trust(b) Series 2018-3A Class D 4.00%, 10/16/2023	1,346,091
TOTAL ASSET-BACKED SECURITIES — 7.69% (Cost $49,508,277)		$ 50,062,863
BANK LOANS
583,537	Accelerated Health Systems LLC(e) 5.99%, 10/31/2025 1-mo. LIBOR + 3.50%	582,079
565,466	Affinity Gaming LLC(e) 5.75%, 07/03/2023 1-mo. LIBOR + 3.25%	542,847
516,100	AHP Health Partners Inc(e) 6.99%, 06/30/2025 1-mo. LIBOR + 4.50%	515,455
675,262	Albertson's LLC(e) 5.50%, 11/17/2025 1-mo. LIBOR + 3.00%	665,766
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,037,063	American Builders & Contractors Supply Co Inc(e) 4.50%, 10/31/2023 1-mo. LIBOR + 2.00%	$ 1,006,877
373,000	Applied Systems Inc(e) 9.50%, 09/19/2025 1-mo. LIBOR + 7.00%	375,564
313,409	Ashco LLC(e) 7.50%, 09/25/2024 1-mo. LIBOR + 5.00%	306,162
950,000	Asurion LLC(e) 9.00%, 08/04/2025 1-mo. LIBOR + 6.50%	961,281
184,538	Atlantic Aviation FBO Inc(e) 6.25%, 12/06/2025 1-mo. LIBOR + 3.75%	185,691
441,750	Bausch Health Cos Inc(e) 5.23%, 11/27/2025 1-mo. LIBOR + 2.75%	436,339
646,742	Blackhawk Network Holdings Inc(e) 5.50%, 06/16/2025 1-mo. LIBOR + 3.00%	634,130
493,363	Boxer Parent Co Inc(e)(f) 6.85%, 10/02/2025 3-mo. LIBOR + 4.25%	482,632
	Brookfield WEC Holdings Inc(e)
648,375	6.25%,08/01/2025 1-mo. LIBOR + 3.75%	646,916
300,000	9.25%,08/03/2026 1-mo. LIBOR + 6.75%	299,812
665,000	Calpine Corp(e)(f) 5.24%, 04/01/2026 1-mo. LIBOR + 2.75%	657,796
663,337	CCS-CMGC Holdings Inc(e) 8.00%, 10/01/2025 1-mo. LIBOR + 5.50%	630,171
982,026	CenturyLink Inc(e) 5.25%, 01/31/2025 1-mo. LIBOR + 2.75%	959,930
358,465	Change Healthcare Holdings LLC(e) 5.25%, 03/01/2024 1-mo. LIBOR + 2.75%	353,268
650,000	CHG Healthcare Services Inc(e) 5.74%, 06/07/2023 1-mo. LIBOR + 3.00%	645,125
	Citgo Petroleum Corp(e)
994,792	8.00%,07/29/2021 1-mo. LIBOR + 5.50%	990,233
415,000	7.49%,03/27/2024 (f) 1-mo. LIBOR + 5.00%	410,850
675,000	Commscope Inc(e)(f) 5.74%, 02/07/2026 1-mo. LIBOR + 3.25%	674,494
646,700	CPG International LLC(e) 6.63%, 05/06/2024 3-mo. LIBOR + 3.75%	640,233

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,018,299	Crown Finance US Inc(e) 5.00%, 02/28/2025 1-mo. LIBOR + 2.50%	$ 993,097
840,000	CSC Holdings LLC(e) 4.73%, 01/15/2026 1-mo. LIBOR + 2.25%	830,550
917,287	Ditech Holding Corp(e) 8.60%, 06/30/2022 3-mo. LIBOR + 6.00%	623,755
490,000	Dun & Bradstreet Corp(e)(f) 7.49%, 02/06/2026 1-mo. LIBOR + 5.00%	484,896
	Dynasty Acquisition Co Inc(e)(f)
125,874	6.60%,01/24/2026 3-mo. LIBOR + 4.00%	125,304
234,126	6.76%,01/24/2026 3-mo. LIBOR + 4.00%	234,042
557,278	Envision Healthcare Corp(e) 6.25%, 10/10/2025 1-mo. LIBOR + 3.75%	520,243
666,573	Explorer Holdings Inc(e) 6.35%, 05/02/2023 3-mo. LIBOR + 3.75%	661,574
994,975	Filtration Group Corp(e) 5.50%, 03/29/2025 1-mo. LIBOR + 3.00%	985,854
673,312	Financial & Risk US Holdings Inc(e) 6.25%, 10/01/2025 1-mo. LIBOR + 3.75%	652,692
901,165	First Data Corp(e) 4.49%, 07/08/2022 1-mo. LIBOR + 2.00%	898,772
800,965	GFL Environmental Inc(e) 5.50%, 05/30/2025 1-mo. LIBOR + 3.00%	774,433
681,617	Global Appliance Inc(e) 6.50%, 10/04/2024 1-mo. LIBOR + 4.00%	671,392
1,159,095	Go Daddy Operating Company LLC(e) 4.75%, 02/15/2024 1-mo. LIBOR + 2.25%	1,150,643
814,829	Golden Nugget Inc(e) 5.23%, 10/04/2023 1-mo. LIBOR + 2.75%	805,662
	H-Food Holdings LLC(e)
119,100	6.19%,05/23/2025 1-mo. LIBOR + 3.69%	116,917
598,500	6.50%,05/23/2025 1-mo. LIBOR + 4.00%	587,528
545,875	Hillman Group Inc(e) 6.50%, 05/31/2025 1-mo. LIBOR + 6.50%	521,993
998,027	Hoya Midco LLC(e) 5.99%, 06/30/2024 1-mo. LIBOR + 3.50%	963,720
365,000	Kronos Acquisitions Holdings Inc(e) 6.50%, 05/15/2023 1-mo. LIBOR + 4.00%	344,469
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Kronos Inc(e)
$ 1,285,736	5.74%,11/01/2023 2-mo. LIBOR + 3.00%	$ 1,270,468
300,000	10.99%,11/01/2024 2-mo. LIBOR + 8.25%	303,536
1,047,375	LifePoint Health Inc(e) 6.98%, 11/16/2025 1-mo. LIBOR + 4.50%	1,035,330
714,573	Medallion Midland Acquisition LLC(e) 5.75%, 10/30/2024 1-mo. LIBOR + 3.25%	694,922
855,149	Milk Specialties Co(e) 6.50%, 08/16/2023 1-mo. LIBOR + 4.00%	850,873
746,073	Neiman Marcus Group Ltd LLC(e) 5.73%, 10/26/2020 1-mo. LIBOR + 3.25%	691,361
496,574	Ortho-Clinical Diagnostics Inc(e)(f) 5.75%, 06/30/2025 1-mo. LIBOR + 3.25%	477,746
385,000	Pacific Gas & Electric Co(e) 4.99%, 12/31/2020 3-mo. LIBOR + 4.50%	385,023
430,000	Panther BF Aggregator 2 LP(e)(f) 5.99%, 03/18/2026 1-mo. LIBOR + 3.50%	428,409
512,419	Parfums Holding Co Inc(e) 6.88%, 06/30/2024 2-mo. LIBOR + 4.25%	503,665
	Phoenix Guarantor Inc(e)
12,500	6.99%,02/12/2026 1-mo. LIBOR + 4.50%	12,328
137,500	6.98%,03/05/2026 1-mo. LIBOR + 4.50%	135,266
821,165	Pi US Mergerco Inc(e)(f) 6.00%, 01/03/2025 1-mo. LIBOR + 3.50%	804,742
426,642	Playa Resorts Holding BV(e) 5.24%, 04/29/2024 1-mo. LIBOR + 2.75%	409,221
955,402	Prime Security Services Borrower LLC(e) 5.24%, 05/02/2022 1-mo. LIBOR + 2.75%	944,312
516,090	Prospect Medical Holdings Inc(e) 8.00%, 02/22/2024 1-mo. LIBOR + 5.50%	469,642
676,600	Red Ventures LLC(e) 5.50%, 11/08/2024 1-mo. LIBOR + 3.00%	670,398
372,180	Scientific Games International Inc(e) 5.33%, 08/14/2024 1-mo. LIBOR + 2.75%	361,347

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 419,720	Seadrill Operating LP(e) 8.60%, 02/21/2021 3-mo. LIBOR + 6.00%	$ 349,067
	Securus Technologies Holdings Inc(e)
323,715	7.15%,11/01/2024 3-mo. LIBOR + 4.50%	321,287
525,000	11.27%,11/01/2025 1-yr. LIBOR + 8.25%	513,625
64,838	Sedgwick Claims Management Services Inc(e) 5.75%, 12/31/2025 1-mo. LIBOR + 3.25%	63,399
545,287	SS&C Technologies Inc(e)(f) 4.75%, 04/16/2025 1-mo. LIBOR + 4.50%	540,062
494,487	St. George's University Scholastic Services LLC(e) 6.00%, 07/17/2025 1-mo. LIBOR + 3.50%	492,014
685,000	Stars Group Holdings BV(e)(f) 5.99%, 07/10/2025 1-mo. LIBOR + 3.50%	682,966
1,079,534	Summit Materials LLC(e) 4.50%, 11/21/2024 1-mo. LIBOR + 2.00%	1,055,244
835,736	TKC Holdings Inc(e) 6.25%, 02/01/2023 1-mo. LIBOR + 3.75%	817,454
1,179,060	Trans Union LLC(e) 4.50%, 06/19/2025 1-mo. LIBOR + 2.00%	1,162,480
845,729	Transdigm Inc(e) 5.00%, 06/09/2023 1-mo. LIBOR + 2.50%	824,585
431,654	US Renal Care Inc(e) 6.85%, 12/30/2022 3-mo. LIBOR + 4.25%	430,467
837,900	Vertafore Inc(e) 5.74%, 07/02/2025 1-mo. LIBOR + 3.25%	821,980
481,225	Vistra Operations Co LLC(e) 4.50%, 08/04/2023 1-mo. LIBOR + 2.00%	475,209
334,154	West Corp(e) 6.63%, 10/10/2024 2-mo. LIBOR + 4.00%	312,712
TOTAL BANK LOANS — 7.05% (Cost $46,741,634)		$ 45,862,327
CORPORATE BONDS AND NOTES
Basic Materials — 4.19%
705,000	Anglo American Capital PLC(b) 4.00%, 09/11/2027	685,917
	ArcelorMittal
80,000	5.50%, 03/01/2021	83,588
1,000,000	6.13%, 06/01/2025(g)	1,109,070
895,000	7.00%, 10/15/2039	1,020,382
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 2,985,000	6.75%, 03/01/2041	$ 3,332,237
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	567,669
1,690,000	5.25%, 04/01/2042	1,827,532
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	1,846,290
119,000	Chemours Co 6.63%, 05/15/2023	123,027
635,000	Eldorado Gold Corp(b) 6.13%, 12/15/2020	621,475
850,000	Equate Petrochemical BV(b) 4.25%, 11/03/2026	857,538
200,000	First Quantum Minerals Ltd(b) 7.50%, 04/01/2025	192,250
600,000	FMG Resources August 2006 Proprietary Ltd(b) 5.13%, 03/15/2023	603,000
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	134,971
435,000	7.25%, 06/01/2028	555,759
90,000	8.88%, 05/15/2031	134,736
1,055,000	Glencore Funding LLC(b) 4.00%, 03/27/2027	1,024,628
	Hexion Inc(h)(i)
575,000	6.63%, 04/15/2020	480,125
480,000	9.20%, 03/15/2021	120,000
2,220,000	7.88%, 02/15/2023	555,000
1,000,000	Hexion Inc / Hexion Nova Scotia Finance ULC(h)(i) 9.00%, 11/15/2020	250,000
350,000	INEOS Group Holdings SA(b)(g) 5.63%, 08/01/2024	349,125
2,605,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	2,615,840
670,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(b) 7.00%, 04/15/2025	676,700
190,000	Methanex Corp 5.25%, 03/01/2022	195,884
1,725,000	Newmont Mining Corp 4.88%, 03/15/2042	1,809,775
	NOVA Chemicals Corp(b)
165,000	4.88%, 06/01/2024	162,113
370,000	5.00%, 05/01/2025	362,600
875,000	Nutrien Ltd 4.20%, 04/01/2029	899,754
565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	591,211
1,065,000	SABIC Capital II BV(b) 4.50%, 10/10/2028	1,104,002
1,965,000	United States Steel Corp 6.65%, 06/01/2037	1,724,287

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 685,000	Vedanta Resources PLC(b) 6.13%, 08/09/2024	$ 625,807
		27,242,292
Communications — 5.84%
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,151,763
	AT&T Inc
2,490,000	3.95%, 01/15/2025	2,542,375
515,000	4.50%, 03/09/2048	484,980
565,000	4.55%, 03/09/2049	534,576
1,155,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.13%, 05/01/2027	1,162,219
	Charter Communications Operating LLC / Charter Communications Operating Capital
520,000	4.50%, 02/01/2024	541,685
745,000	5.05%, 03/30/2029	785,227
	Cincinnati Bell Inc(b)
1,500,000	7.00%, 07/15/2024(g)	1,380,870
1,035,000	8.00%, 10/15/2025	944,437
660,000	Clear Channel Worldwide Holdings Inc(b) 9.25%, 02/15/2024	699,600
	Comcast Corp
43,000	3.42%, 04/15/2024(e) 3-mo. LIBOR + 0.63%	43,040
455,000	3.95%, 10/15/2025	476,049
219,000	4.15%, 10/15/2028	230,890
375,000	CommScope Finance LLC(b) 8.25%, 03/01/2027	389,062
860,000	Consolidated Communications Inc 6.50%, 10/01/2022	769,700
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	894,861
	CSC Holdings LLC(b)
1,355,000	5.38%, 02/01/2028	1,358,388
750,000	7.50%, 04/01/2028	803,662
1,015,000	Discovery Communications LLC 3.95%, 03/20/2028	987,081
1,640,000	DISH DBS Corp 5.00%, 03/15/2023	1,476,000
	Frontier Communications Corp
335,000	8.50%, 04/15/2020	327,462
1,125,000	11.00%, 09/15/2025	741,285
350,000	8.50%, 04/01/2026(b)	325,062
290,000	Lamar Media Corp 5.00%, 05/01/2023	293,987
435,000	Match Group Inc(b) 5.63%, 02/15/2029	440,437
550,000	Meredith Corp 6.88%, 02/01/2026	578,875
825,000	Qwest Capital Funding Inc 6.88%, 07/15/2028	745,594
Principal Amount(a)		Fair Value
Communications — (continued)
	Sprint Capital Corp
$ 5,474,000	6.88%, 11/15/2028	$ 5,261,882
540,000	8.75%, 03/15/2032	569,754
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b)
200,000	4.74%, 03/20/2025	202,250
1,000,000	5.15%, 03/20/2028	1,022,500
735,000	Telecom Italia Capital SA 6.00%, 09/30/2034	679,875
	Telefonica Emisiones SA
225,000	5.13%, 04/27/2020	230,219
200,000	GBP, 5.29%, 12/09/2022	292,566
400,000	GBP, 5.38%, 02/02/2026	615,442
525,000	7.05%, 06/20/2036	639,734
400,000	Telenet Finance Luxembourg Notes SARL(b) 5.50%, 03/01/2028	392,000
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	36,417
235,000	5.50%, 09/01/2041	232,605
200,000	4.50%, 09/15/2042	175,454
	Viacom Inc
65,000	4.38%, 03/15/2043	58,325
390,000	5.85%, 09/01/2043	424,266
530,000	5.25%, 04/01/2044	535,214
	ViaSat Inc(b)
690,000	5.63%, 09/15/2025	660,675
655,000	5.63%, 04/15/2027	666,535
	Windstream Services LLC / Windstream Finance Corp(b)(h)(i)
215,000	10.50%, 06/30/2024	158,563
3,141,000	9.00%, 06/30/2025	2,135,880
1,960,000	Ziggo BV(b) 5.50%, 01/15/2027	1,940,400
		38,039,723
Consumer, Cyclical — 7.87%
89,302	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	91,141
935,000	Allison Transmission Inc(b) 4.75%, 10/01/2027	892,925
120,325	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	122,298
1,644,167	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	1,702,535
5,201,527	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	5,363,601
1,303,611	American Airlines 2016-3 Class B Pass Through Trust 3.75%, 10/15/2025	1,278,756

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 488,965	American Airlines 2017-2 Class B Pass Through Trust 3.70%, 10/15/2025	$ 477,448
7,440,000	American Airlines Group Inc(b) 5.50%, 10/01/2019	7,532,256
	Beazer Homes USA Inc
67,000	7.25%, 02/01/2023	64,320
750,000	5.88%, 10/15/2027	654,375
350,000	Boyd Gaming Corp 6.00%, 08/15/2026	358,750
535,000	Caesars Resort Collection LLC / CRC Finco Inc(b) 5.25%, 10/15/2025	516,275
22,128	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	22,517
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,172,667
400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	413,500
275,000	Eldorado Resorts Inc 6.00%, 09/15/2026	279,125
	Ford Motor Co
130,000	7.50%, 08/01/2026	145,054
245,000	4.35%, 12/08/2026(g)	227,581
50,000	6.63%, 02/15/2028	53,057
755,000	6.63%, 10/01/2028	785,851
2,080,000	6.38%, 02/01/2029	2,146,708
2,035,000	7.45%, 07/16/2031	2,171,161
1,165,000	5.29%, 12/08/2046	977,161
1,810,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	1,682,163
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	681,687
790,000	General Motors Co 5.20%, 04/01/2045	704,924
	General Motors Financial Co Inc
605,000	4.38%, 09/25/2021	617,965
1,690,000	5.25%, 03/01/2026	1,745,339
2,825,000	Goodyear Tire & Rubber Co(g) 4.88%, 03/15/2027	2,581,344
1,770,000	Group 1 Automotive Inc 5.00%, 06/01/2022	1,774,425
900,000	Hilton Domestic Operating Co Inc(b) 5.13%, 05/01/2026	913,500
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	58,100
45,000	K Hovnanian Enterprises Inc 5.00%, 11/01/2021	37,125
1,250,000	Lear Corp 3.80%, 09/15/2027	1,198,784
665,000	Lennar Corp 4.75%, 11/15/2022	681,625
700,000	M/I Homes Inc 5.63%, 08/01/2025	670,250
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 630,000	Navistar International Corp(b) 6.63%, 11/01/2025	$ 640,238
832,720	Norwegian Air Shuttle ASA 2016-1 Class A Pass Through Trust(b) 4.88%, 05/10/2028	796,163
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(b)
55,000	6.25%, 05/15/2026	56,100
570,000	8.50%, 05/15/2027	571,425
3,870,000	PulteGroup Inc 6.00%, 02/15/2035	3,715,200
305,000	Scientific Games International Inc(b) 8.25%, 03/15/2026	311,100
510,000	Tenneco Inc 5.00%, 07/15/2026	408,000
665,000	Toro Co 6.63%, 05/01/2037	792,711
	TRI Pointe Group Inc / TRI Pointe Homes Inc
210,000	4.38%, 06/15/2019	210,263
5,000	5.88%, 06/15/2024	5,019
233,933	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	246,027
384,028	United Airlines 2016-2 Class B Pass Through Trust 3.65%, 10/07/2025	373,928
200,493	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	222,227
461,792	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	500,906
809,558	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	824,211
795,000	Vista Outdoor Inc(g) 5.88%, 10/01/2023	739,350
		51,209,161
Consumer, Non-Cyclical — 5.75%
	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC
255,000	5.75%, 03/15/2025	241,931
150,000	7.50%, 03/15/2026(b)	154,313
	Altria Group Inc
161,000	4.40%, 02/14/2026	165,826
1,233,000	4.80%, 02/14/2029	1,272,314
	Anheuser-Busch InBev Worldwide Inc
655,000	4.00%, 04/13/2028	665,693
230,000	4.75%, 01/23/2029	244,910
495,000	Avantor Inc(b) 6.00%, 10/01/2024	513,562
475,000	Avon Products Inc 8.95%, 03/15/2043	453,506

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 315,000	Bausch Health Americas Inc(b) 9.25%, 04/01/2026	$ 344,705
	Bausch Health Cos Inc(b)
750,000	6.13%, 04/15/2025	742,500
250,000	5.50%, 11/01/2025	255,313
70,000	5.75%, 08/15/2027	71,750
850,000	Bunge Ltd Finance Corp 4.35%, 03/15/2024	861,220
250,000	Centene Corp(b) 5.38%, 06/01/2026	260,625
	Cigna Corp(b)
741,000	4.13%, 11/15/2025	767,178
75,000	4.38%, 10/15/2028	77,735
880,000	CVS Health Corp 4.30%, 03/25/2028	892,493
450,000	DP World Ltd(b) 6.85%, 07/02/2037	541,062
315,000	Eagle Holding Co II LLC(b)(j) 7.63%, 05/15/2022 PIK rate, 8.38%	317,756
930,000	Garda World Security Corp(b) 8.75%, 05/15/2025	885,825
	HCA Inc
395,000	7.50%, 12/15/2023	440,425
290,000	8.36%, 04/15/2024	334,950
135,000	7.69%, 06/15/2025	153,225
1,115,000	7.58%, 09/15/2025	1,254,375
2,505,000	7.05%, 12/01/2027	2,736,712
360,000	7.50%, 11/06/2033	413,100
90,000	7.75%, 07/15/2036	102,600
83,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	91,780
900,000	Kronos Acquisition Holdings Inc(b) 9.00%, 08/15/2023	774,000
2,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	2,728,537
330,000	MPH Acquisition Holdings LLC(b) 7.13%, 06/01/2024	329,175
855,000	Mylan NV 3.95%, 06/15/2026	816,318
	New Albertsons LP
4,470,000	6.63%, 06/01/2028	3,620,700
4,915,000	7.45%, 08/01/2029	4,349,775
400,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b) 6.63%, 05/15/2022	379,000
425,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	430,844
775,000	Perrigo Finance Unlimited Co 4.38%, 03/15/2026	755,745
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,199,850
895,000	Sigma Finance Netherlands BV(b) 4.88%, 03/27/2028	892,727
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 720,000	Surgery Center Holdings Inc(b)(g) 6.75%, 07/01/2025	$ 651,600
	Tenet Healthcare Corp
1,180,000	6.75%, 06/15/2023	1,215,400
2,615,000	5.13%, 05/01/2025	2,628,206
355,000	6.25%, 02/01/2027(b)	368,313
425,000	6.88%, 11/15/2031	399,500
150,000	United Rentals North America Inc 4.88%, 01/15/2028	145,905
530,000	West Street Merger Sub Inc(b) 6.38%, 09/01/2025	515,425
		37,458,404
Energy — 8.15%
833,546	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	887,911
	Anadarko Petroleum Corp
260,000	3.45%, 07/15/2024	260,023
820,000	4.50%, 07/15/2044	774,073
	Baytex Energy Corp(b)
415,000	5.13%, 06/01/2021	409,813
420,000	5.63%, 06/01/2024	390,075
1,000,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.63%, 07/15/2026	1,020,000
	California Resources Corp
359,000	5.50%, 09/15/2021	276,430
3,650,000	8.00%, 12/15/2022(b)(g)	2,866,345
48,000	6.00%, 11/15/2024	32,160
368,493	Callon Petroleum Co 6.13%, 10/01/2024	370,335
410,000	Cheniere Energy Partners LP(b) 5.63%, 10/01/2026	420,250
	Chesapeake Energy Corp(g)
1,485,000	4.88%, 04/15/2022	1,462,725
95,000	5.75%, 03/15/2023	92,388
2,370,000	8.00%, 06/15/2027	2,334,450
425,000	Citgo Holding Inc(b) 10.75%, 02/15/2020	435,710
	Continental Resources Inc
32,000	5.00%, 09/15/2022	32,239
240,000	4.50%, 04/15/2023	248,617
585,000	3.80%, 06/01/2024	590,536
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	404,875
	Denbury Resources Inc(b)
345,000	9.25%, 03/31/2022	332,925
400,000	7.50%, 02/15/2024	341,500
2,435,000	Devon Energy Corp 3.25%, 05/15/2022	2,454,955
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	890,410
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	472,901

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	$ 1,684,375
	EP Energy LLC / Everest Acquisition Finance Inc(b)
265,000	8.00%, 11/29/2024(g)	146,413
240,000	7.75%, 05/15/2026	195,600
500,000	EQT Corp 8.13%, 06/01/2019	504,167
855,000	Geopark Ltd(b) 6.50%, 09/21/2024	858,206
200,000	Global Marine Inc(g) 7.00%, 06/01/2028	172,500
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	620,999
1,315,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	1,348,796
	Kinder Morgan Inc
125,000	7.80%, 08/01/2031	161,036
1,100,000	7.75%, 01/15/2032	1,437,049
400,000	Kosmos Energy Ltd(b) 7.13%, 04/04/2026	396,400
	MEG Energy Corp(b)
155,000	6.38%, 01/30/2023	143,375
2,020,000	7.00%, 03/31/2024	1,883,650
790,000	Montage Resources Corp 8.88%, 07/15/2023	752,475
	MPLX LP
80,000	4.50%, 07/15/2023	83,902
295,000	4.88%, 06/01/2025	314,242
800,000	Nabors Industries Inc(g) 5.50%, 01/15/2023	763,600
1,670,000	Newfield Exploration Co 5.63%, 07/01/2024	1,823,723
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	239,462
70,000	6.20%, 09/15/2043	79,840
	Petrobras Global Finance BV
1,075,000	7.38%, 01/17/2027	1,186,531
1,010,000	5.75%, 02/01/2029	1,000,405
1,075,000	5.63%, 05/20/2043	960,781
1,800,000	Petroleos de Venezuela SA(b)(k) 6.00%, 05/16/2024	402,300
	Petroleos Mexicanos
425,000	4.63%, 09/21/2023	418,629
770,000	6.50%, 03/13/2027	773,242
525,000	6.50%, 06/02/2041	475,225
680,000	6.38%, 01/23/2045	600,644
1,085,000	Precision Drilling Corp(g) 5.25%, 11/15/2024	1,014,475
1,120,000	QEP Resources Inc 5.25%, 05/01/2023	1,055,600
	Range Resources Corp
730,000	5.00%, 08/15/2022	722,700
245,000	5.00%, 03/15/2023	240,100
Principal Amount(a)		Fair Value
Energy — (continued)
$ 965,000	4.88%, 05/15/2025(g)	$ 895,038
500,000	Sanchez Energy Corp(b)(g) 7.25%, 02/15/2023	402,500
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	165,813
570,000	Sinopec Group Overseas Development 2017 Ltd(b) 3.63%, 04/12/2027	573,476
970,000	Southwestern Energy Co 6.20%, 01/23/2025	953,025
975,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	1,095,900
430,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b) 5.88%, 04/15/2026	454,510
750,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	723,750
2,870,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	3,590,751
	Transocean Inc
545,000	5.80%, 10/15/2022(g)	534,100
1,045,000	6.80%, 03/15/2038	820,325
845,000	Transportadora de Gas Internacional SA ESP(b) 5.55%, 11/01/2028	913,656
475,000	USA Compression Partners LP / USA Compression Finance Corp(b) 6.88%, 09/01/2027	482,719
1,130,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp(b) 8.75%, 04/15/2023	898,350
375,000	Weatherford International Ltd 9.88%, 02/15/2024	270,000
		53,036,001
Financial — 16.48%
	Acrisure LLC / Acrisure Finance Inc(b)
325,000	8.13%, 02/15/2024(g)	336,752
1,100,000	7.00%, 11/15/2025	990,000
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	759,895
600,000	3.50%, 05/26/2022	600,331
100,000	AGFC Capital Trust I(b)(e)(l) 4.54%, 01/15/2067 3-mo. LIBOR + 1.75%	50,000
965,000	Allstate Corp(e) 5.75%, 08/15/2053 3-mo. LIBOR + 2.93%	981,887
	American International Group Inc
60,000	4.88%, 06/01/2022	63,497

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 75,000	4.13%, 02/15/2024	$ 77,439
875,000	Antares Holdings LP(b) 6.00%, 08/15/2023	860,521
805,000	Athene Holding Ltd 4.13%, 01/12/2028	773,733
815,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	828,388
600,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	648,000
7,800,000	Banco Santander SA 5.18%, 11/19/2025	8,237,512
	Bank of America Corp
1,857,000	3.00%, 12/20/2023(e) 3-mo. LIBOR + 0.79%	1,852,133
350,000	4.20%, 08/26/2024	362,446
450,000	4.25%, 10/22/2026	462,673
800,000	4.18%, 11/25/2027	813,671
1,000,000	Bank of China Ltd(b) 5.00%, 11/13/2024	1,055,407
770,000	Bank of Montreal 3.80%, 12/15/2032	744,590
1,150,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	1,057,425
1,300,000	Brighthouse Financial Inc 3.70%, 06/22/2027	1,172,573
810,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	806,303
1,150,000	Capital One Financial Corp 3.75%, 07/28/2026	1,120,989
2,740,000	Citigroup Inc 3.50%, 05/15/2023	2,779,362
410,000	Deutsche Bank AG 4.88%, 12/01/2032	361,313
172,000,000	Development Bank of Kazakhstan JSC(b) KZT, 8.95%, 05/04/2023	440,168
251,971	Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust(b) 5.25%, 05/30/2023	256,280
947,603	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	953,667
1,000,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 5.00%, 08/01/2021	1,002,246
1,215,000	E*TRADE Financial Corp 4.50%, 06/20/2028	1,235,389
965,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	962,485
975,000	Fidelity National Financial Inc 5.50%, 09/01/2022	1,033,657
770,000	Global Atlantic Finance Co(b) 8.63%, 04/15/2021	847,451
Principal Amount(a)		Fair Value
Financial — (continued)
$ 700,000	GLP Capital LP / GLP Financing II Inc 5.25%, 06/01/2025	$ 733,348
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021	6,210,627
940,000	3.85%, 05/15/2026(e) 3-mo. LIBOR + 1.17%	922,104
1,600,000	6.75%, 10/01/2037	1,958,621
825,000	Grupo de Inversiones Suramericana SA(b)(g) 5.50%, 04/29/2026	878,625
510,000	Healthcare Trust of America Holdings LP(g) 3.75%, 07/01/2027	500,308
1,315,000	Hospitality Properties Trust 4.95%, 02/15/2027	1,310,057
858,000	Huntington Bancshares Inc(e)(m) 5.70%, Perpetual 3-mo. LIBOR + 2.88%	836,550
700,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.38%, 12/15/2025	716,625
755,000	ING Groep NV(m) 6.00%, Perpetual	752,508
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	313,397
1,105,000	4.63%, 04/15/2021	1,130,796
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	346,725
	Jefferies Group LLC
485,000	6.88%, 04/15/2021	518,315
1,165,000	5.13%, 01/20/2023(g)	1,235,797
705,000	6.45%, 06/08/2027	770,311
1,140,000	6.25%, 01/15/2036	1,182,184
1,000,000	JPMorgan Chase & Co(e)(m) 5.30%, Perpetual 3-mo. LIBOR + 3.80%	1,010,500
515,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	512,528
1,500,000	KeyCorp (e)(g)(m) 5.00%, Perpetual 3-mo. LIBOR + 3.60%	1,467,150
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,254,655
350,000	Lincoln National Corp(e) 4.80%, 04/20/2067 3-mo. LIBOR + 2.04%	287,000
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,502,488
600,000	MBIA Insurance Corp(b)(e) 14.05%, 01/15/2033 3-mo. LIBOR + 11.26%	393,000
	MetLife Inc
485,000	5.88%, Perpetual(e)(m) 3-mo. LIBOR + 2.95%	499,332
245,000	9.25%, 04/08/2038(b)	331,669

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 915,000	10.75%, 08/01/2039	$ 1,381,650
490,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc(b) 5.75%, 02/01/2027	507,150
	Morgan Stanley
2,225,000	CAD, 3.13%, 08/05/2021	1,692,022
9,105,000	4.10%, 05/22/2023	9,376,722
1,950,000	4.35%, 09/08/2026	2,002,153
285,000	3.95%, 04/23/2027	285,520
400,000	MPT Operating Partnership LP / MPT Finance Corp 5.00%, 10/15/2027	407,000
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,799,548
1,345,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	1,365,175
	Navient Corp
190,000	5.50%, 01/25/2023	190,238
1,035,000	6.13%, 03/25/2024	1,033,706
395,000	5.88%, 10/25/2024	382,163
825,000	6.75%, 06/15/2026	789,937
3,035,000	5.63%, 08/01/2033	2,321,775
1,340,000	Old Republic International Corp 4.88%, 10/01/2024	1,414,048
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	657,962
	PNC Financial Services Group Inc(e)(m)
1,085,000	4.85%, Perpetual 3-mo. LIBOR + 3.04%	1,068,725
850,000	5.00%, Perpetual 3-mo. LIBOR + 3.30%	837,250
550,000	Prudential Financial Inc(e) 5.88%, 09/15/2042 3-mo. LIBOR + 4.17%	581,625
	Quicken Loans Inc(b)
495,000	5.75%, 05/01/2025	496,238
565,000	5.25%, 01/15/2028	528,981
535,000	Radian Group Inc 4.50%, 10/01/2024	526,975
185,000	Realogy Group LLC / Realogy Co-Issuer Corp(b) 9.38%, 04/01/2027	189,394
	Royal Bank of Scotland Group PLC
620,000	6.10%, 06/10/2023	658,710
1,185,000	6.00%, 12/19/2023	1,265,542
833,000	Santander Holdings USA Inc 4.45%, 12/03/2021	857,805
1,740,000	Societe Generale SA(b) 4.75%, 11/24/2025	1,787,437
	Springleaf Finance Corp
1,025,000	7.75%, 10/01/2021	1,104,437
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,840,000	6.88%, 03/15/2025	$ 1,899,800
1,900,000	Synchrony Financial 3.95%, 12/01/2027	1,796,476
540,000	Synovus Financial Corp 5.90%, 02/07/2029	542,160
1,030,000	Toronto-Dominion Bank 3.63%, 09/15/2031	1,018,001
870,000	Voya Financial Inc(e) 5.65%, 05/15/2053 3-mo. LIBOR + 3.58%	856,950
1,680,000	Wells Fargo & Co(e)(m) 5.90%, Perpetual 3-mo. LIBOR + 3.11%	1,718,556
725,000	XLIT Ltd 6.25%, 05/15/2027	856,590
		107,301,824
Industrial — 3.14%
1,650,000	APL Ltd 8.00%, 01/15/2024	1,435,500
	Bombardier Inc(b)
2,255,000	6.00%, 10/15/2022(g)	2,274,731
1,550,000	CAD, 7.35%, 12/22/2026	1,174,374
870,000	CNH Industrial NV 4.50%, 08/15/2023	902,625
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	910,487
650,000	frontdoor Inc(b) 6.75%, 08/15/2026	664,625
352,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	353,376
260,000	General Electric Co 4.50%, 03/11/2044	237,932
520,000	Greif Inc(b) 6.50%, 03/01/2027	531,700
600,000	Hillman Group Inc(b) 6.38%, 07/15/2022	537,000
325,000	Hulk Finance Corp(b) 7.00%, 06/01/2026	307,938
800,000	James Hardie International Finance Designated Activity Co(b) 5.00%, 01/15/2028	774,000
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	401,120
450,000	LSB Industries Inc(b)(g) 9.63%, 05/01/2023	465,840
	Masco Corp
466,000	7.75%, 08/01/2029	566,401
431,000	6.50%, 08/15/2032	490,870
400,000	New Enterprise Stone & Lime Co Inc(b) 10.13%, 04/01/2022	405,000
1,240,000	Oshkosh Corp 4.60%, 05/15/2028	1,259,617
502,000	Owens Corning 7.00%, 12/01/2036	571,598

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 520,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b) 7.00%, 07/15/2024	$ 535,665
	TransDigm Inc
415,000	6.50%, 07/15/2024	426,413
350,000	6.50%, 05/15/2025	355,285
575,000	Trident Merger Sub Inc(b) 6.63%, 11/01/2025	537,625
900,000	Weekley Homes LLC / Weekley Finance Corp 6.63%, 08/15/2025	859,500
3,420,000	WestRock RKT Co 4.00%, 03/01/2023	3,488,111
		20,467,333
Technology — 2.01%
4,845,000	Apple Inc 1.80%, 05/11/2020	4,807,736
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	339,500
828,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.63%, 01/15/2024	826,294
280,000	Broadcom Inc(b) 3.63%, 10/15/2024	277,810
895,000	Citrix Systems Inc 4.50%, 12/01/2027	884,207
	Dell International LLC / EMC Corp(b)
1,240,000	6.02%, 06/15/2026	1,333,581
1,080,000	8.10%, 07/15/2036	1,271,916
1,130,000	8.35%, 07/15/2046	1,365,823
635,000	Exela Intermediate LLC / Exela Finance Inc(b) 10.00%, 07/15/2023	646,589
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,311,299
		13,064,755
Utilities — 0.92%
875,000	EDP Finance BV(b) 4.13%, 01/15/2020	878,710
765,000	Enel Finance International NV(b) 6.00%, 10/07/2039	845,864
315,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	311,080
	NGL Energy Partners LP / NGL Energy Finance Corp
1,090,000	7.50%, 11/01/2023	1,127,714
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 1,805,000	6.13%, 03/01/2025(g)	$ 1,741,825
1,125,000	Perusahaan Listrik Negara PT(b) 4.13%, 05/15/2027	1,108,431
		6,013,624
TOTAL CORPORATE BONDS AND NOTES — 54.35% (Cost $345,582,499)		$353,833,117
CONVERTIBLE BONDS
Communications — 1.14%
2,260,000	Booking Holdings Inc 0.90%, 09/15/2021	2,494,588
5,940,000	DISH Network Corp 2.38%, 03/15/2024	4,899,735
52,273	Liberty Interactive LLC 3.50%, 01/15/2031	39,344
		7,433,667
Energy — 0.16%
290,000	Chesapeake Energy Corp 5.50%, 09/15/2026	268,712
805,000	SM Energy Co 1.50%, 07/01/2021	751,580
		1,020,292
Financial — 0.15%
1,080,000	iStar Inc 3.13%, 09/15/2022	990,900
Technology — 1.75%
375,000	Evolent Health Inc 2.00%, 12/01/2021	361,582
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,738,575
	Nuance Communications Inc
615,000	1.25%, 04/01/2025	608,500
3,517,000	1.50%, 11/01/2035	3,499,415
1,685,000	1.00%, 12/15/2035	1,571,863
2,435,000	ON Semiconductor Corp 1.00%, 12/01/2020	3,009,364

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 685,000	Western Digital Corp(b) 1.50%, 02/01/2024	$ 602,466
		11,391,765
TOTAL CONVERTIBLE BONDS — 3.20% (Cost $19,763,434)		$ 20,836,624
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Republic Government International Bond
650,000	6.88%, 04/22/2021	593,125
1,110,000	6.88%, 01/26/2027	897,990
371,540	8.28%, 12/31/2033(i)	307,449
3,625,000	Canadian Government Bond CAD, 0.75%, 09/01/2020	2,684,808
	Dominican Republic International Bond(b)
200,000	6.88%, 01/29/2026	219,500
1,250,000	5.95%, 01/25/2027	1,310,938
885,000	6.00%, 07/19/2028	928,144
	Egypt Government International Bond(b)
565,000	7.50%, 01/31/2027	591,510
445,000	7.60%, 03/01/2029	456,779
	Ghana Government International Bond(b)
485,000	7.63%, 05/16/2029	474,056
280,000	8.13%, 03/26/2032	278,622
1,855,000	Indonesia Government International Bond(b) 8.50%, 10/12/2035	2,640,528
11,067,000,000	Indonesia Treasury Bond IDR, 8.13%, 05/15/2024	788,680
885,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	862,149
1,200,000	Jordan Government International Bond(b)(g) 5.75%, 01/31/2027	1,174,440
	Mexican Bonos
835,000 (n)	MXP, 6.50%, 06/10/2021	4,188,712
235,000 (n)	MXP, 6.50%, 06/09/2022	1,165,929
845,500 (n)	MXP, 8.00%, 12/07/2023	4,385,000
758,000 (n)	MXP, 10.00%, 12/05/2024	4,286,960
115,000 (n)	MXP, 7.75%, 05/29/2031	572,492
	Mexico Government International Bond
520,000	4.15%, 03/28/2027	528,684
670,000	4.50%, 04/22/2029	693,785
900,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	963,340
980,000	Nigeria Government International Bond(b) 7.88%, 02/16/2032	1,017,832
	Norway Government Bond(b)
9,545,000	NOK, 4.50%, 05/22/2019	1,111,450
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 6,650,000	NOK, 3.75%, 05/25/2021	$ 811,084
	Oman Government International Bond(b)
1,290,000	5.38%, 03/08/2027	1,199,700
400,000	5.63%, 01/17/2028	374,904
1,030,000	Pakistan Government International Bond(b) 6.88%, 12/05/2027	1,014,550
1,335,000	Provincia de Buenos Aires(b) 7.88%, 06/15/2027	971,213
11,500,000	Republic of South Africa Government Bond ZAR, 7.75%, 02/28/2023	796,860
	Republic of South Africa Government International Bond
645,000	4.30%, 10/12/2028	602,043
580,000	5.65%, 09/27/2047	552,238
795,000	Saudi Government International Bond(b) 4.38%, 04/16/2029	827,969
	Turkey Government International Bond
1,345,000	4.88%, 10/09/2026	1,160,063
815,000	6.00%, 03/25/2027	744,491
	Ukraine Government International Bond(b)
1,050,000	7.75%, 09/01/2023	1,021,230
1,000,000	7.75%, 09/01/2026	939,650
1,700,000	Venezuela Government International Bond(k) 7.65%, 04/21/2025	488,750
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 6.86% (Cost $52,773,201)		$ 44,627,647
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.00%
1,287,748	Agate Bay Mortgage Trust(b)(c) Series 2016-3 Class A5 3.50%, 08/25/2046	1,297,054
	Angel Oak Mortgage Trust I LLC(b)(c)
	Series 2018-2 Class A1
966,863	3.67%, 07/27/2048	970,715
	Series 2019-1 Class A1
1,198,629	3.92%, 11/25/2048	1,210,150
656,176	Angel Oak Mortgage Trust LLC(b)(c) Series 2017-3 Class A1 2.71%, 11/25/2047	653,197
	Arroyo Mortgage Trust(b)(c)
	Series 2018-1 Class A1
319,857	3.76%, 04/25/2048	323,353
	Series 2019-1 Class A1

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 751,593	3.81%, 01/25/2049	$ 756,778
655,000	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-1 Class A1 3.61%, 10/26/2048	654,790
118,627	Citigroup Mortgage Loan Trust(b)(c) Series 2018-RP3 Class A1 3.25%, 03/25/2061	119,221
	COLT Mortgage Loan Trust(b)(c)
	Series 2017-1 Class A3
159,037	3.07%, 05/27/2047	158,510
	Series 2018-3 Class A1
2,955,024	3.69%, 10/26/2048	2,961,173
	Series 2019-1 Class A1
311,064	3.71%, 03/25/2049	311,054
1,500,000	COMM Mortgage Trust(b)(c) Series 2014-277P Class A 3.61%, 08/10/2049	1,556,569
	Deephaven Residential Mortgage Trust(b)(c)
	Series 2017-2A Class A1
2,028,323	2.45%, 06/25/2047	2,004,748
	Series 2018-3A Class A1
1,468,648	3.79%, 08/25/2058	1,480,687
916,089	Ellington Financial Mortgage Trust(b)(c) Series 2018-1 Class A1FX 4.14%, 10/25/2058	922,590
430,142	Galton Funding Mortgage Trust(b)(c) Series 2018-2 Class A41 4.50%, 10/25/2058	438,961
	Homeward Opportunities Fund I Trust(b)(c)
	Series 2018-2 Class A1
246,621	3.99%, 11/25/2058	249,982
	Series 2019-1 Class A1
985,000	3.45%, 01/25/2059	984,986
	JP Morgan Mortgage Trust(c)
	Series 2005-A5 Class 1A2
453,836	4.24%, 08/25/2035	459,321
	Series 2014-2 Class 2A2
867,068	3.50%, 06/25/2029(b)	877,063
	Series 2018-8 Class A3
2,284,376	4.00%, 01/25/2049(b)	2,311,089
980,000	LHOME Mortgage Trust(b)(d) Series 2019-RTL1 Class A1 4.58%, 10/25/2023	983,120
1,829,220	New Residential Mortgage Loan Trust(b)(e) Series 2018-4A Class A1S 3.24%, 01/25/2048 1-mo. LIBOR + 0.75%	1,816,234
	OBX Trust(b)(c)
	Series 2018-EXP2 Class 1A1
770,406	4.00%, 11/25/2048	776,981
	Series 2019-INV1 Class A3
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 619,710	4.50%, 11/25/2048	$ 633,661
1,446,237	PRPM LLC (b)(d) Series 2019-1A Class A1 4.50%, 01/25/2024	1,457,803
820,000	Starwood Mortgage Residential Trust(b)(c) Series 2019-IMC1 Class A1 3.47%, 04/25/2049	819,997
649,809	VCAT LLC(b)(d) Series 2019-NPL1 Class A1 4.36%, 02/25/2049	651,679
	Verus Securitization Trust(b)(c)
	Series 2018-3 Class A1
753,481	4.11%, 10/25/2058	765,926
	Series 2019-1 Class A1
1,196,464	3.84%, 02/25/2059	1,205,284
	Series 2019-INV1 Class A1
820,000	3.40%, 12/25/2059	819,732
1,910,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC20 Class B 3.72%, 04/15/2050	1,930,950
TOTAL MORTGAGE-BACKED SECURITIES — 5.00% (Cost $32,278,416)		$ 32,563,358
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.37%
2,495,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,410,519
TOTAL MUNICIPAL BONDS AND NOTES — 0.37% (Cost $2,482,349)		$ 2,410,519
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal National Mortgage Association
1,021,894	4.00%, 09/01/2047	1,056,005
931,960	4.00%, 05/01/2048	961,734
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.31% (Cost $1,981,525)		$ 2,017,739
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,510,000	1.25%, 03/31/2019(g)	3,510,000
1,620,000	2.25%, 03/31/2021	1,619,494
325,000	1.13%, 08/31/2021	316,431
2,100,000	2.38%, 01/31/2023	2,111,648

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,095,000	2.88%, 08/15/2028	$ 5,299,198
6,450,000	3.00%, 08/15/2048	6,692,379
TOTAL U.S. TREASURY BONDS AND NOTES — 3.00% (Cost $18,588,982)		$ 19,549,150
Shares
COMMON STOCK
Communications — 0.90%
132,299	AT&T Inc	4,148,896
51,679	Corning Inc	1,710,575
		5,859,471
Consumer, Cyclical — 0.23%
172,110	Ford Motor Co	1,511,126
Energy — 0.02%
42,007	Chesapeake Energy Corp(g)(o)	130,222
TOTAL COMMON STOCK — 1.15% (Cost $7,331,950)		$ 7,500,819
CONVERTIBLE PREFERRED STOCK
Energy — 0.35%
203	Chesapeake Energy Corp, 5.75%(b)	111,291
5,282	Chesapeake Energy Corp, 4.50%(g)	293,362
4,692	Chesapeake Energy Corp, 5.00%(g)	252,195
18	Chesapeake Energy Corp, 5.75%	10,117
30,000	El Paso Energy Capital Trust I, 4.75%(g)	1,620,000
		2,286,965
Financial — 0.55%
1,484	Bank of America Corp, 7.25%	1,937,510
38,471	iStar Inc, 4.50%	1,642,712
		3,580,222
TOTAL CONVERTIBLE PREFERRED STOCK — 0.90% (Cost $5,063,125)		$ 5,867,187
PREFERRED STOCK
Utilities — 0.14%
25,000	Southern California Edison Co(g)	550,000
Shares		Fair Value
Utilities — (continued)
3,600	Union Electric Co	$ 360,900
TOTAL PREFERRED STOCK — 0.14% (Cost $579,400)		$ 910,900
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 0.50%
$ 3,357,000	Ford Motor Credit Co LLC 3.53%, 12/02/2019	3,260,596
U.S. Government Agency Bonds and Notes — 1.31%
8,500,000	Federal Home Loan Bank 2.28%, 04/01/2019	8,498,937
U.S. Treasury Bonds and Notes — 7.41%
	U.S. Treasury Bills
8,005,000	2.21%, 04/25/2019	7,992,260
10,000,000	2.48%, 08/29/2019	9,896,556
14,225,000	2.35%, 09/05/2019	14,071,441
15,000,000	2.39%, 09/26/2019	14,824,522
1,500,000	2.48%, 02/27/2020(g)	1,466,327
		48,251,106
Repurchase Agreements — 3.62%
5,600,612	Undivided interest of 11.11% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $5,600,612 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(p)	5,600,612

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 5,600,612	Undivided interest of 14.15% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc., 2.65%, dated 3/29/19 to be repurchased at $5,600,612 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(p)	$ 5,600,612
1,169,127	Undivided interest of 17.21% in a repurchase agreement (principal amount/value $6,802,579 with a maturity value of $6,804,036) with Mizuho Securities (USA) LLC, 2.57%, dated 3/29/19 to be repurchased at $1,169,127 on 4/1/19 collateralized by U.S. Treasury securities, 0.88% - 2.88%, 12/31/20 - 5/15/43, with a value of $6,938,635.(p)	1,169,127
5,600,612	Undivided interest of 23.54% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $5,600,612 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(p)	5,600,612
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 5,600,612	Undivided interest of 8.46% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $5,600,612 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(p)	$ 5,600,612
		23,571,575
SHORT TERM INVESTMENTS — 12.84% (Cost $83,582,214)		$ 83,582,214
TOTAL INVESTMENTS — 102.86% (Cost $666,257,006)		$669,624,464
OTHER ASSETS & LIABILITIES, NET — (2.86)%		$ (18,608,686)
TOTAL NET ASSETS — 100.00%		$651,015,778

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Schedule of Investments
As of March 29, 2019 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2019. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
(f)	All or a portion of this position has not settled as of March 29, 2019.The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at March 29, 2019.
(h)	Security in bankruptcy at March 29, 2019.
(i)	Security in default; some interest payments received during the last 12 months.
(j)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(k)	Security in default; no interest payments received during the last 12 months.
(l)	Restricted security; further details of these securities are included in a subsequent table.
(m)	Security has no contractual maturity date and pays an indefinite stream of interest.
(n)	Principal amount is stated in 100 Mexican Peso Units.
(o)	Non-income producing security.
(p)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
At March 29, 2019, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
AGFC Capital Trust I	4.54%	01/15/2067	05/03/2011	$70,053	$50,000	0.01%

Currency Abbreviations
CAD	Canadian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXP	Mexican Peso
NOK	Norwegian Krone
ZAR	South African Rand
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND (FORMERLY GREAT-WEST LOOMIS SAYLES BOND FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 29, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 50,062,863	$ —	$ 50,062,863
Bank Loans	—	45,862,327	—	45,862,327
Corporate Bonds and Notes	—	353,833,117	—	353,833,117
Convertible Bonds	—	20,836,624	—	20,836,624
Foreign Government Bonds and Notes	—	44,627,647	—	44,627,647
Mortgage-Backed Securities	—	32,563,358	—	32,563,358
Municipal Bonds and Notes	—	2,410,519	—	2,410,519
U.S. Government Agency Bonds and Notes	—	2,017,739	—	2,017,739
U.S. Treasury Bonds and Notes	—	19,549,150	—	19,549,150
Common Stock	7,500,819	—	—	7,500,819
Convertible Preferred Stock	—	5,867,187	—	5,867,187
Preferred Stock	910,900	—	—	910,900
Short Term Investments	—	83,582,214	—	83,582,214
Total Assets	$ 8,411,719	$ 661,212,745	$ 0	$ 669,624,464
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.61%
25,300	Air Products & Chemicals Inc	$ 4,831,288
146,500	Alcoa Corp(a)	4,125,440
135,975	DowDuPont Inc	7,248,827
239,800	Freeport-McMoRan Inc	3,091,022
2,100	Sherwin-Williams Co	904,491
		20,201,068
Communications — 5.75%
231,600	AT&T Inc	7,262,976
17,703	Charter Communications Inc(a)	6,141,348
145,650	Cisco Systems Inc	7,863,644
187,200	Comcast Corp Class A	7,484,256
58,656	Verizon Communications Inc	3,468,329
		32,220,553
Consumer, Cyclical — 9.31%
54,000	Aptiv PLC	4,292,460
201,505	BJ's Wholesale Club Holdings Inc(a)	5,521,237
135,772	General Motors Co	5,037,141
61,738	Hilton Worldwide Holdings Inc	5,131,045
23,100	Home Depot Inc	4,432,659
10,000	O'Reilly Automotive Inc(a)	3,883,000
112,100	PulteGroup Inc	3,134,316
85,700	Southwest Airlines Co	4,448,687
53,900	Walgreens Boots Alliance Inc	3,410,253
132,100	Walmart Inc	12,883,713
		52,174,511
Consumer, Non-Cyclical — 18.64%
37,200	Amgen Inc	7,067,256
166,300	AstraZeneca PLC Sponsored ADR	6,723,509
40,484	Becton Dickinson & Co	10,110,069
45,700	Cigna Corp	7,349,474
109,004	Coty Inc Class A	1,253,546
46,700	Danaher Corp	6,165,334
59,800	Eli Lilly & Co	7,759,648
88,100	Gilead Sciences Inc	5,727,381
85,030	Johnson & Johnson	11,886,344
49,300	Keurig Dr Pepper Inc(b)	1,378,921
237,600	Kroger Co	5,844,960
109,700	Merck & Co Inc	9,123,749
77,000	Molson Coors Brewing Co Class B	4,593,050
52,000	PepsiCo Inc	6,372,600
126,328	Pfizer Inc	5,365,150
74,000	Procter & Gamble Co	7,699,700
		104,420,691
Energy — 11.25%
79,212	Anadarko Petroleum Corp	3,602,562
925,131	BP PLC	6,716,648
143,100	ConocoPhillips	9,550,494
Shares		Fair Value
Energy — (continued)
325,300	Encana Corp	$ 2,356,347
213,300	Enterprise Products Partners LP	6,207,030
32,000	EOG Resources Inc	3,045,760
127,300	Exxon Mobil Corp	10,285,840
89,300	Halliburton Co	2,616,490
194,800	Kinder Morgan Inc	3,897,948
197,267	Marathon Oil Corp	3,296,331
92,869	Total SA	5,168,121
73,900	Valero Energy Corp	6,268,937
		63,012,508
Financial — 24.39%
133,500	American International Group Inc	5,748,510
42,637	American Tower Corp REIT	8,402,047
190,000	Assured Guaranty Ltd	8,441,700
642,780	Bank of America Corp	17,734,300
73,600	BB&T Corp	3,424,608
31,700	Boston Properties Inc REIT	4,243,996
43,200	Capital One Financial Corp	3,529,008
60,400	Charles Schwab Corp	2,582,704
242,033	Citigroup Inc	15,059,293
153,800	Gaming & Leisure Properties Inc REIT	5,932,066
24,700	Goldman Sachs Group Inc	4,742,153
86,600	Hartford Financial Services Group Inc	4,305,752
204,610	JPMorgan Chase & Co	20,712,671
182,600	KeyCorp	2,875,950
257,700	KKR & Co Inc Class A(b)	6,053,373
227,083	MFA Financial Inc REIT	1,650,894
91,172	Oportun Financial Corp(a)(c)	195,482
283,039	Radian Group Inc	5,870,229
366,100	Regions Financial Corp	5,180,315
64,420	State Street Corp	4,239,480
117,710	Wells Fargo & Co	5,687,747
		136,612,278
Industrial — 8.18%
85,300	Ball Corp	4,935,458
27,000	Emerson Electric Co	1,848,690
122,700	General Electric Co	1,225,773
25,400	Honeywell International Inc	4,036,568
158,847	Johnson Controls International PLC	5,867,808
37,610	Northrop Grumman Corp	10,139,656
38,300	Raytheon Co	6,973,664
20,900	Stanley Black & Decker Inc	2,845,953
47,300	Union Pacific Corp	7,908,560
659	Wabtec Corp	48,582
		45,830,712
Technology — 10.32%
60,480	Apple Inc	11,488,176
70,500	DXC Technology Co	4,533,855

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
48,300	Fidelity National Information Services Inc	$ 5,462,730
91,600	Intel Corp	4,918,920
158,530	Microsoft Corp	18,697,028
26,900	NXP Semiconductors NV	2,377,691
85,600	ON Semiconductor Corp(a)	1,760,792
93,800	QUALCOMM Inc	5,349,414
30,600	Texas Instruments Inc	3,245,742
		57,834,348
Utilities — 5.64%
99,000	American Electric Power Co Inc	8,291,250
68,400	Edison International	4,235,328
148,900	Exelon Corp	7,464,357
29,900	NextEra Energy Inc	5,780,268
136,700	NRG Energy Inc	5,807,016
		31,578,219
TOTAL COMMON STOCK — 97.09% (Cost $441,413,467)		$543,884,888
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.53%
2,809	Danaher Corp, 4.75%	2,943,270
Financial — 0.21%
249	Oportun Financial Corp Series A-1, 0.00%(a)(c)	534
4,308	Oportun Financial Corp Series B-1, 0.00%(a)(c)	10,209
6,261	Oportun Financial Corp Series C-1, 0.00%(a)(c)	23,976
9,082	Oportun Financial Corp Series D-1, 0.00%(a)(c)	34,779
4,722	Oportun Financial Corp Series E-1, 0.00%(a)(c)	19,503
10,190	Oportun Financial Corp Series F, 0.00%(a)(c)	58,877
77,015	Oportun Financial Corp Series F-1, 0.00%(a)(c)	165,128
97,385	Oportun Financial Corp Series G-1, 0.00%(a)(c)	208,803
300,220	Oportun Financial Corp Series H, 0.08%(a)(c)	643,071
		1,164,880
TOTAL CONVERTIBLE PREFERRED STOCK — 0.74% (Cost $4,365,275)		$ 4,108,150
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.07%
$11,600,000	Federal Home Loan Bank 2.28%, 04/01/2019	$ 11,598,550
Repurchase Agreements — 1.07%
1,420,943	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $1,420,943 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(d)	1,420,943
1,420,943	Undivided interest of 2.82% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $1,420,943 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(d)	1,420,943
298,736	Undivided interest of 21.56% in a repurchase agreement (principal amount/value $1,389,708 with a maturity value of $1,390,009) with Credit Agricole Securities (USA) Inc., 2.60%, dated 3/29/19 to be repurchased at $298,736 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 4/25/19 - 7/15/27, with a value of $1,417,503.(d)	298,736

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,420,943	Undivided interest of 3.51% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $1,420,943 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(d)	$ 1,420,943
1,420,943	Undivided interest of 7.90% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $1,420,943 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(d)	1,420,943
		5,982,508
SHORT TERM INVESTMENTS — 3.14% (Cost $17,581,058)		$ 17,581,058
TOTAL INVESTMENTS — 100.97% (Cost $463,359,800)		$565,574,096
OTHER ASSETS & LIABILITIES, NET — (0.97)%		$ (5,405,868)
TOTAL NET ASSETS — 100.00%		$560,168,228
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 29, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	2,288,057	GBP	1,728,700	June 19, 2019	$27,097
CIT	USD	1,868,876	CAD	2,531,300	April 17, 2019	(26,228)
CIT	USD	5,617,687	EUR	4,891,900	June 19, 2019	91,075
CIT	USD	10,044,787	GBP	7,549,900	June 19, 2019	170,305
					Net Appreciation	$262,249
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 531,804,637	$ 11,884,769	$ 195,482	$ 543,884,888
Convertible Preferred Stock	—	2,943,270	1,164,880	4,108,150
Short Term Investments	—	17,581,058	—	17,581,058
Total investments, at fair value:	531,804,637	32,409,097	1,360,362	565,574,096
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	288,477	—	288,477
Total Assets	$ 531,804,637	$ 32,697,574	$ 1,360,362	$ 565,862,573
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (26,228)	$ —	$ (26,228)
Total Liabilities	$ 0	$ (26,228)	$ 0	$ (26,228)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $18,529,054 in forward contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 182,513	Academy Ltd(b) 6.49%, 07/01/2022 1-mo. LIBOR + 2.49%	$ 130,040
334,050	Air Methods Corp(b) 6.30%, 04/22/2024 3-mo. LIBOR + 2.80%	249,535
259,342	Ascend Learning LLC(b) 5.49%, 07/12/2024 1-mo. LIBOR + 3.00%	253,993
665,000	Asurion LLC(b) 9.00%, 08/04/2025 1-mo. LIBOR + 2.50%	672,897
442,740	Avaya Inc(b) 6.78%, 12/15/2024 1-mo. LIBOR + 2.60%	440,195
356,125	Bausch Health Cos Inc(b) 5.48%, 06/02/2025 1-mo. LIBOR + 3.00%	353,329
459,509	BCP Raptor LLC(b) 6.88%, 06/24/2024 2-mo. LIBOR + 2.63%	430,502
458,738	Boyd Gaming Corp(b) 4.66%, 09/15/2023 1-mo. LIBOR + 2.41%	452,545
1,056,187	Brand Energy & Infrastructure Services Inc(b) 6.96%, 06/21/2024 1-mo. LIBOR + 2.76%	1,011,300
	California Resources Corp(b)
390,000	12.87%,12/31/2021 1-mo. LIBOR + 10.37%	410,475
380,000	7.25%,12/31/2022 1-mo. LIBOR + 4.75%	372,400
218,017	Capital Automotive LP(b) 8.50%, 03/24/2025 1-mo. LIBOR + 2.50%	216,382
403,000	Clear Channel Communications(b)(c)(d) 11.25%, 01/30/2020 3-mo. LIBOR + 2.50%	286,634
129,669	CPG International LLC(b) 6.63%, 05/06/2024 3-mo. LIBOR + 2.88%	128,373
200,000	Dun & Bradstreet Corp(b) 7.49%, 02/06/2026 1-mo. LIBOR + 2.49%	197,917
1,311,713	Financial & Risk US Holdings Inc(b) 6.25%, 10/01/2025 1-mo. LIBOR + 2.50%	1,271,541
394,013	Forest City Enterprises LP(b) 6.48%, 10/24/2025 1-mo. LIBOR + 2.48%	394,998
203,002	FTS International Inc(b) 7.56%, 04/16/2021 3-mo. LIBOR + 4.75%	202,240
199,327	Gates Global LLC(b) 5.25%, 04/01/2024 1-mo. LIBOR + 2.50%	196,906
254,359	GFL Environmental Inc(b) 5.50%, 05/30/2025 1-mo. LIBOR + 3.00%	245,934
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 719,562	Houston Fuel Oil Terminal Co TLB(b) 5.25%, 06/19/2025 1-mo. LIBOR + 2.50%	$ 709,669
662,477	J Crew Group Inc(b) 5.78%, 03/05/2021 1-mo. LIBOR + 2.74%	450,815
	Jo-Ann Stores LLC(b)
300,838	7.76%,10/20/2023 1-mo. LIBOR + 2.76%	298,205
510,000	12.01%,05/02/2024 1-mo. LIBOR + 2.76%	485,775
	KCA Deutag Alpha Ltd / KCA Deutag US Finance LLC TLB(b)
183,582	9.01%,05/16/2020 3-mo. LIBOR + 5.25%	156,275
47,190	9.55%,02/28/2023 3-mo. LIBOR + 6.75%	40,171
958	Keane Group Holdings LLC(b) 6.25%, 05/25/2025 1-mo. LIBOR + 2.50%	917
415,000	Kronos Inc(b) 10.99%, 11/01/2024 2-mo. LIBOR + 2.74%	419,891
149,250	Navistar Financial Corp(b) 6.25%, 07/26/2025 1-mo. LIBOR + 2.50%	148,690
1,217,153	Navistar Inc TLB(b) 6.00%, 11/06/2024 1-mo. LIBOR + 2.50%	1,210,559
200,900	Ortho-Clinical Diagnostics Inc(b) 5.75%, 06/30/2025 1-mo. LIBOR + 2.50%	193,282
549,450	Oryx Southern Delaware Holdings LLC TLB(b) 5.75%, 02/28/2025 1-mo. LIBOR + 2.50%	531,593
127,434	Rackspace Hosting Inc(b) 5.74%, 11/03/2023 2-mo. LIBOR + 2.74%	118,992
356,690	Revlon Consumer Products Corp(b) 6.13%, 11/16/2020 2-mo. LIBOR + 2.63%	257,174
	Robertshaw US Holding Corp(b)
370,216	6.00%,02/15/2025 1-mo. LIBOR + 2.50%	347,078
390,000	10.50%,02/13/2026 1-mo. LIBOR + 2.50%	337,350
520,413	Talbots Inc(b) 9.50%, 11/16/2022 1-mo. LIBOR + 7.00%	519,111
633,426	Titan Acquisition Ltd(b) 5.49%, 03/28/2025 1-mo. LIBOR + 2.49%	586,870
545,000	Travelport TLB(b) 7.49%, 03/18/2026 1-mo. LIBOR + 5.00%	530,694

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 363,175	Traverse Midstream Partners LLC(b) 6.50%, 09/27/2024 1-mo. LIBOR + 2.50%	$ 362,267
523,604	Vertiv Group Corp(b) 6.63%, 11/30/2023 2-mo. LIBOR + 2.63%	490,442
389,013	WideOpenWest Finance LLC(b) 5.74%, 08/19/2023 1-mo. LIBOR + 2.49%	373,209
TOTAL BANK LOANS — 6.48% (Cost $17,256,583)		$ 16,487,165
CORPORATE BONDS AND NOTES
Basic Materials — 7.52%
	Allegheny Technologies Inc
215,000	5.95%, 01/15/2021	220,375
480,000	7.88%, 08/15/2023	520,200
670,000	Alpha 2 BV(e)(f) 8.75%, 06/01/2023 PIK rate, 9.50%	651,575
330,000	Alpha 3 BV / Alpha US Bidco Inc(e)(g) 6.25%, 02/01/2025	318,450
	ArcelorMittal
95,000	6.13%, 06/01/2025	105,362
560,000	7.00%, 10/15/2039	638,451
485,000	Axalta Coating Systems LLC(e) 4.88%, 08/15/2024	485,606
895,000	Big River Steel LLC / BRS Finance Corp(e) 7.25%, 09/01/2025	935,543
585,000	CF Industries Inc 4.95%, 06/01/2043	501,637
	Chemours Co
125,000	6.63%, 05/15/2023	129,230
510,000	7.00%, 05/15/2025	536,775
280,000	5.38%, 05/15/2027	278,160
175,000	Cleveland-Cliffs Inc 5.75%, 03/01/2025	167,563
990,000	Compass Minerals International Inc(e) 4.88%, 07/15/2024	925,650
	Constellium NV(e)
500,000	5.75%, 05/15/2024	500,000
305,000	6.63%, 03/01/2025(g)	311,100
	First Quantum Minerals Ltd(e)
345,000	7.50%, 04/01/2025	331,631
530,000	6.88%, 03/01/2026	491,575
	Freeport-McMoRan Inc
550,000	6.88%, 02/15/2023	583,000
265,000	5.45%, 03/15/2043	231,878
1,230,000	GCP Applied Technologies Inc(e) 5.50%, 04/15/2026	1,251,525
515,000	Hudbay Minerals Inc(e) 7.63%, 01/15/2025	527,875
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 630,000	Ingevity Corp(e) 4.50%, 02/01/2026	$ 616,033
250,000	Joseph T Ryerson & Son Inc(e) 11.00%, 05/15/2022	263,750
345,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(e) 7.00%, 04/15/2025	348,450
	Mercer International Inc
230,000	7.75%, 12/01/2022	239,200
310,000	6.50%, 02/01/2024	316,975
135,000	7.38%, 01/15/2025(e)(g)	141,750
280,000	5.50%, 01/15/2026	274,400
220,000	New Gold Inc(e) 6.25%, 11/15/2022	193,600
585,000	PQ Corp(e) 5.75%, 12/15/2025	569,644
1,035,000	Smurfit Kappa Treasury Funding Designated Activity Co 7.50%, 11/20/2025	1,179,900
	Starfruit Finco BV / Starfruit US Holdco LLC(e)
100,000	EUR, 6.50%, 10/01/2026	112,248
760,000	8.00%, 10/01/2026(g)	767,600
	Steel Dynamics Inc
258,000	5.25%, 04/15/2023(g)	262,193
295,000	5.50%, 10/01/2024	304,588
185,000	4.13%, 09/15/2025	180,838
340,000	5.00%, 12/15/2026	347,225
	Syngenta Finance NV(e)
580,000	4.89%, 04/24/2025	591,007
580,000	5.18%, 04/24/2028	589,960
365,000	Teck Resources Ltd 3.75%, 02/01/2023	364,728
240,000	Tronox Finance PLC(e)(g) 5.75%, 10/01/2025	222,600
565,000	WR Grace & Co-Conn(e) 5.63%, 10/01/2024	600,312
		19,130,162
Communications — 14.35%
200,000	Altice Financing SA(e) 6.63%, 02/15/2023	204,500
600,000	Altice Finco SA(e)(g) 7.63%, 02/15/2025	546,000
	Altice SA(e)
710,000	7.75%, 05/15/2022	709,112
300,000	7.63%, 02/15/2025	262,875
955,000	7.38%, 05/01/2026	935,900
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	47,025
1,130,000	CBS Radio Inc(e)(g) 7.25%, 11/01/2024	1,124,350
	CCO Holdings LLC / CCO Holdings Capital Corp(e)
635,000	5.13%, 05/01/2023	649,916
955,000	5.88%, 04/01/2024	998,080
485,000	5.75%, 02/15/2026	508,038
375,000	5.50%, 05/01/2026	387,188

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Clear Channel Worldwide Holdings Inc
$ 445,000	6.50%, 11/15/2022	$ 454,456
300,000	9.25%, 02/15/2024(e)	318,000
	CommScope Finance LLC(e)
125,000	5.50%, 03/01/2024	127,849
105,000	6.00%, 03/01/2026	108,609
	CommScope Technologies LLC(e)
835,000	6.00%, 06/15/2025	811,787
80,000	5.00%, 03/15/2027	70,934
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	406,125
765,000	5.13%, 12/15/2021(e)	765,956
890,000	5.25%, 06/01/2024	903,350
420,000	7.75%, 07/15/2025(e)(g)	450,450
400,000	10.88%, 10/15/2025(e)	461,800
1,180,000	7.50%, 04/01/2028(e)	1,264,429
405,000	Digicel Ltd(e)(g) 6.75%, 03/01/2023	259,200
1,275,000	DISH DBS Corp 5.88%, 11/15/2024	1,071,000
	Frontier Communications Corp
1,190,000	11.00%, 09/15/2025	784,115
795,000	8.50%, 04/01/2026(e)	738,356
	Gray Television Inc(e)
345,000	5.88%, 07/15/2026	351,107
735,000	7.00%, 05/15/2027	780,937
670,000	iHeartCommunications Inc(c)(d) 9.00%, 12/15/2019	475,700
1,270,000	Intelsat Connect Finance SA(e) 9.50%, 02/15/2023	1,124,331
955,000	Intelsat Jackson Holdings SA(e) 9.75%, 07/15/2025	969,611
	Level 3 Financing Inc
790,000	5.63%, 02/01/2023	798,887
930,000	5.25%, 03/15/2026	927,675
655,000	Match Group Inc(e)(g) 5.00%, 12/15/2027	659,913
765,000	Meredith Corp 6.88%, 02/01/2026	805,162
	Netflix Inc
45,000	5.88%, 02/15/2025(g)	48,629
385,000	4.88%, 04/15/2028	381,150
340,000	5.88%, 11/15/2028(e)	359,125
230,000	6.38%, 05/15/2029(e)	248,688
1,260,000	Nexstar Broadcasting Inc(e) 5.63%, 08/01/2024	1,278,900
540,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	553,500
865,000	Plantronics Inc(e) 5.50%, 05/31/2023	867,162
140,000	Quebecor Media Inc 5.75%, 01/15/2023	145,950
324,000	Sinclair Television Group Inc(e) 5.63%, 08/01/2024	326,835
	Sirius XM Radio Inc(e)
375,000	6.00%, 07/15/2024	388,594
Principal Amount(a)		Fair Value
Communications — (continued)
$ 800,000	5.00%, 08/01/2027	$ 800,480
735,000	Sprint Capital Corp 6.88%, 11/15/2028	706,519
	Sprint Corp
815,000	7.25%, 09/15/2021	855,750
1,790,000	7.88%, 09/15/2023	1,879,500
	T-Mobile USA Inc
260,000	6.00%, 03/01/2023	267,150
825,000	6.38%, 03/01/2025	859,072
220,000	4.50%, 02/01/2026	219,880
140,000	5.38%, 04/15/2027(g)	144,725
530,000	4.75%, 02/01/2028	525,363
130,000	Townsquare Media Inc(e) 6.50%, 04/01/2023	124,475
440,000	Tribune Media Co 5.88%, 07/15/2022	449,075
400,000	Unitymedia GmbH(e) 6.13%, 01/15/2025	415,160
570,000	Univision Communications Inc(e) 5.13%, 02/15/2025	530,813
505,000	Videotron Ltd 5.00%, 07/15/2022	520,781
570,000	Virgin Media Finance PLC(e) 5.75%, 01/15/2025	579,975
	Ziggo BV(e)
260,000	5.50%, 01/15/2027	257,400
540,000	6.00%, 01/15/2027	518,400
		36,515,774
Consumer, Cyclical — 11.44%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(e)
505,000	4.25%, 05/15/2024	499,950
740,000	5.00%, 10/15/2025	730,972
720,000	Allison Transmission Inc(e) 4.75%, 10/01/2027	687,600
	AMC Entertainment Holdings Inc
360,000	5.75%, 06/15/2025	336,528
300,000	5.88%, 11/15/2026(g)	270,750
135,000	6.13%, 05/15/2027(g)	122,006
460,000	American Builders & Contractors Supply Co Inc(e) 5.75%, 12/15/2023	472,075
	Beacon Roofing Supply Inc
310,000	6.38%, 10/01/2023	322,400
350,000	4.88%, 11/01/2025(e)	332,500
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	201,825
245,000	6.00%, 08/15/2026	251,125
825,000	Caesars Resort Collection LLC / CRC Finco Inc(e) 5.25%, 10/15/2025	796,125
920,000	CEC Entertainment Inc 8.00%, 02/15/2022	846,400
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	370,475

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 215,000	4.88%, 06/01/2023	$ 218,612
285,000	Cirsa Finance International SARL(e) 7.88%, 12/20/2023	294,263
1,100,000	Constellation Merger Sub Inc(e)(g) 8.50%, 09/15/2025	995,500
	Eldorado Resorts Inc
270,000	7.00%, 08/01/2023	282,531
90,000	6.00%, 09/15/2026	91,350
	Golden Nugget Inc(e)
640,000	6.75%, 10/15/2024	643,200
725,000	8.75%, 10/01/2025	761,250
360,000	Hanesbrands Inc(e) 4.63%, 05/15/2024	360,972
615,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	621,919
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(e)
585,000	6.75%, 11/15/2021	602,550
1,130,000	10.25%, 11/15/2022	1,214,750
385,000	Jacobs Entertainment Inc(e) 7.88%, 02/01/2024	403,288
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(e)
315,000	5.00%, 06/01/2024	321,300
510,000	5.25%, 06/01/2026	514,781
230,000	4.75%, 06/01/2027	225,975
350,000	Lennar Corp 5.88%, 11/15/2024	373,625
	Live Nation Entertainment Inc(e)
225,000	4.88%, 11/01/2024	226,406
520,000	5.63%, 03/15/2026	536,900
	Mattamy Group Corp(e)
585,000	6.88%, 12/15/2023	596,700
180,000	6.50%, 10/01/2025	177,579
870,000	Navistar International Corp(e) 6.63%, 11/01/2025	884,137
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(e)
85,000	6.25%, 05/15/2026	86,700
425,000	8.50%, 05/15/2027	426,063
455,000	Penn National Gaming Inc(e) 5.63%, 01/15/2027	442,488
	Penske Automotive Group Inc
430,000	5.75%, 10/01/2022	436,988
440,000	5.38%, 12/01/2024	437,800
425,000	5.50%, 05/15/2026	418,625
	PulteGroup Inc
240,000	5.50%, 03/01/2026	247,800
700,000	7.88%, 06/15/2032	787,500
765,000	Rite Aid Corp(e) 6.13%, 04/01/2023	633,994
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 920,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(e) 6.13%, 08/15/2021	$ 922,300
680,000	Sabre Global Inc(e) 5.38%, 04/15/2023	695,082
	Scientific Games International Inc
1,460,000	10.00%, 12/01/2022	1,536,650
620,000	8.25%, 03/15/2026(e)	632,400
	Six Flags Entertainment Corp(e)
550,000	4.88%, 07/31/2024	541,406
925,000	5.50%, 04/15/2027	914,640
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(e) 5.88%, 05/15/2025	454,537
490,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	491,837
	WMG Acquisition Corp(e)
485,000	5.00%, 08/01/2023	493,487
160,000	5.50%, 04/15/2026	164,200
365,000	Wolverine World Wide Inc(e) 5.00%, 09/01/2026	354,963
445,000	Wyndham Hotels & Resorts Inc(e) 5.38%, 04/15/2026	451,675
1,005,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(e) 5.25%, 05/15/2027	950,981
		29,110,435
Consumer, Non-Cyclical — 9.99%
740,000	Air Medical Group Holdings Inc(e)(g) 6.38%, 05/15/2023	621,600
390,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC(e) 7.50%, 03/15/2026	401,213
1,795,000	Aveta Inc(c)(d)(h) 7.00%, 04/01/2019	180
	Bausch Health Americas Inc(e)
545,000	9.25%, 04/01/2026	596,393
590,000	8.50%, 01/31/2027	625,400
	Bausch Health Cos Inc
405,000	EUR, 4.50%, 05/15/2023	457,855
185,000	5.88%, 05/15/2023(e)	186,850
730,000	7.00%, 03/15/2024(e)	772,340
740,000	6.13%, 04/15/2025(e)	732,600
165,000	5.50%, 11/01/2025(e)	168,506
460,000	9.00%, 12/15/2025(e)	499,698
155,000	5.75%, 08/15/2027(e)	158,875
445,000	Carriage Services Inc(e) 6.63%, 06/01/2026	455,013
	Centene Corp
240,000	4.75%, 05/15/2022	243,900

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 730,000	6.13%, 02/15/2024	$ 764,894
240,000	5.38%, 06/01/2026(e)	250,200
	CHS / Community Health Systems Inc
741,000	6.88%, 02/01/2022(g)	492,765
1,750,000	6.25%, 03/31/2023	1,642,812
400,000	8.13%, 06/30/2024(e)(g)	298,120
210,000	8.00%, 03/15/2026(e)	200,928
565,000	Diamond BC BV EUR, 5.63%, 08/15/2025	591,961
393,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(e) 6.00%, 07/15/2023	302,610
440,000	Fresh Market Inc(e) 9.75%, 05/01/2023	330,000
505,000	Gartner Inc(e) 5.13%, 04/01/2025	510,404
	HCA Inc
55,000	7.50%, 02/15/2022	60,654
460,000	5.00%, 03/15/2024	487,090
675,000	5.25%, 06/15/2026	723,748
240,000	Hologic Inc(e) 4.38%, 10/15/2025	238,752
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(e)	613,582
40,000	4.00%, 03/01/2026(e)	39,960
250,000	4.75%, 08/01/2028	261,578
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(e) 6.38%, 08/01/2023	723,312
355,000	Kinetic Concepts Inc / KCI USA Inc(e) 12.50%, 11/01/2021	384,288
	Lamb Weston Holdings Inc(e)
50,000	4.63%, 11/01/2024	50,500
835,000	4.88%, 11/01/2026	846,481
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)(g) 5.50%, 04/15/2025	358,800
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	446,387
125,000	4.88%, 06/15/2025(e)	123,594
320,000	Nielsen Co Luxembourg SARL(e)(g) 5.00%, 02/01/2025	308,400
745,000	Nielsen Finance LLC / Nielsen Finance Co(e) 5.00%, 04/15/2022	737,550
595,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(e) 6.63%, 05/15/2022	563,762
420,000	Par Pharmaceutical Inc(e) 7.50%, 04/01/2027	425,775
205,000	Refinitiv US Holdings Inc(e) 6.25%, 05/15/2026	207,819
	Service Corp International
910,000	5.38%, 05/15/2024	933,887
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 290,000	7.50%, 04/01/2027	$ 333,500
175,000	4.63%, 12/15/2027	173,906
320,000	Sotera Health Holdings LLC(e) 6.50%, 05/15/2023	322,400
	Spectrum Brands Inc
7,000	6.63%, 11/15/2022	7,161
400,000	6.13%, 12/15/2024	404,000
340,000	5.75%, 07/15/2025	342,550
210,000	Star Merger Sub Inc(e) 6.88%, 08/15/2026	214,725
	Tenet Healthcare Corp
565,000	6.00%, 10/01/2020	584,775
325,000	8.13%, 04/01/2022	349,651
275,000	4.63%, 07/15/2024	275,688
220,000	6.25%, 02/01/2027(e)	228,250
	Teva Pharmaceutical Finance Netherlands III BV
445,000	6.00%, 04/15/2024	446,700
685,000	6.75%, 03/01/2028	691,113
735,000	TMS International Corp(e) 7.25%, 08/15/2025	711,862
	WellCare Health Plans Inc
305,000	5.25%, 04/01/2025	315,675
190,000	5.38%, 08/15/2026(e)	198,788
		25,441,780
Energy — 11.89%
605,000	Aker BP ASA(e) 5.88%, 03/31/2025	632,981
310,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp(g) 7.88%, 12/15/2024	114,700
	Antero Resources Corp
740,000	5.38%, 11/01/2021	742,775
180,000	5.63%, 06/01/2023	182,475
475,000	Apergy Corp 6.38%, 05/01/2026	480,937
	Ascent Resources Utica Holdings LLC / ARU Finance Corp(e)
373,000	10.00%, 04/01/2022	408,547
265,000	7.00%, 11/01/2026	254,731
240,000	Baytex Energy Corp(e) 5.63%, 06/01/2024	222,900
	California Resources Corp
370,000	5.00%, 01/15/2020	347,800
317,000	8.00%, 12/15/2022(e)(g)	248,940
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	396,195
134,575	CHC Group LLC / CHC Finance Ltd(i)(j) 0.00%, 10/01/2020	45,756
	Cheniere Corpus Christi Holdings LLC
1,052,000	5.88%, 03/31/2025	1,144,050
560,000	5.13%, 06/30/2027	587,300
	Chesapeake Energy Corp(g)
450,000	5.75%, 03/15/2023	437,625

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 565,000	8.00%, 01/15/2025	$ 576,300
220,000	8.00%, 06/15/2027	216,700
660,000	Comstock Resources Inc(e) 9.75%, 08/15/2026	607,200
420,000	Continental Resources Inc 4.90%, 06/01/2044	427,465
965,000	Covey Park Energy LLC / Covey Park Finance Corp(e) 7.50%, 05/15/2025	894,748
	DCP Midstream Operating LP
250,000	5.38%, 07/15/2025	260,625
520,000	6.75%, 09/15/2037(e)	535,600
	Denbury Resources Inc(e)
476,000	9.00%, 05/15/2021	462,910
180,000	7.50%, 02/15/2024	153,675
	Diamondback Energy Inc
265,000	4.75%, 11/01/2024	270,909
965,000	5.38%, 05/31/2025	1,007,219
	Endeavor Energy Resources LP / EER Finance Inc(e)
300,000	5.50%, 01/30/2026	308,250
755,000	5.75%, 01/30/2028	792,750
	Energy Transfer Operating LP
1,060,000	6.63%, Perpetual(b)(k) 3-mo. LIBOR + 4.15%	1,007,689
720,000	5.88%, 01/15/2024	785,966
250,000	5.50%, 06/01/2027	271,005
380,000	Ensco PLC 7.75%, 02/01/2026	320,625
	EP Energy LLC / Everest Acquisition Finance Inc(e)
344,000	9.38%, 05/01/2024	122,120
390,000	7.75%, 05/15/2026	317,850
960,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp(e) 5.63%, 02/15/2026	976,800
875,000	Holly Energy Partners LP / Holly Energy Finance Corp(e) 6.00%, 08/01/2024	903,000
580,000	Indigo Natural Resources LLC(e) 6.88%, 02/15/2026	513,300
320,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	317,296
	Kinder Morgan Inc
100,000	7.80%, 08/01/2031	128,829
360,000	7.75%, 01/15/2032	470,307
	MEG Energy Corp(e)
280,000	6.38%, 01/30/2023	259,000
700,000	6.50%, 01/15/2025	689,500
	Nabors Industries Inc
75,000	5.50%, 01/15/2023(g)	71,588
800,000	5.75%, 02/01/2025	716,984
125,000	Newfield Exploration Co 5.75%, 01/30/2022	133,385
220,000	Nine Energy Service Inc(e)(l) 8.75%, 11/01/2023	227,150
Principal Amount(a)		Fair Value
Energy — (continued)
	Noble Holding International Ltd
$ 210,000	7.75%, 01/15/2024	$ 189,074
275,000	7.88%, 02/01/2026(e)	255,063
	Oasis Petroleum Inc
873,000	6.88%, 03/15/2022	881,730
485,000	6.25%, 05/01/2026(e)(g)	461,962
560,000	Precision Drilling Corp(e) 7.13%, 01/15/2026	555,275
390,000	Range Resources Corp 5.75%, 06/01/2021	395,850
270,000	SemGroup Corp / Rose Rock Finance Corp 5.63%, 07/15/2022	266,963
	SESI LLC
215,000	7.13%, 12/15/2021	192,694
490,000	7.75%, 09/15/2024	405,475
	Seventy Seven Energy Inc(c)(h)
225,000	6.63%, 11/15/2019(l)	23
345,000	6.50%, 07/15/2022(d)	35
	SM Energy Co(g)
275,000	5.00%, 01/15/2024	254,375
600,000	6.75%, 09/15/2026	575,250
190,000	6.63%, 01/15/2027	180,500
445,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(e) 5.50%, 01/15/2028	445,556
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
220,000	6.50%, 07/15/2027(e)	237,325
450,000	5.00%, 01/15/2028	442,687
140,000	6.88%, 01/15/2029(e)	152,425
	Transocean Inc
17,000	9.00%, 07/15/2023(e)	18,126
235,000	7.50%, 04/15/2031(g)	200,925
354,375	Transocean Pontus Ltd(e) 6.13%, 08/01/2025	358,805
155,000	Transocean Poseidon Ltd(e) 6.88%, 02/01/2027	161,200
	USA Compression Partners LP / USA Compression Finance Corp
470,000	6.88%, 04/01/2026	480,575
125,000	6.88%, 09/01/2027(e)	127,031
70,000	Vermilion Energy Inc(e) 5.63%, 03/15/2025	67,900
	Weatherford International Ltd
130,000	8.25%, 06/15/2023	91,975
370,000	9.88%, 02/15/2024	266,400
455,000	Whiting Petroleum Corp(g) 6.63%, 01/15/2026	445,900
	Williams Cos Inc
39,000	7.75%, 06/15/2031	49,711
240,000	8.75%, 03/15/2032	334,310
	WPX Energy Inc
355,000	8.25%, 08/01/2023	399,375

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 360,000	5.75%, 06/01/2026	$ 365,400
		30,254,352
Financial — 10.64%
510,000	Alliance Data Systems Corp(e) 5.38%, 08/01/2022	516,630
560,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(e) 8.25%, 08/01/2023	574,000
1,690,000	Ally Financial Inc 8.00%, 11/01/2031	2,097,712
570,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	685,425
635,000	ASP AMC Merger Sub Inc(e) 8.00%, 05/15/2025	285,750
	Bank of America Corp(b)(k)
225,000	6.10%, Perpetual 3-mo. LIBOR + 3.89%	238,075
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	287,536
	CIT Group Inc
95,000	5.00%, 08/15/2022	98,919
775,000	5.00%, 08/01/2023	812,781
320,000	5.25%, 03/07/2025	340,496
430,000	CNG Holdings Inc(e)(g) 9.38%, 05/15/2020	423,550
625,000	CNO Financial Group Inc(g) 5.25%, 05/30/2025	646,875
	Credit Acceptance Corp
315,000	7.38%, 03/15/2023	327,206
210,000	6.63%, 03/15/2026(e)	213,150
620,000	Credit Suisse Group AG(e)(k) 6.25%, Perpetual	618,107
230,000	Dresdner Funding Trust I(e) 8.15%, 06/30/2031	289,800
900,000	Equinix Inc 5.38%, 05/15/2027	942,750
745,000	ESH Hospitality Inc(e) 5.25%, 05/01/2025	740,344
305,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	304,205
	Freedom Mortgage Corp(e)
330,000	8.13%, 11/15/2024	292,875
445,000	8.25%, 04/15/2025	394,938
385,000	goeasy Ltd(e) 7.88%, 11/01/2022	404,250
675,000	Howard Hughes Corp(e) 5.38%, 03/15/2025	671,625
530,000	HUB International Ltd(e) 7.00%, 05/01/2026	524,700
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
330,000	5.88%, 02/01/2022	334,085
340,000	6.25%, 02/01/2022	348,789
350,000	6.75%, 02/01/2024	364,875
	Iron Mountain Inc(e)
655,000	4.88%, 09/15/2027	628,800
Principal Amount(a)		Fair Value
Financial — (continued)
$ 135,000	5.25%, 03/15/2028	$ 130,950
	iStar Inc
345,000	6.00%, 04/01/2022	346,294
160,000	5.25%, 09/15/2022	157,600
45,000	Liberty Mutual Group Inc(e) 7.80%, 03/15/2037	51,525
	Lions Gate Capital Holdings LLC(e)
440,000	6.38%, 02/01/2024	460,900
580,000	5.88%, 11/01/2024	597,400
393,000	Lloyds Banking Group PLC(k) 7.50%, Perpetual	404,790
750,000	LPL Holdings Inc(e) 5.75%, 09/15/2025	759,600
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
200,000	5.63%, 05/01/2024	209,000
220,000	4.50%, 01/15/2028	206,800
	Nationstar Mortgage Holdings Inc(e)
450,000	8.13%, 07/15/2023	463,500
145,000	9.13%, 07/15/2026	147,175
405,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	405,000
640,000	Provident Funding Associates LP / PFG Finance Corp(e) 6.38%, 06/15/2025	582,400
125,000	Realogy Group LLC / Realogy Co-Issuer Corp(e) 9.38%, 04/01/2027	127,969
	Royal Bank of Scotland Group PLC(k)
495,000	7.50%, Perpetual	504,281
833,000	7.65%, Perpetual(b) 3-mo. LIBOR + 2.50%	1,047,497
	Springleaf Finance Corp
485,000	6.13%, 05/15/2022	501,975
485,000	6.88%, 03/15/2025	500,762
240,000	7.13%, 03/15/2026	244,349
540,000	Starwood Property Trust Inc 4.75%, 03/15/2025	537,300
376,000	Stearns Holdings LLC(e) 9.38%, 08/15/2020	351,560
1,000,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(e) 6.75%, 06/01/2025	1,007,500
465,000	TMX Finance LLC / TitleMax Finance Corp(e) 11.13%, 04/01/2023	437,100
565,000	Travelport Corporate Finance PLC(e) 6.00%, 03/15/2026	610,200
525,000	USI Inc(e) 6.88%, 05/01/2025	509,906
680,000	Werner FinCo LP / Werner FinCo Inc(e)(g) 8.75%, 07/15/2025	585,888

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 845,000	WeWork Cos Inc(e)(g) 7.88%, 05/01/2025	$ 777,400
		27,074,869
Industrial — 12.13%
218,287	ARD Securities Finance SARL(e)(f)(g) 8.75%, 01/31/2023 PIK rate, 8.75%	206,827
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(e)
990,000	7.25%, 05/15/2024	1,042,915
240,000	6.00%, 02/15/2025	240,000
615,000	ATS Automation Tooling Systems Inc(e) 6.50%, 06/15/2023	635,756
	Berry Global Inc
310,000	5.13%, 07/15/2023	314,650
85,000	4.50%, 02/15/2026(e)	80,767
700,000	BMC East LLC(e) 5.50%, 10/01/2024	687,750
820,000	Boise Cascade Co(e) 5.63%, 09/01/2024	807,700
	Bombardier Inc(e)
100,000	8.75%, 12/01/2021	110,500
815,000	7.50%, 12/01/2024	846,581
390,000	7.88%, 04/15/2027	402,188
550,000	Brand Industrial Services Inc(e) 8.50%, 07/15/2025	493,625
370,000	Briggs & Stratton Corp 6.88%, 12/15/2020	382,950
655,000	Builders FirstSource Inc(e) 5.63%, 09/01/2024	645,175
	BWAY Holding Co(e)
250,000	5.50%, 04/15/2024	248,200
1,180,000	7.25%, 04/15/2025	1,137,957
515,000	CEMEX Finance LLC(e) 6.00%, 04/01/2024	530,450
815,000	Cemex SAB de CV(e) 6.13%, 05/05/2025	843,525
260,000	CPG Merger Sub LLC(e) 8.00%, 10/01/2021	258,700
185,000	Crown Americas LLC / Crown Americas Capital Corp VI(g) 4.75%, 02/01/2026	185,888
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	722,610
	Energizer Holdings Inc(e)
180,000	6.38%, 07/15/2026(g)	184,500
40,000	7.75%, 01/15/2027	42,650
517,000	Gates Global LLC / Gates Global Co(e) 6.00%, 07/15/2022	519,021
195,000	GFL Environmental Inc(e) 5.38%, 03/01/2023	184,275
710,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	744,612
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 415,000	Greif Inc(e) 6.50%, 03/01/2027	$ 424,338
890,000	Hulk Finance Corp(e) 7.00%, 06/01/2026	843,275
750,000	Itron Inc(e) 5.00%, 01/15/2026	737,812
680,000	James Hardie International Finance Designated Activity Co(e) 5.00%, 01/15/2028	657,900
	JELD-WEN Inc(e)
355,000	4.63%, 12/15/2025	337,250
310,000	4.88%, 12/15/2027	292,175
450,000	Legrand France SA 8.50%, 02/15/2025	560,232
490,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	488,775
195,000	MasTec Inc 4.88%, 03/15/2023	195,975
540,000	NCI Building Systems Inc(e) 8.00%, 04/15/2026	484,931
	Novelis Corp(e)
625,000	6.25%, 08/15/2024	639,062
800,000	5.88%, 09/30/2026	796,000
745,000	Oshkosh Corp 5.38%, 03/01/2025	764,556
235,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	233,825
945,000	RBS Global Inc / Rexnord LLC(e) 4.88%, 12/15/2025	933,187
310,000	Resideo Funding Inc(e) 6.13%, 11/01/2026	320,075
	Standard Industries Inc(e)
500,000	5.38%, 11/15/2024	512,500
50,000	6.00%, 10/15/2025	52,355
395,000	5.00%, 02/15/2027	382,281
45,000	4.75%, 01/15/2028	42,975
795,000	Stevens Holding Co Inc(e) 6.13%, 10/01/2026	818,850
400,000	Tennant Co 5.63%, 05/01/2025	403,000
55,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(e) 7.75%, 04/15/2026	47,438
630,000	TopBuild Corp(e) 5.63%, 05/01/2026	620,550
	TransDigm Inc
185,000	6.50%, 05/15/2025	187,794
920,000	6.25%, 03/15/2026(e)	954,500
575,000	6.38%, 06/15/2026	569,164
1,200,000	TTM Technologies Inc(e) 5.63%, 10/01/2025	1,153,500
437,000	US Concrete Inc 6.38%, 06/01/2024	443,555
	USG Corp
305,000	5.50%, 03/01/2025(e)	309,728
715,000	4.88%, 06/01/2027	722,597
250,000	Vertiv Group Corp(e)(g) 9.25%, 10/15/2024	248,750

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 105,000	Vertiv Intermediate Holding Corp(e)(f) 12.00%, 02/15/2022 PIK rate, 13.00%	$ 101,325
780,000	Watco Cos LLC / Watco Finance Corp(e) 6.38%, 04/01/2023	783,900
755,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	726,687
560,000	Zekelman Industries Inc(e) 9.88%, 06/15/2023	595,000
		30,885,589
Technology — 3.79%
595,000	Ascend Learning LLC(e) 6.88%, 08/01/2025	590,538
790,000	Banff Merger Sub Inc(e) 9.75%, 09/01/2026	766,300
	Dell International LLC / EMC Corp(e)
500,000	7.13%, 06/15/2024	530,189
1,395,000	6.02%, 06/15/2026	1,500,453
1,225,000	First Data Corp(e) 5.75%, 01/15/2024	1,259,606
925,000	Infor Software Parent LLC / Infor Software Parent Inc(e)(f) 7.13%, 05/01/2021 PIK rate, 7.88%	927,414
495,000	Infor US Inc 6.50%, 05/15/2022	501,806
380,000	Microchip Technology Inc 1.63%, 02/15/2027	417,164
360,000	Qorvo Inc(e) 5.50%, 07/15/2026	371,736
256,000	Rackspace Hosting Inc(e)(g) 8.63%, 11/15/2024	228,065
950,000	Solera LLC / Solera Finance Inc(e) 10.50%, 03/01/2024	1,029,724
880,000	SS&C Technologies Inc(e) 5.50%, 09/30/2027	888,800
660,000	Western Digital Corp 4.75%, 02/15/2026	629,475
		9,641,270
Utilities — 2.24%
	AES Corp
1,105,000	5.50%, 04/15/2025	1,146,438
260,000	5.13%, 09/01/2027	270,449
	Calpine Corp
90,000	5.88%, 01/15/2024(e)	92,250
875,000	5.75%, 01/15/2025	870,625
355,000	5.25%, 06/01/2026(e)	353,225
125,000	GenOn Energy Inc(c)(l) 9.88%, 10/15/2020	47,840
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 27,099	GenOn Energy Inc / NRG Americas Inc(b) 9.39%, 12/01/2023 6-mo. LIBOR + 6.50%	$ 26,896
	NRG Energy Inc
350,000	7.25%, 05/15/2026	385,067
605,000	6.63%, 01/15/2027	651,131
225,000	5.75%, 01/15/2028(g)	238,500
	Vistra Energy Corp
306,000	7.63%, 11/01/2024	323,601
320,000	8.13%, 01/30/2026(e)	349,200
	Vistra Operations Co LLC(e)
650,000	5.50%, 09/01/2026	676,000
265,000	5.63%, 02/15/2027	275,269
		5,706,491
TOTAL CORPORATE BONDS AND NOTES — 83.99% (Cost $216,837,845)		$213,760,722
CONVERTIBLE BONDS
Communications — 0.08%
237,000	DISH Network Corp 3.38%, 08/15/2026	201,331
Technology — 0.18%
382,000	ON Semiconductor Corp 1.00%, 12/01/2020	472,106
TOTAL CONVERTIBLE BONDS — 0.26% (Cost $625,655)		$ 673,437
Shares
COMMON STOCK
Communications — 0.32%
1,460	Charter Communications Inc Class A (m)	506,488
4,599	T-Mobile USA Inc(m)	317,791
		824,279
Consumer, Cyclical — 0.12%
4,620	Live Nation Entertainment Inc(m)	293,555
Consumer, Non-Cyclical — 0.02%
3,415	Advanz Pharma Corp(m)	62,711
Energy — 0.08%
70	MWO Holdings LLC(h)(m)	2,368
4,765	Nine Point Energy(h)(m)	68,807

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
17,520	Seven Generations Energy Ltd(g)(m)	$ 126,515
		197,690
Financial — 0.36%
20,505	Ally Financial Inc	563,683
7,486	CIT Group Inc	359,103
		922,786
Industrial — 0.00%
491	Tervita Corp(m)	2,212
Technology — 0.14%
20,448	Avaya Holdings Corp(m)	344,140
TOTAL COMMON STOCK — 1.04% (Cost $3,992,218)		$ 2,647,373
CONVERTIBLE PREFERRED STOCK
Energy — 0.05%
101	Nine Point Energy, 0.00%(h)	118,815
Financial — 0.35%
358	Crown Castle International Corp Series A, 6.88%	423,514
15,268	EPR Properties Series C, 5.75%	480,789
		904,303
TOTAL CONVERTIBLE PREFERRED STOCK — 0.40% (Cost $840,389)		$ 1,023,118
PREFERRED STOCK
Financial — 0.22%
13,425	Federal National Mortgage Association(g)	138,680
16,517	GMAC Capital Trust I	430,103
TOTAL PREFERRED STOCK — 0.22% (Cost $756,170)		$ 568,783
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(h)(m)	22,672
TOTAL RIGHTS — 0.01% (Cost $20,531)		$ 22,672
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.64%
$16,900,000	Federal Home Loan Bank 2.23%, 04/01/2019	$ 16,897,935
Repurchase Agreements — 5.32%
676,162	Undivided interest of 12.74% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $676,162 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(n)	676,162
3,216,365	Undivided interest of 13.52% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $3,216,365 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(n)	3,216,365
3,216,365	Undivided interest of 4.86% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $3,216,365 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(n)	3,216,365

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,216,365	Undivided interest of 8.13% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc., 2.65%, dated 3/29/19 to be repurchased at $3,216,365 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(n)	$ 3,216,365
3,216,365	Undivided interest of 88.16% in a repurchase agreement (principal amount/value $3,667,575 with a maturity value of $3,668,385) with Scotia Capital (USA) Inc, 2.65%, dated 3/29/19 to be repurchased at $3,216,365 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 6.25%, 3/31/19 - 2/15/47, with a value of $3,741,753.(n)	3,216,365
		13,541,622
SHORT TERM INVESTMENTS — 11.96% (Cost $30,439,557)		$ 30,439,557
TOTAL INVESTMENTS — 104.36% (Cost $270,768,948)		$265,622,827
OTHER ASSETS & LIABILITIES, NET — (4.36)%		$ (11,107,941)
TOTAL NET ASSETS — 100.00%		$254,514,886
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
(c)	Security in bankruptcy at March 29, 2019.
(d)	Security in default; some interest payments received during the last 12 months.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(f)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(g)	All or a portion of the security is on loan at March 29, 2019.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Restricted security; further details of these securities are included in a subsequent table.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Security in default; no interest payments received during the last 12 months.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TLB	Term Loan B
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
At March 29, 2019, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
CHC Group LLC / CHC Finance Ltd	0.00%	10/01/2020	04/05/2017	$137,200	$45,756	0.02%

At March 29, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	471,686	EUR	410,800	June 19, 2019	$7,586
BB	USD	114,830	EUR	100,000	June 19, 2019	1,855
SSB	USD	129,235	CAD	175,000	April 17, 2019	(1,782)
SSB	USD	657,654	EUR	572,700	June 19, 2019	10,648
					Net Appreciation	$18,307
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
SSB	State Street Bank
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 29, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 16,487,165	$ —	$ 16,487,165
Corporate Bonds and Notes	—	213,760,484	238	213,760,722
Convertible Bonds	—	673,437	—	673,437
Common Stock	2,576,198	—	71,175	2,647,373
Convertible Preferred Stock	—	904,303	118,815	1,023,118
Preferred Stock	568,783	—	—	568,783
Rights	—	—	22,672	22,672
Short Term Investments	—	30,439,557	—	30,439,557
Total investments, at fair value:	3,144,981	262,264,946	212,900	265,622,827
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	20,089	—	20,089
Total Assets	$ 3,144,981	$ 262,285,035	$ 212,900	$ 265,642,916
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (1,782)	$ —	$ (1,782)
Total Liabilities	$ 0	$ (1,782)	$ 0	$ (1,782)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $1,832,705 in forward contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 20.07%
80,001	American Campus Communities Inc REIT	$ 3,806,448
150,325	American Homes 4 Rent REIT Class A	3,415,384
91,254	Apartment Investment & Management Co REIT Class A	4,589,164
80,455	AvalonBay Communities Inc REIT	16,149,732
55,951	Camden Property Trust REIT	5,679,026
214,999	Equity Residential REIT	16,193,725
38,390	Essex Property Trust Inc REIT	11,103,924
28,272	Front Yard Residential Corp REIT	262,081
50,904	Independence Realty Trust Inc REIT	549,254
196,423	Invitation Homes Inc REIT	4,778,972
66,240	Mid-America Apartment Communities Inc REIT	7,242,019
160,339	UDR Inc REIT	7,289,011
		81,058,740
Diversified REITS — 8.49%
22,161	American Assets Trust Inc REIT	1,016,303
23,848	CorePoint Lodging Inc REIT	266,382
243,846	Cousins Properties Inc REIT	2,355,552
120,555	Digital Realty Trust Inc REIT	14,346,045
208,536	Duke Realty Corp REIT	6,377,031
11,712	PS Business Parks Inc REIT	1,836,793
100,781	Vornado Realty Trust REIT	6,796,671
46,015	Washington Real Estate Investment Trust	1,305,906
		34,300,683
Health Care REITS — 11.13%
277,928	HCP Inc REIT	8,699,146
73,702	Healthcare Realty Trust Inc REIT	2,366,571
22,855	LTC Properties Inc REIT	1,046,759
140,005	Senior Housing Properties Trust REIT	1,649,259
7,268	Universal Health Realty Income Trust REIT	550,260
207,533	Ventas Inc REIT	13,242,681
224,236	Welltower Inc REIT	17,400,714
		44,955,390
Hotels REITS — 7.54%
125,051	Apple Hospitality Inc REIT	2,038,331
50,277	Ashford Hospitality Trust Inc REIT	238,816
28,057	Chatham Lodging Trust REIT	539,817
34,849	Chesapeake Lodging Trust REIT	969,151
Shares		Fair Value
Hotels REITS — (continued)
120,772	DiamondRock Hospitality Co REIT	$ 1,307,961
20,861	Hersha Hospitality Trust REIT	357,558
96,340	Hospitality Properties Trust REIT	2,534,705
432,015	Host Hotels & Resorts Inc REIT	8,165,083
117,706	Park Hotels & Resorts Inc REIT	3,658,302
75,222	Pebblebrook Hotel Trust REIT	2,336,395
101,306	RLJ Lodging Trust REIT	1,779,946
30,098	Ryman Hospitality Properties Inc REIT	2,475,260
59,985	Summit Hotel Properties Inc REIT	684,429
132,964	Sunstone Hotel Investors Inc REIT	1,914,682
66,415	Xenia Hotels & Resorts Inc REIT	1,455,153
		30,455,589
Manufactured Homes REITS — 2.95%
52,209	Equity LifeStyle Properties Inc REIT	5,967,489
50,259	Sun Communities Inc REIT	5,956,696
		11,924,185
Office Property REITS — 14.07%
65,337	Alexandria Real Estate Equities Inc REIT	9,314,443
89,905	Boston Properties Inc REIT	12,036,481
103,780	Brandywine Realty Trust REIT	1,645,951
68,842	Columbia Property Trust Inc REIT	1,549,634
64,030	Corporate Office Properties Trust REIT	1,748,019
94,170	Douglas Emmett Inc REIT	3,806,351
36,738	Easterly Government Properties Inc REIT	661,651
71,333	Equity Commonwealth REIT	2,331,876
63,842	Franklin Street Properties Corp REIT	459,024
60,069	Highwoods Properties Inc REIT	2,810,028
91,184	Hudson Pacific Properties Inc REIT	3,138,553
63,543	JBG SMITH Properties REIT	2,627,503
58,858	Kilroy Realty Corp REIT(a)	4,470,854
53,199	Mack-Cali Realty Corp REIT	1,181,018
30,006	NorthStar Realty Europe Corp REIT	520,904
120,306	Paramount Group Inc REIT	1,707,142
75,487	Piedmont Office Realty Trust Inc REIT Class A	1,573,904
48,706	SL Green Realty Corp REIT	4,379,644

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
30,746	Tier Inc REIT	$ 881,180
		56,844,160
Regional Malls REITS — 9.77%
99,200	CBL & Associates Properties Inc REIT(a)	153,760
61,514	Macerich Co REIT	2,666,632
39,497	Pennsylvania Real Estate Investment Trust(a)	248,436
179,936	Simon Property Group Inc REIT	32,786,138
54,159	Tanger Factory Outlet Centers Inc REIT(a)	1,136,256
35,453	Taubman Centers Inc REIT	1,874,755
106,317	Washington Prime Group Inc REIT(a)	600,691
		39,466,668
Shopping Centers REITS — 7.71%
47,790	Acadia Realty Trust REIT	1,303,233
175,530	Brixmor Property Group Inc REIT	3,224,486
42,985	Federal Realty Investment Trust REIT	5,925,482
246,361	Kimco Realty Corp REIT	4,557,679
47,995	Kite Realty Group Trust REIT	767,440
98,265	Regency Centers Corp REIT	6,631,905
66,566	Retail Opportunity Investments Corp REIT	1,154,254
126,979	Retail Properties of America Inc REIT Class A	1,547,874
8,622	Retail Value Inc REIT	268,748
45,772	RPT Realty REIT	549,722
15,861	Seritage Growth Properties REIT(a)	704,863
85,747	SITE Centers Corp	1,167,874
67,583	Urban Edge Properties REIT	1,284,077
69,113	Weingarten Realty Investors REIT	2,029,849
		31,117,486
Storage REITS — 8.32%
108,744	CubeSmart REIT	3,484,158
73,646	Extra Space Storage Inc REIT	7,505,264
27,310	Life Storage Inc REIT	2,656,444
32,407	National Storage Affiliates Trust REIT	923,923
87,307	Public Storage REIT	19,013,718
		33,583,507
Warehouse/Industry REITS — 9.61%
21,051	EastGroup Properties Inc REIT	2,350,134
74,334	First Industrial Realty Trust Inc REIT	2,628,450
86,277	Liberty Property Trust REIT	4,177,532
366,533	Prologis Inc REIT	26,372,049
Shares		Fair Value
Warehouse/Industry REITS — (continued)
30,001	QTS Realty Trust Inc REIT Class A	$ 1,349,745
53,659	Rexford Industrial Realty Inc REIT	1,921,529
		38,799,439
TOTAL COMMON STOCK — 99.66% (Cost $365,366,258)		$402,505,847
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.85%
$ 373,833	Undivided interest of 7.05% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $373,833 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(b)	373,833
1,778,117	Undivided interest of 3.53% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $1,778,117 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(b)	1,778,117
1,778,117	Undivided interest of 7.47% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $1,778,117 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(b)	1,778,117

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,778,117	Undivided interest of 9.88% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $1,778,117 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(b)	$ 1,778,117
1,778,117	Undivided interest of 2.68% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $1,778,117 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(b)	1,778,117
SHORT TERM INVESTMENTS — 1.85% (Cost $7,486,301)		$ 7,486,301
TOTAL INVESTMENTS — 101.51% (Cost $372,852,559)		$409,992,148
OTHER ASSETS & LIABILITIES, NET — (1.51)%		$ (6,090,945)
TOTAL NET ASSETS — 100.00%		$403,901,203
(a)	All or a portion of the security is on loan at March 29, 2019.
(b)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	19	USD	2,695,910	June 2019	$7,885
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 29, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 402,505,847	$ —	$ —	$ 402,505,847
Short Term Investments	—	7,486,301	—	7,486,301
Total investments, at fair value:	402,505,847	7,486,301	0	409,992,148
Other Financial Investments:
Futures Contracts(a)	7,885	—	—	7,885
Total Assets	$ 402,513,732	$ 7,486,301	$ 0	$ 410,000,033
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 28 futures contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.06%
26,309	Air Products & Chemicals Inc	$ 5,023,967
12,338	Albemarle Corp	1,011,469
13,400	Celanese Corp	1,321,374
30,057	CF Industries Holdings Inc	1,228,730
278,075	DowDuPont Inc	14,824,178
17,240	Eastman Chemical Co	1,308,171
16,211	FMC Corp	1,245,329
172,202	Freeport-McMoRan Inc	2,219,684
12,491	International Flavors & Fragrances Inc	1,608,716
51,468	International Paper Co	2,381,424
67,217	Linde PLC	11,825,487
38,444	LyondellBasell Industries NV Class A	3,232,371
45,541	Mosaic Co	1,243,725
62,989	Newmont Mining Corp	2,253,117
37,606	Nucor Corp	2,194,310
29,510	PPG Industries Inc	3,330,794
10,063	Sherwin-Williams Co	4,334,235
		60,587,081
Communications — 14.80%
36,919	Alphabet Inc Class A(a)	43,449,602
37,908	Alphabet Inc Class C(a)	44,477,836
50,878	Amazon.com Inc(a)	90,600,999
6,000	Arista Networks Inc(a)	1,886,760
898,394	AT&T Inc	28,173,636
5,579	Booking Holdings Inc(a)	9,734,853
43,394	CBS Corp Class B	2,062,517
116,435	CenturyLink Inc	1,396,056
21,400	Charter Communications Inc Class A (a)	7,423,874
542,894	Cisco Systems Inc	29,310,847
557,013	Comcast Corp Class A	22,269,380
97,103	Corning Inc	3,214,109
21,810	Discovery Inc Class A(a)	589,306
44,644	Discovery Inc Class C(a)	1,134,850
29,910	DISH Network Corp Class A(a)	947,848
105,932	eBay Inc	3,934,314
14,405	Expedia Group Inc	1,714,195
7,884	F5 Networks Inc(a)	1,237,236
294,203	Facebook Inc Class A(a)	49,040,698
43,908	Fox Corp Class A(a)	1,611,873
19,470	Fox Corp Class B(a)	698,571
46,414	Interpublic Group of Cos Inc	975,158
43,057	Juniper Networks Inc	1,139,719
19,369	Motorola Solutions Inc	2,719,795
53,845	Netflix Inc(a)	19,198,973
56,166	News Corp Class A	698,705
13,531	News Corp Class B	169,002
26,519	Omnicom Group Inc	1,935,622
73,409	Symantec Corp	1,687,673
14,126	TripAdvisor Inc(a)	726,783
89,767	Twitter Inc(a)	2,951,539
13,349	VeriSign Inc(a)	2,423,644
509,593	Verizon Communications Inc	30,132,234
Shares		Fair Value
Communications — (continued)
40,523	Viacom Inc Class B	$ 1,137,481
216,765	Walt Disney Co	24,067,409
		434,873,097
Consumer, Cyclical — 8.34%
8,643	Advance Auto Parts Inc	1,473,891
13,595	Alaska Air Group Inc	762,951
52,590	American Airlines Group Inc	1,670,258
33,137	Aptiv PLC	2,634,060
3,157	AutoZone Inc(a)	3,233,147
28,873	Best Buy Co Inc	2,051,715
27,099	BorgWarner Inc	1,040,873
16,235	Capri Holdings Ltd(a)	742,751
21,993	CarMax Inc(a)(b)	1,535,111
49,433	Carnival Corp	2,507,242
3,217	Chipotle Mexican Grill Inc(a)	2,285,067
23,515	Copart Inc(a)	1,424,774
54,325	Costco Wholesale Corp	13,154,255
14,928	Darden Restaurants Inc	1,813,304
76,198	Delta Air Lines Inc	3,935,627
32,844	Dollar General Corp	3,918,289
29,852	Dollar Tree Inc(a)	3,135,654
42,878	DR Horton Inc	1,774,292
36,082	Fastenal Co	2,320,433
14,890	Foot Locker Inc	902,334
481,675	Ford Motor Co	4,229,107
30,318	Gap Inc	793,725
157,316	General Motors Co	5,836,424
17,911	Genuine Parts Co	2,006,569
43,001	Hanesbrands Inc	768,858
22,553	Harley-Davidson Inc(b)	804,240
12,982	Hasbro Inc	1,103,730
35,839	Hilton Worldwide Holdings Inc	2,978,579
140,032	Home Depot Inc	26,870,740
20,429	Kohl's Corp	1,404,902
28,129	L Brands Inc	775,798
15,214	Leggett & Platt Inc	642,335
35,153	Lennar Corp Class A	1,725,661
42,215	LKQ Corp(a)	1,198,062
99,930	Lowe's Cos Inc	10,939,337
38,980	Macy's Inc	936,689
35,628	Marriott International Inc Class A	4,456,707
50,190	Mattel Inc(a)(b)	652,470
94,355	McDonald's Corp	17,918,014
64,267	MGM Resorts International	1,649,091
7,900	Mohawk Industries Inc(a)	996,585
56,586	Newell Brands Inc(b)	868,029
155,099	NIKE Inc Class B	13,060,887
15,734	Nordstrom Inc	698,275
23,285	Norwegian Cruise Line Holdings Ltd(a)	1,279,744
9,696	O'Reilly Automotive Inc(a)	3,764,957
44,750	PACCAR Inc	3,049,265
30,019	PulteGroup Inc	839,331
8,298	PVH Corp	1,011,941
5,867	Ralph Lauren Corp	760,833

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
45,762	Ross Stores Inc	$ 4,260,442
20,926	Royal Caribbean Cruises Ltd	2,398,538
62,630	Southwest Airlines Co	3,251,123
152,230	Starbucks Corp	11,316,778
33,504	Tapestry Inc	1,088,545
65,307	Target Corp	5,241,540
13,438	Tiffany & Co	1,418,381
152,622	TJX Cos Inc	8,121,017
13,685	Tractor Supply Co	1,337,846
7,022	Ulta Beauty Inc(a)	2,448,782
27,387	Under Armour Inc Class A(a)	578,961
26,045	Under Armour Inc Class C(a)	491,469
26,642	United Continental Holdings Inc(a)	2,125,499
38,605	VF Corp	3,355,161
99,060	Walgreens Boots Alliance Inc	6,267,526
175,567	Walmart Inc	17,123,050
7,913	Whirlpool Corp	1,051,559
5,655	WW Grainger Inc	1,701,759
12,520	Wynn Resorts Ltd	1,493,886
37,660	Yum! Brands Inc	3,758,845
		245,167,620
Consumer, Non-Cyclical — 22.32%
217,296	Abbott Laboratories	17,370,642
181,919	AbbVie Inc	14,660,852
5,500	ABIOMED Inc(a)	1,570,745
28,236	Alexion Pharmaceuticals Inc(a)	3,816,942
9,109	Align Technology Inc(a)	2,589,962
38,902	Allergan PLC	5,695,642
231,170	Altria Group Inc	13,276,093
19,309	AmerisourceBergen Corp	1,535,452
77,115	Amgen Inc	14,650,308
32,106	Anthem Inc	9,213,780
71,020	Archer-Daniels-Midland Co	3,063,093
54,407	Automatic Data Processing Inc	8,690,974
10,078	Avery Dennison Corp	1,138,814
60,123	Baxter International Inc	4,888,601
32,848	Becton Dickinson & Co	8,203,131
24,260	Biogen Inc(a)	5,734,579
171,723	Boston Scientific Corp(a)	6,590,729
201,382	Bristol-Myers Squibb Co	9,607,935
19,720	Brown-Forman Corp Class B	1,040,822
23,760	Campbell Soup Co(b)	905,969
36,658	Cardinal Health Inc	1,765,083
88,073	Celgene Corp(a)	8,308,807
51,362	Centene Corp(a)	2,727,322
28,428	Church & Dwight Co Inc	2,024,926
46,872	Cigna Corp	7,537,955
10,649	Cintas Corp	2,152,269
16,393	Clorox Co	2,630,421
474,543	Coca-Cola Co	22,237,085
105,678	Colgate-Palmolive Co	7,243,170
59,933	Conagra Brands Inc	1,662,541
20,722	Constellation Brands Inc Class A	3,633,188
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,450	Cooper Cos Inc	$ 1,910,296
64,246	Coty Inc Class A	738,829
157,846	CVS Health Corp	8,512,635
77,822	Danaher Corp	10,274,060
14,730	DaVita Inc(a)	799,692
25,028	DENTSPLY SIRONA Inc	1,241,139
32,305	Ecolab Inc	5,703,125
25,497	Edwards Lifesciences Corp(a)	4,878,341
110,702	Eli Lilly & Co	14,364,692
14,264	Equifax Inc	1,690,284
27,135	Estee Lauder Cos Inc Class A	4,492,199
11,102	FleetCor Technologies Inc(a)	2,737,642
12,015	Gartner Inc(a)	1,822,435
76,102	General Mills Inc	3,938,278
157,306	Gilead Sciences Inc	10,226,463
19,140	Global Payments Inc	2,612,993
20,857	H&R Block Inc	499,317
32,152	HCA Healthcare Inc	4,191,978
18,062	Henry Schein Inc(a)	1,085,707
17,251	Hershey Co	1,980,932
31,095	Hologic Inc(a)	1,504,998
36,463	Hormel Foods Corp	1,632,084
16,719	Humana Inc	4,447,254
11,153	IDEXX Laboratories Inc(a)	2,493,811
45,392	IHS Markit Ltd(a)	2,468,417
18,144	Illumina Inc(a)	5,637,159
20,640	Incyte Corp(a)	1,775,246
14,141	Intuitive Surgical Inc(a)	8,068,572
19,515	IQVIA Holdings Inc(a)	2,807,233
13,229	JM Smucker Co	1,541,179
328,440	Johnson & Johnson	45,912,628
33,261	Kellogg Co	1,908,516
41,771	Kimberly-Clark Corp	5,175,427
77,233	Kraft Heinz Co	2,521,657
94,970	Kroger Co	2,336,262
12,873	Laboratory Corp of America Holdings(a)	1,969,312
18,664	Lamb Weston Holdings Inc	1,398,680
15,194	McCormick & Co Inc	2,288,672
24,511	McKesson Corp	2,869,258
164,894	Medtronic PLC	15,018,545
318,337	Merck & Co Inc	26,476,088
21,327	Molson Coors Brewing Co Class B	1,272,156
179,350	Mondelez International Inc Class A	8,953,152
48,229	Monster Beverage Corp(a)	2,632,339
21,117	Moody's Corp	3,824,078
66,890	Mylan NV(a)	1,895,663
22,209	Nektar Therapeutics(a)	746,222
44,274	Nielsen Holdings PLC	1,047,966
144,690	PayPal Holdings Inc(a)	15,024,610
174,339	PepsiCo Inc	21,365,244
13,933	Perrigo Co PLC	671,013
684,693	Pfizer Inc	29,078,912
192,531	Philip Morris International Inc	17,017,815
308,515	Procter & Gamble Co	32,100,986
20,442	Quanta Services Inc	771,481

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,125	Quest Diagnostics Inc	$ 1,449,960
9,922	Regeneron Pharmaceuticals Inc(a)	4,074,172
16,894	ResMed Inc	1,756,469
14,059	Robert Half International Inc	916,084
14,920	Rollins Inc	620,970
30,460	S&P Global Inc	6,413,353
38,147	Stryker Corp	7,534,795
58,511	Sysco Corp	3,906,194
5,271	Teleflex Inc	1,592,685
49,702	Thermo Fisher Scientific Inc	13,604,431
19,710	Total System Services Inc	1,872,647
37,200	Tyson Foods Inc Class A	2,582,796
10,214	United Rentals Inc(a)	1,166,950
118,553	UnitedHealth Group Inc	29,313,415
10,160	Universal Health Services Inc Class B	1,359,103
12,077	Varian Medical Systems Inc(a)	1,711,552
20,853	Verisk Analytics Inc Class A	2,773,449
31,399	Vertex Pharmaceuticals Inc(a)	5,775,846
6,120	WellCare Health Plans Inc(a)	1,650,870
25,748	Zimmer Biomet Holdings Inc	3,288,020
60,416	Zoetis Inc	6,082,079
		655,967,344
Energy — 5.38%
61,612	Anadarko Petroleum Corp	2,802,114
48,913	Apache Corp	1,695,325
63,503	Baker Hughes	1,760,303
50,876	Cabot Oil & Gas Corp	1,327,864
234,331	Chevron Corp	28,864,893
11,744	Cimarex Energy Co	820,906
23,478	Concho Resources Inc	2,605,119
141,578	ConocoPhillips	9,448,916
57,805	Devon Energy Corp	1,824,326
18,754	Diamondback Energy Inc	1,904,094
71,465	EOG Resources Inc	6,802,039
522,541	Exxon Mobil Corp	42,221,313
110,320	Halliburton Co	3,232,376
15,522	Helmerich & Payne Inc	862,402
29,766	Hess Corp	1,792,806
18,215	HollyFrontier Corp	897,453
241,517	Kinder Morgan Inc	4,832,755
101,102	Marathon Oil Corp	1,689,414
83,572	Marathon Petroleum Corp	5,001,784
45,341	National Oilwell Varco Inc	1,207,884
54,708	Noble Energy Inc	1,352,929
92,440	Occidental Petroleum Corp	6,119,528
52,135	ONEOK Inc	3,641,108
51,414	Phillips 66	4,893,070
20,765	Pioneer Natural Resources Co	3,162,094
168,815	Schlumberger Ltd	7,355,269
51,982	TechnipFMC PLC	1,222,617
52,832	Valero Energy Corp	4,481,738
Shares		Fair Value
Energy — (continued)
149,587	Williams Cos Inc	$ 4,296,139
		158,118,578
Financial — 17.33%
5,933	Affiliated Managers Group Inc	635,484
92,634	Aflac Inc	4,631,700
13,606	Alexandria Real Estate Equities Inc REIT	1,939,671
5,353	Alliance Data Systems Corp	936,668
41,636	Allstate Corp	3,921,278
86,223	American Express Co	9,424,174
105,505	American International Group Inc	4,543,045
54,404	American Tower Corp REIT	10,720,852
16,710	Ameriprise Financial Inc	2,140,551
30,276	Aon PLC	5,168,113
20,689	Apartment Investment & Management Co REIT Class A	1,040,450
21,577	Arthur J Gallagher & Co	1,685,164
6,011	Assurant Inc	570,504
17,376	AvalonBay Communities Inc REIT	3,487,884
1,107,813	Bank of America Corp	30,564,561
108,431	Bank of New York Mellon Corp	5,468,175
94,180	BB&T Corp	4,382,195
240,196	Berkshire Hathaway Inc Class B(a)	48,252,974
15,184	BlackRock Inc Class A	6,489,186
18,658	Boston Properties Inc REIT	2,497,933
14,356	Brighthouse Financial Inc(a)	520,979
57,445	Capital One Financial Corp	4,692,682
12,549	CBOE Global Markets Inc	1,197,677
38,519	CBRE Group Inc Class A(a)	1,904,765
146,301	Charles Schwab Corp	6,255,831
56,410	Chubb Ltd	7,901,913
20,179	Cincinnati Financial Corp	1,733,376
292,088	Citigroup Inc	18,173,715
60,030	Citizens Financial Group Inc	1,950,975
44,147	CME Group Inc	7,265,713
18,533	Comerica Inc	1,358,840
51,020	Crown Castle International Corp REIT	6,530,560
25,938	Digital Realty Trust Inc REIT	3,086,622
42,151	Discover Financial Services	2,999,465
41,623	Duke Realty Corp REIT	1,272,831
30,377	E*TRADE Financial Corp	1,410,404
9,941	Equinix Inc REIT	4,504,864
47,060	Equity Residential REIT	3,544,559
7,775	Essex Property Trust Inc REIT	2,248,841
5,016	Everest Re Group Ltd	1,083,255
15,700	Extra Space Storage Inc REIT	1,599,987
8,348	Federal Realty Investment Trust REIT	1,150,772
95,825	Fifth Third Bancorp	2,416,706

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
20,317	First Republic Bank	$ 2,041,046
37,538	Franklin Resources Inc	1,244,009
42,551	Goldman Sachs Group Inc	8,169,366
43,137	Hartford Financial Services Group Inc	2,144,772
58,923	HCP Inc REIT	1,844,290
92,293	Host Hotels & Resorts Inc REIT	1,744,338
123,254	Huntington Bancshares Inc	1,562,861
70,112	Intercontinental Exchange Inc	5,338,328
48,970	Invesco Ltd	945,611
38,423	Iron Mountain Inc REIT	1,362,480
33,501	Jefferies Financial Group Inc	629,484
403,806	JPMorgan Chase & Co	40,877,281
123,414	KeyCorp	1,943,770
47,059	Kimco Realty Corp REIT	870,592
25,575	Lincoln National Corp	1,501,253
32,174	Loews Corp	1,542,100
17,740	M&T Bank Corp	2,785,535
10,985	Macerich Co REIT	476,200
63,149	Marsh & McLennan Cos Inc	5,929,691
111,644	MasterCard Inc Class A	26,286,580
116,670	MetLife Inc	4,966,642
14,705	Mid-America Apartment Communities Inc REIT	1,607,698
160,602	Morgan Stanley	6,777,404
14,199	NASDAQ Inc	1,242,271
26,550	Northern Trust Corp	2,400,385
47,443	People's United Financial Inc	779,963
56,775	PNC Financial Services Group Inc	6,964,021
31,134	Principal Financial Group Inc	1,562,615
72,852	Progressive Corp	5,251,901
77,014	Prologis Inc REIT	5,541,157
49,704	Prudential Financial Inc	4,566,804
17,849	Public Storage REIT	3,887,155
15,988	Raymond James Financial Inc	1,285,595
37,466	Realty Income Corp REIT	2,755,999
20,016	Regency Centers Corp REIT	1,350,880
133,263	Regions Financial Corp	1,885,671
13,885	SBA Communications Corp REIT(a)	2,772,279
38,104	Simon Property Group Inc REIT	6,942,930
11,288	SL Green Realty Corp REIT	1,015,017
45,371	State Street Corp	2,985,866
54,044	SunTrust Banks Inc	3,202,107
6,340	SVB Financial Group(a)	1,409,762
82,777	Synchrony Financial	2,640,586
28,624	T Rowe Price Group Inc	2,865,835
12,508	Torchmark Corp	1,025,031
32,484	Travelers Cos Inc Class A	4,455,505
35,823	UDR Inc REIT	1,628,514
24,841	Unum Group	840,371
185,558	US Bancorp	8,942,040
45,243	Ventas Inc REIT	2,886,956
215,846	Visa Inc Class A	33,712,987
Shares		Fair Value
Financial — (continued)
19,458	Vornado Realty Trust REIT	$ 1,312,248
504,964	Wells Fargo & Co	24,399,860
45,517	Welltower Inc REIT	3,532,119
53,758	Western Union Co	992,910
92,067	Weyerhaeuser Co REIT	2,425,045
15,922	Willis Towers Watson PLC	2,796,699
23,290	Zions Bancorp NA	1,057,599
		509,213,908
Industrial — 9.24%
70,989	3M Co	14,750,094
37,143	Agilent Technologies Inc	2,985,554
10,619	Allegion PLC	963,250
28,779	AMETEK Inc	2,387,794
36,267	Amphenol Corp Class A	3,425,055
19,123	AO Smith Corp	1,019,638
56,402	Arconic Inc	1,077,842
42,769	Ball Corp	2,474,614
64,779	Boeing Co	24,708,006
70,901	Caterpillar Inc	9,606,377
16,527	CH Robinson Worldwide Inc	1,437,684
96,642	CSX Corp	7,230,754
17,602	Cummins Inc	2,778,828
39,333	Deere & Co	6,286,987
18,073	Dover Corp	1,695,247
51,694	Eaton Corp PLC	4,164,469
75,800	Emerson Electric Co	5,190,026
20,210	Expeditors International of Washington Inc	1,533,939
30,218	FedEx Corp	5,481,847
14,462	FLIR Systems Inc	688,102
17,880	Flowserve Corp	807,103
20,170	Fluor Corp	742,256
35,568	Fortive Corp	2,983,800
15,031	Fortune Brands Home & Security Inc	715,626
14,729	Garmin Ltd	1,271,849
33,508	General Dynamics Corp	5,672,234
1,062,691	General Electric Co	10,616,283
15,125	Harris Corp	2,415,614
89,751	Honeywell International Inc	14,263,229
5,139	Huntington Ingalls Industries Inc Class A	1,064,801
37,935	Illinois Tool Works Inc	5,444,811
28,861	Ingersoll-Rand PLC	3,115,545
14,453	Jacobs Engineering Group Inc	1,086,721
11,105	JB Hunt Transport Services Inc	1,124,825
110,497	Johnson Controls International PLC	4,081,759
11,761	Kansas City Southern	1,364,041
24,322	Keysight Technologies Inc(a)	2,120,878
9,438	L3 Technologies Inc	1,947,720
30,142	Lockheed Martin Corp	9,047,423
7,909	Martin Marietta Materials Inc	1,591,133
37,145	Masco Corp	1,460,170

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
3,052	Mettler-Toledo International Inc(a)	$ 2,206,596
33,179	Norfolk Southern Corp	6,200,823
20,772	Northrop Grumman Corp	5,600,131
12,763	Packaging Corp of America	1,268,387
15,864	Parker-Hannifin Corp	2,722,580
22,512	Pentair PLC	1,002,009
12,623	PerkinElmer Inc	1,216,352
35,608	Raytheon Co	6,483,505
26,575	Republic Services Inc	2,136,099
15,148	Rockwell Automation Inc	2,657,868
12,337	Roper Technologies Inc	4,218,884
18,276	Sealed Air Corp	841,793
7,760	Snap-on Inc	1,214,595
18,706	Stanley Black & Decker Inc	2,547,196
43,201	TE Connectivity Ltd	3,488,481
28,943	Textron Inc	1,466,252
5,819	TransDigm Group Inc(a)	2,641,768
89,078	Union Pacific Corp	14,893,842
85,650	United Parcel Service Inc Class B	9,570,531
99,916	United Technologies Corp	12,878,173
17,745	Vulcan Materials Co	2,101,008
18,207	Wabtec Corp	1,342,220
47,137	Waste Management Inc	4,898,006
8,990	Waters Corp(a)	2,262,873
29,821	Westrock Co	1,143,635
20,480	Xylem Inc	1,618,739
		271,446,274
Technology — 16.45%
79,069	Accenture PLC Class A	13,917,725
95,829	Activision Blizzard Inc	4,363,094
59,978	Adobe Inc(a)	15,983,537
110,471	Advanced Micro Devices Inc(a)	2,819,220
20,243	Akamai Technologies Inc(a)	1,451,626
45,968	Analog Devices Inc	4,839,051
9,922	ANSYS Inc(a)	1,812,849
552,450	Apple Inc	104,937,878
117,087	Applied Materials Inc	4,643,671
26,581	Autodesk Inc(a)	4,141,851
49,060	Broadcom Inc	14,752,833
15,075	Broadridge Financial Solutions Inc	1,563,127
34,579	Cadence Design Systems Inc(a)	2,196,112
39,325	Cerner Corp(a)	2,249,783
15,459	Citrix Systems Inc	1,540,644
70,926	Cognizant Technology Solutions Corp Class A	5,138,589
33,085	DXC Technology Co	2,127,696
36,835	Electronic Arts Inc(a)	3,743,541
40,229	Fidelity National Information Services Inc	4,549,900
48,294	Fiserv Inc(a)	4,263,394
17,921	Fortinet Inc(a)	1,504,826
Shares		Fair Value
Technology — (continued)
175,719	Hewlett Packard Enterprise Co	$ 2,711,344
192,147	HP Inc	3,733,416
554,606	Intel Corp	29,782,342
109,745	International Business Machines Corp	15,485,020
31,742	Intuit Inc	8,297,676
4,657	IPG Photonics Corp(a)	706,840
10,000	Jack Henry & Associates Inc	1,387,400
18,787	KLA-Tencor Corp	2,243,356
19,127	Lam Research Corp	3,423,924
34,657	Maxim Integrated Products Inc	1,842,713
29,752	Microchip Technology Inc	2,468,226
140,588	Micron Technology Inc(a)	5,810,502
946,199	Microsoft Corp	111,594,710
10,323	MSCI Inc Class A	2,052,625
30,459	NetApp Inc	2,112,027
74,188	NVIDIA Corp	13,321,197
313,636	Oracle Corp	16,845,390
40,011	Paychex Inc	3,208,882
17,080	Qorvo Inc(a)	1,225,148
149,768	QUALCOMM Inc	8,541,269
21,254	Red Hat Inc(a)	3,883,106
93,488	salesforce.com Inc(a)	14,805,695
29,906	Seagate Technology PLC	1,432,198
22,554	Skyworks Solutions Inc	1,860,254
17,388	Synopsys Inc(a)	2,002,228
13,690	Take-Two Interactive Software Inc(a)	1,291,925
115,742	Texas Instruments Inc	12,276,754
37,613	Western Digital Corp	1,807,681
22,108	Xerox Corp	707,014
30,569	Xilinx Inc	3,875,844
		483,277,653
Utilities — 3.30%
86,400	AES Corp	1,562,112
29,679	Alliant Energy Corp	1,398,771
28,593	Ameren Corp	2,103,015
61,062	American Electric Power Co Inc	5,113,943
20,673	American Water Works Co Inc	2,155,367
15,310	Atmos Energy Corp	1,575,858
61,778	CenterPoint Energy Inc	1,896,585
32,696	CMS Energy Corp	1,815,936
40,075	Consolidated Edison Inc	3,398,761
100,095	Dominion Energy Inc	7,673,283
22,075	DTE Energy Co	2,753,636
89,661	Duke Energy Corp	8,069,490
41,121	Edison International	2,546,212
24,647	Entergy Corp	2,356,993
31,403	Evergy Inc	1,822,944
38,957	Eversource Energy	2,763,999
118,057	Exelon Corp	5,918,197
64,331	FirstEnergy Corp(b)	2,676,813
58,840	NextEra Energy Inc	11,374,949

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
47,546	NiSource Inc	$ 1,362,668
34,617	NRG Energy Inc	1,470,530
13,831	Pinnacle West Capital Corp	1,321,967
91,437	PPL Corp	2,902,210
59,913	Public Service Enterprise Group Inc	3,559,431
32,604	Sempra Energy	4,103,539
127,591	Southern Co	6,593,903
37,890	WEC Energy Group Inc	2,996,341
65,118	Xcel Energy Inc	3,660,283
		96,947,736
TOTAL COMMON STOCK — 99.22% (Cost $1,641,878,061)		$2,915,599,291
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.52%
$15,300,000	Federal Home Loan Bank 2.28%, 04/01/2019	15,298,087
Repurchase Agreements — 0.16%
1,129,490	Undivided interest of 1.71% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $1,129,490 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	1,129,490
237,487	Undivided interest of 17.14% in a repurchase agreement (principal amount/value $1,389,708 with a maturity value of $1,390,009) with Credit Agricole Securities (USA) Inc., 2.60%, dated 3/29/19 to be repurchased at $237,487 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 4/25/19 - 7/15/27, with a value of $1,417,503.(c)	237,487
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,129,490	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $1,129,490 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(c)	$ 1,129,490
1,129,490	Undivided interest of 2.79% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $1,129,490 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(c)	1,129,490
1,129,490	Undivided interest of 6.29% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $1,129,490 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(c)	1,129,490
		4,755,447
SHORT TERM INVESTMENTS — 0.68% (Cost $20,053,534)		$ 20,053,534
TOTAL INVESTMENTS — 99.90% (Cost $1,661,931,595)		$2,935,652,825
OTHER ASSETS & LIABILITIES, NET — 0.10%		$ 3,058,584
TOTAL NET ASSETS — 100.00%		$2,938,711,409

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	228	USD	32,350,920	June 2019	$150,405
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,915,599,291	$ —	$ —	$ 2,915,599,291
Short Term Investments	—	20,053,534	—	20,053,534
Total investments, at fair value:	2,915,599,291	20,053,534	0	2,935,652,825
Other Financial Investments:
Futures Contracts(a)	150,405	—	—	150,405
Total Assets	$ 2,915,749,696	$ 20,053,534	$ 0	$ 2,935,803,230
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 333 futures contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.03%
60,192	Allegheny Technologies Inc(a)	$ 1,539,110
29,172	Ashland Global Holdings Inc	2,279,208
28,817	Cabot Corp	1,199,652
21,931	Carpenter Technology Corp	1,005,536
77,946	Chemours Co	2,896,473
55,936	Commercial Metals Co	955,387
15,621	Compass Minerals International Inc(b)	849,314
29,380	Domtar Corp	1,458,717
19,753	Ingevity Corp(a)	2,086,114
16,321	Minerals Technologies Inc	959,512
4,114	NewMarket Corp	1,783,666
79,056	Olin Corp	1,829,356
37,037	PolyOne Corp	1,085,555
31,596	Reliance Steel & Aluminum Co	2,851,855
30,925	Royal Gold Inc	2,812,010
61,908	RPM International Inc	3,593,140
19,906	Sensient Technologies Corp	1,349,428
107,218	Steel Dynamics Inc	3,781,579
79,960	United States Steel Corp	1,558,420
87,761	Valvoline Inc	1,628,844
52,181	Versum Materials Inc	2,625,226
		40,128,102
Communications — 3.65%
21,571	AMC Networks Inc Class A(a)	1,224,370
75,937	ARRIS International PLC(a)	2,400,369
2,359	Cable One Inc	2,315,075
29,310	Cars.com Inc(a)	668,268
65,946	Ciena Corp(a)	2,462,424
17,771	FactSet Research Systems Inc	4,412,006
16,143	InterDigital Inc	1,065,115
20,774	John Wiley & Sons Inc Class A	918,626
24,407	LogMeIn Inc	1,955,001
18,525	Meredith Corp	1,023,691
65,663	New York Times Co Class A	2,157,030
15,699	Plantronics Inc	723,881
101,300	TEGNA Inc	1,428,330
43,072	Telephone & Data Systems Inc	1,323,603
26,682	ViaSat Inc(a)(b)	2,067,855
20,157	World Wrestling Entertainment Inc Class A	1,749,224
36,317	Yelp Inc(a)	1,252,936
		29,147,804
Consumer, Cyclical — 12.92%
40,110	Adient PLC	519,826
78,522	American Eagle Outfitters Inc	1,740,833
27,400	AutoNation Inc(a)	978,728
66,180	Bed Bath & Beyond Inc(b)	1,124,398
38,000	Boyd Gaming Corp	1,039,680
18,600	Brinker International Inc	825,468
40,426	Brunswick Corp	2,034,641
275,000	Caesars Entertainment Corp(a)	2,389,750
21,877	Carter's Inc	2,204,983
17,026	Casey's General Stores Inc	2,192,438
Shares		Fair Value
Consumer, Cyclical — (continued)
19,665	Cheesecake Factory Inc	$ 962,012
16,529	Churchill Downs Inc	1,491,908
50,088	Cinemark Holdings Inc	2,003,019
11,212	Cracker Barrel Old Country Store Inc	1,811,971
68,451	Dana Inc	1,214,321
13,860	Deckers Outdoor Corp(a)	2,037,281
41,650	Delphi Technologies PLC	802,179
34,752	Dick's Sporting Goods Inc	1,279,221
8,937	Dillard's Inc Class A(b)	643,643
19,422	Domino's Pizza Inc	5,012,818
38,939	Dunkin' Brands Group Inc	2,924,319
30,017	Eldorado Resorts Inc(a)	1,401,494
26,008	Five Below Inc(a)	3,231,494
109,562	Goodyear Tire & Rubber Co	1,988,550
28,174	Herman Miller Inc	991,161
20,738	HNI Corp	752,582
11,927	International Speedway Corp Class A	520,375
12,086	Jack in the Box Inc	979,691
141,347	JetBlue Airways Corp(a)	2,312,437
39,791	KB Home	961,748
64,417	Live Nation Entertainment Inc(a)	4,093,056
18,897	Marriott Vacations Worldwide Corp	1,766,869
40,462	Michaels Cos Inc(a)	462,076
21,080	MSC Industrial Direct Co Inc Class A	1,743,527
25,963	Nu Skin Enterprises Inc Class A	1,242,589
1,589	NVR Inc(a)	4,396,763
24,500	Ollie's Bargain Outlet Holdings Inc(a)	2,090,585
9,929	Papa John's International Inc(b)	525,741
50,098	Penn National Gaming Inc(a)	1,006,970
27,148	Polaris Industries Inc	2,292,106
18,724	Pool Corp	3,088,898
56,604	Sally Beauty Holdings Inc(a)	1,042,080
25,515	Scientific Games Corp Class A(a)	521,016
18,454	Scotts Miracle-Gro Co(b)	1,450,115
24,311	Signet Jewelers Ltd	660,287
33,439	Six Flags Entertainment Corp	1,650,215
61,965	Skechers USA Inc Class A(a)	2,082,644
21,497	Tempur Sealy International Inc(a)	1,239,732
31,696	Texas Roadhouse Inc	1,971,174
23,949	Thor Industries Inc	1,493,699
64,445	Toll Brothers Inc	2,332,909
48,959	Toro Co	3,370,338
65,873	TRI Pointe Group Inc(a)	832,635
23,505	Tupperware Brands Corp	601,258
35,594	Urban Outfitters Inc(a)	1,055,006
13,829	Visteon Corp(a)	931,383
15,016	Watsco Inc	2,150,441
84,236	Wendy's Co	1,506,982
37,157	Williams-Sonoma Inc	2,090,824
32,427	World Fuel Services Corp	936,816

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
43,957	Wyndham Destinations Inc	$ 1,779,819
46,694	Wyndham Hotels & Resorts Inc	2,334,233
		103,115,755
Consumer, Non-Cyclical — 15.66%
31,805	Aaron's Inc	1,672,943
41,326	Acadia Healthcare Co Inc(a)(b)	1,211,265
27,119	Adtalem Global Education Inc(a)	1,256,152
13,549	Amedisys Inc(a)	1,670,050
24,855	ASGN Inc(a)	1,578,044
22,862	Avanos Medical Inc(a)	975,750
31,026	Avis Budget Group Inc(a)	1,081,566
9,434	Bio-Rad Laboratories Inc Class A(a)	2,883,785
17,595	Bio-Techne Corp	3,493,487
3,962	Boston Beer Co Inc Class A(a)	1,167,720
23,885	Brink's Co	1,801,168
16,842	Cantel Medical Corp	1,126,561
67,550	Catalent Inc(a)	2,741,855
22,342	Charles River Laboratories International Inc(a)	3,245,176
7,437	Chemed Corp	2,380,361
37,248	CoreLogic Inc(a)	1,387,860
25,138	Edgewell Personal Care Co(a)	1,103,307
46,863	Encompass Health Corp	2,736,799
139,157	Exelixis Inc(a)	3,311,937
85,265	Flowers Foods Inc	1,817,850
36,084	Globus Medical Inc Class A(a)	1,782,910
2,025	Graham Holdings Co Class B	1,383,440
21,926	Green Dot Corp Class A(a)	1,329,812
24,677	Haemonetics Corp(a)	2,158,744
41,353	Hain Celestial Group Inc(a)	956,081
35,268	Healthcare Services Group Inc	1,163,491
25,740	HealthEquity Inc(a)	1,904,245
11,872	Helen of Troy Ltd(a)	1,376,677
31,336	Hill-Rom Holdings Inc	3,317,229
7,737	ICU Medical Inc(a)	1,851,696
31,129	Ingredion Inc	2,947,605
8,170	Inogen Inc(a)	779,173
17,311	Insperity Inc	2,140,678
32,991	Integra LifeSciences Holdings Corp(a)	1,838,259
9,258	Lancaster Colony Corp	1,450,636
9,792	Ligand Pharmaceuticals Inc(a)	1,230,952
22,695	LivaNova PLC(a)	2,207,089
32,233	LiveRamp Holdings Inc(a)	1,758,955
39,069	Mallinckrodt PLC(a)	849,360
28,114	ManpowerGroup Inc	2,324,747
17,508	MarketAxess Holdings Inc	4,308,369
22,613	Masimo Corp(a)	3,126,926
41,413	MEDNAX Inc(a)	1,125,191
29,126	Molina Healthcare Inc(a)	4,134,727
24,647	NuVasive Inc(a)	1,399,703
38,661	Patterson Cos Inc	844,743
31,054	Post Holdings Inc(a)	3,397,308
27,753	PRA Health Sciences Inc(a)	3,060,878
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,942	Prestige Consumer Healthcare Inc(a)	$ 716,105
130,321	Sabre Corp	2,787,566
9,400	Sanderson Farms Inc	1,239,296
84,374	Service Corp International	3,387,616
14,962	Sotheby's (a)	564,816
60,641	Sprouts Farmers Market Inc(a)	1,306,207
39,489	Steris PLC	5,055,777
29,179	Syneos Health Inc(a)	1,510,305
39,048	Tenet Healthcare Corp(a)	1,126,144
9,196	Tootsie Roll Industries Inc	342,453
26,195	TreeHouse Foods Inc(a)	1,690,887
20,530	United Therapeutics Corp(a)	2,409,606
17,424	Weight Watchers International Inc(a)	351,094
34,537	West Pharmaceutical Services Inc	3,805,977
20,076	WEX Inc(a)	3,854,391
		124,941,500
Energy — 4.13%
36,000	Apergy Corp(a)	1,478,160
104,309	Callon Petroleum Co(a)	787,533
501,056	Chesapeake Energy Corp(a)(b)	1,553,274
95,375	CNX Resources Corp(a)	1,027,189
21,116	Core Laboratories NV	1,455,526
205,357	Ensco PLC Class A(b)	807,053
119,980	EQT Corp	2,488,385
94,597	Equitrans Midstream Corp	2,060,323
35,044	First Solar Inc(a)	1,851,725
48,292	Matador Resources Co(a)	933,484
83,333	McDermott International Inc(a)	619,998
76,067	Murphy Oil Corp	2,228,763
14,015	Murphy USA Inc(a)	1,199,964
52,369	NOW Inc(a)	731,071
128,781	Oasis Petroleum Inc(a)	777,837
46,014	Oceaneering International Inc(a)	725,641
99,608	Patterson-UTI Energy Inc	1,396,504
55,494	PBF Energy Inc Class A	1,728,083
111,465	QEP Resources Inc(a)	868,312
97,414	Range Resources Corp	1,094,933
61,396	Rowan Cos PLC Class A(a)	662,463
49,095	SM Energy Co	858,672
253,664	Southwestern Energy Co(a)	1,189,684
234,502	Transocean Ltd(a)	2,042,513
183,437	WPX Energy Inc(a)	2,404,859
		32,971,949
Financial — 24.63%
31,083	Alexander & Baldwin Inc REIT	790,752
6,787	Alleghany Corp(a)	4,156,359
63,732	American Campus Communities Inc REIT	3,032,369
32,796	American Financial Group Inc	3,155,303
77,238	Associated Banc-Corp	1,649,031
42,751	BancorpSouth Bank	1,206,433

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
19,651	Bank of Hawaii Corp	$ 1,549,874
57,529	Bank OZK	1,667,190
145,000	Brixmor Property Group Inc REIT	2,663,650
109,198	Brown & Brown Inc	3,222,433
45,122	Camden Property Trust REIT	4,579,883
36,189	Cathay General Bancorp	1,227,169
33,564	Chemical Financial Corp	1,381,494
77,392	CNO Financial Group Inc	1,252,203
46,180	Commerce Bancshares Inc	2,681,211
55,243	CoreCivic Inc REIT	1,074,476
17,523	CoreSite Realty Corp REIT	1,875,311
50,850	Corporate Office Properties Trust REIT	1,388,205
195,551	Cousins Properties Inc REIT	1,889,023
29,749	Cullen/Frost Bankers Inc	2,887,735
50,030	CyrusOne Inc REIT	2,623,573
19,958	Deluxe Corp	872,564
75,188	Douglas Emmett Inc REIT	3,039,099
67,579	East West Bancorp Inc	3,241,765
54,500	Eaton Vance Corp	2,196,895
35,603	EPR Properties REIT	2,737,871
19,083	Evercore Inc Class A	1,736,553
45,043	Federated Investors Inc Class B	1,320,210
51,975	First American Financial Corp	2,676,712
31,500	First Financial Bankshares Inc	1,820,070
148,148	First Horizon National Corp	2,071,109
58,882	First Industrial Realty Trust Inc REIT	2,082,067
153,128	FNB Corp	1,623,157
81,550	Fulton Financial Corp	1,262,394
239,401	Genworth Financial Inc Class A(a)	916,906
57,818	GEO Group Inc REIT	1,110,106
39,390	Hancock Whitney Corp	1,591,356
18,878	Hanover Insurance Group Inc	2,155,301
58,053	Healthcare Realty Trust Inc REIT	1,864,082
48,995	Highwoods Properties Inc REIT	2,291,986
73,415	Home BancShares Inc	1,289,902
76,670	Hospitality Properties Trust REIT	2,017,188
35,569	Interactive Brokers Group Inc Class A	1,845,320
26,592	International Bancshares Corp	1,011,294
79,567	Janus Henderson Group PLC	1,987,584
51,952	JBG SMITH Properties REIT	2,148,215
21,185	Jones Lang LaSalle Inc	3,266,303
28,863	Kemper Corp	2,197,629
46,989	Kilroy Realty Corp REIT(b)	3,569,284
39,653	Lamar Advertising Co REIT Class A	3,142,897
40,367	Legg Mason Inc	1,104,845
3,436	LendingTree Inc(a)(b)	1,207,960
68,852	Liberty Property Trust REIT	3,333,814
21,768	Life Storage Inc REIT	2,117,373
42,862	Mack-Cali Realty Corp REIT	951,536
Shares		Fair Value
Financial — (continued)
178,444	Medical Properties Trust Inc REIT	$ 3,302,998
13,016	Mercury General Corp	651,711
76,055	National Retail Properties Inc REIT	4,212,686
100,851	Navient Corp	1,166,846
220,050	New York Community Bancorp Inc	2,545,978
134,529	Old Republic International Corp	2,814,347
95,917	Omega Healthcare Investors Inc REIT	3,659,234
57,315	PacWest Bancorp	2,155,617
62,146	Pebblebrook Hotel Trust REIT	1,930,255
34,645	Pinnacle Financial Partners Inc	1,895,081
31,497	PotlatchDeltic Corp REIT	1,190,272
19,952	Primerica Inc	2,437,137
31,261	Prosperity Bancshares Inc	2,158,885
60,477	Rayonier Inc REIT	1,906,235
56,400	Realogy Holdings Corp(b)	642,960
29,377	Reinsurance Group of America Inc	4,170,946
20,014	RenaissanceRe Holdings Ltd	2,872,009
85,093	Sabra Health Care Inc REIT	1,656,761
60,992	SEI Investments Co	3,186,832
113,419	Senior Housing Properties Trust REIT	1,336,076
25,986	Signature Bank	3,328,027
205,626	SLM Corp	2,037,754
99,016	Sterling Bancorp	1,844,668
33,430	Stifel Financial Corp	1,763,767
74,250	Synovus Financial Corp	2,551,230
43,423	Tanger Factory Outlet Centers Inc REIT(b)	911,015
29,173	Taubman Centers Inc REIT	1,542,668
77,118	TCF Financial Corp	1,595,571
24,028	Texas Capital Bancshares Inc(a)	1,311,689
31,958	Trustmark Corp	1,074,748
21,370	UMB Financial Corp	1,368,535
103,645	Umpqua Holdings Corp	1,710,142
49,175	United Bankshares Inc	1,782,102
85,158	Uniti Group Inc REIT(b)	952,918
54,992	Urban Edge Properties REIT	1,044,848
154,078	Valley National Bancorp	1,476,067
37,483	Washington Federal Inc	1,082,884
43,491	Webster Financial Corp	2,203,689
56,295	Weingarten Realty Investors REIT	1,653,384
26,330	Wintrust Financial Corp	1,772,799
44,977	WR Berkley Corp	3,810,451
		196,466,846
Industrial — 18.82%
18,795	Acuity Brands Inc	2,255,588
72,589	AECOM (a)	2,153,716
29,835	AGCO Corp	2,075,024
29,644	AptarGroup Inc	3,153,825

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
40,608	Arrow Electronics Inc(a)	$ 3,129,253
51,681	Avnet Inc	2,241,405
18,895	Belden Inc	1,014,662
43,413	Bemis Co Inc	2,408,553
26,874	Carlisle Cos Inc	3,295,290
24,102	Clean Harbors Inc(a)	1,724,016
80,443	Cognex Corp	4,091,331
11,510	Coherent Inc(a)	1,631,197
45,818	Colfax Corp(a)	1,359,878
23,800	Crane Co	2,013,956
20,522	Curtiss-Wright Corp	2,325,963
59,527	Donaldson Co Inc	2,979,922
14,444	Dycom Industries Inc(a)	663,557
22,075	Eagle Materials Inc	1,860,923
26,797	EMCOR Group Inc	1,958,325
28,533	Energizer Holdings Inc	1,281,988
20,130	EnerSys	1,311,671
17,511	GATX Corp	1,337,315
26,277	Genesee & Wyoming Inc Class A(a)	2,289,778
121,821	Gentex Corp	2,519,258
77,572	Graco Inc	3,841,365
22,032	Granite Construction Inc	950,681
12,302	Greif Inc Class A	507,458
25,456	Hubbell Inc	3,003,299
35,945	IDEX Corp	5,454,294
40,957	ITT Inc	2,375,506
66,914	Jabil Inc	1,779,243
66,364	KBR Inc	1,266,889
38,981	Kennametal Inc	1,432,552
25,047	Kirby Corp(a)	1,881,280
58,344	Knight-Swift Transportation Holdings Inc	1,906,682
19,005	Landstar System Inc	2,078,957
16,935	Lennox International Inc	4,477,614
29,353	Lincoln Electric Holdings Inc	2,461,836
11,823	Littelfuse Inc	2,157,461
62,741	Louisiana-Pacific Corp	1,529,626
28,443	MasTec Inc(a)	1,368,108
92,634	MDU Resources Group Inc	2,392,736
16,682	MSA Safety Inc	1,724,919
53,667	National Instruments Corp	2,380,668
24,395	Nordson Corp	3,232,825
75,896	nVent Electric PLC	2,047,674
30,669	Old Dominion Freight Line Inc	4,428,297
33,342	Oshkosh Corp	2,504,984
73,253	Owens-Illinois Inc	1,390,342
20,343	Regal Beloit Corp	1,665,481
57,584	Resideo Technologies Inc(a)	1,110,795
24,571	Ryder System Inc	1,523,156
37,580	Silgan Holdings Inc	1,113,495
47,019	Sonoco Products Co	2,893,079
40,009	Stericycle Inc(a)	2,177,290
19,322	SYNNEX Corp	1,843,126
17,685	Tech Data Corp(a)	1,811,121
16,846	Teledyne Technologies Inc(a)	3,992,670
30,281	Terex Corp	972,929
31,967	Timken Co	1,394,401
Shares		Fair Value
Industrial — (continued)
27,177	Trex Co Inc(a)	$ 1,671,929
117,632	Trimble Inc(a)	4,752,333
61,481	Trinity Industries Inc	1,335,982
19,804	Universal Display Corp	3,027,041
10,555	Valmont Industries Inc	1,373,206
61,763	Vishay Intertechnology Inc	1,140,763
20,968	Werner Enterprises Inc	716,057
26,016	Woodward Inc	2,468,658
18,527	Worthington Industries Inc	691,428
52,156	XPO Logistics Inc(a)(b)	2,802,863
		150,129,493
Technology — 9.69%
53,892	ACI Worldwide Inc(a)	1,771,430
82,714	Allscripts Healthcare Solutions Inc(a)	789,091
22,553	Blackbaud Inc	1,798,151
11,596	CACI International Inc Class A(a)	2,110,704
58,193	CDK Global Inc	3,422,912
27,890	Cirrus Logic Inc(a)	1,173,332
17,919	CommVault Systems Inc(a)	1,160,076
44,885	Covetrus Inc(a)	1,429,587
48,314	Cree Inc(a)	2,764,527
168,577	Cypress Semiconductor Corp	2,515,169
13,674	Fair Isaac Corp(a)	3,714,269
60,066	Integrated Device Technology Inc(a)	2,942,633
21,775	j2 Global Inc	1,885,715
68,503	Leidos Holdings Inc	4,390,357
35,831	Lumentum Holdings Inc(a)	2,025,885
30,525	Manhattan Associates Inc(a)	1,682,233
29,794	MAXIMUS Inc	2,114,778
29,562	Medidata Solutions Inc(a)	2,165,121
25,091	MKS Instruments Inc	2,334,717
18,119	Monolithic Power Systems Inc	2,454,943
55,796	NCR Corp(a)	1,522,673
33,594	NetScout Systems Inc(a)	942,984
67,000	Perspecta Inc	1,354,740
87,888	Pitney Bowes Inc	603,791
49,932	PTC Inc(a)	4,602,732
23,506	Science Applications International Corp	1,808,787
20,703	Silicon Laboratories Inc(a)	1,674,045
16,082	Synaptics Inc(a)	639,259
56,264	Teradata Corp(a)	2,455,924
80,951	Teradyne Inc	3,225,088
18,086	Tyler Technologies Inc(a)	3,696,778
14,669	Ultimate Software Group Inc(a)	4,842,677
25,158	Zebra Technologies Corp Class A(a)	5,271,356
		77,286,464
Utilities — 4.26%
23,982	ALLETE Inc	1,972,040
82,792	Aqua America Inc	3,016,940
25,669	Black Hills Corp	1,901,303

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
51,862	Hawaiian Electric Industries Inc	$ 2,114,414
23,536	IDACORP Inc	2,342,773
40,495	National Fuel Gas Co	2,468,575
40,876	New Jersey Resources Corp	2,035,216
23,876	NorthWestern Corp	1,681,109
93,170	OGE Energy Corp	4,017,490
24,331	ONE Gas Inc	2,166,189
37,699	PNM Resources Inc	1,784,671
24,763	Southwest Gas Holdings Inc	2,037,004
23,550	Spire Inc	1,937,930
81,138	UGI Corp	4,496,668
		33,972,322
TOTAL COMMON STOCK — 98.79% (Cost $684,012,652)		$788,160,235
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.12%
$8,900,000	Federal Home Loan Bank 2.28%, 04/01/2019	8,898,888
Repurchase Agreements — 2.30%
4,326,216	Undivided interest of 10.68% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $4,326,216 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(c)	4,326,216
1,083,033	Undivided interest of 20.42% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $1,083,033 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(c)	1,083,033
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,326,216	Undivided interest of 24.05% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $4,326,216 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(c)	$ 4,326,216
4,326,216	Undivided interest of 6.53% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $4,326,216 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	4,326,216
4,326,216	Undivided interest of 8.58% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $4,326,216 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(c)	4,326,216
		18,387,897
SHORT TERM INVESTMENTS — 3.42% (Cost $27,286,785)		$ 27,286,785
TOTAL INVESTMENTS — 102.21% (Cost $711,299,437)		$815,447,020
OTHER ASSETS & LIABILITIES, NET — (2.21)%		$ (17,603,143)
TOTAL NET ASSETS — 100.00%		$797,843,877

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	85	USD	16,158,500	June 2019	$186,550
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 788,160,235	$ —	$ —	$ 788,160,235
Short Term Investments	—	27,286,785	—	27,286,785
Total investments, at fair value:	788,160,235	27,286,785	0	815,447,020
Other Financial Investments:
Futures Contracts(a)	186,550	—	—	186,550
Total Assets	$ 788,346,785	$ 27,286,785	$ 0	$ 815,633,570
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 63 futures contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.13%
35,568	AdvanSix Inc(a)	$ 1,016,178
395,390	AK Steel Holding Corp(a)(b)	1,087,322
30,254	American Vanguard Corp	520,974
39,037	Balchem Corp	3,622,634
63,096	Century Aluminum Co(a)	560,292
18,885	Clearwater Paper Corp(a)	367,880
92,592	Ferro Corp(a)	1,752,766
11,002	Hawkins Inc	405,204
61,623	HB Fuller Co	2,997,343
23,158	Innophos Holdings Inc	697,982
29,166	Innospec Inc	2,430,986
19,705	Kaiser Aluminum Corp	2,063,705
26,270	Koppers Holdings Inc(a)	682,495
38,005	Kraton Corp(a)	1,223,001
174,961	Livent Corp(a)	2,148,521
23,818	Materion Corp	1,359,055
49,446	Mercer International Inc	668,015
20,950	Neenah Inc	1,348,342
55,941	PH Glatfelter Co	789,887
16,058	Quaker Chemical Corp	3,216,899
58,893	Rayonier Advanced Materials Inc	798,589
22,191	Rogers Corp(a)	3,525,706
36,498	Schweitzer-Mauduit International Inc	1,413,202
24,605	Stepan Co	2,153,430
		36,850,408
Communications — 4.51%
116,521	8x8 Inc(a)	2,353,724
56,941	ADTRAN Inc	780,092
12,718	ATN International Inc	717,168
41,219	CalAmp Corp(a)	518,535
59,156	Cincinnati Bell Inc(a)	564,348
50,665	Cogent Communications Holdings Inc	2,748,576
83,925	Consolidated Communications Holdings Inc(b)	915,622
36,009	Digi International Inc(a)	456,234
16,083	ePlus Inc(a)	1,423,989
66,404	EW Scripps Co Class A	1,394,484
139,305	Extreme Networks Inc(a)	1,043,394
141,656	Finisar Corp(a)	3,282,170
126,542	Frontier Communications Corp(a)(b)	251,819
134,727	Gannett Co Inc	1,420,023
107,711	Harmonic Inc(a)	583,794
30,120	HealthStream Inc(a)	845,167
118,430	Iridium Communications Inc(a)	3,131,289
29,652	Liquidity Services Inc(a)	228,617
37,145	NETGEAR Inc(a)	1,230,242
68,349	New Media Investment Group Inc	717,664
81,251	NIC Inc	1,388,580
38,827	Perficient Inc(a)	1,063,472
49,021	QuinStreet Inc(a)	656,391
34,194	Scholastic Corp	1,359,553
Shares		Fair Value
Communications — (continued)
41,685	Shutterfly Inc(a)	$ 1,694,078
21,722	Shutterstock Inc	1,012,897
23,842	Spok Holdings Inc	324,728
20,121	Stamps.com Inc(a)	1,638,051
25,024	TechTarget Inc(a)	407,140
276,812	Viavi Solutions Inc(a)	3,426,933
266,807	Vonage Holdings Corp(a)	2,678,742
		40,257,516
Consumer, Cyclical — 14.56%
80,949	Abercrombie & Fitch Co Class A	2,218,812
15,798	Allegiant Travel Co	2,045,367
135,523	American Axle & Manufacturing Holdings Inc(a)	1,939,334
35,281	Anixter International Inc(a)	1,979,617
23,180	Asbury Automotive Group Inc(a)	1,607,765
195,396	Ascena Retail Group Inc(a)	211,028
41,761	Barnes & Noble Education Inc(a)	175,396
66,180	Barnes & Noble Inc	359,357
109,036	Belmond Ltd Class A(a)	2,718,267
48,702	Big Lots Inc	1,851,650
25,998	BJ's Restaurants Inc	1,229,185
33,290	Buckle Inc(b)	623,189
50,946	Caleres Inc	1,257,857
109,392	Callaway Golf Co	1,742,615
29,180	Cato Corp Class A	437,116
10,060	Cavco Industries Inc(a)	1,182,352
148,986	Chico's FAS Inc	636,170
19,181	Children's Place Inc	1,865,928
20,270	Chuy's Holdings Inc(a)	461,548
29,484	Conn's Inc(a)	674,004
61,736	Cooper Tire & Rubber Co	1,845,289
19,639	Cooper-Standard Holdings Inc(a)	922,247
55,708	Core-Mark Holding Co Inc	2,068,438
79,620	Crocs Inc(a)	2,050,215
48,570	Daktronics Inc	361,847
46,198	Dave & Buster's Entertainment Inc	2,303,894
80,873	Designer Brands Inc Class A(a)	1,796,998
20,885	Dine Brands Global Inc	1,906,592
35,529	Dorman Products Inc(a)	3,129,750
24,259	El Pollo Loco Holdings Inc(a)	315,610
29,386	Ethan Allen Interiors Inc	562,154
85,308	Express Inc(a)	365,118
61,639	EZCORP Inc Class A(a)	574,475
26,834	Fiesta Restaurant Group Inc(a)	351,794
52,672	FirstCash Inc	4,556,128
54,960	Fossil Group Inc(a)	754,051
45,991	Fox Factory Holding Corp(a)	3,214,311
51,451	G-III Apparel Group Ltd(a)	2,055,982
124,107	GameStop Corp Class A(b)	1,260,927
91,919	Garrett Motion Inc(a)	1,353,967
23,757	Genesco Inc(a)	1,082,131

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
41,410	Gentherm Inc(a)	$ 1,526,373
21,418	Group 1 Automotive Inc	1,385,745
67,239	Guess? Inc	1,317,884
23,930	Haverty Furniture Cos Inc	523,588
58,656	Hawaiian Holdings Inc	1,539,720
23,567	Hibbett Sports Inc(a)	537,563
26,094	Installed Building Products Inc(a)	1,265,559
69,868	Interface Inc	1,070,378
33,621	iRobot Corp(a)(b)	3,956,855
378,934	JC Penney Co Inc(a)(b)	564,612
19,450	Kirkland's Inc(a)	136,734
57,222	La-Z-Boy Inc	1,887,754
30,082	LCI Industries	2,310,899
23,099	LGI Homes Inc(a)(b)	1,391,484
26,597	Lithia Motors Inc Class A	2,466,872
33,120	Lumber Liquidators Holdings Inc(a)	334,512
33,007	M/I Homes Inc(a)	878,646
25,293	Marcus Corp	1,012,985
26,216	MarineMax Inc(a)	502,299
59,927	MDC Holdings Inc	1,741,479
44,217	Meritage Homes Corp(a)	1,976,942
43,648	Methode Electronics Inc	1,256,189
55,235	Mobile Mini Inc	1,874,676
13,526	Monarch Casino & Resort Inc(a)	594,062
22,206	Motorcar Parts of America Inc(a)	419,027
20,267	Movado Group Inc	737,313
37,967	Nautilus Inc(a)	211,097
653,864	Office Depot Inc	2,373,526
20,830	Oxford Industries Inc	1,567,666
23,985	PetMed Express Inc(b)	546,378
15,041	Red Robin Gourmet Burgers Inc(a)	433,331
35,403	Regis Corp(a)	696,377
22,573	RH (a)(b)	2,323,890
33,822	Ruth's Hospitality Group Inc	865,505
31,639	ScanSource Inc(a)	1,133,309
31,866	Shake Shack Inc Class A(a)(b)	1,884,874
13,253	Shoe Carnival Inc(b)	451,000
61,678	SkyWest Inc	3,348,499
36,773	Sleep Number Corp(a)	1,728,331
27,226	Sonic Automotive Inc Class A	403,217
23,669	Standard Motor Products Inc	1,162,148
94,212	Steven Madden Ltd	3,188,134
26,507	Superior Industries International Inc	126,173
58,240	Tailored Brands Inc(b)	456,602
53,526	Tile Shop Holdings Inc	302,957
57,484	Titan International Inc	343,179
16,239	Unifi Inc(a)	314,225
18,797	UniFirst Corp	2,885,340
16,969	Universal Electronics Inc(a)	630,398
23,664	Vera Bradley Inc(a)	313,548
15,847	Veritiv Corp(a)	417,093
65,789	Vista Outdoor Inc(a)	526,970
20,754	Vitamin Shoppe Inc(a)	146,108
Shares		Fair Value
Consumer, Cyclical — (continued)
69,532	Wabash National Corp	$ 942,159
41,774	William Lyon Homes Class A(a)	642,066
35,577	Wingstop Inc	2,704,919
36,407	Winnebago Industries Inc	1,134,078
109,850	Wolverine World Wide Inc	3,924,941
21,274	Zumiez Inc(a)	529,510
		129,916,173
Consumer, Non-Cyclical — 17.86%
79,346	ABM Industries Inc	2,884,227
45,516	Acorda Therapeutics Inc(a)	604,908
11,775	Addus HomeCare Corp(a)	748,772
110,000	Akorn Inc(a)	387,200
41,871	AMAG Pharmaceuticals Inc(a)	539,298
18,915	American Public Education Inc(a)	569,720
57,518	AMN Healthcare Services Inc(a)	2,708,523
41,163	Amphastar Pharmaceuticals Inc(a)	840,960
30,920	Andersons Inc	996,552
46,391	AngioDynamics Inc(a)	1,060,498
10,193	ANI Pharmaceuticals Inc(a)	719,014
17,350	Anika Therapeutics Inc(a)	524,664
90,958	Arlo Technologies Inc(a)	375,657
76,015	Assertio Therapeutics Inc(a)	385,396
532,724	Avon Products Inc(a)	1,566,209
79,705	B&G Foods Inc(b)	1,946,396
40,634	BioTelemetry Inc(a)	2,544,501
18,416	Calavo Growers Inc	1,544,182
37,352	Cal-Maine Foods Inc	1,667,020
39,930	Cambrex Corp(a)	1,551,280
43,000	Cardiovascular Systems Inc(a)	1,662,380
45,413	Cardtronics PLC Class A(a)	1,615,795
31,233	Care.com Inc(a)	617,164
85,070	Career Education Corp(a)	1,405,356
12,014	Central Garden & Pet Co(a)	307,078
51,151	Central Garden & Pet Co Class A(a)	1,189,261
26,977	Chefs' Warehouse Inc(a)	837,636
5,749	Coca-Cola Consolidated Inc	1,654,735
136,516	Community Health Systems Inc(a)(b)	509,205
31,795	CONMED Corp	2,644,708
125,217	Corcept Therapeutics Inc(a)(b)	1,470,048
11,259	CorVel Corp(a)	734,537
42,566	Cross Country Healthcare Inc(a)	299,239
40,528	CryoLife Inc(a)	1,182,202
16,110	Cutera Inc(a)	284,503
62,903	Cytokinetics Inc(a)(b)	508,885
198,204	Darling Ingredients Inc(a)	4,291,117
109,043	Dean Foods Co	330,400
66,898	Diplomat Pharmacy Inc(a)	388,677
13,016	Eagle Pharmaceuticals Inc(a)	657,178
55,270	Emergent BioSolutions Inc(a)	2,792,240
19,040	Enanta Pharmaceuticals Inc(a)	1,818,701
244,685	Endo International PLC(a)	1,964,821

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
59,824	Ensign Group Inc	$ 3,062,391
72,738	EVERTEC Inc	2,022,844
13,145	Forrester Research Inc	635,561
45,372	FTI Consulting Inc(a)	3,485,477
23,580	Heidrick & Struggles International Inc	903,821
8,001	Heska Corp(a)	681,045
103,380	HMS Holdings Corp(a)	3,061,082
81,525	Innoviva Inc(a)	1,143,796
35,993	Integer Holdings Corp(a)	2,714,592
21,411	Inter Parfums Inc	1,624,453
38,185	Invacare Corp	319,608
18,202	J&J Snack Foods Corp	2,891,206
10,238	John B Sanfilippo & Son Inc	735,805
36,625	Kelly Services Inc Class A	807,947
68,723	Korn Ferry	3,077,416
36,275	Lannett Co Inc(a)(b)	285,484
48,151	Lantheus Holdings Inc(a)	1,178,736
18,425	LeMaitre Vascular Inc	571,175
35,314	LHC Group Inc(a)	3,914,910
41,056	LSC Communications Inc	268,096
48,670	Luminex Corp	1,119,897
29,431	Magellan Health Inc(a)	1,940,091
37,911	Matthews International Corp Class A	1,400,811
80,559	Medicines Co(a)(b)	2,251,624
14,147	Medifast Inc	1,804,450
32,016	Medpace Holdings Inc(a)	1,887,983
49,999	Meridian Bioscience Inc	880,482
65,919	Merit Medical Systems Inc(a)	4,075,772
15,212	MGP Ingredients Inc(b)	1,173,606
119,103	Momenta Pharmaceuticals Inc(a)	1,730,567
39,631	Monro Inc	3,428,874
88,774	Myriad Genetics Inc(a)	2,947,297
39,662	Natus Medical Inc(a)	1,006,622
49,960	Navigant Consulting Inc	972,721
62,559	Neogen Corp(a)	3,590,261
114,335	NeoGenomics Inc(a)	2,339,294
71,230	OraSure Technologies Inc(a)	794,214
23,245	Orthofix Medical Inc(a)	1,311,250
73,579	Owens & Minor Inc	301,674
23,205	Phibro Animal Health Corp Class A	765,765
103,465	Progenics Pharmaceuticals Inc(a)	480,078
12,887	Providence Service Corp(a)	858,532
40,396	Quanex Building Products Corp	641,892
36,748	REGENXBIO Inc(a)	2,106,028
54,142	Rent-A-Center Inc(a)	1,129,944
47,343	Repligen Corp(a)	2,797,024
34,001	Resources Connection Inc	562,377
81,402	RR Donnelley & Sons Co	384,217
131,882	Select Medical Holdings Corp(a)	1,858,217
8,812	Seneca Foods Corp Class A(a)	216,775
42,141	SpartanNash Co	668,778
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
127,929	Spectrum Pharmaceuticals Inc(a)	$ 1,367,561
26,105	Strategic Education Inc	3,427,848
63,480	Supernus Pharmaceuticals Inc(a)	2,224,339
17,171	Surmodics Inc(a)	746,595
20,671	Tactile Systems Technology Inc(a)	1,089,775
35,231	Team Inc(a)	616,542
57,920	Tivity Health Inc(a)	1,017,075
158,646	Travelport Worldwide Ltd	2,495,502
48,147	TrueBlue Inc(a)	1,138,195
64,403	United Natural Foods Inc(a)	851,408
30,508	Universal Corp	1,758,176
15,673	US Physical Therapy Inc	1,646,135
63,676	Vanda Pharmaceuticals Inc(a)	1,171,638
45,868	Varex Imaging Corp(a)	1,554,008
23,832	Viad Corp	1,341,503
16,608	WD-40 Co(b)	2,814,059
		159,403,764
Energy — 4.60%
153,614	Archrock Inc	1,502,345
23,500	Bonanza Creek Energy Inc(a)	533,215
75,683	C&J Energy Services Inc(a)	1,174,600
26,131	CARBO Ceramics Inc(a)	91,458
99,981	Carrizo Oil & Gas Inc(a)	1,246,763
32,729	CONSOL Energy Inc(a)	1,119,986
580,359	Denbury Resources Inc(a)	1,189,736
80,889	Diamond Offshore Drilling Inc(a)(b)	848,526
44,073	Dril-Quip Inc(a)	2,020,747
24,732	Era Group Inc(a)	285,407
37,698	Exterran Corp(a)	635,211
31,615	FutureFuel Corp	423,641
14,853	Geospace Technologies Corp(a)	192,198
44,989	Green Plains Inc	750,417
15,971	Gulf Island Fabrication Inc(a)	146,454
184,874	Gulfport Energy Corp(a)	1,482,689
170,482	Helix Energy Solutions Group Inc(a)	1,348,513
136,901	HighPoint Resources Corp(a)(b)	302,551
28,234	KLX Energy Services Holdings Inc(a)	709,803
175,239	Laredo Petroleum Inc(a)	541,488
30,810	Matrix Service Co(a)	603,260
393,443	Nabors Industries Ltd	1,353,444
108,166	Newpark Resources Inc(a)	990,801
290,038	Noble Corp PLC(a)	832,409
72,026	Oil States International Inc(a)	1,221,561
34,631	Par Pacific Holdings Inc(a)	616,778
80,522	PDC Energy Inc(a)	3,275,635
15,721	Penn Virginia Corp(a)	693,296
95,241	Pioneer Energy Services Corp(a)	168,577
89,701	ProPetro Holding Corp(a)	2,021,861

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
46,817	Renewable Energy Group Inc(a)	$ 1,028,101
6,811	REX American Resources Corp(a)	549,035
65,007	Ring Energy Inc(a)(b)	381,591
53,698	SolarEdge Technologies Inc(a)	2,023,341
297,694	SRC Energy Inc(a)	1,524,193
76,398	SunCoke Energy Inc(a)	648,619
193,596	Superior Energy Services Inc(a)	904,093
154,812	TETRA Technologies Inc(a)	362,260
63,675	Unit Corp(a)	906,732
89,041	US Silica Holdings Inc(b)	1,545,752
109,447	Whiting Petroleum Corp(a)(b)	2,860,945
		41,058,032
Financial — 24.45%
99,611	Acadia Realty Trust REIT	2,716,392
45,433	Agree Realty Corp REIT	3,150,324
56,348	Ambac Financial Group Inc(a)	1,021,026
44,866	American Assets Trust Inc REIT	2,057,555
109,396	American Equity Investment Life Holding Co	2,955,880
47,256	Ameris Bancorp	1,623,244
23,804	AMERISAFE Inc	1,413,958
136,529	Apollo Commercial Real Estate Finance Inc REIT	2,484,828
58,092	Armada Hoffler Properties Inc REIT	905,654
71,906	ARMOUR Residential REIT Inc	1,404,324
65,219	Axos Financial Inc(a)	1,888,742
50,204	Banc of California Inc	694,823
37,999	Banner Corp	2,058,406
47,859	Berkshire Hills Bancorp Inc	1,303,679
59,259	Blucora Inc(a)	1,978,065
99,099	Boston Private Financial Holdings Inc	1,086,125
95,645	Brookline Bancorp Inc	1,377,288
101,205	Capstead Mortgage Corp REIT	869,351
106,688	CareTrust REIT Inc	2,502,900
204,082	CBL & Associates Properties Inc REIT(b)	316,327
103,245	Cedar Realty Trust Inc REIT	351,033
34,992	Central Pacific Financial Corp	1,009,169
55,496	Chatham Lodging Trust REIT	1,067,743
71,970	Chesapeake Lodging Trust REIT	2,001,486
20,214	City Holding Co	1,540,105
89,095	Columbia Banking System Inc	2,912,516
62,046	Community Bank System Inc	3,708,489
22,482	Community Healthcare Trust Inc REIT	806,879
34,203	Customers Bancorp Inc(a)	626,257
123,759	CVB Financial Corp	2,605,127
246,292	DiamondRock Hospitality Co REIT	2,667,342
35,698	Dime Community Bancshares Inc	668,623
Shares		Fair Value
Financial — (continued)
38,387	Eagle Bancorp Inc(a)	$ 1,927,027
72,072	Easterly Government Properties Inc REIT	1,298,017
44,105	EastGroup Properties Inc REIT	4,923,882
22,317	eHealth Inc(a)	1,391,242
39,888	Employers Holdings Inc	1,599,908
29,803	Encore Capital Group Inc(a)(b)	811,536
41,313	Enova International Inc(a)	942,763
25,585	Fidelity Southern Corp	700,773
264,027	First BanCorp	3,025,749
117,819	First Commonwealth Financial Corp	1,484,519
119,203	First Financial Bancorp	2,868,024
130,133	First Midwest Bancorp Inc	2,662,521
34,530	Flagstar Bancorp Inc	1,136,728
82,231	Four Corners Property Trust Inc REIT	2,434,038
14,006	Franklin Financial Network Inc	406,314
124,681	Franklin Street Properties Corp REIT	896,456
41,219	Getty Realty Corp REIT	1,320,245
101,781	Glacier Bancorp Inc	4,078,365
101,368	Global Net Lease Inc REIT	1,915,855
62,124	Granite Point Mortgage Trust Inc REIT	1,153,643
69,119	Great Western Bancorp Inc	2,183,469
22,181	Greenhill & Co Inc	477,113
37,993	Hanmi Financial Corp	808,111
9,261	HCI Group Inc	395,722
39,359	Heritage Financial Corp	1,186,280
43,673	Hersha Hospitality Trust REIT	748,555
47,478	HFF Inc Class A	2,267,074
31,837	HomeStreet Inc(a)	838,905
145,273	Hope Bancorp Inc	1,900,171
49,821	Horace Mann Educators Corp	1,754,197
105,115	Independence Realty Trust Inc REIT	1,134,191
41,158	Independent Bank Corp(b)	3,334,210
11,598	Innovative Industrial Properties Inc REIT(b)	947,441
18,513	International FCStone Inc(a)	717,564
154,577	Invesco Mortgage Capital REIT	2,442,317
80,000	iStar Inc REIT	673,600
37,007	James River Group Holdings Ltd	1,483,241
103,166	Kite Realty Group Trust REIT	1,649,624
55,126	LegacyTexas Financial Group Inc	2,061,161
253,888	Lexington Realty Trust REIT	2,300,225
48,317	LTC Properties Inc REIT	2,212,919
25,184	Marcus & Millichap Inc(a)	1,025,744
31,695	Meta Financial Group Inc	623,758
30,827	National Bank Holdings Corp Class A	1,025,306
69,342	National Storage Affiliates Trust REIT	1,976,940
28,413	Navigators Group Inc	1,985,216
52,873	NBT Bancorp Inc	1,903,957

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
225,360	New York Mortgage Trust Inc REIT	$ 1,372,442
81,795	NMI Holdings Inc Class A(a)	2,116,037
59,993	Northfield Bancorp Inc	833,903
61,224	NorthStar Realty Europe Corp REIT	1,062,849
125,761	Northwest Bancshares Inc	2,134,164
56,843	Office Properties Income Trust REIT	1,571,140
53,955	OFG Bancorp	1,067,769
180,165	Old National Bancorp	2,954,706
24,903	Opus Bank	493,079
45,820	Oritani Financial Corp	761,987
53,164	Pacific Premier Bancorp Inc	1,410,441
72,165	Pennsylvania Real Estate Investment Trust(b)	453,918
81,332	PennyMac Mortgage Investment Trust REIT	1,684,386
18,110	Piper Jaffray Cos	1,318,951
53,456	PRA Group Inc(a)	1,433,155
16,323	Preferred Bank	734,045
64,433	ProAssurance Corp	2,230,026
74,789	Provident Financial Services Inc	1,936,287
24,379	PS Business Parks Inc REIT	3,823,359
21,531	RE/MAX Holdings Inc Class A	829,805
116,807	Redwood Trust Inc REIT	1,886,433
138,462	Retail Opportunity Investments Corp REIT	2,400,931
47,167	RLI Corp	3,384,232
100,215	RPT Realty REIT	1,203,582
41,301	S&T Bancorp Inc	1,632,628
17,862	Safety Insurance Group Inc	1,556,495
14,068	Saul Centers Inc REIT	722,673
62,558	Seacoast Banking Corp of Florida(a)	1,648,403
71,799	Selective Insurance Group Inc	4,543,441
55,763	ServisFirst Bancshares Inc	1,882,559
111,985	Simmons First National Corp Class A	2,741,393
38,224	Southside Bancshares Inc	1,270,183
29,506	Stewart Information Services Corp	1,259,611
129,792	Summit Hotel Properties Inc REIT	1,480,927
87,591	Third Point Reinsurance Ltd(a)	909,195
14,512	Tompkins Financial Corp	1,103,928
31,008	Triumph Bancorp Inc(a)	911,325
114,736	TrustCo Bank Corp NY	890,351
96,289	United Community Banks Inc	2,400,485
26,625	United Fire Group Inc	1,163,779
25,213	United Insurance Holdings Corp	400,887
15,592	Universal Health Realty Income Trust REIT	1,180,470
37,562	Universal Insurance Holdings Inc	1,164,422
34,568	Urstadt Biddle Properties Inc REIT Class A	713,483
54,650	Veritex Holdings Inc	1,323,623
Shares		Fair Value
Financial — (continued)
8,545	Virtus Investment Partners Inc	$ 833,565
89,724	Waddell & Reed Financial Inc Class A	1,551,328
47,500	WageWorks Inc(a)	1,793,600
34,204	Walker & Dunlop Inc	1,741,326
231,789	Washington Prime Group Inc REIT(b)	1,309,608
97,441	Washington Real Estate Investment Trust	2,765,376
31,902	Westamerica Bancorporation	1,971,544
46,681	Whitestone REIT	561,106
138,661	WisdomTree Investments Inc	978,947
8,214	World Acceptance Corp(a)	962,106
135,003	Xenia Hotels & Resorts Inc REIT	2,957,916
		218,232,586
Industrial — 17.93%
48,374	AAON Inc	2,233,911
38,432	AAR Corp	1,249,424
74,825	Actuant Corp Class A	1,823,485
46,752	Advanced Energy Industries Inc(a)	2,322,639
38,642	Aegion Corp(a)	678,940
87,196	Aerojet Rocketdyne Holdings Inc(a)	3,098,074
26,086	Aerovironment Inc(a)	1,784,543
11,545	Alamo Group Inc	1,153,807
42,526	Alarm.com Holdings Inc(a)	2,759,937
35,161	Albany International Corp Class A	2,517,176
17,882	American Woodmark Corp(a)	1,477,590
33,304	Apogee Enterprises Inc	1,248,567
47,370	Applied Industrial Technologies Inc	2,817,094
22,556	Applied Optoelectronics Inc(a)(b)	275,183
30,263	ArcBest Corp	931,798
58,099	Arcosa Inc	1,774,925
28,362	Astec Industries Inc	1,070,949
31,636	Atlas Air Worldwide Holdings Inc(a)	1,599,516
70,466	Axon Enterprise Inc(a)	3,834,055
30,967	AZZ Inc	1,267,479
35,811	Badger Meter Inc	1,992,524
57,163	Barnes Group Inc	2,938,750
12,746	Bel Fuse Inc Class B	322,219
48,000	Benchmark Electronics Inc	1,260,000
46,849	Boise Cascade Co	1,253,679
58,821	Brady Corp Class A	2,729,883
50,117	Briggs & Stratton Corp	592,884
38,558	Chart Industries Inc(a)	3,490,270
24,442	CIRCOR International Inc(a)	796,809
45,077	Comfort Systems USA Inc	2,361,584
27,473	Comtech Telecommunications Corp	637,923
29,700	Control4 Corp(a)	502,821
18,402	DXP Enterprises Inc(a)	716,206

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
33,659	Echo Global Logistics Inc(a)	$ 834,070
24,874	Encore Wire Corp	1,423,290
24,857	EnPro Industries Inc	1,602,034
31,399	ESCO Technologies Inc	2,104,675
62,657	Exponent Inc	3,616,562
44,267	Fabrinet (a)	2,317,820
20,653	FARO Technologies Inc(a)	906,873
72,106	Federal Signal Corp	1,874,035
35,331	Forward Air Corp	2,286,976
47,191	Franklin Electric Co Inc	2,410,988
38,453	Gibraltar Industries Inc(a)	1,561,576
39,642	Greenbrier Cos Inc	1,277,662
40,710	Griffon Corp	752,321
94,585	Harsco Corp(a)	1,906,834
14,650	Haynes International Inc	480,960
57,344	Heartland Express Inc	1,105,592
75,708	Hillenbrand Inc	3,144,153
41,557	Hub Group Inc Class A(a)	1,697,603
26,081	Ichor Holdings Ltd(a)(b)	588,909
72,807	II-VI Inc(a)	2,711,333
21,389	Insteel Industries Inc	447,458
41,341	Itron Inc(a)	1,928,558
38,310	John Bean Technologies Corp	3,520,306
33,030	Kaman Corp	1,930,273
69,038	KEMET Corp	1,171,575
111,039	Knowles Corp(a)	1,957,618
13,268	Lindsay Corp	1,284,210
26,888	LSB Industries Inc(a)(b)	167,781
20,554	Lydall Inc(a)	482,197
44,975	Marten Transport Ltd	801,904
52,171	Matson Inc	1,882,851
39,118	Moog Inc Class A	3,401,310
68,749	Mueller Industries Inc	2,154,594
16,175	Multi-Color Corp	806,971
44,312	Myers Industries Inc	758,178
19,308	MYR Group Inc(a)	668,636
5,910	National Presto Industries Inc(b)	641,531
11,248	Olympic Steel Inc	178,506
34,828	Orion Group Holdings Inc(a)	101,698
20,586	OSI Systems Inc(a)	1,803,334
21,934	Park Electrochemical Corp	344,364
28,304	Patrick Industries Inc(a)	1,282,737
68,306	PGT Innovations Inc(a)	946,038
37,073	Plexus Corp(a)	2,259,599
10,006	Powell Industries Inc	265,659
32,542	Proto Labs Inc(a)	3,421,466
43,947	Raven Industries Inc	1,686,246
31,434	Saia Inc(a)	1,920,617
82,699	Sanmina Corp(a)	2,385,866
21,666	SEACOR Holdings Inc(a)	916,039
49,381	Simpson Manufacturing Co Inc	2,926,812
14,240	SMART Global Holdings Inc(a)	273,408
52,714	SPX Corp(a)	1,833,920
52,544	SPX FLOW Inc(a)	1,676,154
14,907	Standex International Corp	1,094,174
21,795	Sturm Ruger & Co Inc	1,155,571
22,504	Tennant Co	1,397,273
Shares		Fair Value
Industrial — (continued)
66,755	Tetra Tech Inc	$ 3,977,931
45,404	TimkenSteel Corp(a)	493,087
42,666	TopBuild Corp(a)	2,765,610
29,424	Tredegar Corp	474,903
61,884	Triumph Group Inc	1,179,509
114,314	TTM Technologies Inc(a)	1,340,903
74,905	Universal Forest Products Inc	2,238,911
18,992	US Concrete Inc(a)	786,649
27,079	US Ecology Inc	1,515,882
18,429	Vicor Corp(a)	571,668
33,961	Watts Water Technologies Inc Class A	2,744,728
		160,084,123
Technology — 9.11%
140,370	3D Systems Corp(a)(b)	1,510,381
22,272	Agilysys Inc(a)	471,498
39,055	Axcelis Technologies Inc(a)	785,787
45,296	Bottomline Technologies Inc(a)	2,268,877
86,540	Brooks Automation Inc	2,538,218
35,055	Cabot Microelectronics Corp	3,924,758
26,226	CEVA Inc(a)	707,053
48,211	Cohu Inc	711,112
15,605	Computer Programs & Systems Inc	463,312
48,548	Cray Inc(a)	1,264,675
40,195	CSG Systems International Inc	1,700,248
40,021	CTS Corp	1,175,417
34,820	Cubic Corp	1,958,277
92,000	Diebold Nixdorf Inc(a)	1,018,440
49,420	Diodes Inc(a)	1,714,874
40,153	Donnelley Financial Solutions Inc(a)	597,477
22,764	DSP Group Inc(a)	320,289
27,085	Ebix Inc(b)	1,337,186
52,720	Electronics For Imaging Inc(a)	1,418,168
41,782	ExlService Holdings Inc(a)	2,507,756
92,408	FormFactor Inc(a)	1,486,845
42,925	Insight Enterprises Inc(a)	2,363,450
77,600	Kopin Corp(a)(b)	103,984
80,073	Kulicke & Soffa Industries Inc	1,770,414
71,119	LivePerson Inc(a)	2,063,873
31,583	ManTech International Corp Class A	1,706,114
76,529	MaxLinear Inc(a)	1,953,785
58,589	Mercury Systems Inc(a)	3,754,383
9,762	MicroStrategy Inc Class A(a)	1,408,168
49,689	Monotype Imaging Holdings Inc	988,314
21,213	MTS Systems Corp	1,155,260
28,420	Nanometrics Inc(a)	877,610
59,985	NextGen Healthcare Inc(a)	1,009,548
49,328	Omnicell Inc(a)	3,987,676
38,580	OneSpan Inc(a)	741,508
33,000	PDF Solutions Inc(a)(b)	407,550
82,948	Photronics Inc(a)	783,859
34,484	Power Integrations Inc	2,411,811
55,405	Progress Software Corp	2,458,320

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
40,607	Qualys Inc(a)	$ 3,359,823
133,918	Rambus Inc(a)	1,399,443
36,727	Rudolph Technologies Inc(a)	837,376
79,567	Semtech Corp(a)	4,050,756
21,606	SPS Commerce Inc(a)	2,291,532
49,218	Sykes Enterprises Inc(a)	1,391,885
21,253	Tabula Rasa HealthCare Inc(a)	1,199,094
148,286	TiVo Corp	1,382,026
16,082	TTEC Holdings Inc	582,651
45,000	Ultra Clean Holdings Inc(a)	465,750
60,000	Unisys Corp(a)	700,200
57,566	Veeco Instruments Inc(a)	624,015
33,925	Virtusa Corp(a)	1,813,291
59,562	Xperi Corp	1,393,751
		81,317,868
Utilities — 2.05%
44,183	American States Water Co	3,150,248
79,400	Avista Corp	3,225,228
57,606	California Water Service Group	3,126,854
49,501	El Paso Electric Co	2,911,649
35,277	Northwest Natural Holding Co	2,315,229
111,615	South Jersey Industries Inc	3,579,493
		18,308,701
TOTAL COMMON STOCK — 99.20% (Cost $765,484,327)		$885,429,171
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.35%
$3,100,000	Federal Home Loan Bank 2.23%, 04/01/2019	3,099,621
Repurchase Agreements — 2.96%
6,269,951	Undivided interest of 12.44% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $6,269,951 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(c)	6,269,951
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,269,951	Undivided interest of 15.47% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $6,269,951 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(c)	$ 6,269,951
6,269,951	Undivided interest of 15.84% in a repurchase agreement (principal amount/value $39,639,176 with a maturity value of $39,647,930) with Credit Agricole Securities (USA) Inc., 2.65%, dated 3/29/19 to be repurchased at $6,269,951 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.25% - 5.00%, 6/30/21 - 6/15/39, with a value of $40,431,960.(c)	6,269,951
1,318,115	Undivided interest of 19.40% in a repurchase agreement (principal amount/value $6,802,579 with a maturity value of $6,804,036) with Mizuho Securities (USA) LLC, 2.57%, dated 3/29/19 to be repurchased at $1,318,115 on 4/1/19 collateralized by U.S. Treasury securities, 0.88% - 2.88%, 12/31/20 - 5/15/43, with a value of $6,938,635.(c)	1,318,115

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,269,951	Undivided interest of 9.47% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $6,269,951 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	$ 6,269,951
		26,397,919
SHORT TERM INVESTMENTS — 3.31% (Cost $29,497,540)		$ 29,497,540
TOTAL INVESTMENTS — 102.51% (Cost $794,981,867)		$914,926,711
OTHER ASSETS & LIABILITIES, NET — (2.51)%		$ (22,380,396)
TOTAL NET ASSETS — 100.00%		$892,546,315
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 29, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	113	USD	8,722,470	June 2019	$(15,337)
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 885,429,171	$ —	$ —	$ 885,429,171
Short Term Investments	—	29,497,540	—	29,497,540
Total Assets	$ 885,429,171	$ 29,497,540	$ 0	$ 914,926,711
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (15,337)	$ —	$ —	$ (15,337)
Total Liabilities	$ (15,337)	$ 0	$ 0	$ (15,337)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 163 futures contracts for the reporting period.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 16.05%
$1,250,000	American Express Credit Account Master Trust Series 2019-1 Class A 2.87%, 10/15/2024	$ 1,261,731
141,552	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 3.11%, 04/25/2034 1-mo. LIBOR + 0.62%	141,702
1,250,000	Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1 2.84%, 12/16/2024	1,260,831
1,200,000	Carvana Auto Receivables Trust(b) Series 2019-1A Class A3 3.08%, 11/15/2022	1,202,782
8,022	Centex Home Equity Loan Trust(c) Series 2004-A Class AF6 4.27%, 01/25/2034	8,208
1,493,000	Citibank Credit Card Issuance Trust Series 2014-A1 Class A1 2.88%, 01/23/2023	1,501,455
	Discover Card Execution Note Trust
	Series 2018-A5 Class A5
2,000,000	3.32%, 03/15/2024	2,038,101
	Series 2019-A1 Class A1
2,000,000	3.04%, 07/15/2024	2,027,271
2,810,372	Element Rail Leasing II LLC(b) Series 2016-1A Class A1 3.97%, 03/19/2046	2,845,424
184,944	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	183,152
2,000,000	Honda Auto Receivables Owner Trust Series 2019-1 Class A3 2.83%, 03/20/2023	2,012,622
2,500,000	M360 Advisors LLC(b) Series 2018-CRE1 Class A 4.40%, 07/24/2028	2,499,153
1,000,000	Mercedes-Benz Auto Lease Trust Series 2019-A Class A3 3.10%, 11/15/2021	1,006,571
	Mill City Mortgage Loan Trust(b)(c)
	Series 2017-2 Class A1
1,556,818	2.75%, 07/25/2059	1,537,897
	Series 2018-1 Class A1
2,958,069	3.25%, 05/25/2062	2,947,328
847,092	SoFi Consumer Loan Program LLC(b) Series 2017-1 Class A 3.28%, 01/26/2026	849,996
Principal Amount		Fair Value
Non-Agency — (continued)
$ 606,017	SoFi Consumer Loan Program Trust(b) Series 2018-4 Class A 3.54%, 11/26/2027	$ 609,581
666,525	SoFi Professional Loan Program Trust(b) Series 2018-B Class A1FX 2.64%, 08/25/2047	665,543
40,418	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	41,141
2,834,698	Towd Point Mortgage Trust(b)(c) Series 2017-2 Class A1 2.75%, 04/25/2057	2,805,849
4,000,000	Toyota Auto Receivables Owner Trust Series 2018-D Class A3 3.18%, 03/15/2023	4,055,215
	Verizon Owner Trust
	Series 2018-A Class A1A
2,400,000	3.23%, 04/20/2023	2,429,176
	Series 2019-A Class A1A
1,500,000	2.93%, 09/20/2023	1,511,488
4,500,000	Volvo Financial Equipment LLC(b) Series 2019-1A Class A3 3.00%, 03/15/2023	4,526,709
		39,968,926
U.S. Government Agency — 0.00%(d)
5,093	Federal National Mortgage Association(e) Series 2003-T4 Class 2A6 4.69%, 07/26/2033	5,281
TOTAL ASSET-BACKED SECURITIES — 16.05% (Cost $39,682,762)		$ 39,974,207
BANK LOANS
	Asurion LLC(a)
853,732	5.50%,08/04/2022 1-mo. LIBOR + 3.00%	848,396
953,616	5.50%,11/03/2023 1-mo. LIBOR + 3.00%	947,060
2,399,945	Bausch Health Cos Inc(a) 5.48%, 06/02/2025 1-mo. LIBOR + 3.00%	2,381,106
2,250,000	BJ's Wholesale Club Inc(a)(f) 5.50%, 02/03/2024 1-mo. LIBOR + 3.00%	2,241,562
1,252,564	Quikrete Holdings Inc(a) 5.25%, 11/15/2023 1-mo. LIBOR + 2.75%	1,217,075
1,990,000	United Rentals Inc(a) 4.25%, 10/31/2025 1-mo. LIBOR + 1.75%	1,980,050

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Bank Loans — (continued)
$1,985,000	Vyaire Medical Inc(a) 7.55%, 04/16/2025 1-mo. LIBOR + 4.75%	$ 1,677,325
TOTAL BANK LOANS — 4.54% (Cost $11,602,974)		$ 11,292,574
CORPORATE BONDS AND NOTES
Basic Materials — 6.48%
4,000,000	CF Industries Inc(b) 3.40%, 12/01/2021	4,000,423
4,000,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	3,985,754
4,000,000	Georgia-Pacific LLC(b) 3.16%, 11/15/2021	4,018,963
4,000,000	Sherwin-Williams Co(g) 4.20%, 01/15/2022	4,119,622
		16,124,762
Communications — 3.67%
2,500,000	AT&T Inc 3.00%, 02/15/2022	2,510,575
4,000,000	Comcast Corp 3.45%, 10/01/2021	4,079,697
2,500,000	Fox Corp(b) 3.67%, 01/25/2022	2,549,954
		9,140,226
Consumer, Non-Cyclical — 22.66%
4,150,000	Anheuser-Busch North American Holding Corp(b) 3.75%, 01/15/2022	4,276,216
4,000,000	Bacardi Ltd(b) 4.50%, 01/15/2021	4,065,029
	Bayer US Finance II LLC(b)
1,925,000	3.50%, 06/25/2021(g)	1,933,045
1,925,000	3.62%, 12/15/2023(a) 3-mo. LIBOR + 1.01%	1,896,722
4,229,000	Becton Dickinson and Co(a) 3.64%, 06/06/2022 3-mo. LIBOR + 1.03%	4,240,214
2,000,000	Biogen Inc 3.63%, 09/15/2022	2,032,138
	Cigna Corp(b)
1,000,000	3.40%, 09/17/2021(g)	1,010,668
3,000,000	3.68%, 07/15/2023(a) 3-mo. LIBOR + 0.89%	2,985,414
2,000,000	CVS Health Corp 3.35%, 03/09/2021	2,016,295
2,625,000	Elanco Animal Health Inc(b) 3.91%, 08/27/2021	2,669,175
4,000,000	EMD Finance LLC(b) 2.40%, 03/19/2020	3,981,737
3,000,000	Humana Inc 2.50%, 12/15/2020	2,977,570
4,000,000	Kraft Heinz Foods Co(b) 4.88%, 02/15/2025	4,091,566
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$4,365,000	McCormick & Co Inc 3.90%, 07/15/2021	$ 4,450,257
4,125,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	4,085,027
4,000,000	Pfizer Inc 2.80%, 03/11/2022	4,036,719
1,620,000	RJ Reynolds Tobacco Co 8.13%, 06/23/2019	1,638,299
4,000,000	Takeda Pharmaceutical Co Ltd(b) 3.80%, 11/26/2020	4,059,551
		56,445,642
Energy — 3.18%
2,000,000	Antero Resources Corp 5.38%, 11/01/2021	2,007,500
3,830,000	Energen Corp 4.63%, 09/01/2021	3,863,512
2,000,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp(g) 4.40%, 06/15/2021	2,057,390
		7,928,402
Financial — 24.50%
2,650,000	American Express Co 3.70%, 11/05/2021	2,708,583
2,500,000	Ameriprise Financial Inc 3.00%, 03/22/2022	2,514,841
	Bank of America Corp(a)
2,000,000	2.37%, 07/21/2021 3-mo. LIBOR + 0.66%	1,986,839
2,000,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	1,992,732
1,000,000	Bank of America NA(a)(g) 3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	1,012,795
2,500,000	Bank of Montreal 2.90%, 03/26/2022	2,502,322
2,000,000	Bank of Nova Scotia 3.13%, 04/20/2021	2,014,997
	Citibank NA
2,000,000	2.13%, 10/20/2020	1,983,255
3,300,000	3.40%, 07/23/2021	3,343,610
2,100,000	Citizens Bank NA 2.65%, 05/26/2022	2,082,983
3,000,000	Goldman Sachs Group Inc 2.60%, 12/27/2020	2,984,122
2,150,000	Huntington National Bank 3.25%, 05/14/2021	2,170,644
4,000,000	JPMorgan Chase & Co(a) 3.21%, 04/01/2023 3-mo. LIBOR + 0.69%	4,025,803
250,000	Lehman Brothers Holdings Inc Escrow Account(h)(i) 0.00%, 10/15/2020	4,750
2,000,000	Metropolitan Life Global Funding I(b) 3.38%, 01/11/2022	2,030,073

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Morgan Stanley
$2,000,000	2.65%, 01/27/2020	$ 1,997,803
1,000,000	2.50%, 04/21/2021	994,115
2,250,000	MUFG Union Bank NA 3.15%, 04/01/2022	2,269,504
1,750,000	New York Life Global Funding(b)(g) 2.95%, 01/28/2021	1,760,123
2,150,000	Regions Bank 2.75%, 04/01/2021	2,143,150
2,000,000	Royal Bank of Canada 3.20%, 04/30/2021	2,023,420
2,000,000	Starwood Property Trust Inc 3.63%, 02/01/2021	1,992,500
2,500,000	SunTrust Bank(a) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	2,526,328
2,000,000	Synchrony Bank 3.65%, 05/24/2021	2,018,771
2,900,000	US Bank NA 3.45%, 11/16/2021	2,957,492
2,650,000	Wells Fargo Bank NA 3.63%, 10/22/2021	2,700,210
2,000,000	Westpac Banking Corp 2.65%, 01/25/2021	1,998,128
2,250,000	Zions Bancorp NA 3.35%, 03/04/2022	2,269,455
		61,009,348
Industrial — 9.05%
3,000,000	3M Co(g) 2.75%, 03/01/2022	3,025,469
2,000,000	Caterpillar Financial Services Corp 2.95%, 02/26/2022	2,019,505
	CNH Industrial Capital LLC
2,000,000	4.88%, 04/01/2021	2,055,000
2,000,000	3.88%, 10/15/2021	2,021,200
2,409,000	Molex Electronic Technologies LLC(b) 2.88%, 04/15/2020	2,404,888
2,000,000	Oshkosh Corp 5.38%, 03/01/2025	2,052,500
4,000,000	Rolls-Royce PLC(b) 2.38%, 10/14/2020	3,964,135
2,300,000	Textron Inc 3.65%, 03/01/2021	2,317,869
34,738	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	35,633
2,654,000	Wabtec Corp(a) 3.91%, 09/15/2021 3-mo. LIBOR + 1.30%	2,650,869
		22,547,068
Utilities — 1.41%
3,647,143	Southern California Edison Co 1.85%, 02/01/2022	3,517,567
Principal Amount		Fair Value
TOTAL CORPORATE BONDS AND NOTES — 70.95% (Cost $175,768,533)		$176,713,015
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.26%
$ 1,684	CHL Mortgage Pass-Through Trust(a) Series 2003-15 Class 1A1 2.99%, 06/25/2018 1-mo. LIBOR + 0.50%	$ 1,255
4,500,000	GS Mortgage Securities Corp Trust(b) Series 2012-ALOH Class A 3.55%, 04/10/2034	4,584,457
3,500,000	OBP Depositor LLC Trust(b) Series 2010-OBP Class A 4.65%, 07/15/2045	3,542,394
		8,128,106
U.S. Government Agency — 4.50%
	Federal National Mortgage Association
4,320,212	3.00%, 02/01/2027	4,377,363
2,405,782	3.00%, 11/01/2029	2,431,712
4,340,240	3.00%, 01/01/2031	4,396,428
		11,205,503
TOTAL MORTGAGE-BACKED SECURITIES — 7.76% (Cost $19,184,945)		$ 19,333,609
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.99%
2,900,000	Repurchase agreement (principal amount/value $2,900,000 with a maturity value of $2,900,606 with Daiwa Capital Markets America Inc, 2.50%, dated 3/29/19 to be repurchased at 2,900,606 on 4/1/19 collateralized by U.S. Treasury securities, 2.25% - 3.38%, 3/31/20 - 11/15/48, with a value of $2,958,016.	2,900,000
572,325	Repurchase agreement (principal amount/value $573,805 with a maturity value of $573,929) with JP Morgan Securities, 2.60%, dated 3/29/19 to be repurchased at $572,325 on 4/1/19 collateralized by U.S. Treasury securities, 1.25% - 2.50%, 1/31/21 - 3/31/21, with a value of $585,281.(j)	572,325

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 488,984	Undivided interest of 0.97% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $488,984 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(j)	$ 488,984
997,421	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $997,421 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(j)	997,421
SHORT TERM INVESTMENTS — 1.99% (Cost $4,958,730)		$ 4,958,730
TOTAL INVESTMENTS — 101.29% (Cost $251,197,944)		$252,272,135
OTHER ASSETS & LIABILITIES, NET — (1.29)%		$ (3,217,065)
TOTAL NET ASSETS — 100.00%		$249,055,070
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2019. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of March 29, 2019.The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at March 29, 2019.
(h)	Security in bankruptcy at March 29, 2019.
(i)	Security in default; some interest payments received during the last 12 months.
(j)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Short Term Investments	Maturity date, credit quality and interest rates.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.09%
9,761	Codexis Inc(a)	$ 200,393
50,458	Element Solutions Inc(a)	509,626
26,159	Orion Engineered Carbons SA	496,760
13,615	Steel Dynamics Inc	480,201
		1,686,980
Communications — 3.44%
3,381	1-800-Flowers.com Inc Class A(a)	61,636
5,814	8x8 Inc(a)	117,443
8,813	Calix Inc(a)	67,860
18,903	Ciena Corp(a)	705,838
41,573	Houghton Mifflin Harcourt Co(a)	302,236
10,361	Mimecast Ltd(a)	490,593
9,348	Quantenna Communications Inc(a)	227,437
5,829	Upwork Inc(a)(b)	111,567
8,250	Zendesk Inc(a)	701,250
		2,785,860
Consumer, Cyclical — 12.55%
20,524	At Home Group Inc(a)	366,559
3,755	Burlington Stores Inc(a)	588,333
19,249	Callaway Golf Co	306,637
1,446	Children's Place Inc	140,667
16,806	Copart Inc(a)	1,018,276
10,755	Dave & Buster's Entertainment Inc	536,352
17,231	Eldorado Resorts Inc(a)	804,515
52,032	Extended Stay America Inc	933,974
5,753	FirstCash Inc	497,635
9,229	Fox Factory Holding Corp(a)	645,015
14,400	G-III Apparel Group Ltd(a)	575,424
4,387	Habit Restaurants Inc Class A(a)	47,467
45,255	International Game Technology PLC	587,862
11,401	KAR Auction Services Inc	584,985
3,037	LGI Homes Inc(a)(b)	182,949
26,337	Lions Gate Entertainment Corp Class B	397,689
7,557	Lovesac Co(a)(b)	210,160
7,530	Malibu Boats Inc Class A(a)	298,037
21,750	PetIQ Inc(a)(b)	683,168
25,979	Wabash National Corp	352,015
13,392	YETI Holdings Inc(a)(b)	405,108
		10,162,827
Consumer, Non-Cyclical — 30.52%
14,463	ACADIA Pharmaceuticals Inc(a)	388,332
8,060	Alector Inc(a)	150,883
4,855	Alnylam Pharmaceuticals Inc(a)	453,700
10,292	AMN Healthcare Services Inc(a)	484,650
1,743	Arena Pharmaceuticals Inc(a)	78,139
25,449	Array BioPharma Inc(a)	620,447
13,001	ASGN Inc(a)	825,433
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,974	AtriCure Inc(a)	$ 535,103
3,550	Audentes Therapeutics Inc(a)	138,521
12,503	AxoGen Inc(a)	263,313
4,917	Care.com Inc(a)	97,160
23,643	CareDx Inc(a)	745,227
19,189	Central Garden & Pet Co Class A(a)	446,144
51,957	Cerus Corp(a)	323,692
4,831	Chefs' Warehouse Inc(a)	150,003
19,037	CV Sciences Inc(a)	112,699
5,010	Deciphera Pharmaceuticals Inc(a)	116,282
10,266	Denali Therapeutics Inc(a)(b)	238,377
6,045	DexCom Inc(a)	719,959
4,722	Eidos Therapeutics Inc(a)(b)	110,731
4,379	ElectroCore Inc(a)(b)	30,653
7,837	Emergent BioSolutions Inc(a)	395,925
19,713	Flexion Therapeutics Inc(a)	246,018
2,358	Galapagos NV Sponsored ADR(a)	277,725
9,956	Glaukos Corp(a)	780,252
5,564	HealthEquity Inc(a)	411,625
4,442	Homology Medicines Inc(a)(b)	123,177
6,136	ICF International Inc	466,827
6,224	ICON PLC(a)	850,074
5,493	Inogen Inc(a)	523,867
4,919	Inspire Medical Systems Inc(a)	279,301
5,837	Intellia Therapeutics Inc(a)(b)	99,696
2,981	Intercept Pharmaceuticals Inc(a)	333,455
22,980	Invitae Corp(a)	538,192
5,077	Ionis Pharmaceuticals Inc(a)	412,100
22,098	Iovance Biotherapeutics Inc(a)	210,152
3,350	iRhythm Technologies Inc(a)(b)	251,116
16,713	LiveRamp Holdings Inc(a)	912,028
10,550	MacroGenics Inc(a)	189,689
10,553	Merit Medical Systems Inc(a)	652,492
7,494	MGP Ingredients Inc(b)	578,162
3,963	Mirati Therapeutics Inc(a)	290,488
6,146	Monro Inc	531,752
3,267	MyoKardia Inc(a)	169,851
12,784	Myovant Sciences Ltd(a)	305,154
6,717	Neuronetics Inc(a)(b)	102,434
2,260	Nevro Corp(a)	141,273
6,226	Novocure Ltd(a)	299,906
17,322	Nuvectra Corp(a)	190,715
2,739	OrthoPediatrics Corp(a)	121,146
5,131	Pacira Pharmaceuticals Inc(a)	195,286
22,020	Performance Food Group Co(a)	872,873
11,337	Portola Pharmaceuticals Inc(a)(b)	393,394
5,265	Ra Pharmaceuticals Inc(a)	117,936
2,026	Repligen Corp(a)	119,696
5,243	Rocket Pharmaceuticals Inc(a)(b)	91,962
2,193	Shockwave Medical Inc(a)(b)	73,400
4,582	Strategic Education Inc	601,662
17,184	Syneos Health Inc(a)	889,444
14,197	Tactile Systems Technology Inc(a)	748,466
5,377	Tandem Diabetes Care Inc(a)	341,439
10,066	Teladoc Health Inc(a)(b)	559,670

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,384	uniQure NV(a)	$ 142,206
6,070	Vapotherm Inc(a)	119,276
3,713	WEX Inc(a)	712,859
6,345	Willdan Group Inc(a)	235,209
21,956	Wright Medical Group NV(a)	690,516
2,855	Xencor Inc(a)	88,676
		24,708,010
Energy — 1.23%
18,145	Berry Petroleum Corp	209,393
3,247	DMC Global Inc	161,181
25,481	Parsley Energy Inc Class A(a)	491,783
8,099	Solaris Oilfield Infrastructure Inc Class A(b)	133,148
		995,505
Financial — 8.48%
11,772	Argo Group International Holdings Ltd	831,810
1,132	Bridge Bancorp Inc	33,168
1,818	Bryn Mawr Bank Corp	65,684
3,477	Byline Bancorp Inc(a)	64,255
2,684	CenterState Bank Corp	63,906
4,498	eHealth Inc(a)	280,405
19,404	Essent Group Ltd(a)	843,104
9,816	Evercore Inc Class A	893,256
5,069	Focus Financial Partners Inc Class A(a)	180,659
3,424	Goosehead Insurance Inc Class A(b)	95,461
2,697	Heritage Commerce Corp	32,634
11,491	QTS Realty Trust Inc REIT Class A	516,980
14,494	ServisFirst Bancshares Inc	489,317
13,293	Stifel Financial Corp	701,339
2,129	SVB Financial Group(a)	473,404
11,550	Triumph Bancorp Inc(a)	339,455
4,001	Trupanion Inc(a)(b)	130,993
17,262	Virtu Financial Inc Class A	409,972
4,310	Virtus Investment Partners Inc	420,440
		6,866,242
Industrial — 15.80%
10,300	AAR Corp	334,853
1,262	Aerovironment Inc(a)	86,333
7,764	AGCO Corp	539,986
13,247	AO Smith Corp	706,330
2,503	Badger Meter Inc	139,267
17,275	Boise Cascade Co	462,279
13,581	CIRCOR International Inc(a)(b)	442,741
4,429	Comtech Telecommunications Corp	102,841
4,584	Dycom Industries Inc(a)	210,589
3,413	Echo Global Logistics Inc(a)	84,574
9,079	Energizer Holdings Inc	407,919
6,444	Federal Signal Corp	167,480
Shares		Fair Value
Industrial — (continued)
27,108	Gardner Denver Holdings Inc(a)	$ 753,873
27,307	GasLog Ltd	476,780
30,682	Gates Industrial Corp PLC(a)	439,980
9,000	Genesee & Wyoming Inc Class A(a)	784,260
37,664	GrafTech International Ltd	481,723
14,921	Granite Construction Inc	643,841
9,430	Hub Group Inc Class A(a)	385,216
3,245	Ichor Holdings Ltd(a)(b)	73,272
13,702	Knight-Swift Transportation Holdings Inc(b)	447,781
34,734	Kratos Defense & Security Solutions Inc(a)	542,892
6,692	Masonite International Corp(a)	333,864
3,156	Napco Security Technologies Inc(a)	65,455
3,074	NV5 Global Inc(a)	182,473
3,003	OSI Systems Inc(a)	263,063
23,435	PGT Innovations Inc(a)	324,575
26,523	Schneider National Inc Class B	558,309
19,636	SPX Corp(a)	683,136
4,943	Tech Data Corp(a)	506,213
3,946	TriMas Corp(a)	119,288
10,013	US Concrete Inc(a)(b)	414,739
4,116	Vishay Precision Group Inc(a)	140,808
5,117	Woodward Inc	485,552
		12,792,285
Technology — 22.34%
36,017	Allscripts Healthcare Solutions Inc(a)	343,602
1,882	Alteryx Inc Class A(a)	157,843
1,556	Appfolio Inc Class A(a)(b)	123,546
6,772	Appian Corp(a)	233,160
9,809	Benefitfocus Inc(a)(b)	485,742
33,661	Box Inc Class A(a)	649,994
4,110	Cabot Microelectronics Corp	460,156
13,707	Cadence Design Systems Inc(a)	870,532
27,625	Carbon Black Inc(a)	385,369
3,712	CEVA Inc(a)	100,075
42,635	Cloudera Inc(a)	466,427
13,921	Cornerstone OnDemand Inc(a)	762,592
6,599	CyberArk Software Ltd(a)	785,611
56,591	Cypress Semiconductor Corp	844,338
5,044	Endava PLC Sponsored ADR(a)	138,710
5,159	Everbridge Inc(a)	386,977
30,001	Evolent Health Inc Class A(a)	377,413
3,935	Five9 Inc(a)	207,886
25,504	FormFactor Inc(a)	410,359
9,307	Glu Mobile Inc(a)	101,819
7,195	Kornit Digital Ltd(a)(b)	171,241
14,995	Lumentum Holdings Inc(a)	847,817
7,825	Medidata Solutions Inc(a)	573,103
8,742	Nanometrics Inc(a)	269,953
5,836	New Relic Inc(a)	576,013
37,038	Nuance Communications Inc(a)	627,053
10,730	PTC Inc(a)	989,091
17,814	RealPage Inc(a)	1,081,132

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
9,689	Silicon Motion Technology Corp ADR	$ 384,072
16,082	SS&C Technologies Holdings Inc	1,024,263
11,103	SVMK Inc(a)	202,186
7,278	Tabula Rasa HealthCare Inc(a)	410,625
5,800	Talend SA ADR(a)	293,306
14,018	Teradyne Inc	558,477
2,056	Ultimate Software Group Inc(a)	678,747
4,756	Upland Software Inc(a)	201,464
2,472	Virtusa Corp(a)	132,128
8,670	Vocera Communications Inc(a)	274,232
25,004	Zuora Inc Class A(a)	500,830
		18,087,884
TOTAL COMMON STOCK — 96.45% (Cost $72,187,073)		$78,085,593
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.84%
$998,369	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $998,369 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	998,369
998,369	Undivided interest of 14.82% in a repurchase agreement (principal amount/value $6,744,278 with a maturity value of $6,745,739) with Merrill Lynch, Pierce, Fenner & Smith, 2.60%, dated 3/29/19 to be repurchased at $998,369 on 4/1/19 collateralized by Government National Mortgage Association securities, 3.50% - 4.50%, 3/20/47 - 12/20/48, with a value of $6,879,164.(c)	998,369
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$927,450	Undivided interest of 18.29% in a repurchase agreement (principal amount/value $5,076,282 with a maturity value of $5,077,403) with Morgan Stanley & Co LLC, 2.65%, dated 3/29/19 to be repurchased at $927,450 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 2/1/46 - 7/1/47, with a value of $5,177,808.(c)	$ 927,450
998,369	Undivided interest of 4.20% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $998,369 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(c)	998,369
SHORT TERM INVESTMENTS — 4.84% (Cost $3,922,557)		$ 3,922,557
TOTAL INVESTMENTS — 101.29% (Cost $76,109,630)		$82,008,150
OTHER ASSETS & LIABILITIES, NET — (1.29)%		$ (1,048,303)
TOTAL NET ASSETS — 100.00%		$80,959,847

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 29, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 78,085,593	$ —	$ —	$ 78,085,593
Short Term Investments	—	3,922,557	—	3,922,557
Total Assets	$ 78,085,593	$ 3,922,557	$ 0	$ 82,008,150
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Cyclical — 0.33%
$ 2,517,000	Mattel Inc(a) 6.75%, 12/31/2025	$ 2,476,099
Utilities — 0.18%
	Pacific Gas & Electric Co
755,000	4.00%, 12/01/2046	608,719
945,000	3.95%, 12/01/2047(b)	758,362
		1,367,081
TOTAL CORPORATE BONDS AND NOTES — 0.51% (Cost $3,782,100)		$ 3,843,180
CONVERTIBLE BONDS
Financial — 0.20%
1,518,000	AXA SA(a) 7.25%, 05/15/2021	1,522,918
TOTAL CONVERTIBLE BONDS — 0.20% (Cost $1,518,000)		$ 1,522,918
Shares
COMMON STOCK
Basic Materials — 4.25%
13,316	Akzo Nobel NV	1,182,911
152,262	CF Industries Holdings Inc	6,224,471
278,885	DowDuPont Inc	14,867,359
152,583	International Paper Co	7,060,016
29,392	Nucor Corp	1,715,023
8,800	PPG Industries Inc	993,256
		32,043,036
Communications — 8.03%
129,667	AT&T Inc	4,066,357
82,061	CenturyLink Inc	983,911
255,037	Cisco Systems Inc	13,769,448
216,520	Comcast Corp Class A	8,656,470
147,092	Fox Corp Class B(c)	5,277,645
425,446	News Corp Class A	5,292,548
487,171	Telefonica SA	4,080,990
265,612	Verizon Communications Inc	15,705,637
23,798	Walt Disney Co	2,642,321
		60,475,327
Consumer, Cyclical — 5.08%
49,352	Adient PLC	639,602
85,009	Alaska Air Group Inc	4,770,705
65,900	Delta Air Lines Inc	3,403,735
55,329	Kohl's Corp	3,804,975
110,100	L Brands Inc	3,036,558
122,703	Las Vegas Sands Corp	7,479,975
Shares		Fair Value
Consumer, Cyclical — (continued)
273,300	Mattel Inc(b)(c)	$ 3,552,900
31,700	PACCAR Inc	2,160,038
41,400	Southwest Airlines Co	2,149,074
74,884	Walmart Inc	7,303,437
		38,300,999
Consumer, Non-Cyclical — 20.24%
10,146	Allergan PLC	1,485,476
43,675	Anthem Inc	12,533,852
24,700	Archer-Daniels-Midland Co	1,065,311
11,081	Becton Dickinson & Co	2,767,258
77,795	Bristol-Myers Squibb Co	3,711,600
46,849	Bunge Ltd	2,486,277
282,170	Conagra Brands Inc	7,827,396
112,844	Coty Inc Class A	1,297,706
143,008	CVS Health Corp	7,712,421
136,100	Gilead Sciences Inc	8,847,861
248,939	GlaxoSmithKline PLC	5,171,285
42,600	GlaxoSmithKline PLC ADR	1,780,254
108,157	Johnson & Johnson	15,119,267
24,700	Kellogg Co	1,417,286
96,302	Kimberly-Clark Corp	11,931,818
110,025	Medtronic PLC	10,021,077
112,164	Merck & Co Inc	9,328,680
276,256	Nielsen Holdings PLC	6,538,979
27,900	PepsiCo Inc	3,419,145
360,488	Pfizer Inc	15,309,925
114,677	Philip Morris International Inc	10,136,300
161,431	Tyson Foods Inc Class A	11,208,154
10,700	Zimmer Biomet Holdings Inc	1,366,390
		152,483,718
Energy — 9.94%
58,644	Chevron Corp	7,223,768
21,962	EQT Corp	455,492
53,702	Equitrans Midstream Corp	1,169,630
232,663	Exxon Mobil Corp	18,799,170
115,000	Hess Corp	6,926,450
121,300	Occidental Petroleum Corp	8,030,060
30,900	Pioneer Natural Resources Co	4,705,452
277,038	Total SA	15,417,050
270,300	TransCanada Corp(b)	12,147,282
		74,874,354
Financial — 25.41%
232,839	American International Group Inc	10,026,047
10,533	Ameriprise Financial Inc	1,349,277
27,428	AXA Equitable Holdings Inc	552,400
15,437	Bank of America Corp	425,907
57,200	Bank of New York Mellon Corp	2,884,596
99,761	Brighthouse Financial Inc(c)	3,620,327
89,873	Chubb Ltd	12,589,410
89,094	Citigroup Inc	5,543,429
97,900	Equity Residential REIT	7,373,828
369,400	Fifth Third Bancorp	9,316,268

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
203,200	Franklin Resources Inc	$ 6,734,048
225,580	JPMorgan Chase & Co	22,835,463
87,084	KeyCorp	1,371,573
172,320	Loews Corp	8,259,298
29,879	Marsh & McLennan Cos Inc	2,805,638
216,292	MetLife Inc	9,207,551
291,242	Morgan Stanley	12,290,412
25,700	Northern Trust Corp	2,323,537
61,300	PNC Financial Services Group Inc	7,519,058
146,296	Rayonier Inc REIT	4,611,250
47,936	SL Green Realty Corp REIT	4,310,405
146,000	State Street Corp	9,608,260
205,026	US Bancorp	9,880,203
515,100	Wells Fargo & Co	24,889,632
257,613	Weyerhaeuser Co REIT	6,785,526
24,782	Willis Towers Watson PLC	4,352,958
		191,466,301
Industrial — 9.50%
38,138	Boeing Co	14,546,596
65,842	Emerson Electric Co	4,508,202
7,896	Flowserve Corp	356,425
600,900	General Electric Co	6,002,991
75,641	Harris Corp	12,080,624
7,800	Illinois Tool Works Inc	1,119,534
300,406	Johnson Controls International PLC	11,096,998
2,400	Northrop Grumman Corp	647,040
57,211	nVent Electric PLC	1,543,553
28,600	Pentair PLC	1,272,986
82,247	Stericycle Inc(c)	4,475,882
15,200	TE Connectivity Ltd	1,227,400
90,995	United Parcel Service Inc Class B	10,167,781
19,500	Vulcan Materials Co	2,308,800
2,838	Wabtec Corp	209,217
		71,564,029
Technology — 5.67%
101,900	Applied Materials Inc	4,041,354
86,700	Hewlett Packard Enterprise Co	1,337,781
129,097	Microsoft Corp	15,225,700
17,200	NXP Semiconductors NV	1,520,308
233,903	QUALCOMM Inc	13,339,488
55,200	Texas Instruments Inc	5,855,064
29,300	Western Digital Corp	1,408,158
		42,727,853
Utilities — 5.80%
41,200	Duke Energy Corp	3,708,000
84,015	Edison International	5,202,209
60,300	Evergy Inc	3,500,415
389,424	NiSource Inc	11,160,892
32,901	PG&E Corp(c)	585,638
25,512	Sempra Energy	3,210,940
Shares		Fair Value
Utilities — (continued)
315,727	Southern Co	$ 16,316,771
		43,684,865
TOTAL COMMON STOCK — 93.92% (Cost $626,331,555)		$707,620,482
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.84%
102,119	Becton Dickinson & Co, 6.13%	6,341,699
Utilities — 1.68%
16,535	DTE Energy Co, 6.50%	914,280
107,195	NextEra Energy Inc, 6.12%(b)	6,656,902
36,799	Sempra Energy, 6.00%	3,889,286
11,277	Sempra Energy, 6.75%	1,196,694
		12,657,162
TOTAL CONVERTIBLE PREFERRED STOCK — 2.52% (Cost $15,994,207)		$ 18,998,861
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.79%
$21,000,000	Federal Home Loan Bank Discount Notes 2.28%, 04/01/2019	20,997,375
Repurchase Agreements — 0.37%
662,567	Undivided interest of 1.00% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $662,567 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(d)	662,567

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 662,567	Undivided interest of 1.31% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $662,567 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(d)	$ 662,567
139,296	Undivided interest of 10.05% in a repurchase agreement (principal amount/value $1,389,708 with a maturity value of $1,390,009) with Credit Agricole Securities (USA) Inc., 2.60%, dated 3/29/19 to be repurchased at $139,296 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 4/25/19 - 7/15/27, with a value of $1,417,503.(d)	139,296
662,567	Undivided interest of 2.79% in a repurchase agreement (principal amount/value $23,833,188 with a maturity value of $23,838,451) with Citigroup Global Markets Inc, 2.65%, dated 3/29/19 to be repurchased at $662,567 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.50%, 4/2/19 - 10/20/68, with a value of $24,309,852.(d)	662,567
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 662,567	Undivided interest of 3.68% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $662,567 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(d)	$ 662,567
		2,789,564
SHORT TERM INVESTMENTS — 3.16% (Cost $23,786,939)		$ 23,786,939
TOTAL INVESTMENTS — 100.31% (Cost $671,412,801)		$755,772,380
OTHER ASSETS & LIABILITIES, NET — (0.31)%		$ (2,306,572)
TOTAL NET ASSETS — 100.00%		$753,465,808

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at March 29, 2019.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 29, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 3,843,180	$ —	$ 3,843,180
Convertible Bonds	—	1,522,918	—	1,522,918
Common Stock	681,768,246	25,852,236	—	707,620,482
Convertible Preferred Stock	—	18,998,861	—	18,998,861
Short Term Investments	—	23,786,939	—	23,786,939
Total Assets	$ 681,768,246	$ 74,004,134	$ 0	$ 755,772,380
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.80%
110,000	Air Products & Chemicals Inc	$ 21,005,600
111,000	Franco-Nevada Corp(a)	8,330,550
234,000	RPM International Inc	13,581,360
317,000	Valvoline Inc	5,883,520
		48,801,030
Communications — 3.82%
550,000	Corning Inc	18,205,000
126,000	IAC/InterActiveCorp (b)	26,473,860
19,000	Shopify Inc Class A(b)	3,925,780
575,000	Symantec Corp	13,219,250
66	Venture Global LNG Inc Series B(b)(c)(d)	343,200
410	Venture Global LNG Inc Series C(b)(c)(d)	2,132,000
11,487	Zillow Group Inc Class A(b)	392,856
55,000	Zillow Group Inc Class C(a)(b)	1,910,700
		66,602,646
Consumer, Cyclical — 15.21%
79,000	Alaska Air Group Inc	4,433,480
207,000	Aptiv PLC	16,454,430
192,000	Aramark	5,673,600
111,000	Burlington Stores Inc(b)	17,391,480
82,000	CarMax Inc(b)	5,723,600
104,000	Casey's General Stores Inc	13,392,080
48,000	Darden Restaurants Inc	5,830,560
176,000	Dollar General Corp	20,996,800
152,000	Dollar Tree Inc(b)	15,966,080
137,000	Dunkin' Brands Group Inc	10,288,700
14,000	Ferrari NV	1,873,200
138,000	Hilton Worldwide Holdings Inc	11,469,180
95,839	KAR Auction Services Inc	4,917,499
88,658	Levi Strauss & Co Class A(b)	2,087,896
96,000	Marriott International Inc Class A	12,008,640
719,000	MGM Resorts International	18,449,540
172,000	Michaels Cos Inc(b)	1,964,240
468,000	Norwegian Cruise Line Holdings Ltd(b)	25,721,280
27,000	O'Reilly Automotive Inc(b)	10,484,100
575,633	Tapestry Inc	18,702,316
38,000	Tiffany & Co	4,010,900
25,000	Ulta Beauty Inc(b)	8,718,250
109,000	United Continental Holdings Inc(b)	8,696,020
69,000	Vail Resorts Inc	14,993,700
69,000	Visteon Corp(b)	4,647,150
		264,894,721
Consumer, Non-Cyclical — 26.92%
225,000	Acadia Healthcare Co Inc(a)(b)	6,594,750
328,000	Alkermes PLC(b)	11,968,720
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
62,000	Alnylam Pharmaceuticals Inc(b)	$ 5,793,900
402,000	Amneal Pharmaceuticals Inc(b)	5,696,340
28,000	Argenx SE ADR(b)	3,495,520
83,000	Avery Dennison Corp	9,379,000
518,417	Bruker Corp	19,927,949
440,000	Catalent Inc(b)	17,859,600
383,000	Conagra Brands Inc	10,624,420
124,000	Cooper Cos Inc	36,725,080
337,000	CoreLogic Inc(b)	12,556,620
27,000	CoStar Group Inc(b)	12,593,340
411,040	Elanco Animal Health Inc(b)	13,182,053
53,000	Equifax Inc	6,280,500
81,000	Exact Sciences Corp(b)	7,016,220
69,000	FleetCor Technologies Inc(b)	17,014,710
55,000	Gartner Inc(b)	8,342,400
69,000	Global Payments Inc	9,419,880
701,000	Hologic Inc(b)	33,928,400
30,212	ICU Medical Inc(b)	7,230,638
21,000	IDEXX Laboratories Inc(b)	4,695,600
207,000	IHS Markit Ltd(b)	11,256,660
97,000	Incyte Corp(b)	8,342,970
52,000	IQVIA Holdings Inc(b)	7,480,200
247,000	Kroger Co	6,076,200
28,000	MarketAxess Holdings Inc	6,890,240
126,000	MEDNAX Inc(b)	3,423,420
219,000	Perrigo Co PLC	10,547,040
28,000	Sage Therapeutics Inc(b)	4,453,400
101,000	Seattle Genetics Inc(b)	7,397,240
220,000	ServiceMaster Global Holdings Inc(b)	10,274,000
329,000	Sprouts Farmers Market Inc(b)	7,086,660
143,000	Teleflex Inc	43,208,880
234,000	TransUnion	15,640,560
193,000	TreeHouse Foods Inc(b)	12,458,150
165,000	Verisk Analytics Inc Class A	21,945,000
82,000	West Pharmaceutical Services Inc	9,036,400
204,000	Worldpay Inc Class A(b)	23,154,000
		468,996,660
Energy — 2.94%
388,000	Cabot Oil & Gas Corp	10,126,800
298,000	Centennial Resource Development Inc Class A(b)	2,619,420
166,000	Concho Resources Inc	18,419,360
167,000	Continental Resources Inc(b)	7,476,590
83,000	Pioneer Natural Resources Co	12,639,240
		51,281,410
Financial — 7.24%
96,000	Assurant Inc	9,111,360
100,000	Axis Capital Holdings Ltd	5,478,000

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
138,000	CBOE Global Markets Inc	$ 13,170,720
494,000	Fidelity National Financial Inc	18,055,700
273,000	Fifth Third Bancorp	6,885,060
363,000	KKR & Co Inc Class A(a)	8,526,870
66,000	Oaktree Capital Group LLC LP	3,276,900
82,000	Progressive Corp	5,911,380
408,000	SLM Corp	4,043,280
455,000	TD Ameritrade Holding Corp	22,745,450
95,000	Webster Financial Corp	4,813,650
137,000	Willis Towers Watson PLC	24,064,050
		126,082,420
Industrial — 21.01%
385,000	Agilent Technologies Inc	30,946,300
137,000	Allegion PLC	12,427,270
509,000	Ball Corp	29,450,740
175,000	BWX Technologies Inc	8,676,500
32,000	Cognex Corp	1,627,520
32,942	Coherent Inc(b)	4,668,540
348,000	Colfax Corp(a)(b)	10,328,640
233,000	Fortive Corp	19,546,370
125,000	frontdoor Inc(b)	4,302,500
481,000	Gardner Denver Holdings Inc(b)	13,376,610
192,000	Harris Corp	30,664,320
151,000	IDEX Corp	22,912,740
111,000	JB Hunt Transport Services Inc	11,243,190
54,925	Kansas City Southern	6,370,202
315,700	Keysight Technologies Inc(b)	27,529,040
31,000	L3 Technologies Inc	6,397,470
42,000	Martin Marietta Materials Inc	8,449,560
126,000	National Instruments Corp	5,589,360
69,000	Roper Technologies Inc	23,595,930
274,000	Sealed Air Corp	12,620,440
460,000	Sensata Technologies Holding PLC(b)	20,709,200
566,000	Textron Inc	28,673,560
109,000	Waste Connections Inc	9,656,310
206,000	Xylem Inc	16,282,240
		366,044,552
Technology — 12.14%
109,000	Atlassian Corp PLC Class A(b)	12,250,510
164,000	Black Knight Inc(b)	8,938,000
94,979	Ceridian HCM Holding Inc(b)	4,872,423
83,000	DocuSign Inc(b)	4,302,720
122,000	Entegris Inc(a)	4,354,180
109,000	Fidelity National Information Services Inc	12,327,900
220,000	Fiserv Inc(b)	19,421,600
8,000	Guidewire Software Inc(b)	777,280
632,000	Marvell Technology Group Ltd	12,570,480
Shares		Fair Value
Technology — (continued)
208,000	Maxim Integrated Products Inc	$ 11,059,360
413,000	Microchip Technology Inc(a)	34,262,480
13,000	Red Hat Inc(b)	2,375,100
140,000	Skyworks Solutions Inc	11,547,200
71,000	Splunk Inc(b)	8,846,600
123,000	SS&C Technologies Holdings Inc	7,833,870
93,000	Tableau Software Inc Class A(b)	11,837,040
18,000	Veeva Systems Inc Class A(b)	2,283,480
18,350	WeWork Class A(b)(c)(d)	941,355
129,000	Workday Inc Class A(b)	24,877,650
124,000	Xilinx Inc	15,721,960
		211,401,188
Utilities — 1.26%
61,000	Atmos Energy Corp	6,278,730
124,000	Sempra Energy	15,606,640
		21,885,370
TOTAL COMMON STOCK — 93.34% (Cost $1,277,746,035)		$1,625,989,997
CONVERTIBLE PREFERRED STOCK
Communications — 0.15%
5,230	Roofoods Ltd Series F, 0.00%(b)(c)(d)	2,666,934
Technology — 0.29%
86,583	Slack Technologies Inc Series H, 0.00%(b)(c)(d)	1,030,796
44,193	WeWork Series D-1, 0.00%(b)(c)(d)	2,267,101
34,723	WeWork Series D-2, 0.00%(b)(c)(d)	1,781,290
		5,079,187
TOTAL CONVERTIBLE PREFERRED STOCK — 0.44% (Cost $4,194,017)		$ 7,746,121

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.26%
$109,000,000	Federal Home Loan Bank 2.23%, 04/01/2019	$ 108,986,677
Repurchase Agreements — 0.99%
4,088,758	Undivided interest of 10.09% in a repurchase agreement (principal amount/value $40,580,879 with a maturity value of $40,589,908) with Scotia Capital (USA) Inc, 2.67%, dated 3/29/19 to be repurchased at $4,088,758 on 4/1/19 collateralized by various U.S. Government Agency securities, 3.50% - 4.57%, 12/1/33 - 2/1/49, with a value of $41,401,706.(e)	4,088,758
907,956	Undivided interest of 17.12% in a repurchase agreement (principal amount/value $5,314,222 with a maturity value of $5,315,365) with Bank of Montreal, 2.58%, dated 3/29/19 to be repurchased at $907,956 on 4/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 4/25/19 - 8/15/48, with a value of $5,420,507.(e)	907,956
4,088,758	Undivided interest of 22.73% in a repurchase agreement (principal amount/value $18,030,613 with a maturity value of $18,034,535) with Mizuho Securities (USA) LLC, 2.61%, dated 3/29/19 to be repurchased at $4,088,758 on 4/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 10/1/19 - 7/1/48, with a value of $18,391,225.(e)	4,088,758
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,088,758	Undivided interest of 6.17% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $4,088,758 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(e)	$ 4,088,758
4,088,758	Undivided interest of 8.11% in a repurchase agreement (principal amount/value $50,489,264 with a maturity value of $50,500,161) with BNP Paribas Securities Corp, 2.59%, dated 3/29/19 to be repurchased at $4,088,758 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.13%, 5/15/19 - 2/15/48, with a value of $51,499,049.(e)	4,088,758
		17,262,988
SHORT TERM INVESTMENTS — 7.25% (Cost $126,249,665)		$ 126,249,665
TOTAL INVESTMENTS — 101.03% (Cost $1,408,189,717)		$1,759,985,783
OTHER ASSETS & LIABILITIES, NET — (1.03)%		$ (17,951,961)
TOTAL NET ASSETS — 100.00%		$1,742,033,822

(a)	All or a portion of the security is on loan at March 29, 2019.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
At March 29, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B	03/08/2018	$ 199,320	$343,200	0.02%
Venture Global LNG Inc Series C	10/16/2017	1,504,805	2,132,000	0.12
WeWork Class A	12/09/2014-05/26/2015	265,478	941,355	0.05
Convertible Preferred Stock
Roofoods Ltd Series F	09/12/2017	1,849,174	2,666,934	0.15
Slack Technologies Inc Series H	08/17/2018	1,030,797	1,030,796	0.06
WeWork Series D-1	12/09/2014	735,866	2,267,101	0.13
WeWork Series D-2	12/09/2014	578,180	1,781,290	0.10
		$6,163,620	$11,162,676	0.63%
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,622,573,442	$ —	$ 3,416,555	$ 1,625,989,997
Convertible Preferred Stock	—	—	7,746,121	7,746,121
Short Term Investments	—	126,249,665	—	126,249,665
Total Assets	$ 1,622,573,442	$ 126,249,665	$ 11,162,676	$ 1,759,985,783
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.55%
$ 1,445,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	$ 1,448,350
29,156	Citicorp Residential Mortgage Trust(b) Series 2006-2 Class A6 5.41%, 09/25/2036	29,580
3,555,861	Element Rail Leasing II LLC(a) Series 2016-1A Class A1 3.97%, 03/19/2046	3,600,210
2,975,000	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	2,973,992
	Mill City Mortgage Loan Trust(a)(c)
	Series 2017-2 Class A1
1,559,932	2.75%, 07/25/2059	1,540,973
	Series 2018-1 Class A1
1,070,834	3.25%, 05/25/2062	1,066,946
1,458,881	SoFi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	1,463,882
808,022	SoFi Consumer Loan Program Trust(a) Series 2018-4 Class A 3.54%, 11/26/2027	812,774
1,066,440	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	1,064,868
	Towd Point Mortgage Trust(a)(c)
	Series 2015-1 Class A2
5,000,000	3.25%, 10/25/2053	4,994,445
	Series 2015-4 Class A1B
440,796	2.75%, 04/25/2055	436,894
	Series 2015-5 Class A1B
405,219	2.75%, 05/25/2055	401,299
	Series 2017-2 Class A1
1,157,716	2.75%, 04/25/2057	1,145,934
		20,980,147
U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(d) Series T-34 Class A1V 2.73%, 07/25/2031 1-mo. LIBOR + 0.12%	152,078
TOTAL ASSET-BACKED SECURITIES — 6.60% (Cost $21,180,880)		$ 21,132,225
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Utilities — 0.16%
$ 501,764	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	$ 514,464
TOTAL CORPORATE BONDS AND NOTES — 0.16% (Cost $524,244)		$ 514,464
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.95%
880,447	Citigroup Mortgage Loan Trust(a)(c) Series 2018-RP1 Class A1 3.00%, 09/25/2064	871,893
2,199,185	MetLife Securitization Trust(a)(c) Series 2017-1A Class A 3.00%, 04/25/2055	2,178,705
		3,050,598
U.S. Government Agency — 76.14%
515,542	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	507,591
	Federal Home Loan Mortgage Corp
4,517	11.00%, 07/01/2020	4,540
13,629	11.00%, 08/01/2020	13,785
23,878	5.50%, 04/01/2022	24,605
266,550	4.50%, 04/01/2024	274,670
147,270	4.50%, 05/01/2024	152,126
164,712	4.50%, 12/01/2024	169,797
3,058	9.50%, 04/01/2025	3,296
190,840	4.00%, 03/01/2026	197,014
1,712,529	3.00%, 12/01/2026	1,735,181
530,304	2.50%, 01/01/2029	530,440
830,880	3.00%, 07/01/2029	841,881
967,597	3.50%, 02/01/2032	995,857
19,652	7.50%, 03/01/2032	19,680
88,225	5.50%, 08/01/2033	96,864
65,376	5.50%, 01/01/2034	71,872
854,792	4.00%, 05/01/2034	892,571
149,341	5.50%, 10/01/2034	162,675
459,886	5.00%, 09/01/2035	495,971
79,876	5.50%, 09/01/2035	87,783
336,324	5.00%, 12/01/2035	362,491
23,212	5.00%, 01/01/2036	25,003
289,256	6.00%, 01/01/2036	318,784
151,515	6.00%, 03/01/2036	167,066
135,033	6.00%, 07/01/2036	151,789
2,057,932	3.00%, 09/01/2036	2,079,036
29,637	5.50%, 05/01/2038	32,379
28,457	6.00%, 05/01/2038	31,342
98,325	5.00%, 06/01/2038	105,923
687,058	4.50%, 02/01/2040	727,606
928,817	5.00%, 03/01/2040	1,000,933

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 570,298	4.00%, 10/01/2040	$ 592,032
775,240	4.00%, 01/01/2041	804,791
423,709	4.00%, 02/01/2041	439,864
510,366	3.50%, 02/01/2042	521,652
535,807	4.00%, 03/01/2042	556,241
1,761,425	3.50%, 06/01/2042	1,800,495
355,038	3.50%, 11/01/2042	362,914
1,899,746	3.00%, 04/01/2043	1,901,608
703,049	4.00%, 06/01/2043	729,562
1,504,820	3.00%, 07/01/2043	1,506,295
1,952,626	4.00%, 05/01/2044	2,034,288
1,892,691	3.50%, 10/01/2045	1,927,062
867,271	3.00%, 10/01/2046	864,898
5,651,217	3.00%, 11/01/2046	5,633,777
3,555,601	3.00%, 12/01/2046	3,541,517
4,705,257	3.50%, 10/01/2047	4,782,479
10,574,296	3.50%, 11/01/2047	10,746,746
1,760,314	4.00%, 05/01/2048	1,816,854
5,552,222	4.00%, 09/01/2048	5,729,197
2,681,711	4.00%, 10/01/2048	2,767,164
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,565,784	2.20%, 07/25/2025	1,536,213
	Series K072 Class A1
1,448,814	3.25%, 11/25/2027	1,484,470
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,591,179
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	5,962,106
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,776,893
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(c)	5,101,212
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(c)	5,043,282
	Federal National Mortgage Association
34,175	5.00%, 06/01/2023	35,123
3,492	8.50%, 08/01/2024	3,746
679,619	4.00%, 01/01/2025	704,018
223,591	4.00%, 07/01/2025	230,344
227,559	4.00%, 09/01/2025	234,432
773,214	3.50%, 11/01/2025	791,125
186,436	4.00%, 12/01/2025	192,066
331,794	3.00%, 06/01/2027	336,086
1,450,478	3.00%, 08/01/2029	1,465,039
182,497	4.50%, 02/01/2030	190,665
192,846	4.50%, 03/01/2030	201,478
993,606	2.50%, 06/01/2030	993,167
899,119	3.00%, 10/01/2030	908,845
53,779	7.00%, 02/01/2031	58,645
69,215	7.00%, 09/01/2031	79,582
151,445	6.50%, 12/01/2031	167,263
83,676	7.00%, 12/01/2031	90,088
328,379	6.50%, 01/01/2032	362,679
43,014	7.00%, 01/01/2032	43,400
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 154,435	6.50%, 02/01/2032	$ 170,566
2,573,268	3.00%, 05/01/2032	2,603,990
432,645	3.00%, 08/01/2032	436,808
153,991	6.00%, 02/01/2033	158,547
190,631	6.00%, 03/01/2033	213,277
177,245	5.50%, 07/01/2033	193,515
336,905	5.00%, 09/01/2033	362,494
85,210	5.50%, 09/01/2033	93,037
242,329	5.50%, 11/01/2033	268,500
113,938	5.50%, 03/01/2034	125,365
82,576	5.50%, 10/01/2034	90,864
150,561	5.50%, 12/01/2034	165,673
277,688	5.50%, 02/01/2035	305,501
740,308	3.50%, 04/01/2035	757,400
20,038	5.00%, 08/01/2035	21,545
157,746	5.00%, 09/01/2035	169,748
367,393	5.00%, 10/01/2035	395,398
133,301	5.50%, 10/01/2035	146,650
262,339	6.00%, 12/01/2035	289,673
133,900	5.50%, 01/01/2036	147,344
155,131	6.00%, 01/01/2036	171,172
54,031	6.00%, 02/01/2036	59,662
55,761	6.00%, 03/01/2036	61,561
223,800	5.50%, 05/01/2036	245,543
73,691	6.00%, 05/01/2037	81,339
129,296	5.00%, 07/01/2037	139,118
302,194	5.50%, 03/01/2038	325,564
295,081	5.50%, 06/01/2038	324,358
174,574	4.50%, 02/01/2039	185,084
258,592	5.00%, 04/01/2039	278,255
623,291	4.50%, 05/01/2039	663,699
305,326	4.50%, 06/01/2039	324,432
729,747	4.50%, 08/01/2039	772,240
708,162	5.00%, 11/01/2039	765,117
339,988	5.00%, 12/01/2039	367,473
151,868	4.50%, 03/01/2040	160,567
405,341	5.00%, 06/01/2040	436,919
1,232,387	4.50%, 08/01/2040	1,302,993
177,533	4.50%, 09/01/2040	187,705
738,503	5.00%, 09/01/2040	796,656
402,130	4.50%, 11/01/2040	425,061
459,283	5.00%, 01/01/2041	493,360
406,760	4.50%, 02/01/2041	431,897
124,699	4.00%, 03/01/2041	129,350
2,327,294	4.50%, 03/01/2041	2,460,554
586,523	4.50%, 04/01/2041	620,127
558,510	4.00%, 09/01/2041	581,416
629,958	4.50%, 10/01/2041	666,053
1,827,974	3.50%, 12/01/2041	1,867,440
1,960,287	4.00%, 12/01/2041	2,042,290
1,136,248	4.00%, 07/01/2042	1,187,052
350,667	3.00%, 09/01/2042	350,958
1,123,672	3.50%, 09/01/2042	1,128,832
912,449	3.50%, 10/01/2042	932,152
683,181	3.00%, 12/01/2042	683,749
1,951,414	3.00%, 03/01/2043	1,953,031
1,849,001	3.00%, 05/01/2043	1,850,538
1,236,994	3.00%, 07/01/2043	1,226,518

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,046,872	3.00%, 08/01/2043	$ 1,047,743
731,030	3.00%, 09/01/2043	731,638
756,150	4.00%, 07/01/2045	782,002
1,175,605	3.50%, 08/01/2045	1,196,259
6,652,260	3.50%, 12/01/2045	6,769,142
6,227,571	3.50%, 01/01/2046	6,336,995
1,417,424	3.50%, 02/01/2046	1,442,328
2,182,135	3.50%, 03/01/2046	2,219,801
2,728,050	3.50%, 07/01/2046	2,773,735
1,006,988	3.50%, 09/01/2046	1,023,644
6,159,028	3.00%, 10/01/2046	6,145,828
2,586,234	3.00%, 11/01/2046	2,578,773
1,466,723	3.50%, 12/01/2046	1,490,528
1,681,034	4.00%, 03/01/2047	1,737,459
1,713,239	4.00%, 06/01/2047	1,770,745
2,556,218	4.50%, 06/01/2047	2,675,560
1,955,213	3.50%, 07/01/2047	1,986,452
2,798,824	4.00%, 07/01/2047	2,892,773
4,073,956	3.50%, 08/01/2047	4,139,211
5,869,130	4.00%, 08/01/2047	6,066,137
1,927,643	3.50%, 12/01/2047	1,957,944
1,737,841	4.00%, 10/01/2048	1,790,578
2,056,792	3.50%, 08/01/2056	2,081,558
2,156,831	3.00%, 02/01/2057	2,131,223
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
2,177,472	3.00%, 06/25/2048	2,159,129
	Series 2018-43 Class JD
2,657,973	3.00%, 06/25/2048	2,650,422
	Series 2018-51 Class A
2,996,227	3.00%, 07/25/2048	3,002,173
	Government National Mortgage Association
4,222	8.00%, 11/20/2023	4,458
2,314	7.50%, 10/20/2028	2,526
2,020	7.50%, 12/20/2028	2,186
171,292	5.00%, 10/20/2033	184,828
140,897	5.00%, 02/20/2034	150,741
148,856	5.50%, 11/20/2034	163,194
123,391	5.50%, 04/20/2035	135,281
116,303	5.00%, 12/20/2035	124,398
76,668	5.50%, 05/20/2039	83,221
1,719,730	4.00%, 12/15/2040	1,787,755
975,967	4.00%, 01/15/2041	1,014,307
1,050,094	4.00%, 03/20/2041	1,093,887
315,734	4.00%, 05/20/2041	328,859
1,232,099	4.00%, 07/20/2041	1,283,363
792,377	4.00%, 09/15/2041	823,697
564,628	3.50%, 08/15/2042	579,840
2,436,114	3.50%, 08/20/2045	2,492,599
1,929,674	3.50%, 12/20/2045	1,975,766
1,279,885	3.00%, 01/20/2046	1,289,969
1,370,622	3.50%, 01/20/2046	1,403,363
978,712	3.00%, 04/20/2046	985,212
1,415,652	3.50%, 04/20/2046	1,449,444
1,527,315	3.00%, 09/20/2046	1,538,405
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 593,988	3.00%, 10/20/2046	$ 597,935
1,126,811	3.50%, 06/20/2047	1,151,254
2,063,532	4.00%, 09/20/2047	2,132,165
1,936,835	4.50%, 05/20/2048	2,013,147
10,214,124	4.50%, 09/20/2048	10,648,098
2,257,359	5.00%, 09/20/2048	2,334,622
	Series 2018-94 Class AC
3,147,319	3.50%, 07/20/2048	3,232,140
	Vendee Mortgage Trust
	Series 1993-3 Class 1
279,405	5.51%, 09/15/2023(c)	287,358
	Series 1996-3 Class 1Z
687,519	6.75%, 09/15/2026	737,852
	Series 2002-1 Class 1A
349,034	6.00%, 10/15/2031	381,388
	Series 2008-1 Class GD
906,585	5.25%, 01/15/2032	931,026
	Series 2011-2 Class V
1,235,964	3.75%, 02/15/2028	1,231,763
		243,874,690
TOTAL MORTGAGE-BACKED SECURITIES — 77.09% (Cost $248,093,643)		$246,925,288
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,489,400
500,000	5.75%, 06/12/2026	602,435
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.65% (Cost $2,045,625)		$ 2,091,835
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,475,000	2.88%, 10/15/2021	2,513,188
2,500,000	1.50%, 01/31/2022	2,449,805
3,750,000	1.75%, 02/28/2022	3,699,463
3,000,000	1.63%, 11/15/2022	2,938,008
2,500,000	2.75%, 04/30/2023	2,550,293
1,000,000	2.75%, 07/31/2023	1,021,367
4,125,000	2.75%, 02/28/2025	4,231,025
2,000,000	2.75%, 06/30/2025	2,052,500
2,000,000	2.88%, 07/31/2025	2,067,500
3,000,000	2.63%, 12/31/2025	3,059,297
3,500,000	3.50%, 02/15/2039	3,972,773
1,250,000	3.13%, 02/15/2043	1,327,100
3,250,000	2.88%, 05/15/2043	3,306,748
4,200,000	2.50%, 02/15/2045	3,971,625
1,000,000	2.50%, 02/15/2046	942,617
2,500,000	3.00%, 02/15/2048	2,592,871
1,750,000	3.13%, 05/15/2048	1,859,990

See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,000,000	3.00%, 08/15/2048	$ 4,150,313
TOTAL U.S. TREASURY BONDS AND NOTES — 15.21% (Cost $47,156,797)		$ 48,706,483
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.12%
400,000	Repurchase agreement (principal amount/value $400,000 with a maturity value of $400,084 with Daiwa Capital Markets America Inc, 2.50%, dated 3/29/19 to be repurchased at $400,084 on 4/1/19 collateralized by a U.S. Treasury security, 2.50%, 2/15/22, with a value of $408,046.	400,000
SHORT TERM INVESTMENTS — 0.12% (Cost $400,000)		$ 400,000
TOTAL INVESTMENTS — 99.83% (Cost $319,401,189)		$319,770,295
OTHER ASSETS & LIABILITIES, NET — 0.17%		$ 538,014
TOTAL NET ASSETS — 100.00%		$320,308,309
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 29, 2019. Maturity date disclosed represents final maturity date.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

March 29, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
9,428,030	Great-West Bond Index Fund Institutional Class(a)	$ 91,169,050
4,602,669	Great-West Core Bond Fund Institutional Class(a)	44,783,972
5,108,556	Great-West Global Bond Fund Institutional Class(a)	46,487,854
10,360,252	Great-West Inflation-Protected Securities Fund Institutional Class(a)	100,598,045
3,917,644	Great-West Multi-Sector Bond Fund Institutional Class(a)	36,786,675
2,976,972	Great-West Putnam High Yield Bond Institutional Class(a)	27,894,228
3,889,216	Great-West Short Duration Bond Fund Institutional Class(a)	38,230,996

TOTAL BOND MUTUAL FUNDS — 45.52% (Cost $390,236,138)		$385,950,820
EQUITY MUTUAL FUNDS
484,627	American Century Real Estate Fund Class R6	13,962,114
762,755	DFA International Real Estate Securities Portfolio Institutional Class	3,897,678
278,775	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,228,215
1,381,583	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,978,326
2,313,792	Great-West International Growth Fund Institutional Class(a)	18,579,746
4,338,305	Great-West International Index Fund Institutional Class(a)	41,257,282
2,923,501	Great-West International Value Fund Institutional Class(a)	22,715,602
3,215,822	Great-West Large Cap Growth Fund Institutional Class(a)	32,576,281
1,065,477	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,809,946
1,488,514	Great-West Mid Cap Value Fund Institutional Class(a)	13,069,153
2,128,172	Great-West Putnam Equity Income Fund Institutional Class(a)	19,089,702
Shares		Fair Value
Equity Mutual Funds — (continued)
1,497,819	Great-West Real Estate Index Fund Institutional Class(a)	$ 13,944,695
7,336,623	Great-West S&P 500® Index Fund Institutional Class(a)	70,651,677
3,441,612	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	30,251,771
1,798,267	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,512,017
2,535,157	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	19,089,733
1,752,006	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,945,968
299,932	Invesco Global Real Estate Fund Class R6	3,908,118
134,352	Invesco Small Cap Discovery Fund Class R6	1,359,639
177,888	Janus Henderson Triton Fund Class N	5,359,769
1,023,506	Northern Emerging Markets Equity Index Fund	11,975,016

TOTAL EQUITY MUTUAL FUNDS — 44.01% (Cost $385,630,500)		$373,162,448
Account Balance
FIXED INTEREST CONTRACT
89,147,316 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	89,147,316

TOTAL FIXED INTEREST CONTRACT — 10.51% (Cost $89,147,316)		$ 89,147,316
TOTAL INVESTMENTS — 100.04% (Cost $865,013,954)		$848,260,584
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (354,515)
TOTAL NET ASSETS — 100.00%		$847,906,069

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,373,383	Great-West Bond Index Fund Institutional Class(a)	$ 22,950,610
1,157,270	Great-West Core Bond Fund Institutional Class(a)	11,260,234
1,201,455	Great-West Global Bond Fund Institutional Class(a)	10,933,239
1,906,995	Great-West Inflation-Protected Securities Fund Institutional Class(a)	18,516,927
976,373	Great-West Multi-Sector Bond Fund Institutional Class(a)	9,168,140
716,380	Great-West Putnam High Yield Bond Institutional Class(a)	6,712,480
745,606	Great-West Short Duration Bond Fund Institutional Class(a)	7,329,311

TOTAL BOND MUTUAL FUNDS — 42.07% (Cost $87,092,987)		$ 86,870,941
EQUITY MUTUAL FUNDS
118,549	American Century Real Estate Fund Class R6	3,415,397
197,888	DFA International Real Estate Securities Portfolio Institutional Class	1,011,207
76,858	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	890,021
412,965	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,580,411
658,561	Great-West International Growth Fund Institutional Class(a)	5,288,242
1,230,190	Great-West International Index Fund Institutional Class(a)	11,699,112
828,180	Great-West International Value Fund Institutional Class(a)	6,434,958
866,799	Great-West Large Cap Growth Fund Institutional Class(a)	8,780,670
318,681	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,335,932
402,416	Great-West Mid Cap Value Fund Institutional Class(a)	3,533,215
573,286	Great-West Putnam Equity Income Fund Institutional Class(a)	5,142,379
Shares		Fair Value
Equity Mutual Funds — (continued)
366,563	Great-West Real Estate Index Fund Institutional Class(a)	$ 3,412,705
1,979,554	Great-West S&P 500® Index Fund Institutional Class(a)	19,063,103
929,713	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,172,178
535,194	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,319,013
683,090	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,143,666
473,479	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,768,892
77,768	Invesco Global Real Estate Fund Class R6	1,013,320
38,784	Invesco Small Cap Discovery Fund Class R6	392,489
52,941	Janus Henderson Triton Fund Class N	1,595,108
305,722	Northern Emerging Markets Equity Index Fund	3,576,945

TOTAL EQUITY MUTUAL FUNDS — 49.68% (Cost $111,023,105)		$102,568,963
Account Balance
FIXED INTEREST CONTRACT
17,110,272 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	17,110,272

TOTAL FIXED INTEREST CONTRACT — 8.29% (Cost $17,110,272)		$ 17,110,272
TOTAL INVESTMENTS — 100.04% (Cost $215,226,364)		$206,550,176
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (77,901)
TOTAL NET ASSETS — 100.00%		$206,472,275

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
18,320,363	Great-West Bond Index Fund Institutional Class(a)	$ 177,157,905
8,960,843	Great-West Core Bond Fund Institutional Class(a)	87,189,002
8,854,747	Great-West Global Bond Fund Institutional Class(a)	80,578,198
10,689,400	Great-West Inflation-Protected Securities Fund Institutional Class(a)	103,794,077
7,526,501	Great-West Multi-Sector Bond Fund Institutional Class(a)	70,673,849
5,372,492	Great-West Putnam High Yield Bond Institutional Class(a)	50,340,246
4,431,395	Great-West Short Duration Bond Fund Institutional Class(a)	43,560,611

TOTAL BOND MUTUAL FUNDS — 36.46% (Cost $619,307,246)		$ 613,293,888
EQUITY MUTUAL FUNDS
977,769	American Century Real Estate Fund Class R6	28,169,522
1,709,234	DFA International Real Estate Securities Portfolio Institutional Class	8,734,188
714,565	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,274,668
4,244,521	Great-West Emerging Markets Equity Fund Institutional Class(a)	36,799,999
6,394,209	Great-West International Growth Fund Institutional Class(a)	51,345,501
11,932,767	Great-West International Index Fund Institutional Class(a)	113,480,616
8,061,376	Great-West International Value Fund Institutional Class(a)	62,636,889
8,052,441	Great-West Large Cap Growth Fund Institutional Class(a)	81,571,231
3,217,746	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	23,586,076
3,724,226	Great-West Mid Cap Value Fund Institutional Class(a)	32,698,707
Shares		Fair Value
Equity Mutual Funds — (continued)
5,314,578	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 47,671,762
3,022,127	Great-West Real Estate Index Fund Institutional Class(a)	28,136,002
18,378,202	Great-West S&P 500® Index Fund Institutional Class(a)	176,982,085
8,637,053	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	75,919,693
5,423,734	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	43,769,533
6,335,168	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	47,703,815
4,393,238	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,970,172
672,726	Invesco Global Real Estate Fund Class R6	8,765,613
398,246	Invesco Small Cap Discovery Fund Class R6	4,030,250
537,492	Janus Henderson Triton Fund Class N	16,194,647
3,136,504	Northern Emerging Markets Equity Index Fund	36,697,101

TOTAL EQUITY MUTUAL FUNDS — 57.55% (Cost $997,155,512)		$ 968,138,070
Account Balance
FIXED INTEREST CONTRACT
101,388,228 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	101,388,228

TOTAL FIXED INTEREST CONTRACT — 6.03% (Cost $101,388,228)		$ 101,388,228
TOTAL INVESTMENTS — 100.04% (Cost $1,717,850,986)		$1,682,820,186
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (675,850)
TOTAL NET ASSETS — 100.00%		$1,682,144,336

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,862,318	Great-West Bond Index Fund Institutional Class(a)	$ 18,008,615
908,410	Great-West Core Bond Fund Institutional Class(a)	8,838,827
862,835	Great-West Global Bond Fund Institutional Class(a)	7,851,795
756,837	Great-West Inflation-Protected Securities Fund Institutional Class(a)	7,348,886
758,951	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,126,549
529,270	Great-West Putnam High Yield Bond Institutional Class(a)	4,959,265
340,462	Great-West Short Duration Bond Fund Institutional Class(a)	3,346,742

TOTAL BOND MUTUAL FUNDS — 28.25% (Cost $57,494,956)		$ 57,480,679
EQUITY MUTUAL FUNDS
119,198	American Century Real Estate Fund Class R6	3,434,091
218,066	DFA International Real Estate Securities Portfolio Institutional Class	1,114,320
98,812	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,144,244
661,368	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,734,061
940,547	Great-West International Growth Fund Institutional Class(a)	7,552,591
1,756,626	Great-West International Index Fund Institutional Class(a)	16,705,511
1,183,659	Great-West International Value Fund Institutional Class(a)	9,197,034
1,128,798	Great-West Large Cap Growth Fund Institutional Class(a)	11,434,724
492,526	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,610,214
522,158	Great-West Mid Cap Value Fund Institutional Class(a)	4,584,548
744,464	Great-West Putnam Equity Income Fund Institutional Class(a)	6,677,839
Shares		Fair Value
Equity Mutual Funds — (continued)
368,040	Great-West Real Estate Index Fund Institutional Class(a)	$ 3,426,449
2,578,219	Great-West S&P 500® Index Fund Institutional Class(a)	24,828,247
1,211,754	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,651,318
826,235	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,667,716
886,434	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,674,847
616,646	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,908,502
85,989	Invesco Global Real Estate Fund Class R6	1,120,443
60,425	Invesco Small Cap Discovery Fund Class R6	611,506
81,554	Janus Henderson Triton Fund Class N	2,457,216
489,614	Northern Emerging Markets Equity Index Fund	5,728,484

TOTAL EQUITY MUTUAL FUNDS — 67.96% (Cost $150,526,483)		$138,263,905
Account Balance
FIXED INTEREST CONTRACT
7,790,834 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	7,790,834

TOTAL FIXED INTEREST CONTRACT — 3.83% (Cost $7,790,834)		$ 7,790,834
TOTAL INVESTMENTS — 100.04% (Cost $215,812,273)		$203,535,418
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (73,342)
TOTAL NET ASSETS — 100.00%		$203,462,076

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,220,739	Great-West Bond Index Fund Institutional Class(a)	$ 98,834,551
4,985,704	Great-West Core Bond Fund Institutional Class(a)	48,510,904
4,570,621	Great-West Global Bond Fund Institutional Class(a)	41,592,648
2,707,635	Great-West Inflation-Protected Securities Fund Institutional Class(a)	26,291,133
4,152,089	Great-West Multi-Sector Bond Fund Institutional Class(a)	38,988,117
2,840,066	Great-West Putnam High Yield Bond Institutional Class(a)	26,611,421
1,384,094	Great-West Short Duration Bond Fund Institutional Class(a)	13,605,643

TOTAL BOND MUTUAL FUNDS — 19.27% (Cost $295,651,075)		$ 294,434,417
EQUITY MUTUAL FUNDS
900,183	American Century Real Estate Fund Class R6	25,934,272
1,703,516	DFA International Real Estate Securities Portfolio Institutional Class	8,704,964
846,987	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,808,110
6,200,973	Great-West Emerging Markets Equity Fund Institutional Class(a)	53,762,434
8,396,093	Great-West International Growth Fund Institutional Class(a)	67,420,623
15,680,686	Great-West International Index Fund Institutional Class(a)	149,123,328
10,584,074	Great-West International Value Fund Institutional Class(a)	82,238,255
9,607,379	Great-West Large Cap Growth Fund Institutional Class(a)	97,322,750
4,529,819	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	33,203,574
4,461,240	Great-West Mid Cap Value Fund Institutional Class(a)	39,169,688
Shares		Fair Value
Equity Mutual Funds — (continued)
6,360,227	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 57,051,238
2,782,953	Great-West Real Estate Index Fund Institutional Class(a)	25,909,297
21,954,345	Great-West S&P 500® Index Fund Institutional Class(a)	211,420,343
10,318,795	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	90,702,209
7,617,079	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	61,469,826
7,578,982	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	57,069,738
5,238,144	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,695,623
670,468	Invesco Global Real Estate Fund Class R6	8,736,203
558,275	Invesco Small Cap Discovery Fund Class R6	5,649,741
752,530	Janus Henderson Triton Fund Class N	22,673,724
4,582,600	Northern Emerging Markets Equity Index Fund	53,616,416

TOTAL EQUITY MUTUAL FUNDS — 78.69% (Cost $1,249,902,643)		$1,202,682,356
Account Balance
FIXED INTEREST CONTRACT
31,784,535 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	31,784,535

TOTAL FIXED INTEREST CONTRACT — 2.08% (Cost $31,784,535)		$ 31,784,535
TOTAL INVESTMENTS — 100.04% (Cost $1,577,338,253)		$1,528,901,308
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (622,422)
TOTAL NET ASSETS — 100.00%		$1,528,278,886

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
604,570	Great-West Bond Index Fund Institutional Class(a)	$ 5,846,188
294,970	Great-West Core Bond Fund Institutional Class(a)	2,870,057
263,546	Great-West Global Bond Fund Institutional Class(a)	2,398,268
89,514	Great-West Inflation-Protected Securities Fund Institutional Class(a)	869,184
244,509	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,295,942
165,364	Great-West Putnam High Yield Bond Institutional Class(a)	1,549,463
58,031	Great-West Short Duration Bond Fund Institutional Class(a)	570,441

TOTAL BOND MUTUAL FUNDS — 12.05% (Cost $16,335,654)		$ 16,399,543
EQUITY MUTUAL FUNDS
80,600	American Century Real Estate Fund Class R6	2,322,094
159,322	DFA International Real Estate Securities Portfolio Institutional Class	814,134
81,293	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	941,372
655,475	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,682,966
843,941	Great-West International Growth Fund Institutional Class(a)	6,776,846
1,578,657	Great-West International Index Fund Institutional Class(a)	15,013,029
1,063,207	Great-West International Value Fund Institutional Class(a)	8,261,121
921,735	Great-West Large Cap Growth Fund Institutional Class(a)	9,337,174
468,893	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,436,988
426,470	Great-West Mid Cap Value Fund Institutional Class(a)	3,744,404
609,747	Great-West Putnam Equity Income Fund Institutional Class(a)	5,469,435
Shares		Fair Value
Equity Mutual Funds — (continued)
249,139	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,319,481
2,108,938	Great-West S&P 500® Index Fund Institutional Class(a)	20,309,070
991,800	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,717,925
789,117	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,368,175
726,248	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,468,647
502,654	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,001,128
62,756	Invesco Global Real Estate Fund Class R6	817,707
57,841	Invesco Small Cap Discovery Fund Class R6	585,346
78,082	Janus Henderson Triton Fund Class N	2,352,623
485,316	Northern Emerging Markets Equity Index Fund	5,678,202

TOTAL EQUITY MUTUAL FUNDS — 87.00% (Cost $129,165,697)		$118,417,867
Account Balance
FIXED INTEREST CONTRACT
1,343,982 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,343,982

TOTAL FIXED INTEREST CONTRACT — 0.99% (Cost $1,343,982)		$ 1,343,982
TOTAL INVESTMENTS — 100.04% (Cost $146,845,333)		$136,161,392
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (51,008)
TOTAL NET ASSETS — 100.00%		$136,110,384

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,871,771	Great-West Bond Index Fund Institutional Class(a)	$ 27,770,028
1,399,721	Great-West Core Bond Fund Institutional Class(a)	13,619,283
1,227,301	Great-West Global Bond Fund Institutional Class(a)	11,168,436
146,459	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,422,116
1,155,154	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,846,897
768,761	Great-West Putnam High Yield Bond Institutional Class(a)	7,203,293
180,930	Great-West Short Duration Bond Fund Institutional Class(a)	1,778,538

TOTAL BOND MUTUAL FUNDS — 8.30% (Cost $73,991,163)		$ 73,808,591
EQUITY MUTUAL FUNDS
533,075	American Century Real Estate Fund Class R6	15,357,891
1,095,890	DFA International Real Estate Securities Portfolio Institutional Class	5,599,996
538,370	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,234,326
4,799,522	Great-West Emerging Markets Equity Fund Institutional Class(a)	41,611,858
5,880,026	Great-West International Growth Fund Institutional Class(a)	47,216,611
10,988,462	Great-West International Index Fund Institutional Class(a)	104,500,276
7,419,843	Great-West International Value Fund Institutional Class(a)	57,652,182
6,136,190	Great-West Large Cap Growth Fund Institutional Class(a)	62,159,609
3,351,302	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	24,565,046
2,847,528	Great-West Mid Cap Value Fund Institutional Class(a)	25,001,296
4,055,084	Great-West Putnam Equity Income Fund Institutional Class(a)	36,374,106
Shares		Fair Value
Equity Mutual Funds — (continued)
1,648,449	Great-West Real Estate Index Fund Institutional Class(a)	$ 15,347,062
14,027,698	Great-West S&P 500® Index Fund Institutional Class(a)	135,086,729
6,587,949	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	57,908,069
5,633,213	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	45,460,028
4,831,279	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	36,379,527
3,345,708	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,631,834
430,948	Invesco Global Real Estate Fund Class R6	5,615,259
413,032	Invesco Small Cap Discovery Fund Class R6	4,179,879
555,690	Janus Henderson Triton Fund Class N	16,742,926
3,547,044	Northern Emerging Markets Equity Index Fund	41,500,414

TOTAL EQUITY MUTUAL FUNDS — 91.26% (Cost $847,205,086)		$811,124,924
Account Balance
FIXED INTEREST CONTRACT
4,265,588 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,265,588

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $4,265,588)		$ 4,265,588
TOTAL INVESTMENTS — 100.04% (Cost $925,461,837)		$889,199,103
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (363,651)
TOTAL NET ASSETS — 100.00%		$888,835,452

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
218,263	Great-West Bond Index Fund Institutional Class(a)	$ 2,110,607
106,127	Great-West Core Bond Fund Institutional Class(a)	1,032,614
94,218	Great-West Global Bond Fund Institutional Class(a)	857,389
88,125	Great-West Multi-Sector Bond Fund Institutional Class(a)	827,491
58,341	Great-West Putnam High Yield Bond Institutional Class(a)	546,657
10,040	Great-West Short Duration Bond Fund Institutional Class(a)	98,692

TOTAL BOND MUTUAL FUNDS — 7.21% (Cost $5,449,944)		$ 5,473,450
EQUITY MUTUAL FUNDS
45,676	American Century Real Estate Fund Class R6	1,315,919
99,519	DFA International Real Estate Securities Portfolio Institutional Class	508,541
45,297	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	524,545
442,809	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,839,151
516,430	Great-West International Growth Fund Institutional Class(a)	4,146,935
968,220	Great-West International Index Fund Institutional Class(a)	9,207,769
651,789	Great-West International Value Fund Institutional Class(a)	5,064,397
513,977	Great-West Large Cap Growth Fund Institutional Class(a)	5,206,588
301,724	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,211,639
238,747	Great-West Mid Cap Value Fund Institutional Class(a)	2,096,200
340,349	Great-West Putnam Equity Income Fund Institutional Class(a)	3,052,931
141,139	Great-West Real Estate Index Fund Institutional Class(a)	1,314,006
Shares		Fair Value
Equity Mutual Funds — (continued)
1,174,482	Great-West S&P 500® Index Fund Institutional Class(a)	$11,310,261
551,938	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,851,539
506,623	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,088,447
405,438	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,052,947
280,762	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,234,863
39,049	Invesco Global Real Estate Fund Class R6	508,802
37,531	Invesco Small Cap Discovery Fund Class R6	379,818
50,037	Janus Henderson Triton Fund Class N	1,507,614
328,015	Northern Emerging Markets Equity Index Fund	3,837,774

TOTAL EQUITY MUTUAL FUNDS — 92.52% (Cost $76,120,110)		$70,260,686
Account Balance
FIXED INTEREST CONTRACT
235,320 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	235,320

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $235,320)		$ 235,320
TOTAL INVESTMENTS — 100.04% (Cost $81,805,374)		$75,969,456
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,979)
TOTAL NET ASSETS — 100.00%		$75,942,477

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
995,415	Great-West Bond Index Fund Institutional Class(a)	$ 9,625,665
487,112	Great-West Core Bond Fund Institutional Class(a)	4,739,602
454,616	Great-West Global Bond Fund Institutional Class(a)	4,137,002
401,993	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,774,716
264,643	Great-West Putnam High Yield Bond Institutional Class(a)	2,479,706
48,937	Great-West Short Duration Bond Fund Institutional Class(a)	481,052

TOTAL BOND MUTUAL FUNDS — 6.82% (Cost $25,323,246)		$ 25,237,743
EQUITY MUTUAL FUNDS
224,056	American Century Real Estate Fund Class R6	6,455,045
506,744	DFA International Real Estate Securities Portfolio Institutional Class	2,589,460
214,319	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,481,813
2,301,582	Great-West Emerging Markets Equity Fund Institutional Class(a)	19,954,717
2,558,550	Great-West International Growth Fund Institutional Class(a)	20,545,159
4,793,801	Great-West International Index Fund Institutional Class(a)	45,589,051
3,228,328	Great-West International Value Fund Institutional Class(a)	25,084,107
2,439,071	Great-West Large Cap Growth Fund Institutional Class(a)	24,707,792
1,526,557	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	11,189,664
1,130,218	Great-West Mid Cap Value Fund Institutional Class(a)	9,923,315
1,613,605	Great-West Putnam Equity Income Fund Institutional Class(a)	14,474,034
Shares		Fair Value
Equity Mutual Funds — (continued)
692,852	Great-West Real Estate Index Fund Institutional Class(a)	$ 6,450,447
5,563,739	Great-West S&P 500® Index Fund Institutional Class(a)	53,578,811
2,618,574	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	23,017,263
2,566,126	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	20,708,639
1,922,062	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	14,473,130
1,331,044	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,595,111
199,088	Invesco Global Real Estate Fund Class R6	2,594,110
186,580	Invesco Small Cap Discovery Fund Class R6	1,888,189
253,435	Janus Henderson Triton Fund Class N	7,636,004
1,703,471	Northern Emerging Markets Equity Index Fund	19,930,607

TOTAL EQUITY MUTUAL FUNDS — 92.93% (Cost $362,079,884)		$343,866,468
Account Balance
FIXED INTEREST CONTRACT
1,073,066 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,073,066

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $1,073,066)		$ 1,073,066
TOTAL INVESTMENTS — 100.04% (Cost $388,476,196)		$370,177,277
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (143,562)
TOTAL NET ASSETS — 100.00%		$370,033,715

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	9,428,030	$88,739,641	$3,296,629	$2,966,437	$ (107,308)	$ 2,099,217	$ 581,450	$ 91,169,050	10.75%
Great-West Core Bond Fund Institutional Class	4,602,669	43,577,389	1,350,977	1,480,406	(39,230)	1,336,011	281,048	44,783,972	5.28
Great-West Global Bond Fund Institutional Class	5,108,556	45,202,570	1,271,814	953,946	(5,973)	967,415	-	46,487,854	5.48
Great-West Inflation-Protected Securities Fund Institutional Class	10,360,252	97,915,624	2,811,170	2,946,244	(106,019)	2,817,495	-	100,598,045	11.87
Great-West Multi-Sector Bond Fund Institutional Class	3,917,644	35,748,402	527,847	1,515,634	(113,387)	2,026,060	-	36,786,675	4.34
Great-West Putnam High Yield Bond Institutional Class	2,976,972	27,080,469	285,595	1,421,529	(22,552)	1,949,694	-	27,894,228	3.29
Great-West Short Duration Bond Fund Institutional Class	3,889,216	37,156,460	1,338,809	893,074	(11,586)	628,801	250,756	38,230,996	4.51
					(406,055)	11,824,693	1,113,254	385,950,820	45.52
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	278,775	3,148,969	50,656	364,235	81,815	392,825	-	3,228,215	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,381,583	11,648,160	211,069	1,405,050	(220,174)	1,524,147	-	11,978,326	1.41
Great-West International Growth Fund Institutional Class	2,313,792	18,098,608	190,896	2,298,633	(96,857)	2,588,876	-	18,579,746	2.19
Great-West International Index Fund Institutional Class	4,338,305	40,219,077	561,139	3,364,430	133,011	3,841,496	-	41,257,282	4.87
Great-West International Value Fund Institutional Class	2,923,501	22,158,491	279,890	2,474,416	(501,421)	2,751,637	-	22,715,602	2.68
Great-West Large Cap Growth Fund Institutional Class	3,215,822	31,857,751	294,067	4,276,761	451,136	4,701,224	-	32,576,281	3.84
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,065,477	7,621,247	194,633	1,359,308	(290,870)	1,353,373	-	7,809,946	0.92
Great-West Mid Cap Value Fund Institutional Class	1,488,514	12,750,426	261,453	1,559,653	(24,748)	1,616,928	-	13,069,153	1.54
Great-West Putnam Equity Income Fund Institutional Class	2,128,172	18,652,323	258,512	2,028,602	(61,895)	2,207,469	-	19,089,702	2.25
Great-West Real Estate Index Fund Institutional Class	1,497,819	13,412,298	236,198	2,025,541	(283,226)	2,321,740	-	13,944,695	1.65
Great-West S&P 500® Index Fund Institutional Class	7,336,623	69,079,799	683,721	8,379,951	(235,088)	9,268,108	-	70,651,677	8.33
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,441,612	29,507,393	527,624	3,836,609	71,620	4,053,363	-	30,251,771	3.57
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,798,267	14,196,390	456,424	1,947,398	(270,867)	1,806,600	-	14,512,017	1.71
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,535,157	18,624,587	265,279	2,023,769	(188,188)	2,223,635	-	19,089,733	2.25

March 29, 2019

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,752,006	$13,655,906	$ 151,775	$2,143,975	$ (167,462)	$ 2,282,262	$ -	$ 13,945,968	1.65%
					(1,603,214)	42,933,683	0	332,700,114	39.24
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	89,147,316	86,559,236	3,708,360	1,437,085	-	-	316,805	89,147,316	10.51
					0	0	316,805	89,147,316	10.51
				Total	$(2,009,269)	$54,758,376	$1,430,059	$807,798,250	95.27%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,373,383	$19,904,330	$3,444,141	$ 905,472	$ (26,000)	$ 507,611	$143,932	$ 22,950,610	11.12%
Great-West Core Bond Fund Institutional Class	1,157,270	9,759,021	1,637,597	456,920	(11,409)	320,535	69,501	11,260,234	5.45
Great-West Global Bond Fund Institutional Class	1,201,455	9,487,572	1,586,304	353,543	(8,628)	212,906	-	10,933,239	5.29
Great-West Inflation-Protected Securities Fund Institutional Class	1,906,995	16,045,765	2,698,982	732,926	(31,436)	505,106	-	18,516,927	8.97
Great-West Multi-Sector Bond Fund Institutional Class	976,373	7,933,573	1,153,995	380,331	(19,299)	460,903	-	9,168,140	4.44
Great-West Putnam High Yield Bond Institutional Class	716,380	5,809,575	775,808	324,707	(24,474)	451,804	-	6,712,480	3.25
Great-West Short Duration Bond Fund Institutional Class	745,606	6,343,885	1,118,754	247,492	(4,614)	114,164	47,334	7,329,311	3.55
					(125,860)	2,573,029	260,767	86,870,941	42.07
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	76,858	777,316	77,498	81,484	2,531	116,690	-	890,021	0.43
Great-West Emerging Markets Equity Fund Institutional Class	412,965	3,110,682	386,601	328,032	(51,469)	411,160	-	3,580,411	1.74
Great-West International Growth Fund Institutional Class	658,561	4,674,484	425,580	640,991	(171,159)	829,169	-	5,288,242	2.56
Great-West International Index Fund Institutional Class	1,230,190	10,189,809	1,266,696	876,402	(80,571)	1,119,009	-	11,699,112	5.67
Great-West International Value Fund Institutional Class	828,180	5,859,103	592,074	927,958	(317,226)	911,740	-	6,434,958	3.12
Great-West Large Cap Growth Fund Institutional Class	866,799	7,909,415	617,144	1,208,726	(171,346)	1,462,837	-	8,780,670	4.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	318,681	2,044,880	241,433	312,366	(75,673)	361,985	-	2,335,932	1.13
Great-West Mid Cap Value Fund Institutional Class	402,416	3,094,530	345,829	364,280	(67,332)	457,136	-	3,533,215	1.71

March 29, 2019

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	573,286	$ 4,543,694	$ 462,861	$ 458,512	$ (63,757)	$ 594,337	$ -	$ 5,142,379	2.49%
Great-West Real Estate Index Fund Institutional Class	366,563	2,942,885	352,087	361,027	(17,975)	478,760	-	3,412,705	1.65
Great-West S&P 500® Index Fund Institutional Class	1,979,554	17,113,918	1,488,160	2,147,185	(348,871)	2,608,210	-	19,063,103	9.23
Great-West S&P Mid Cap 400® Index Fund Institutional Class	929,713	7,194,404	748,773	924,298	(139,558)	1,153,298	-	8,172,178	3.96
Great-West S&P Small Cap 600® Index Fund Institutional Class	535,194	3,861,079	505,547	605,512	(144,164)	557,900	-	4,319,013	2.09
Great-West T. Rowe Price Equity Income Fund Institutional Class	683,090	4,546,182	474,024	484,298	(103,376)	607,758	-	5,143,666	2.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	473,479	3,388,423	264,141	529,564	(119,730)	645,893	-	3,768,892	1.83
					(1,869,676)	12,315,882	0	91,564,497	44.35
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	17,110,272	14,800,171	2,718,793	466,548	-	-	57,856	17,110,272	8.29
					0	0	57,856	17,110,272	8.29
				Total	$(1,995,536)	$14,888,911	$318,623	$195,545,710	94.71%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	18,320,363	$166,080,888	$10,591,083	$ 3,451,367	$ (145,781)	$ 3,937,302	$1,126,004	$ 177,157,905	10.53%
Great-West Core Bond Fund Institutional Class	8,960,843	81,625,543	4,621,505	1,563,647	(37,116)	2,505,601	545,097	87,189,002	5.19
Great-West Global Bond Fund Institutional Class	8,854,747	75,625,780	3,818,263	477,385	(568)	1,611,540	-	80,578,198	4.79
Great-West Inflation-Protected Securities Fund Institutional Class	10,689,400	97,162,334	5,158,215	1,307,344	(48,967)	2,780,873	-	103,794,077	6.17
Great-West Multi-Sector Bond Fund Institutional Class	7,526,501	65,953,576	2,167,867	1,100,964	(69,265)	3,653,370	-	70,673,849	4.20
Great-West Putnam High Yield Bond Institutional Class	5,372,492	46,928,688	1,242,504	1,286,188	(65,620)	3,455,241	-	50,340,246	2.99
Great-West Short Duration Bond Fund Institutional Class	4,431,395	40,731,965	2,686,494	546,743	(7,431)	688,895	284,676	43,560,611	2.59
					(374,748)	18,632,822	1,955,777	613,293,888	36.46
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	714,565	7,763,138	115,934	673,080	114,352	1,068,676	-	8,274,668	0.49

March 29, 2019

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	4,244,521	$ 34,625,987	$ 903,393	$ 3,135,203	$ (480,182)	$ 4,405,821	$ -	$ 36,799,999	2.19%
Great-West International Growth Fund Institutional Class	6,394,209	48,254,187	902,313	5,258,207	(702,511)	7,447,207	-	51,345,501	3.05
Great-West International Index Fund Institutional Class	11,932,767	107,012,065	2,539,414	6,813,472	(20,739)	10,742,609	-	113,480,616	6.75
Great-West International Value Fund Institutional Class	8,061,376	59,182,262	1,218,870	5,067,827	(1,223,249)	7,303,584	-	62,636,889	3.72
Great-West Large Cap Growth Fund Institutional Class	8,052,441	77,033,857	755,294	9,228,325	(366,537)	13,010,405	-	81,571,231	4.85
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,217,746	22,162,962	665,257	2,895,294	(532,397)	3,653,151	-	23,586,076	1.40
Great-West Mid Cap Value Fund Institutional Class	3,724,226	30,698,645	709,971	3,048,952	(472,090)	4,339,042	-	32,698,707	1.94
Great-West Putnam Equity Income Fund Institutional Class	5,314,578	44,861,976	723,265	3,540,746	(406,752)	5,627,267	-	47,671,762	2.84
Great-West Real Estate Index Fund Institutional Class	3,022,127	26,044,342	568,553	2,624,149	(123,440)	4,147,256	-	28,136,002	1.67
Great-West S&P 500® Index Fund Institutional Class	18,378,202	166,762,572	2,113,546	14,499,337	(492,356)	22,605,304	-	176,982,085	10.52
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,637,053	71,301,843	1,484,453	8,119,478	(1,177,095)	11,252,874	-	75,919,693	4.51
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,423,734	41,360,096	1,713,546	4,064,825	(265,575)	4,760,716	-	43,769,533	2.60
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,335,168	44,812,945	809,893	3,734,616	(858,796)	5,815,593	-	47,703,815	2.84
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,393,238	32,998,337	362,788	3,956,035	(384,448)	5,565,082	-	34,970,172	2.08
					(7,391,815)	111,744,587	0	865,546,749	51.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	101,388,228	94,705,377	7,216,734	885,987	-	-	352,104	101,388,228	6.03
					0	0	352,104	101,388,228	6.03
				Total	$(7,766,563)	$130,377,409	$2,307,881	$1,580,228,865	93.94%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,862,318	$14,926,001	$3,235,368	$ 539,640	$ (15,336)	$ 386,886	$113,114	$ 18,008,615	8.85%
Great-West Core Bond Fund Institutional Class	908,410	7,315,213	1,537,020	256,528	(5,972)	243,122	54,581	8,838,827	4.34
Great-West Global Bond Fund Institutional Class	862,835	6,511,194	1,362,198	165,230	(3,779)	143,634	-	7,851,795	3.86

March 29, 2019

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	756,837	$ 6,083,080	$1,286,135	$ 213,067	$ (8,387)	$ 192,738	$ -	$ 7,348,886	3.61%
Great-West Multi-Sector Bond Fund Institutional Class	758,951	5,887,724	1,109,500	213,911	(9,680)	343,235	-	7,126,549	3.50
Great-West Putnam High Yield Bond Institutional Class	529,270	4,093,527	706,193	156,923	(10,574)	316,468	-	4,959,265	2.44
Great-West Short Duration Bond Fund Institutional Class	340,462	2,769,074	605,294	77,312	(1,263)	49,686	21,621	3,346,742	1.65
					(54,991)	1,675,769	189,316	57,480,679	28.25
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	98,812	950,293	130,556	84,273	(63)	147,668	-	1,144,244	0.56
Great-West Emerging Markets Equity Fund Institutional Class	661,368	4,746,357	803,472	444,883	(70,643)	629,115	-	5,734,061	2.82
Great-West International Growth Fund Institutional Class	940,547	6,280,025	841,278	647,599	(166,829)	1,078,888	-	7,552,591	3.71
Great-West International Index Fund Institutional Class	1,756,626	13,901,160	2,086,040	775,542	(55,501)	1,493,854	-	16,705,511	8.21
Great-West International Value Fund Institutional Class	1,183,659	7,690,984	1,094,652	606,064	(199,048)	1,017,462	-	9,197,034	4.52
Great-West Large Cap Growth Fund Institutional Class	1,128,798	9,583,692	1,095,642	987,095	(113,636)	1,742,486	-	11,434,724	5.62
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	492,526	3,003,833	457,134	372,823	(97,450)	522,070	-	3,610,214	1.78
Great-West Mid Cap Value Fund Institutional Class	522,158	3,815,904	561,067	346,755	(68,730)	554,332	-	4,584,548	2.25
Great-West Putnam Equity Income Fund Institutional Class	744,464	5,575,429	743,630	356,578	(50,873)	715,358	-	6,677,839	3.28
Great-West Real Estate Index Fund Institutional Class	368,040	2,809,509	415,160	257,222	(9,928)	459,002	-	3,426,449	1.68
Great-West S&P 500® Index Fund Institutional Class	2,578,219	20,769,644	2,551,417	1,574,009	(238,415)	3,081,195	-	24,828,247	12.20
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,211,754	8,858,002	1,264,151	897,111	(156,945)	1,426,276	-	10,651,318	5.24
Great-West S&P Small Cap 600® Index Fund Institutional Class	826,235	5,582,142	987,476	644,728	(135,921)	742,826	-	6,667,716	3.28
Great-West T. Rowe Price Equity Income Fund Institutional Class	886,434	5,568,057	755,055	358,538	(78,986)	710,273	-	6,674,847	3.28
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	616,646	4,115,130	471,965	427,756	(88,436)	749,162	-	4,908,502	2.41
					(1,531,404)	15,069,967	0	123,797,845	60.84
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,790,834	6,437,890	1,465,804	138,711	-	-	25,851	7,790,834	3.83
					0	0	25,851	7,790,834	3.83
				Total	$(1,586,395)	$16,745,736	$215,167	$189,069,358	92.92%

March 29, 2019

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,220,739	$ 90,556,003	$7,900,413	$ 1,744,995	$ (34,726)	$ 2,123,130	$ 628,322	$ 98,834,551	6.47%
Great-West Core Bond Fund Institutional Class	4,985,704	44,391,776	3,567,571	801,255	742	1,352,811	303,366	48,510,904	3.18
Great-West Global Bond Fund Institutional Class	4,570,621	38,159,770	2,872,032	249,166	1,143	810,011	-	41,592,648	2.72
Great-West Inflation-Protected Securities Fund Institutional Class	2,707,635	24,073,894	1,831,443	308,799	(11,477)	694,595	-	26,291,133	1.72
Great-West Multi-Sector Bond Fund Institutional Class	4,152,089	35,572,092	1,922,426	471,429	(20,860)	1,965,029	-	38,988,117	2.55
Great-West Putnam High Yield Bond Institutional Class	2,840,066	24,251,745	939,471	347,988	(5,115)	1,768,193	-	26,611,421	1.74
Great-West Short Duration Bond Fund Institutional Class	1,384,094	12,441,343	1,119,878	167,942	(3,667)	212,365	88,919	13,605,643	0.89
					(73,960)	8,926,134	1,020,607	294,434,417	19.27
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	846,987	9,022,667	207,127	705,576	101,919	1,283,891	-	9,808,110	0.64
Great-West Emerging Markets Equity Fund Institutional Class	6,200,973	49,489,795	1,448,597	3,323,094	(485,499)	6,147,136	-	53,762,434	3.52
Great-West International Growth Fund Institutional Class	8,396,093	61,988,188	1,269,648	5,609,045	(1,016,798)	9,771,833	-	67,420,623	4.41
Great-West International Index Fund Institutional Class	15,680,686	137,519,735	3,787,241	6,560,094	(495,300)	14,376,447	-	149,123,328	9.76
Great-West International Value Fund Institutional Class	10,584,074	75,877,537	1,826,505	4,359,661	(1,014,782)	8,893,873	-	82,238,255	5.38
Great-West Large Cap Growth Fund Institutional Class	9,607,379	89,922,096	1,120,610	9,436,787	(787,335)	15,716,831	-	97,322,750	6.37
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,529,819	30,574,753	1,279,470	3,431,130	(447,574)	4,780,481	-	33,203,574	2.17
Great-West Mid Cap Value Fund Institutional Class	4,461,240	36,058,525	1,088,550	2,980,012	(430,570)	5,002,625	-	39,169,688	2.56
Great-West Putnam Equity Income Fund Institutional Class	6,360,227	52,583,215	925,191	3,118,793	(490,987)	6,661,626	-	57,051,238	3.73
Great-West Real Estate Index Fund Institutional Class	2,782,953	23,444,970	673,459	1,962,343	(93,229)	3,753,211	-	25,909,297	1.70
Great-West S&P 500® Index Fund Institutional Class	21,954,345	195,094,270	2,787,213	11,980,138	616,834	25,518,997	-	211,420,343	13.83
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,318,795	83,459,085	2,512,708	8,054,422	(904,268)	12,784,838	-	90,702,209	5.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,617,079	56,804,369	3,006,709	4,784,916	(238,354)	6,443,664	-	61,469,826	4.02
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,578,982	52,530,513	990,555	3,125,652	(816,413)	6,674,321	-	57,069,738	3.73
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,238,144	38,494,110	532,140	4,059,414	(618,396)	6,728,787	-	41,695,623	2.73
					(7,120,752)	134,538,561	0	1,077,367,036	70.49

March 29, 2019

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	31,784,535	$ 29,042,750	$2,923,565	$ 290,791	$ -	$ -	$ 109,011	$ 31,784,535	2.08%
					0	0	109,011	31,784,535	2.08
				Total	$(7,194,712)	$143,464,695	$1,129,618	$1,403,585,988	91.84%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	604,570	$ 4,762,829	$1,153,873	$ 196,813	$ (4,777)	$ 126,299	$36,731	$ 5,846,188	4.29%
Great-West Core Bond Fund Institutional Class	294,970	2,336,228	546,819	92,091	(1,662)	79,102	17,734	2,870,057	2.11
Great-West Global Bond Fund Institutional Class	263,546	1,955,047	455,589	56,088	(1,095)	43,719	-	2,398,268	1.76
Great-West Inflation-Protected Securities Fund Institutional Class	89,514	707,902	167,377	29,112	(1,108)	23,017	-	869,184	0.64
Great-West Multi-Sector Bond Fund Institutional Class	244,509	1,868,105	390,517	73,823	(3,478)	111,142	-	2,295,942	1.69
Great-West Putnam High Yield Bond Institutional Class	165,364	1,260,872	239,681	50,102	(3,233)	99,012	-	1,549,463	1.14
Great-West Short Duration Bond Fund Institutional Class	58,031	464,073	112,134	14,243	(144)	8,478	3,686	570,441	0.42
					(15,497)	490,769	58,151	16,399,543	12.05
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	81,293	769,382	107,952	57,814	(82)	121,851	-	941,372	0.69
Great-West Emerging Markets Equity Fund Institutional Class	655,475	4,628,864	796,433	354,264	(57,582)	611,934	-	5,682,966	4.18
Great-West International Growth Fund Institutional Class	843,941	5,543,241	769,516	483,398	(123,926)	947,488	-	6,776,846	4.98
Great-West International Index Fund Institutional Class	1,578,657	12,266,186	2,047,150	642,656	(47,689)	1,342,349	-	15,013,029	11.03
Great-West International Value Fund Institutional Class	1,063,207	6,815,189	1,060,945	527,005	(174,578)	911,992	-	8,261,121	6.07
Great-West Large Cap Growth Fund Institutional Class	921,735	7,724,028	931,059	741,307	(81,896)	1,423,393	-	9,337,174	6.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	468,893	2,809,774	435,314	282,912	(70,241)	474,813	-	3,436,988	2.52
Great-West Mid Cap Value Fund Institutional Class	426,470	3,063,849	457,061	216,683	(43,724)	440,177	-	3,744,404	2.75
Great-West Putnam Equity Income Fund Institutional Class	609,747	4,489,659	655,466	256,966	(35,312)	581,276	-	5,469,435	4.02
Great-West Real Estate Index Fund Institutional Class	249,139	1,878,076	312,734	185,626	(8,303)	314,296	-	2,319,481	1.70

March 29, 2019

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	2,108,938	$16,754,165	$2,150,898	$1,102,308	$ (165,751)	$ 2,506,315	$ -	$ 20,309,070	14.92%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	991,800	7,128,939	1,030,905	584,370	(102,255)	1,142,451	-	8,717,925	6.40
Great-West S&P Small Cap 600® Index Fund Institutional Class	789,117	5,241,413	936,397	482,824	(97,029)	673,188	-	6,368,175	4.68
Great-West T. Rowe Price Equity Income Fund Institutional Class	726,248	4,485,442	679,448	275,763	(60,353)	579,520	-	5,468,647	4.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	502,654	3,306,391	393,593	302,897	(61,303)	604,041	-	4,001,128	2.94
					(1,130,024)	12,675,084	0	105,847,761	77.76
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,343,982	1,092,944	275,493	28,962	-	-	4,507	1,343,982	0.99
					0	0	4,507	1,343,982	0.99
				Total	$(1,145,521)	$13,165,853	$62,658	$123,591,286	90.80%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,871,771	$ 25,338,234	$2,509,609	$ 685,974	$ (20,127)	$ 608,160	$176,826	$ 27,770,028	3.12%
Great-West Core Bond Fund Institutional Class	1,399,721	12,415,571	1,138,036	314,461	(355)	380,136	85,322	13,619,283	1.53
Great-West Global Bond Fund Institutional Class	1,227,301	10,204,346	865,933	116,173	1,999	214,331	-	11,168,436	1.26
Great-West Inflation-Protected Securities Fund Institutional Class	146,459	1,297,491	113,888	27,365	(1,059)	38,102	-	1,422,116	0.16
Great-West Multi-Sector Bond Fund Institutional Class	1,155,154	9,867,837	641,920	212,679	(10,223)	549,818	-	10,846,897	1.22
Great-West Putnam High Yield Bond Institutional Class	768,761	6,548,885	317,798	137,356	2,054	473,966	-	7,203,293	0.81
Great-West Short Duration Bond Fund Institutional Class	180,930	1,619,889	163,155	32,252	(515)	27,746	11,646	1,778,538	0.20
					(28,226)	2,292,259	273,794	73,808,591	8.30
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	538,370	5,718,962	173,275	471,350	59,724	813,440	-	6,234,326	0.70
Great-West Emerging Markets Equity Fund Institutional Class	4,799,522	38,172,827	1,221,475	2,522,829	(391,489)	4,740,385	-	41,611,858	4.68
Great-West International Growth Fund Institutional Class	5,880,026	43,310,366	1,021,090	3,980,936	(759,056)	6,866,091	-	47,216,611	5.31
Great-West International Index Fund Institutional Class	10,988,462	95,935,937	2,885,270	4,337,219	(338,517)	10,016,288	-	104,500,276	11.76

March 29, 2019

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	7,419,843	$ 52,985,266	$1,445,667	$2,986,138	$ (713,828)	$ 6,207,387	$ -	$ 57,652,182	6.49%
Great-West Large Cap Growth Fund Institutional Class	6,136,190	57,273,651	893,294	6,186,246	(690,154)	10,178,909	-	62,159,609	6.99
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,351,302	22,539,294	1,143,568	2,689,117	(406,232)	3,571,300	-	24,565,046	2.76
Great-West Mid Cap Value Fund Institutional Class	2,847,528	22,941,421	892,742	2,030,064	(309,066)	3,197,198	-	25,001,296	2.81
Great-West Putnam Equity Income Fund Institutional Class	4,055,084	33,410,285	756,759	2,052,822	(349,898)	4,259,884	-	36,374,106	4.09
Great-West Real Estate Index Fund Institutional Class	1,648,449	13,843,052	541,910	1,368,119	(179,563)	2,330,219	-	15,347,062	1.73
Great-West S&P 500® Index Fund Institutional Class	14,027,698	124,227,668	2,176,566	7,577,054	362,666	16,259,549	-	135,086,729	15.20
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,587,949	53,109,278	2,114,438	5,468,340	(644,080)	8,152,692	-	57,908,069	6.52
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,633,213	41,840,272	2,601,627	3,869,803	(354,885)	4,887,932	-	45,460,028	5.12
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,831,279	33,379,741	874,422	2,200,814	(611,087)	4,326,179	-	36,379,527	4.09
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,345,708	24,519,348	434,786	2,710,436	(517,893)	4,388,136	-	26,631,834	3.00
					(5,843,358)	90,195,589	0	722,128,559	81.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,265,588	3,884,255	428,187	61,510	-	-	14,656	4,265,588	0.48
					0	0	14,656	4,265,588	0.48
				Total	$(5,871,584)	$92,487,848	$288,450	$800,202,738	90.03%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	218,263	$1,628,602	$ 496,108	$ 58,508	$ (1,663)	$ 44,404	$13,251	$ 2,110,607	2.78%
Great-West Core Bond Fund Institutional Class	106,127	796,202	235,408	26,612	(587)	27,616	6,378	1,032,614	1.36
Great-West Global Bond Fund Institutional Class	94,218	660,559	197,103	15,116	(329)	14,844	-	857,389	1.13
Great-West Multi-Sector Bond Fund Institutional Class	88,125	636,633	172,837	20,471	(1,028)	38,492	-	827,491	1.09
Great-West Putnam High Yield Bond Institutional Class	58,341	420,867	105,119	12,630	(785)	33,300	-	546,657	0.72
Great-West Short Duration Bond Fund Institutional Class	10,040	76,003	23,330	2,040	(27)	1,399	637	98,692	0.13
					(4,419)	160,055	20,266	5,473,450	7.21

March 29, 2019

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	45,297	$ 409,491	$ 70,846	$ 20,574	$ 311	$ 64,781	$ -	$ 524,545	0.69%
Great-West Emerging Markets Equity Fund Institutional Class	442,809	2,976,002	643,419	167,702	(26,150)	387,433	-	3,839,151	5.06
Great-West International Growth Fund Institutional Class	516,430	3,223,377	589,908	196,563	(46,008)	530,213	-	4,146,935	5.46
Great-West International Index Fund Institutional Class	968,220	7,137,703	1,559,166	269,051	(18,334)	779,951	-	9,207,769	12.13
Great-West International Value Fund Institutional Class	651,789	3,972,909	814,275	235,868	(78,544)	513,082	-	5,064,397	6.67
Great-West Large Cap Growth Fund Institutional Class	513,977	4,120,109	605,382	271,542	(29,571)	752,639	-	5,206,588	6.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	301,724	1,726,689	334,161	132,041	(34,276)	282,829	-	2,211,639	2.91
Great-West Mid Cap Value Fund Institutional Class	238,747	1,637,196	317,478	87,778	(17,323)	229,304	-	2,096,200	2.76
Great-West Putnam Equity Income Fund Institutional Class	340,349	2,387,456	459,485	99,453	(13,530)	305,443	-	3,052,931	4.02
Great-West Real Estate Index Fund Institutional Class	141,139	1,018,661	206,678	82,059	(3,291)	170,726	-	1,314,006	1.73
Great-West S&P 500® Index Fund Institutional Class	1,174,482	8,899,209	1,484,422	383,586	(55,933)	1,310,216	-	11,310,261	14.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	551,938	3,792,244	699,190	233,801	(38,089)	593,907	-	4,851,539	6.39
Great-West S&P Small Cap 600® Index Fund Institutional Class	506,623	3,209,118	718,158	245,846	(53,371)	407,018	-	4,088,447	5.38
Great-West T. Rowe Price Equity Income Fund Institutional Class	405,438	2,385,909	461,632	92,874	(20,998)	298,280	-	3,052,947	4.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	280,762	1,762,877	261,952	104,251	(22,674)	314,285	-	2,234,863	2.94
					(457,781)	6,940,107	0	62,202,218	81.91
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	235,320	181,098	57,506	4,047	-	-	763	235,320	0.31
					0	0	763	235,320	0.31
				Total	$(462,200)	$7,100,162	$21,029	$67,910,988	89.43%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	995,415	$ 8,587,164	$1,156,456	$ 334,951	$ (11,790)	$ 216,995	$61,466	$ 9,625,665	2.60%

March 29, 2019

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	487,112	$ 4,224,982	$ 537,159	$ 154,953	$ (144)	$ 132,414	$29,773	$ 4,739,602	1.28%
Great-West Global Bond Fund Institutional Class	454,616	3,685,993	438,638	68,051	(1,399)	80,422	-	4,137,002	1.12
Great-West Multi-Sector Bond Fund Institutional Class	401,993	3,358,348	341,690	104,298	6,857	178,975	-	3,774,716	1.02
Great-West Putnam High Yield Bond Institutional Class	264,643	2,206,687	183,503	71,455	485	160,971	-	2,479,706	0.67
Great-West Short Duration Bond Fund Institutional Class	48,937	428,064	57,582	12,127	(190)	7,534	3,158	481,052	0.13
					(6,181)	777,311	94,397	25,237,743	6.82
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	214,319	2,222,686	121,324	184,220	17,719	322,022	-	2,481,813	0.67
Great-West Emerging Markets Equity Fund Institutional Class	2,301,582	17,859,130	1,179,755	1,341,141	(211,207)	2,256,973	-	19,954,717	5.39
Great-West International Growth Fund Institutional Class	2,558,550	18,388,542	798,676	1,380,312	(134,039)	2,738,253	-	20,545,159	5.55
Great-West International Index Fund Institutional Class	4,793,801	40,789,604	2,143,908	1,595,306	(125,639)	4,250,846	-	45,589,051	12.32
Great-West International Value Fund Institutional Class	3,228,328	22,477,737	1,074,837	1,075,336	(267,282)	2,606,870	-	25,084,107	6.78
Great-West Large Cap Growth Fund Institutional Class	2,439,071	22,191,781	706,150	1,922,605	(33,133)	3,732,466	-	24,707,792	6.68
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,526,557	10,018,153	787,081	1,333,880	(315,911)	1,718,310	-	11,189,664	3.03
Great-West Mid Cap Value Fund Institutional Class	1,130,218	8,888,616	573,401	756,508	(100,126)	1,217,806	-	9,923,315	2.68
Great-West Putnam Equity Income Fund Institutional Class	1,613,605	12,973,666	577,052	697,627	(100,211)	1,620,943	-	14,474,034	3.91
Great-West Real Estate Index Fund Institutional Class	692,852	5,716,240	424,263	600,585	(21,795)	910,530	-	6,450,447	1.74
Great-West S&P 500® Index Fund Institutional Class	5,563,739	48,063,376	1,602,415	2,729,781	(187,611)	6,642,801	-	53,578,811	14.48
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,618,574	20,612,222	1,414,035	2,274,270	(350,774)	3,265,276	-	23,017,263	6.22
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,566,126	18,563,759	1,779,709	1,736,851	(95,892)	2,102,022	-	20,708,639	5.60
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,922,062	12,969,132	612,023	721,294	(168,274)	1,613,268	-	14,473,130	3.91
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,331,044	9,512,178	362,279	869,145	(84,030)	1,589,799	-	10,595,111	2.86
					(2,178,205)	36,588,185	0	302,773,053	81.82
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,073,066	953,754	137,129	21,517	-	-	3,700	1,073,066	0.29
					0	0	3,700	1,073,066	0.29
				Total	$(2,184,386)	$37,365,496	$98,097	$329,083,862	88.93%

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
843,677	Great-West Bond Index Fund Institutional Class(a)	$ 8,158,359
411,609	Great-West Core Bond Fund Institutional Class(a)	4,004,951
457,262	Great-West Global Bond Fund Institutional Class(a)	4,161,084
926,167	Great-West Inflation-Protected Securities Fund Institutional Class(a)	8,993,085
350,318	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,289,489
266,020	Great-West Putnam High Yield Bond Institutional Class(a)	2,492,603
347,939	Great-West Short Duration Bond Fund Institutional Class(a)	3,420,240

TOTAL BOND MUTUAL FUNDS — 58.05% (Cost $34,829,177)		$34,519,811
EQUITY MUTUAL FUNDS
27,524	American Century Real Estate Fund Class R6	792,969
43,062	DFA International Real Estate Securities Portfolio Institutional Class	220,048
12,341	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	142,906
58,298	Great-West Emerging Markets Equity Fund Institutional Class(a)	505,445
98,503	Great-West International Growth Fund Institutional Class(a)	790,978
184,359	Great-West International Index Fund Institutional Class(a)	1,753,254
123,957	Great-West International Value Fund Institutional Class(a)	963,148
142,821	Great-West Large Cap Growth Fund Institutional Class(a)	1,446,773
54,377	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	398,581
66,411	Great-West Mid Cap Value Fund Institutional Class(a)	583,089
94,176	Great-West Putnam Equity Income Fund Institutional Class(a)	844,755
Shares		Fair Value
Equity Mutual Funds — (continued)
85,123	Great-West Real Estate Index Fund Institutional Class(a)	$ 792,497
326,309	Great-West S&P 500® Index Fund Institutional Class(a)	3,142,358
153,052	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,345,328
92,134	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	743,518
112,205	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	844,903
77,799	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	619,279
16,909	Invesco Global Real Estate Fund Class R6	220,330
6,466	Invesco Small Cap Discovery Fund Class R6	65,432
9,087	Janus Henderson Triton Fund Class N	273,802
43,184	Northern Emerging Markets Equity Index Fund	505,259

TOTAL EQUITY MUTUAL FUNDS — 28.58% (Cost $17,930,385)		$16,994,652
Account Balance
FIXED INTEREST CONTRACT
7,975,961 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	7,975,961

TOTAL FIXED INTEREST CONTRACT — 13.41% (Cost $7,975,961)		$ 7,975,961
TOTAL INVESTMENTS — 100.04% (Cost $60,735,523)		$59,490,424
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (22,568)
TOTAL NET ASSETS — 100.00%		$59,467,856

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
91,665	Great-West Bond Index Fund Institutional Class(a)	$ 886,399
44,774	Great-West Core Bond Fund Institutional Class(a)	435,655
46,372	Great-West Global Bond Fund Institutional Class(a)	421,989
73,743	Great-West Inflation-Protected Securities Fund Institutional Class(a)	716,043
37,823	Great-West Multi-Sector Bond Fund Institutional Class(a)	355,158
27,694	Great-West Putnam High Yield Bond Institutional Class(a)	259,494
28,841	Great-West Short Duration Bond Fund Institutional Class(a)	283,502

TOTAL BOND MUTUAL FUNDS — 55.79% (Cost $3,349,323)		$3,358,240
EQUITY MUTUAL FUNDS
2,901	American Century Real Estate Fund Class R6	83,576
4,831	DFA International Real Estate Securities Portfolio Institutional Class	24,688
1,460	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	16,909
7,576	Great-West Emerging Markets Equity Fund Institutional Class(a)	65,681
12,083	Great-West International Growth Fund Institutional Class(a)	97,024
22,596	Great-West International Index Fund Institutional Class(a)	214,890
15,260	Great-West International Value Fund Institutional Class(a)	118,567
16,498	Great-West Large Cap Growth Fund Institutional Class(a)	167,123
6,839	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	50,132
7,627	Great-West Mid Cap Value Fund Institutional Class(a)	66,965
10,951	Great-West Putnam Equity Income Fund Institutional Class(a)	98,229
Shares		Fair Value
Equity Mutual Funds — (continued)
8,965	Great-West Real Estate Index Fund Institutional Class(a)	$ 83,466
37,696	Great-West S&P 500® Index Fund Institutional Class(a)	363,011
17,735	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	155,888
11,449	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	92,396
13,046	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	98,236
9,023	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	71,819
1,899	Invesco Global Real Estate Fund Class R6	24,746
834	Invesco Small Cap Discovery Fund Class R6	8,441
1,122	Janus Henderson Triton Fund Class N	33,819
5,610	Northern Emerging Markets Equity Index Fund	65,642

TOTAL EQUITY MUTUAL FUNDS — 33.25% (Cost $2,114,950)		$2,001,248
Account Balance
FIXED INTEREST CONTRACT
661,886 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	661,886

TOTAL FIXED INTEREST CONTRACT — 11.00% (Cost $661,886)		$ 661,886
TOTAL INVESTMENTS — 100.04% (Cost $6,126,159)		$6,021,374
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,196)
TOTAL NET ASSETS — 100.00%		$6,019,178

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,308,537	Great-West Bond Index Fund Institutional Class(a)	$ 22,323,557
1,125,435	Great-West Core Bond Fund Institutional Class(a)	10,950,483
1,115,793	Great-West Global Bond Fund Institutional Class(a)	10,153,713
1,342,004	Great-West Inflation-Protected Securities Fund Institutional Class(a)	13,030,860
945,985	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,882,796
674,371	Great-West Putnam High Yield Bond Institutional Class(a)	6,318,857
556,138	Great-West Short Duration Bond Fund Institutional Class(a)	5,466,832

TOTAL BOND MUTUAL FUNDS — 52.63% (Cost $77,821,903)		$ 77,127,098
EQUITY MUTUAL FUNDS
72,305	American Century Real Estate Fund Class R6	2,083,114
126,195	DFA International Real Estate Securities Portfolio Institutional Class	644,855
40,549	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	469,554
236,913	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,054,035
357,983	Great-West International Growth Fund Institutional Class(a)	2,874,603
670,535	Great-West International Index Fund Institutional Class(a)	6,376,788
450,988	Great-West International Value Fund Institutional Class(a)	3,504,173
459,220	Great-West Large Cap Growth Fund Institutional Class(a)	4,651,896
204,189	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,496,707
213,820	Great-West Mid Cap Value Fund Institutional Class(a)	1,877,340
304,088	Great-West Putnam Equity Income Fund Institutional Class(a)	2,727,672
Shares		Fair Value
Equity Mutual Funds — (continued)
223,670	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,082,371
1,051,019	Great-West S&P 500® Index Fund Institutional Class(a)	10,121,309
494,252	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,344,477
341,745	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,757,880
362,200	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,727,368
250,722	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,995,750
49,534	Invesco Global Real Estate Fund Class R6	645,435
24,631	Invesco Small Cap Discovery Fund Class R6	249,265
33,598	Janus Henderson Triton Fund Class N	1,012,295
175,545	Northern Emerging Markets Equity Index Fund	2,053,879

TOTAL EQUITY MUTUAL FUNDS — 38.72% (Cost $59,012,822)		$ 56,750,766
Account Balance
FIXED INTEREST CONTRACT
12,737,434 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,737,434

TOTAL FIXED INTEREST CONTRACT — 8.69% (Cost $12,737,434)		$ 12,737,434
TOTAL INVESTMENTS — 100.04% (Cost $149,572,159)		$146,615,298
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (56,780)
TOTAL NET ASSETS — 100.00%		$146,558,518

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
119,553	Great-West Bond Index Fund Institutional Class(a)	$1,156,074
58,255	Great-West Core Bond Fund Institutional Class(a)	566,823
55,296	Great-West Global Bond Fund Institutional Class(a)	503,197
48,547	Great-West Inflation-Protected Securities Fund Institutional Class(a)	471,390
48,720	Great-West Multi-Sector Bond Fund Institutional Class(a)	457,477
33,917	Great-West Putnam High Yield Bond Institutional Class(a)	317,806
21,804	Great-West Short Duration Bond Fund Institutional Class(a)	214,336

TOTAL BOND MUTUAL FUNDS — 47.41% (Cost $3,678,219)		$3,687,103
EQUITY MUTUAL FUNDS
4,006	American Century Real Estate Fund Class R6	115,412
7,291	DFA International Real Estate Securities Portfolio Institutional Class	37,257
2,493	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	28,865
16,457	Great-West Emerging Markets Equity Fund Institutional Class(a)	142,686
23,442	Great-West International Growth Fund Institutional Class(a)	188,241
43,991	Great-West International Index Fund Institutional Class(a)	418,358
29,591	Great-West International Value Fund Institutional Class(a)	229,923
28,661	Great-West Large Cap Growth Fund Institutional Class(a)	290,337
13,514	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	99,057
13,303	Great-West Mid Cap Value Fund Institutional Class(a)	116,800
18,907	Great-West Putnam Equity Income Fund Institutional Class(a)	169,593
Shares		Fair Value
Equity Mutual Funds — (continued)
12,373	Great-West Real Estate Index Fund Institutional Class(a)	$ 115,193
65,396	Great-West S&P 500® Index Fund Institutional Class(a)	629,762
30,775	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	270,513
22,701	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	183,197
22,518	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	169,564
15,622	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	124,349
2,874	Invesco Global Real Estate Fund Class R6	37,445
1,699	Invesco Small Cap Discovery Fund Class R6	17,189
2,262	Janus Henderson Triton Fund Class N	68,163
12,189	Northern Emerging Markets Equity Index Fund	142,612

TOTAL EQUITY MUTUAL FUNDS — 46.21% (Cost $3,843,696)		$3,594,516
Account Balance
FIXED INTEREST CONTRACT
499,180 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	499,180

TOTAL FIXED INTEREST CONTRACT — 6.42% (Cost $499,180)		$ 499,180
TOTAL INVESTMENTS — 100.04% (Cost $8,021,095)		$7,780,799
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,969)
TOTAL NET ASSETS — 100.00%		$7,777,830

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,855,957	Great-West Bond Index Fund Institutional Class(a)	$ 17,947,109
904,895	Great-West Core Bond Fund Institutional Class(a)	8,804,628
831,667	Great-West Global Bond Fund Institutional Class(a)	7,568,166
491,338	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,770,894
753,690	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,077,150
515,160	Great-West Putnam High Yield Bond Institutional Class(a)	4,827,051
251,006	Great-West Short Duration Bond Fund Institutional Class(a)	2,467,385

TOTAL BOND MUTUAL FUNDS — 39.45% (Cost $53,810,943)		$ 53,462,383
EQUITY MUTUAL FUNDS
71,724	American Century Real Estate Fund Class R6	2,066,372
137,908	DFA International Real Estate Securities Portfolio Institutional Class	704,711
52,728	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	610,591
383,180	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,322,172
518,234	Great-West International Growth Fund Institutional Class(a)	4,161,416
972,446	Great-West International Index Fund Institutional Class(a)	9,247,963
655,592	Great-West International Value Fund Institutional Class(a)	5,093,946
595,926	Great-West Large Cap Growth Fund Institutional Class(a)	6,036,732
301,421	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,209,418
276,347	Great-West Mid Cap Value Fund Institutional Class(a)	2,426,325
394,328	Great-West Putnam Equity Income Fund Institutional Class(a)	3,537,119
Shares		Fair Value
Equity Mutual Funds — (continued)
221,722	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,064,235
1,363,051	Great-West S&P 500® Index Fund Institutional Class(a)	13,126,181
640,197	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,627,335
505,294	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,077,719
469,885	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,538,235
325,574	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,591,568
54,184	Invesco Global Real Estate Fund Class R6	706,019
37,480	Invesco Small Cap Discovery Fund Class R6	379,297
49,957	Janus Henderson Triton Fund Class N	1,505,203
283,879	Northern Emerging Markets Equity Index Fund	3,321,383

TOTAL EQUITY MUTUAL FUNDS — 56.34% (Cost $79,740,808)		$ 76,353,940
Account Balance
FIXED INTEREST CONTRACT
5,759,829 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,759,829

TOTAL FIXED INTEREST CONTRACT — 4.25% (Cost $5,759,829)		$ 5,759,829
TOTAL INVESTMENTS — 100.04% (Cost $139,311,580)		$135,576,152
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (51,674)
TOTAL NET ASSETS — 100.00%		$135,524,478

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
52,140	Great-West Bond Index Fund Institutional Class(a)	$ 504,195
25,421	Great-West Core Bond Fund Institutional Class(a)	247,351
22,755	Great-West Global Bond Fund Institutional Class(a)	207,069
7,749	Great-West Inflation-Protected Securities Fund Institutional Class(a)	75,247
21,070	Great-West Multi-Sector Bond Fund Institutional Class(a)	197,846
14,197	Great-West Putnam High Yield Bond Institutional Class(a)	133,022
5,056	Great-West Short Duration Bond Fund Institutional Class(a)	49,700

TOTAL BOND MUTUAL FUNDS — 29.86% (Cost $1,404,061)		$1,414,430
EQUITY MUTUAL FUNDS
2,571	American Century Real Estate Fund Class R6	74,068
5,092	DFA International Real Estate Securities Portfolio Institutional Class	26,021
2,170	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	25,134
17,535	Great-West Emerging Markets Equity Fund Institutional Class(a)	152,025
22,538	Great-West International Growth Fund Institutional Class(a)	180,977
42,250	Great-West International Index Fund Institutional Class(a)	401,802
28,456	Great-West International Value Fund Institutional Class(a)	221,106
24,561	Great-West Large Cap Growth Fund Institutional Class(a)	248,807
13,129	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	96,237
11,383	Great-West Mid Cap Value Fund Institutional Class(a)	99,938
16,209	Great-West Putnam Equity Income Fund Institutional Class(a)	145,394
Shares		Fair Value
Equity Mutual Funds — (continued)
7,941	Great-West Real Estate Index Fund Institutional Class(a)	$ 73,930
56,189	Great-West S&P 500® Index Fund Institutional Class(a)	541,099
26,337	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	231,499
22,080	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	178,187
19,310	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	145,404
13,357	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	106,322
2,007	Invesco Global Real Estate Fund Class R6	26,144
1,641	Invesco Small Cap Discovery Fund Class R6	16,603
2,178	Janus Henderson Triton Fund Class N	65,630
12,991	Northern Emerging Markets Equity Index Fund	151,996

TOTAL EQUITY MUTUAL FUNDS — 67.73% (Cost $3,407,288)		$3,208,323
Account Balance
FIXED INTEREST CONTRACT
115,919 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	115,919

TOTAL FIXED INTEREST CONTRACT — 2.45% (Cost $115,919)		$ 115,919
TOTAL INVESTMENTS — 100.04% (Cost $4,927,268)		$4,738,672
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,824)
TOTAL NET ASSETS — 100.00%		$4,736,848

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
721,196	Great-West Bond Index Fund Institutional Class(a)	$ 6,973,965
352,222	Great-West Core Bond Fund Institutional Class(a)	3,427,117
308,546	Great-West Global Bond Fund Institutional Class(a)	2,807,773
37,043	Great-West Inflation-Protected Securities Fund Institutional Class(a)	359,691
290,972	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,732,225
193,792	Great-West Putnam High Yield Bond Institutional Class(a)	1,815,831
46,180	Great-West Short Duration Bond Fund Institutional Class(a)	453,944

TOTAL BOND MUTUAL FUNDS — 21.69% (Cost $18,646,711)		$18,570,546
EQUITY MUTUAL FUNDS
48,041	American Century Real Estate Fund Class R6	1,384,049
98,884	DFA International Real Estate Securities Portfolio Institutional Class	505,299
42,948	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	497,337
389,129	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,373,750
476,697	Great-West International Growth Fund Institutional Class(a)	3,827,877
894,733	Great-West International Index Fund Institutional Class(a)	8,508,910
602,754	Great-West International Value Fund Institutional Class(a)	4,683,401
491,544	Great-West Large Cap Growth Fund Institutional Class(a)	4,979,339
279,393	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,047,952
228,307	Great-West Mid Cap Value Fund Institutional Class(a)	2,004,539
325,585	Great-West Putnam Equity Income Fund Institutional Class(a)	2,920,497
Shares		Fair Value
Equity Mutual Funds — (continued)
148,523	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,382,752
1,121,720	Great-West S&P 500® Index Fund Institutional Class(a)	10,802,166
527,758	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,638,992
469,200	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,786,446
387,879	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,920,726
268,190	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,134,795
38,847	Invesco Global Real Estate Fund Class R6	506,171
34,695	Invesco Small Cap Discovery Fund Class R6	351,117
46,353	Janus Henderson Triton Fund Class N	1,396,601
288,298	Northern Emerging Markets Equity Index Fund	3,373,082

TOTAL EQUITY MUTUAL FUNDS — 77.10% (Cost $69,058,139)		$66,025,798
Account Balance
FIXED INTEREST CONTRACT
1,070,558 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,070,558

TOTAL FIXED INTEREST CONTRACT — 1.25% (Cost $1,070,558)		$ 1,070,558
TOTAL INVESTMENTS — 100.04% (Cost $88,775,408)		$85,666,902
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (33,603)
TOTAL NET ASSETS — 100.00%		$85,633,299

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
25,560	Great-West Bond Index Fund Institutional Class(a)	$ 247,168
12,490	Great-West Core Bond Fund Institutional Class(a)	121,532
11,086	Great-West Global Bond Fund Institutional Class(a)	100,881
10,317	Great-West Multi-Sector Bond Fund Institutional Class(a)	96,872
6,800	Great-West Putnam High Yield Bond Institutional Class(a)	63,714
1,213	Great-West Short Duration Bond Fund Institutional Class(a)	11,923

TOTAL BOND MUTUAL FUNDS — 17.22% (Cost $635,856)		$ 642,090
EQUITY MUTUAL FUNDS
2,166	American Century Real Estate Fund Class R6	62,412
4,665	DFA International Real Estate Securities Portfolio Institutional Class	23,841
1,933	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	22,378
19,350	Great-West Emerging Markets Equity Fund Institutional Class(a)	167,760
22,556	Great-West International Growth Fund Institutional Class(a)	181,125
42,332	Great-West International Index Fund Institutional Class(a)	402,573
28,525	Great-West International Value Fund Institutional Class(a)	221,642
22,064	Great-West Large Cap Growth Fund Institutional Class(a)	223,512
13,283	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	97,364
10,232	Great-West Mid Cap Value Fund Institutional Class(a)	89,837
14,583	Great-West Putnam Equity Income Fund Institutional Class(a)	130,813
6,674	Great-West Real Estate Index Fund Institutional Class(a)	62,131
Shares		Fair Value
Equity Mutual Funds — (continued)
50,285	Great-West S&P 500® Index Fund Institutional Class(a)	$ 484,245
23,687	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	208,212
22,325	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	180,160
17,371	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	130,805
12,041	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	95,849
1,836	Invesco Global Real Estate Fund Class R6	23,923
1,621	Invesco Small Cap Discovery Fund Class R6	16,406
2,209	Janus Henderson Triton Fund Class N	66,547
14,337	Northern Emerging Markets Equity Index Fund	167,744

TOTAL EQUITY MUTUAL FUNDS — 82.07% (Cost $3,277,850)		$3,059,279
Account Balance
FIXED INTEREST CONTRACT
27,937 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	27,937

TOTAL FIXED INTEREST CONTRACT — 0.75% (Cost $27,937)		$ 27,937
TOTAL INVESTMENTS — 100.04% (Cost $3,941,643)		$3,729,306
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,439)
TOTAL NET ASSETS — 100.00%		$3,727,867

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
257,998	Great-West Bond Index Fund Institutional Class(a)	$ 2,494,844
125,772	Great-West Core Bond Fund Institutional Class(a)	1,223,760
118,318	Great-West Global Bond Fund Institutional Class(a)	1,076,696
104,148	Great-West Multi-Sector Bond Fund Institutional Class(a)	977,953
68,513	Great-West Putnam High Yield Bond Institutional Class(a)	641,961
12,271	Great-West Short Duration Bond Fund Institutional Class(a)	120,626

TOTAL BOND MUTUAL FUNDS — 15.17% (Cost $6,538,520)		$ 6,535,840
EQUITY MUTUAL FUNDS
25,333	American Century Real Estate Fund Class R6	729,853
57,326	DFA International Real Estate Securities Portfolio Institutional Class	292,934
22,337	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	258,659
245,043	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,124,518
272,580	Great-West International Growth Fund Institutional Class(a)	2,188,819
511,818	Great-West International Index Fund Institutional Class(a)	4,867,392
344,304	Great-West International Value Fund Institutional Class(a)	2,675,245
252,383	Great-West Large Cap Growth Fund Institutional Class(a)	2,556,634
160,538	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,176,746
117,296	Great-West Mid Cap Value Fund Institutional Class(a)	1,029,856
167,162	Great-West Putnam Equity Income Fund Institutional Class(a)	1,499,441
78,316	Great-West Real Estate Index Fund Institutional Class(a)	729,120
Shares		Fair Value
Equity Mutual Funds — (continued)
578,157	Great-West S&P 500® Index Fund Institutional Class(a)	$ 5,567,648
271,286	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,384,603
270,236	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,180,807
199,126	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,499,420
137,568	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,095,044
22,497	Invesco Global Real Estate Fund Class R6	293,137
20,014	Invesco Small Cap Discovery Fund Class R6	202,546
26,620	Janus Henderson Triton Fund Class N	802,068
181,570	Northern Emerging Markets Equity Index Fund	2,124,368

TOTAL EQUITY MUTUAL FUNDS — 84.22% (Cost $38,515,425)		$36,278,858
Account Balance
FIXED INTEREST CONTRACT
280,026 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	280,026

TOTAL FIXED INTEREST CONTRACT — 0.65% (Cost $280,026)		$ 280,026
TOTAL INVESTMENTS — 100.04% (Cost $45,333,971)		$43,094,724
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (16,436)
TOTAL NET ASSETS — 100.00%		$43,078,288

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	843,677	$8,616,508	$342,277	$1,031,313	$ (43,746)	$ 230,887	$ 52,819	$ 8,158,359	13.72%
Great-West Core Bond Fund Institutional Class	411,609	4,227,690	152,828	519,126	(20,948)	143,559	25,514	4,004,951	6.74
Great-West Global Bond Fund Institutional Class	457,262	4,389,515	130,516	458,669	(5,368)	99,722	-	4,161,084	7.00
Great-West Inflation-Protected Securities Fund Institutional Class	926,167	9,492,982	291,806	1,089,933	(42,747)	298,230	-	8,993,085	15.12
Great-West Multi-Sector Bond Fund Institutional Class	350,318	3,459,929	66,944	452,913	(33,462)	215,529	-	3,289,489	5.53
Great-West Putnam High Yield Bond Institutional Class	266,020	2,618,707	34,254	324,107	20,064	163,749	-	2,492,603	4.19
Great-West Short Duration Bond Fund Institutional Class	347,939	3,605,662	140,711	389,793	(4,216)	63,660	22,765	3,420,240	5.75
					(130,423)	1,215,336	101,098	34,519,811	58.05
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	12,341	152,200	3,709	26,906	8,698	13,903	-	142,906	0.24
Great-West Emerging Markets Equity Fund Institutional Class	58,298	536,760	13,088	122,503	(18,886)	78,100	-	505,445	0.85
Great-West International Growth Fund Institutional Class	98,503	840,183	15,517	227,425	(49,998)	162,703	-	790,978	1.33
Great-West International Index Fund Institutional Class	184,359	1,857,215	36,244	289,296	31,867	149,091	-	1,753,254	2.95
Great-West International Value Fund Institutional Class	123,957	1,023,374	19,305	240,846	(59,285)	161,315	-	963,148	1.62
Great-West Large Cap Growth Fund Institutional Class	142,821	1,551,319	22,095	351,219	18,026	224,578	-	1,446,773	2.43
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	54,377	424,841	13,909	125,045	(26,232)	84,876	-	398,581	0.67
Great-West Mid Cap Value Fund Institutional Class	66,411	621,545	15,861	136,414	(5,391)	82,097	-	583,089	0.98
Great-West Putnam Equity Income Fund Institutional Class	94,176	901,028	18,417	169,774	6,831	95,084	-	844,755	1.42
Great-West Real Estate Index Fund Institutional Class	85,123	829,060	20,608	185,216	(4,868)	128,045	-	792,497	1.33
Great-West S&P 500® Index Fund Institutional Class	326,309	3,360,717	52,636	694,832	4,147	423,837	-	3,142,358	5.29
Great-West S&P Mid Cap 400® Index Fund Institutional Class	153,052	1,435,808	35,669	350,516	(26,927)	224,367	-	1,345,328	2.26
Great-West S&P Small Cap 600® Index Fund Institutional Class	92,134	794,472	31,413	202,390	(34,912)	120,023	-	743,518	1.25
Great-West T. Rowe Price Equity Income Fund Institutional Class	112,205	899,489	18,610	201,647	(31,796)	128,451	-	844,903	1.42

March 29, 2019

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	77,799	$ 664,573	$ 10,444	$ 170,717	$ (14,795)	$ 114,979	$ -	$ 619,279	1.04%
					(203,521)	2,191,449	0	14,916,812	25.08
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,975,961	8,396,985	332,114	783,153	-	-	30,015	7,975,961	13.41
					0	0	30,015	7,975,961	13.41
				Total	$(333,944)	$3,406,785	$131,113	$57,412,584	96.54%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	91,665	$743,705	$203,548	$82,552	$ (2,497)	$ 21,698	$ 5,614	$ 886,399	14.73%
Great-West Core Bond Fund Institutional Class	44,774	365,532	98,178	41,280	(1,053)	13,225	2,715	435,655	7.24
Great-West Global Bond Fund Institutional Class	46,372	356,432	95,063	38,164	(889)	8,658	-	421,989	7.01
Great-West Inflation-Protected Securities Fund Institutional Class	73,743	601,634	158,202	65,628	(2,711)	21,835	-	716,043	11.89
Great-West Multi-Sector Bond Fund Institutional Class	37,823	298,289	73,418	35,496	(1,686)	18,947	-	355,158	5.90
Great-West Putnam High Yield Bond Institutional Class	27,694	217,906	51,061	28,257	(2,088)	18,784	-	259,494	4.31
Great-West Short Duration Bond Fund Institutional Class	28,841	238,124	65,761	25,129	(423)	4,746	1,847	283,502	4.71
					(11,347)	107,893	10,176	3,358,240	55.79
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,460	14,159	3,228	2,720	30	2,242	-	16,909	0.28
Great-West Emerging Markets Equity Fund Institutional Class	7,576	55,111	13,198	10,845	(1,730)	8,217	-	65,681	1.09
Great-West International Growth Fund Institutional Class	12,083	81,402	18,811	20,305	(4,825)	17,116	-	97,024	1.61
Great-West International Index Fund Institutional Class	22,596	181,002	43,081	32,216	(3,718)	23,023	-	214,890	3.57
Great-West International Value Fund Institutional Class	15,260	99,603	23,367	23,753	(8,359)	19,350	-	118,567	1.97
Great-West Large Cap Growth Fund Institutional Class	16,498	140,086	31,111	34,069	(5,059)	29,995	-	167,123	2.78
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,839	41,972	10,451	9,979	(1,543)	7,688	-	50,132	0.83
Great-West Mid Cap Value Fund Institutional Class	7,627	56,131	13,210	11,739	(2,064)	9,363	-	66,965	1.11

March 29, 2019

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	10,951	$ 82,427	$ 19,131	$15,846	$ (2,344)	$ 12,517	$ -	$ 98,229	1.63%
Great-West Real Estate Index Fund Institutional Class	8,965	69,779	15,824	13,710	(255)	11,573	-	83,466	1.39
Great-West S&P 500® Index Fund Institutional Class	37,696	304,435	67,163	64,251	(12,278)	55,664	-	363,011	6.03
Great-West S&P Mid Cap 400® Index Fund Institutional Class	17,735	130,470	30,864	29,860	(5,190)	24,414	-	155,888	2.59
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,449	77,372	19,690	16,328	(3,045)	11,662	-	92,396	1.54
Great-West T. Rowe Price Equity Income Fund Institutional Class	13,046	82,426	18,957	16,334	(3,470)	13,187	-	98,236	1.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	9,023	60,179	13,632	14,200	(2,150)	12,208	-	71,819	1.20
					(56,000)	258,219	0	1,760,336	29.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	661,886	556,177	157,237	53,828	-	-	2,300	661,886	11.00
					0	0	2,300	661,886	11.00
				Total	$(67,347)	$366,112	$12,476	$5,780,462	96.04%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,308,537	$22,088,538	$886,598	$1,193,951	$ (44,259)	$ 542,372	$144,347	$ 22,323,557	15.24%
Great-West Core Bond Fund Institutional Class	1,125,435	10,831,763	383,120	606,872	(18,547)	342,472	69,664	10,950,483	7.47
Great-West Global Bond Fund Institutional Class	1,115,793	10,044,819	266,303	360,434	12,084	203,025	-	10,153,713	6.93
Great-West Inflation-Protected Securities Fund Institutional Class	1,342,004	12,888,746	387,765	625,250	(21,467)	379,599	-	13,030,860	8.89
Great-West Multi-Sector Bond Fund Institutional Class	945,985	8,780,364	160,173	568,765	(39,551)	511,024	-	8,882,796	6.06
Great-West Putnam High Yield Bond Institutional Class	674,371	6,243,983	88,604	460,722	(1,043)	446,992	-	6,318,857	4.31
Great-West Short Duration Bond Fund Institutional Class	556,138	5,406,227	220,602	251,811	(1,370)	91,814	36,330	5,466,832	3.73
					(114,153)	2,517,298	250,341	77,127,098	52.63
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	40,549	466,134	10,996	62,721	15,773	55,145	-	469,554	0.32

March 29, 2019

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	236,913	$ 2,035,278	$ 38,277	$ 292,862	$ (43,602)	$ 273,342	$ -	$ 2,054,035	1.40%
Great-West International Growth Fund Institutional Class	357,983	2,847,993	38,250	438,494	(33,895)	426,854	-	2,874,603	1.96
Great-West International Index Fund Institutional Class	670,535	6,315,615	88,180	600,436	53,278	573,429	-	6,376,788	4.35
Great-West International Value Fund Institutional Class	450,988	3,473,078	47,229	466,191	(95,925)	450,057	-	3,504,173	2.39
Great-West Large Cap Growth Fund Institutional Class	459,220	4,630,364	58,347	710,987	79,850	674,172	-	4,651,896	3.18
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	204,189	1,484,997	50,285	326,107	(78,410)	287,532	-	1,496,707	1.02
Great-West Mid Cap Value Fund Institutional Class	213,820	1,862,763	49,996	272,508	(2,029)	237,089	-	1,877,340	1.28
Great-West Putnam Equity Income Fund Institutional Class	304,088	2,708,770	41,085	344,688	(8,543)	322,505	-	2,727,672	1.86
Great-West Real Estate Index Fund Institutional Class	223,670	2,042,608	60,437	340,447	(7,384)	319,773	-	2,082,371	1.42
Great-West S&P 500® Index Fund Institutional Class	1,051,019	10,059,340	113,970	1,411,650	(35,132)	1,359,649	-	10,121,309	6.91
Great-West S&P Mid Cap 400® Index Fund Institutional Class	494,252	4,310,107	112,171	656,792	29,549	578,991	-	4,344,477	2.97
Great-West S&P Small Cap 600® Index Fund Institutional Class	341,745	2,742,507	116,065	471,896	(71,440)	371,204	-	2,757,880	1.88
Great-West T. Rowe Price Equity Income Fund Institutional Class	362,200	2,706,052	48,967	338,971	(13,550)	311,320	-	2,727,368	1.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	250,722	1,985,784	25,505	359,826	(33,799)	344,287	-	1,995,750	1.36
					(245,259)	6,585,349	0	50,061,923	34.16
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	12,737,434	12,592,048	556,061	456,998	-	-	46,323	12,737,434	8.69
					0	0	46,323	12,737,434	8.69
				Total	$(359,412)	$9,102,647	$296,664	$139,926,455	95.48%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	119,553	$984,455	$232,193	$88,044	$ (3,048)	$ 27,470	$ 7,291	$1,156,074	14.86%
Great-West Core Bond Fund Institutional Class	58,255	482,119	111,460	43,537	(1,205)	16,781	3,517	566,823	7.29
Great-West Global Bond Fund Institutional Class	55,296	428,467	101,578	37,045	(956)	10,197	-	503,197	6.47

March 29, 2019

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	48,547	$401,266	$ 91,709	$35,496	$ (1,628)	$ 13,911	$ -	$ 471,390	6.06%
Great-West Multi-Sector Bond Fund Institutional Class	48,720	387,983	81,848	36,485	(2,060)	24,131	-	457,477	5.88
Great-West Putnam High Yield Bond Institutional Class	33,917	269,111	52,030	25,705	(2,126)	22,370	-	317,806	4.09
Great-West Short Duration Bond Fund Institutional Class	21,804	182,240	44,140	15,538	(283)	3,494	1,390	214,336	2.76
					(11,306)	118,354	12,198	3,687,103	47.41
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,493	24,704	4,436	4,084	32	3,809	-	28,865	0.37
Great-West Emerging Markets Equity Fund Institutional Class	16,457	121,733	25,735	22,604	(3,758)	17,822	-	142,686	1.83
Great-West International Growth Fund Institutional Class	23,442	160,811	29,017	33,620	(8,624)	32,033	-	188,241	2.42
Great-West International Index Fund Institutional Class	43,991	357,301	71,641	54,068	(6,512)	43,484	-	418,358	5.38
Great-West International Value Fund Institutional Class	29,591	196,539	38,808	40,292	(13,861)	34,868	-	229,923	2.96
Great-West Large Cap Growth Fund Institutional Class	28,661	249,279	41,165	50,205	(7,643)	50,098	-	290,337	3.73
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	13,514	84,712	16,880	19,454	(4,902)	16,919	-	99,057	1.27
Great-West Mid Cap Value Fund Institutional Class	13,303	100,021	19,209	18,869	(3,732)	16,439	-	116,800	1.50
Great-West Putnam Equity Income Fund Institutional Class	18,907	145,463	26,638	23,281	(3,385)	20,773	-	169,593	2.18
Great-West Real Estate Index Fund Institutional Class	12,373	96,174	20,525	18,292	(1,331)	16,786	-	115,193	1.48
Great-West S&P 500® Index Fund Institutional Class	65,396	540,712	91,864	93,599	(16,608)	90,785	-	629,762	8.10
Great-West S&P Mid Cap 400® Index Fund Institutional Class	30,775	231,090	43,677	45,521	(8,172)	41,267	-	270,513	3.48
Great-West S&P Small Cap 600® Index Fund Institutional Class	22,701	157,221	35,259	35,264	(8,775)	25,981	-	183,197	2.36
Great-West T. Rowe Price Equity Income Fund Institutional Class	22,518	145,126	25,903	23,246	(5,246)	21,781	-	169,564	2.18
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	15,622	106,899	17,354	22,219	(5,192)	22,315	-	124,349	1.60
					(97,709)	455,160	0	3,176,438	40.84
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	499,180	424,019	106,517	33,059	-	-	1,703	499,180	6.42
					0	0	1,703	499,180	6.42
				Total	$(109,015)	$573,514	$13,901	$7,362,721	94.67%

March 29, 2019

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,855,957	$17,324,462	$1,330,492	$1,130,822	$ (28,323)	$ 422,977	$115,858	$ 17,947,109	13.24%
Great-West Core Bond Fund Institutional Class	904,895	8,490,492	565,356	504,014	3,509	252,794	55,920	8,804,628	6.50
Great-West Global Bond Fund Institutional Class	831,667	7,301,990	435,193	311,857	13,322	142,840	-	7,568,166	5.59
Great-West Inflation-Protected Securities Fund Institutional Class	491,338	4,601,981	297,087	267,342	(9,645)	139,168	-	4,770,894	3.52
Great-West Multi-Sector Bond Fund Institutional Class	753,690	6,806,430	311,718	418,880	(8,918)	377,882	-	7,077,150	5.22
Great-West Putnam High Yield Bond Institutional Class	515,160	4,641,359	176,156	302,427	22,544	311,963	-	4,827,051	3.56
Great-West Short Duration Bond Fund Institutional Class	251,006	2,376,517	176,989	127,100	(954)	40,979	16,372	2,467,385	1.82
					(8,465)	1,688,603	188,150	53,462,383	39.45
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	52,728	595,608	18,761	79,896	14,252	76,118	-	610,591	0.45
Great-West Emerging Markets Equity Fund Institutional Class	383,180	3,229,036	118,032	458,067	(68,702)	433,171	-	3,322,172	2.45
Great-West International Growth Fund Institutional Class	518,234	4,042,781	107,629	572,459	(22,057)	583,465	-	4,161,416	3.07
Great-West International Index Fund Institutional Class	972,446	8,972,907	320,457	888,082	53,797	842,681	-	9,247,963	6.82
Great-West International Value Fund Institutional Class	655,592	4,956,420	167,982	668,108	(129,851)	637,652	-	5,093,946	3.76
Great-West Large Cap Growth Fund Institutional Class	595,926	5,931,013	75,753	867,362	64,727	897,328	-	6,036,732	4.46
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	301,421	2,154,596	91,634	444,757	(105,593)	407,945	-	2,209,418	1.63
Great-West Mid Cap Value Fund Institutional Class	276,347	2,363,730	84,932	334,547	(14,864)	312,210	-	2,426,325	1.79
Great-West Putnam Equity Income Fund Institutional Class	394,328	3,453,399	87,086	412,675	(9,749)	409,309	-	3,537,119	2.61
Great-West Real Estate Index Fund Institutional Class	221,722	1,974,519	75,448	292,876	(4,119)	307,144	-	2,064,235	1.52
Great-West S&P 500® Index Fund Institutional Class	1,363,051	12,843,394	208,781	1,702,236	(89,460)	1,776,242	-	13,126,181	9.69
Great-West S&P Mid Cap 400® Index Fund Institutional Class	640,197	5,488,616	167,455	826,937	(25,107)	798,201	-	5,627,335	4.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	505,294	3,999,910	197,765	642,522	(89,593)	522,566	-	4,077,719	3.01
Great-West T. Rowe Price Equity Income Fund Institutional Class	469,885	3,445,961	97,277	435,910	(51,987)	430,907	-	3,538,235	2.61
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	325,574	2,543,148	30,040	395,483	(17,846)	413,863	-	2,591,568	1.91
					(496,152)	8,848,802	0	67,670,955	49.93

March 29, 2019

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,759,829	$ 5,542,504	$ 459,005	$ 262,397	$ -	$ -	$ 20,717	$ 5,759,829	4.25%
					0	0	20,717	5,759,829	4.25
				Total	$(504,617)	$10,537,405	$208,867	$126,893,167	93.63%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	52,140	$399,619	$127,921	$34,799	$ (1,075)	$ 11,454	$3,170	$ 504,195	10.64%
Great-West Core Bond Fund Institutional Class	25,421	195,925	61,626	17,185	(425)	6,985	1,530	247,351	5.22
Great-West Global Bond Fund Institutional Class	22,755	163,987	53,155	14,000	(408)	3,927	-	207,069	4.37
Great-West Inflation-Protected Securities Fund Institutional Class	7,749	59,608	18,827	5,341	(248)	2,153	-	75,247	1.59
Great-West Multi-Sector Bond Fund Institutional Class	21,070	156,654	46,684	15,579	(968)	10,087	-	197,846	4.18
Great-West Putnam High Yield Bond Institutional Class	14,197	105,407	29,962	11,427	(1,004)	9,080	-	133,022	2.81
Great-West Short Duration Bond Fund Institutional Class	5,056	39,319	12,927	3,316	(66)	770	322	49,700	1.05
					(4,194)	44,456	5,022	1,414,430	29.86
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,170	20,189	4,817	3,075	(42)	3,203	-	25,134	0.53
Great-West Emerging Markets Equity Fund Institutional Class	17,535	120,937	33,580	20,261	(3,553)	17,769	-	152,025	3.21
Great-West International Growth Fund Institutional Class	22,538	144,592	35,047	27,103	(6,873)	28,441	-	180,977	3.82
Great-West International Index Fund Institutional Class	42,250	320,845	84,671	42,897	(5,469)	39,183	-	401,802	8.48
Great-West International Value Fund Institutional Class	28,456	177,067	46,097	32,788	(11,511)	30,730	-	221,106	4.67
Great-West Large Cap Growth Fund Institutional Class	24,561	202,583	43,884	38,468	(5,862)	40,808	-	248,807	5.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	13,129	77,336	19,707	15,569	(3,865)	14,763	-	96,237	2.03
Great-West Mid Cap Value Fund Institutional Class	11,383	80,183	21,055	14,571	(3,100)	13,271	-	99,938	2.11
Great-West Putnam Equity Income Fund Institutional Class	16,209	116,974	29,406	18,062	(3,010)	17,076	-	145,394	3.07
Great-West Real Estate Index Fund Institutional Class	7,941	58,529	16,912	11,585	(604)	10,074	-	73,930	1.56

March 29, 2019

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	56,189	$437,822	$101,212	$72,707	$(14,015)	$ 74,772	$ -	$ 541,099	11.42%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	26,337	186,357	47,752	36,576	(7,232)	33,966	-	231,499	4.89
Great-West S&P Small Cap 600® Index Fund Institutional Class	22,080	144,352	41,791	31,426	(7,794)	23,470	-	178,187	3.76
Great-West T. Rowe Price Equity Income Fund Institutional Class	19,310	116,691	28,826	17,807	(4,295)	17,694	-	145,404	3.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	13,357	86,219	18,809	16,635	(3,977)	17,929	-	106,322	2.25
					(81,202)	383,149	0	2,847,861	60.12
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	115,919	91,622	31,229	7,314	-	-	382	115,919	2.45
					0	0	382	115,919	2.45
				Total	$(85,396)	$427,605	$5,404	$4,378,210	92.43%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	721,196	$ 6,625,633	$668,941	$ 491,742	$ (17,575)	$ 171,133	$44,910	$ 6,973,965	8.15%
Great-West Core Bond Fund Institutional Class	352,222	3,254,048	301,725	228,226	(183)	99,570	21,714	3,427,117	4.00
Great-West Global Bond Fund Institutional Class	308,546	2,664,377	215,019	130,455	(1,954)	58,832	-	2,807,773	3.28
Great-West Inflation-Protected Securities Fund Institutional Class	37,043	341,491	31,110	23,509	(891)	10,599	-	359,691	0.42
Great-West Multi-Sector Bond Fund Institutional Class	290,972	2,588,980	166,793	165,915	(1,497)	142,367	-	2,732,225	3.19
Great-West Putnam High Yield Bond Institutional Class	193,792	1,720,457	79,964	107,640	1,448	123,050	-	1,815,831	2.12
Great-West Short Duration Bond Fund Institutional Class	46,180	430,472	41,789	25,999	(379)	7,682	3,004	453,944	0.53
					(21,031)	613,233	69,628	18,570,546	21.69
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	42,948	477,936	14,105	58,441	8,997	63,737	-	497,337	0.58
Great-West Emerging Markets Equity Fund Institutional Class	389,129	3,230,245	112,376	393,669	(58,682)	424,798	-	3,373,750	3.94
Great-West International Growth Fund Institutional Class	476,697	3,663,772	79,699	443,891	(15,341)	528,297	-	3,827,877	4.47
Great-West International Index Fund Institutional Class	894,733	8,126,484	234,219	653,514	14,391	801,721	-	8,508,910	9.94

March 29, 2019

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	602,754	$ 4,490,205	$118,556	$ 507,608	$(119,440)	$ 582,248	$ -	$ 4,683,401	5.47%
Great-West Large Cap Growth Fund Institutional Class	491,544	4,839,180	58,254	655,629	51,136	737,534	-	4,979,339	5.81
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	279,393	1,964,280	75,395	351,815	(84,174)	360,092	-	2,047,952	2.39
Great-West Mid Cap Value Fund Institutional Class	228,307	1,921,522	67,379	239,776	(13,430)	255,414	-	2,004,539	2.34
Great-West Putnam Equity Income Fund Institutional Class	325,585	2,806,497	71,865	318,407	(34,033)	360,542	-	2,920,497	3.41
Great-West Real Estate Index Fund Institutional Class	148,523	1,301,945	69,582	193,390	(3,394)	204,615	-	1,382,752	1.62
Great-West S&P 500® Index Fund Institutional Class	1,121,720	10,423,440	184,124	1,258,508	(74,561)	1,453,110	-	10,802,166	12.61
Great-West S&P Mid Cap 400® Index Fund Institutional Class	527,758	4,450,031	143,206	619,350	(36,555)	665,105	-	4,638,992	5.42
Great-West S&P Small Cap 600® Index Fund Institutional Class	469,200	3,664,236	147,267	488,998	(69,605)	463,941	-	3,786,446	4.42
Great-West T. Rowe Price Equity Income Fund Institutional Class	387,879	2,797,495	75,892	299,848	(37,402)	347,187	-	2,920,726	3.41
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	268,190	2,073,133	29,366	305,274	(14,375)	337,570	-	2,134,795	2.49
					(486,468)	7,585,911	0	58,509,479	68.32
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,070,558	1,014,386	104,088	51,746	-	-	3,830	1,070,558	1.25
					0	0	3,830	1,070,558	1.25
				Total	$(507,499)	$8,199,144	$73,458	$78,150,583	91.26%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	25,560	$194,520	$64,430	$17,302	$ (481)	$ 5,520	$1,552	$ 247,168	6.63%
Great-West Core Bond Fund Institutional Class	12,490	95,646	30,907	8,401	(176)	3,380	751	121,532	3.26
Great-West Global Bond Fund Institutional Class	11,086	79,509	26,066	6,572	(163)	1,878	-	100,881	2.70
Great-West Multi-Sector Bond Fund Institutional Class	10,317	76,280	22,767	7,027	(409)	4,852	-	96,872	2.60
Great-West Putnam High Yield Bond Institutional Class	6,800	50,173	14,021	4,722	(395)	4,242	-	63,714	1.71
Great-West Short Duration Bond Fund Institutional Class	1,213	9,388	3,127	765	(4)	173	77	11,923	0.32
					(1,628)	20,045	2,380	642,090	17.22

March 29, 2019

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,933	$ 17,631	$ 4,046	$ 2,092	$ 7	$ 2,793	$ -	$ 22,378	0.60%
Great-West Emerging Markets Equity Fund Institutional Class	19,350	132,081	36,292	19,600	(3,252)	18,987	-	167,760	4.50
Great-West International Growth Fund Institutional Class	22,556	142,644	33,776	22,734	(6,022)	27,439	-	181,125	4.86
Great-West International Index Fund Institutional Class	42,332	317,227	83,335	34,785	(3,208)	36,796	-	402,573	10.80
Great-West International Value Fund Institutional Class	28,525	174,622	46,043	27,539	(9,346)	28,516	-	221,642	5.95
Great-West Large Cap Growth Fund Institutional Class	22,064	176,142	37,310	24,416	(3,227)	34,476	-	223,512	6.00
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	13,283	76,694	18,881	12,316	(3,099)	14,105	-	97,364	2.61
Great-West Mid Cap Value Fund Institutional Class	10,232	70,818	18,075	10,119	(1,929)	11,063	-	89,837	2.41
Great-West Putnam Equity Income Fund Institutional Class	14,583	103,148	24,801	11,355	(1,597)	14,219	-	130,813	3.51
Great-West Real Estate Index Fund Institutional Class	6,674	48,454	13,632	8,139	(303)	8,184	-	62,131	1.67
Great-West S&P 500® Index Fund Institutional Class	50,285	381,843	85,087	43,662	(6,847)	60,977	-	484,245	12.99
Great-West S&P Mid Cap 400® Index Fund Institutional Class	23,687	164,000	39,479	23,086	(3,826)	27,819	-	208,212	5.59
Great-West S&P Small Cap 600® Index Fund Institutional Class	22,325	141,964	38,098	19,808	(4,250)	19,906	-	180,160	4.83
Great-West T. Rowe Price Equity Income Fund Institutional Class	17,371	103,133	24,842	11,763	(2,587)	14,593	-	130,805	3.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	12,041	75,545	16,775	11,605	(2,552)	15,134	-	95,849	2.57
					(52,038)	335,007	0	2,698,406	72.40
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	27,937	22,004	7,493	1,652	-	-	92	27,937	0.75
					0	0	92	27,937	0.75
				Total	$(53,666)	$355,052	$2,472	$3,368,433	90.37%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	257,998	$2,176,571	$353,258	$ 89,418	$ (1,136)	$ 54,433	$15,966	$ 2,494,844	5.79%

March 29, 2019

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	125,772	$1,067,047	$165,224	$ 43,287	$ (608)	$ 34,776	$ 7,706	$ 1,223,760	2.84%
Great-West Global Bond Fund Institutional Class	118,318	938,191	139,017	21,458	(607)	20,946	-	1,076,696	2.50
Great-West Multi-Sector Bond Fund Institutional Class	104,148	852,640	106,248	29,876	(973)	48,941	-	977,953	2.27
Great-West Putnam High Yield Bond Institutional Class	68,513	559,976	59,887	20,026	(501)	42,124	-	641,961	1.49
Great-West Short Duration Bond Fund Institutional Class	12,271	105,075	17,246	3,582	(49)	1,887	793	120,626	0.28
					(3,874)	203,107	24,465	6,535,840	15.17
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	22,337	227,057	15,156	13,553	5,231	29,999	-	258,659	0.60
Great-West Emerging Markets Equity Fund Institutional Class	245,043	1,860,644	191,929	169,382	(24,768)	241,327	-	2,124,518	4.93
Great-West International Growth Fund Institutional Class	272,580	1,929,825	123,319	150,045	(8,320)	285,720	-	2,188,819	5.08
Great-West International Index Fund Institutional Class	511,818	4,267,370	361,407	169,370	30,815	407,985	-	4,867,392	11.30
Great-West International Value Fund Institutional Class	344,304	2,363,007	175,687	142,085	(29,231)	278,636	-	2,675,245	6.21
Great-West Large Cap Growth Fund Institutional Class	252,383	2,288,719	95,061	197,598	12,505	370,452	-	2,556,634	5.94
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	160,538	1,036,927	76,706	110,657	(27,176)	173,770	-	1,176,746	2.73
Great-West Mid Cap Value Fund Institutional Class	117,296	907,499	66,834	55,742	4,044	111,265	-	1,029,856	2.39
Great-West Putnam Equity Income Fund Institutional Class	167,162	1,326,271	85,068	69,338	(318)	157,440	-	1,499,441	3.48
Great-West Real Estate Index Fund Institutional Class	78,316	634,751	67,568	75,534	(1,784)	102,335	-	729,120	1.69
Great-West S&P 500® Index Fund Institutional Class	578,157	4,951,637	251,833	319,743	(14,339)	683,921	-	5,567,648	12.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	271,286	2,107,639	139,596	156,321	7,091	293,689	-	2,384,603	5.54
Great-West S&P Small Cap 600® Index Fund Institutional Class	270,236	1,941,350	177,800	176,453	(28,114)	238,110	-	2,180,807	5.06
Great-West T. Rowe Price Equity Income Fund Institutional Class	199,126	1,324,618	83,296	64,701	(6,832)	156,207	-	1,499,420	3.48
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	137,568	978,804	39,905	91,583	(12,185)	167,918	-	1,095,044	2.54
					(93,381)	3,698,774	0	31,833,952	73.90
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	280,026	243,673	42,367	6,982	-	-	968	280,026	0.65
					0	0	968	280,026	0.65
				Total	$(97,255)	$3,901,881	$25,433	$38,649,818	89.72%

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,393,958	Great-West Core Bond Fund Institutional Class(a)	$ 52,483,214
7,617,800	Great-West Global Bond Fund Institutional Class(a)	69,321,978
3,617,418	Great-West Inflation-Protected Securities Fund Institutional Class(a)	35,125,127
7,394,882	Great-West Multi-Sector Bond Fund Institutional Class(a)	69,437,941
3,638,295	Great-West Putnam High Yield Bond Institutional Class(a)	34,090,821
5,205,722	Great-West Short Duration Bond Fund Institutional Class(a)	51,172,252
5,538,526	Great-West U.S. Government Securities Fund Institutional Class(a)	52,449,838

TOTAL BOND MUTUAL FUNDS — 47.42% (Cost $367,664,856)		$364,081,171
EQUITY MUTUAL FUNDS
1,385,915	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,015,881
1,695,527	Great-West International Growth Fund Institutional Class(a)	13,615,081
4,374,789	Great-West International Value Fund Institutional Class(a)	33,992,111
869,372	Great-West Invesco Small Cap Value Fund Institutional Class(a)	7,476,595
2,065,152	Great-West Large Cap Growth Fund Institutional Class(a)	20,919,994
1,022,979	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,498,436
Shares		Fair Value
Equity Mutual Funds — (continued)
3,178,830	Great-West Mid Cap Value Fund Institutional Class(a)	$ 27,910,123
2,898,406	Great-West Putnam Equity Income Fund Institutional Class(a)	25,998,706
4,171,867	Great-West Real Estate Index Fund Institutional Class(a)	38,840,084
564,906	Great-West Small Cap Growth Fund Institutional Class(a)	5,925,861
3,453,670	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	26,006,137
1,406,987	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,199,620

TOTAL EQUITY MUTUAL FUNDS — 30.14% (Cost $247,369,607)		$231,398,629
Account Balance
FIXED INTEREST CONTRACT
172,615,663 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	172,615,663

TOTAL FIXED INTEREST CONTRACT — 22.48% (Cost $172,615,663)		$172,615,663
TOTAL INVESTMENTS — 100.04% (Cost $787,650,126)		$768,095,463
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (306,440)
TOTAL NET ASSETS — 100.00%		$767,789,023

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,376,142	Great-West Core Bond Fund Institutional Class(a)	$ 23,119,862
3,351,905	Great-West Global Bond Fund Institutional Class(a)	30,502,336
1,593,010	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,468,123
3,258,888	Great-West Multi-Sector Bond Fund Institutional Class(a)	30,600,959
1,602,340	Great-West Putnam High Yield Bond Institutional Class(a)	15,013,929
410,980	Great-West Short Duration Bond Fund Institutional Class(a)	4,039,938
2,439,745	Great-West U.S. Government Securities Fund Institutional Class(a)	23,104,382

TOTAL BOND MUTUAL FUNDS — 32.95% (Cost $142,941,441)		$141,849,529
EQUITY MUTUAL FUNDS
1,255,534	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,885,477
1,543,808	Great-West International Growth Fund Institutional Class(a)	12,396,777
3,972,258	Great-West International Value Fund Institutional Class(a)	30,864,448
784,779	Great-West Invesco Small Cap Value Fund Institutional Class(a)	6,749,097
1,873,093	Great-West Large Cap Growth Fund Institutional Class(a)	18,974,427
924,143	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,773,968
Shares		Fair Value
Equity Mutual Funds — (continued)
2,887,981	Great-West Mid Cap Value Fund Institutional Class(a)	$ 25,356,477
2,635,628	Great-West Putnam Equity Income Fund Institutional Class(a)	23,641,587
2,096,426	Great-West Real Estate Index Fund Institutional Class(a)	19,517,729
514,656	Great-West Small Cap Growth Fund Institutional Class(a)	5,398,741
3,139,673	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	23,641,736
1,274,629	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,146,042

TOTAL EQUITY MUTUAL FUNDS — 45.14% (Cost $210,096,787)		$194,346,506
Account Balance
FIXED INTEREST CONTRACT
94,482,718 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	94,482,718

TOTAL FIXED INTEREST CONTRACT — 21.95% (Cost $94,482,718)		$ 94,482,718
TOTAL INVESTMENTS — 100.04% (Cost $447,520,946)		$430,678,753
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (173,110)
TOTAL NET ASSETS — 100.00%		$430,505,643

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,355,637	Great-West Core Bond Fund Institutional Class(a)	$ 61,840,346
8,978,606	Great-West Global Bond Fund Institutional Class(a)	81,705,315
4,268,881	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,450,836
8,714,020	Great-West Multi-Sector Bond Fund Institutional Class(a)	81,824,650
4,291,193	Great-West Putnam High Yield Bond Institutional Class(a)	40,208,485
1,078,732	Great-West Short Duration Bond Fund Institutional Class(a)	10,603,934
6,525,374	Great-West U.S. Government Securities Fund Institutional Class(a)	61,795,292

TOTAL BOND MUTUAL FUNDS — 23.97% (Cost $384,427,991)		$ 379,428,858
EQUITY MUTUAL FUNDS
6,381,061	Great-West Emerging Markets Equity Fund Institutional Class(a)	55,323,796
7,830,590	Great-West International Growth Fund Institutional Class(a)	62,879,637
20,208,706	Great-West International Value Fund Institutional Class(a)	157,021,646
3,976,308	Great-West Invesco Small Cap Value Fund Institutional Class(a)	34,196,246
9,503,231	Great-West Large Cap Growth Fund Institutional Class(a)	96,267,734
4,674,554	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	34,264,480
Shares		Fair Value
Equity Mutual Funds — (continued)
14,639,784	Great-West Mid Cap Value Fund Institutional Class(a)	$ 128,537,307
13,385,382	Great-West Putnam Equity Income Fund Institutional Class(a)	120,066,879
6,852,244	Great-West Real Estate Index Fund Institutional Class(a)	63,794,396
2,612,282	Great-West Small Cap Growth Fund Institutional Class(a)	27,402,834
15,945,989	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	120,073,294
6,466,166	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	51,470,681

TOTAL EQUITY MUTUAL FUNDS — 60.08% (Cost $1,022,316,357)		$ 951,298,930
Account Balance
FIXED INTEREST CONTRACT
253,196,906 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	253,196,906

TOTAL FIXED INTEREST CONTRACT — 15.99% (Cost $253,196,906)		$ 253,196,906
TOTAL INVESTMENTS — 100.04% (Cost $1,659,941,254)		$1,583,924,694
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (575,927)
TOTAL NET ASSETS — 100.00%		$1,583,348,767

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,795,461	Great-West Core Bond Fund Institutional Class(a)	$ 17,469,835
2,534,691	Great-West Global Bond Fund Institutional Class(a)	23,065,691
1,205,345	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,703,904
2,465,054	Great-West Multi-Sector Bond Fund Institutional Class(a)	23,146,854
1,207,096	Great-West Putnam High Yield Bond Institutional Class(a)	11,310,486
1,527,109	Great-West Short Duration Bond Fund Institutional Class(a)	15,011,477
1,844,086	Great-West U.S. Government Securities Fund Institutional Class(a)	17,463,495

TOTAL BOND MUTUAL FUNDS — 18.02% (Cost $119,913,935)		$119,171,742
EQUITY MUTUAL FUNDS
3,307,813	Great-West Emerging Markets Equity Fund Institutional Class(a)	28,678,741
4,054,280	Great-West International Growth Fund Institutional Class(a)	32,555,869
10,468,558	Great-West International Value Fund Institutional Class(a)	81,340,695
2,061,426	Great-West Invesco Small Cap Value Fund Institutional Class(a)	17,728,268
4,921,175	Great-West Large Cap Growth Fund Institutional Class(a)	49,851,503
2,420,810	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,744,535
Shares		Fair Value
Equity Mutual Funds — (continued)
7,583,973	Great-West Mid Cap Value Fund Institutional Class(a)	$ 66,587,284
6,934,606	Great-West Putnam Equity Income Fund Institutional Class(a)	62,203,416
2,497,613	Great-West Real Estate Index Fund Institutional Class(a)	23,252,772
1,356,171	Great-West Small Cap Growth Fund Institutional Class(a)	14,226,233
8,260,426	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	62,201,008
3,347,683	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,647,559

TOTAL EQUITY MUTUAL FUNDS — 73.02% (Cost $520,158,880)		$483,017,883
Account Balance
FIXED INTEREST CONTRACT
59,500,726 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	59,500,726

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $59,500,726)		$ 59,500,726
TOTAL INVESTMENTS — 100.04% (Cost $699,573,541)		$661,690,351
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (244,373)
TOTAL NET ASSETS — 100.00%		$661,445,978

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,807,603	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 41,681,918
5,916,643	Great-West International Growth Fund Institutional Class(a)	47,510,640
15,245,961	Great-West International Value Fund Institutional Class(a)	118,461,121
3,009,892	Great-West Invesco Small Cap Value Fund Institutional Class(a)	25,885,076
7,172,376	Great-West Large Cap Growth Fund Institutional Class(a)	72,656,167
3,535,724	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,916,854
11,047,870	Great-West Mid Cap Value Fund Institutional Class(a)	97,000,295
10,102,965	Great-West Putnam Equity Income Fund Institutional Class(a)	90,623,594
2,230,907	Great-West Real Estate Index Fund Institutional Class(a)	20,769,742
Shares		Fair Value
Equity Mutual Funds — (continued)
1,975,994	Great-West Small Cap Growth Fund Institutional Class(a)	$ 20,728,178
12,033,954	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	90,615,675
4,884,221	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,878,400

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $747,715,967)		$690,727,660
TOTAL INVESTMENTS — 100.03% (Cost $747,715,967)		$690,727,660
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (239,588)
TOTAL NET ASSETS — 100.00%		$690,488,072

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,393,958	$ 48,357,930	$ 3,664,267	$1,071,039	$ (45,540)	$ 1,532,056	$ 325,890	$ 52,483,214	6.84%
Great-West Global Bond Fund Institutional Class	7,617,800	66,072,722	3,305,838	1,604,737	(136,080)	1,548,155	-	69,321,978	9.03
Great-West Inflation-Protected Securities Fund Institutional Class	3,617,418	32,928,762	2,017,570	787,247	(31,182)	966,042	-	35,125,127	4.57
Great-West Multi-Sector Bond Fund Institutional Class	7,394,882	66,246,809	1,939,275	2,480,098	(174,879)	3,731,955	-	69,437,941	9.04
Great-West Putnam High Yield Bond Institutional Class	3,638,295	36,134,022	612,201	5,509,229	(403,208)	2,853,827	-	34,090,821	4.44
Great-West Short Duration Bond Fund Institutional Class	5,205,722	42,872,975	8,239,813	723,523	(15,428)	782,987	332,251	51,172,252	6.67
Great-West U.S. Government Securities Fund Institutional Class	5,538,526	48,380,039	4,292,647	1,050,741	(56,421)	827,893	364,531	52,449,838	6.83
					(862,738)	12,242,915	1,022,672	364,081,171	47.42
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,385,915	12,454,725	374,339	2,590,578	(428,943)	1,777,395	-	12,015,881	1.56
Great-West International Growth Fund Institutional Class	1,695,527	12,408,857	579,183	1,117,182	12,597	1,744,223	-	13,615,081	1.77
Great-West International Value Fund Institutional Class	4,374,789	28,658,275	4,187,326	2,538,303	(556,264)	3,684,813	-	33,992,111	4.43
Great-West Invesco Small Cap Value Fund Institutional Class	869,372	6,611,578	661,197	539,809	(22,727)	743,629	-	7,476,595	0.97
Great-West Large Cap Growth Fund Institutional Class	2,065,152	22,149,622	344,815	4,812,584	114,734	3,238,141	-	20,919,994	2.72
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,022,979	6,610,031	542,759	748,401	(152,265)	1,094,047	-	7,498,436	0.98
Great-West Mid Cap Value Fund Institutional Class	3,178,830	25,864,901	923,648	1,982,820	152,176	3,104,394	-	27,910,123	3.64
Great-West Putnam Equity Income Fund Institutional Class	2,898,406	25,481,784	595,084	2,975,630	104	2,897,468	-	25,998,706	3.39
Great-West Real Estate Index Fund Institutional Class	4,171,867	35,790,140	1,290,135	4,387,157	(647,837)	6,146,966	-	38,840,084	5.06
Great-West Small Cap Growth Fund Institutional Class	564,906	5,361,117	323,917	612,426	20,554	853,253	-	5,925,861	0.77
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,453,670	25,431,079	567,718	2,978,543	(240,479)	2,985,883	-	26,006,137	3.39
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,406,987	10,547,091	194,664	1,274,828	(91,375)	1,732,693	-	11,199,620	1.46
					(1,839,725)	30,002,905	0	231,398,629	30.14

March 29, 2019

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	172,615,663	$161,504,618	$12,072,592	$1,566,290	$ -	$ -	$ 604,743	$172,615,663	22.48%
					0	0	604,743	172,615,663	22.48
				Total	$(2,702,463)	$42,245,820	$1,627,415	$768,095,463	100.04%
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,376,142	$20,323,479	$ 2,719,769	$ 556,941	$ 4,078	$ 633,555	$143,491	$ 23,119,862	5.37%
Great-West Global Bond Fund Institutional Class	3,351,905	27,753,122	2,617,710	439,078	19,595	570,582	-	30,502,336	7.08
Great-West Inflation-Protected Securities Fund Institutional Class	1,593,010	13,840,004	1,602,412	393,145	(15,970)	418,852	-	15,468,123	3.59
Great-West Multi-Sector Bond Fund Institutional Class	3,258,888	27,863,986	2,073,446	867,540	(14,225)	1,531,067	-	30,600,959	7.11
Great-West Putnam High Yield Bond Institutional Class	1,602,340	15,210,161	808,051	2,021,283	25,106	1,017,000	-	15,013,929	3.49
Great-West Short Duration Bond Fund Institutional Class	410,980	1,487,010	2,579,181	70,512	(410)	44,259	26,238	4,039,938	0.94
Great-West U.S. Government Securities Fund Institutional Class	2,439,745	20,333,912	2,999,217	590,216	(28,353)	361,469	160,502	23,104,382	5.37
					(10,179)	4,576,784	330,231	141,849,529	32.95
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,255,534	10,770,478	672,311	2,078,999	(341,810)	1,521,687	-	10,885,477	2.53
Great-West International Growth Fund Institutional Class	1,543,808	10,743,605	717,123	622,763	(11,648)	1,558,812	-	12,396,777	2.88
Great-West International Value Fund Institutional Class	3,972,258	24,799,329	4,317,728	1,287,979	(288,221)	3,035,370	-	30,864,448	7.17
Great-West Invesco Small Cap Value Fund Institutional Class	784,779	5,736,299	616,780	237,298	(8,303)	633,316	-	6,749,097	1.57
Great-West Large Cap Growth Fund Institutional Class	1,873,093	19,283,138	467,569	3,704,896	20,964	2,928,616	-	18,974,427	4.41
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	924,143	5,733,175	521,083	373,523	(73,995)	893,233	-	6,773,968	1.57
Great-West Mid Cap Value Fund Institutional Class	2,887,981	22,411,171	1,256,416	1,113,796	36,211	2,802,686	-	25,356,477	5.89
Great-West Putnam Equity Income Fund Institutional Class	2,635,628	22,105,266	778,881	1,764,364	16,350	2,521,804	-	23,641,587	5.49
Great-West Real Estate Index Fund Institutional Class	2,096,426	17,255,815	1,187,471	1,792,515	(189,171)	2,866,958	-	19,517,729	4.53
Great-West Small Cap Growth Fund Institutional Class	514,656	4,683,557	283,569	318,573	16,003	750,188	-	5,398,741	1.25

March 29, 2019

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,139,673	$22,064,341	$ 808,823	$1,807,151	$ (170,912)	$ 2,575,723	$ -	$ 23,641,736	5.49%
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,274,629	9,185,106	289,445	843,844	(74,921)	1,515,335	-	10,146,042	2.36
					(1,069,453)	23,603,728	0	194,346,506	45.14
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	94,482,718	84,315,077	11,271,388	1,426,169	-	-	322,422	94,482,718	21.95
					0	0	322,422	94,482,718	21.95
				Total	$(1,079,632)	$28,180,512	$652,653	$430,678,753	100.04%
Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,355,637	$ 55,854,011	$ 5,772,623	$ 1,534,496	$ (14,784)	$ 1,748,208	$ 385,546	$ 61,840,346	3.91%
Great-West Global Bond Fund Institutional Class	8,978,606	76,314,543	4,771,474	1,087,873	(86,102)	1,707,171	-	81,705,315	5.16
Great-West Inflation-Protected Securities Fund Institutional Class	4,268,881	38,030,528	3,380,385	1,104,763	(46,359)	1,144,686	-	41,450,836	2.62
Great-West Multi-Sector Bond Fund Institutional Class	8,714,020	76,338,060	3,216,346	2,007,873	(148,932)	4,278,117	-	81,824,650	5.17
Great-West Putnam High Yield Bond Institutional Class	4,291,193	41,599,404	1,267,087	5,944,943	(443,850)	3,286,937	-	40,208,485	2.54
Great-West Short Duration Bond Fund Institutional Class	1,078,732	3,963,304	6,669,161	148,728	(3,309)	120,197	69,159	10,603,934	0.67
Great-West U.S. Government Securities Fund Institutional Class	6,525,374	55,943,873	6,524,345	1,640,566	(59,748)	967,640	431,256	61,795,292	3.90
					(803,084)	13,252,956	885,961	379,428,858	23.97
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,381,061	56,476,769	1,631,246	10,709,776	(1,781,636)	7,925,557	-	55,323,796	3.50
Great-West International Growth Fund Institutional Class	7,830,590	56,212,444	2,252,929	4,602,329	(982,866)	9,016,593	-	62,879,637	3.97
Great-West International Value Fund Institutional Class	20,208,706	129,874,780	18,852,415	7,377,430	(1,399,097)	15,671,881	-	157,021,646	9.92
Great-West Invesco Small Cap Value Fund Institutional Class	3,976,308	29,938,007	2,512,968	1,662,863	(154,863)	3,408,134	-	34,196,246	2.16
Great-West Large Cap Growth Fund Institutional Class	9,503,231	100,339,975	893,601	22,569,052	(2,223,952)	17,603,210	-	96,267,734	6.08
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,674,554	29,934,601	1,908,914	2,304,736	(453,794)	4,725,701	-	34,264,480	2.16

March 29, 2019

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	14,639,784	$117,198,566	$ 3,522,265	$ 8,265,921	$ (1,302,032)	$ 16,082,397	$ -	$ 128,537,307	8.12%
Great-West Putnam Equity Income Fund Institutional Class	13,385,382	115,467,023	1,872,320	11,716,122	(1,236,328)	14,443,658	-	120,066,879	7.58
Great-West Real Estate Index Fund Institutional Class	6,852,244	57,542,079	1,696,710	4,786,571	(446,163)	9,342,178	-	63,794,396	4.03
Great-West Small Cap Growth Fund Institutional Class	2,612,282	24,307,438	984,344	1,667,303	220,130	3,778,355	-	27,402,834	1.73
Great-West T. Rowe Price Equity Income Fund Institutional Class	15,945,989	115,188,941	1,991,450	13,144,887	(3,533,884)	16,037,790	-	120,073,294	7.58
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,466,166	47,853,930	521,291	5,583,411	(1,175,474)	8,678,871	-	51,470,681	3.25
					(14,469,959)	126,714,325	0	951,298,930	60.08
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	253,196,906	231,894,881	23,538,065	3,111,011	-	-	874,971	253,196,906	15.99
					0	0	874,971	253,196,906	15.99
				Total	$(15,273,043)	$139,967,281	$1,760,932	$1,583,924,694	100.04%
Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,795,461	$15,561,637	$ 1,835,076	$ 413,307	$ 3,412	$ 486,429	$109,154	$ 17,469,835	2.64%
Great-West Global Bond Fund Institutional Class	2,534,691	21,269,771	1,677,690	338,889	(2,110)	457,119	-	23,065,691	3.49
Great-West Inflation-Protected Securities Fund Institutional Class	1,205,345	10,595,977	1,054,929	266,109	(10,181)	319,107	-	11,703,904	1.77
Great-West Multi-Sector Bond Fund Institutional Class	2,465,054	21,290,753	1,289,704	626,667	(29,523)	1,193,064	-	23,146,854	3.50
Great-West Putnam High Yield Bond Institutional Class	1,207,096	11,608,370	509,418	1,636,262	(30,902)	828,960	-	11,310,486	1.71
Great-West Short Duration Bond Fund Institutional Class	1,527,109	11,965,025	3,068,322	245,063	(4,121)	223,193	98,007	15,011,477	2.27
Great-West U.S. Government Securities Fund Institutional Class	1,844,086	15,580,862	2,021,590	414,635	(19,404)	275,678	122,095	17,463,495	2.64
					(92,829)	3,783,550	329,256	119,171,742	18.02
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,307,813	28,821,574	1,052,612	5,215,255	(859,745)	4,019,810	-	28,678,741	4.34
Great-West International Growth Fund Institutional Class	4,054,280	28,727,545	1,718,196	2,333,028	(305,261)	4,443,156	-	32,555,869	4.92

March 29, 2019

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	10,468,558	$66,648,707	$10,670,886	$ 4,056,677	$ (718,251)	$ 8,077,779	$ -	$ 81,340,695	12.30%
Great-West Invesco Small Cap Value Fund Institutional Class	2,061,426	15,260,075	1,715,853	825,234	91,892	1,577,574	-	17,728,268	2.68
Great-West Large Cap Growth Fund Institutional Class	4,921,175	51,173,247	644,490	10,208,576	(349,381)	8,242,342	-	49,851,503	7.54
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,420,810	15,261,393	1,423,966	1,238,532	(106,366)	2,297,708	-	17,744,535	2.68
Great-West Mid Cap Value Fund Institutional Class	7,583,973	59,765,165	2,408,856	3,414,879	(243,123)	7,828,142	-	66,587,284	10.07
Great-West Putnam Equity Income Fund Institutional Class	6,934,606	58,857,254	1,271,103	5,479,723	(761,894)	7,554,782	-	62,203,416	9.40
Great-West Real Estate Index Fund Institutional Class	2,497,613	20,786,093	1,078,596	2,121,507	(275,533)	3,509,590	-	23,252,772	3.51
Great-West Small Cap Growth Fund Institutional Class	1,356,171	12,394,493	979,446	1,015,284	175,362	1,867,578	-	14,226,233	2.15
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,260,426	58,794,581	1,561,081	5,578,221	(980,234)	7,423,567	-	62,201,008	9.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,347,683	24,402,641	427,302	2,302,058	(266,446)	4,119,674	-	26,647,559	4.03
					(4,598,980)	60,961,702	0	483,017,883	73.02
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	59,500,726	53,801,712	6,199,350	705,863	-	-	205,527	59,500,726	9.00
					0	0	205,527	59,500,726	9.00
				Total	$(4,691,809)	$64,745,252	$534,783	$661,690,351	100.04%
Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,807,603	$41,550,833	$ 1,408,700	$ 7,022,533	$(1,161,379)	$ 5,744,918	$ -	$ 41,681,918	6.04%
Great-West International Growth Fund Institutional Class	5,916,643	41,333,475	2,607,244	3,055,127	(610,252)	6,625,048	-	47,510,640	6.88
Great-West International Value Fund Institutional Class	15,245,961	95,538,525	15,781,260	4,458,596	(923,894)	11,599,932	-	118,461,121	17.16
Great-West Invesco Small Cap Value Fund Institutional Class	3,009,892	22,035,004	2,500,120	1,166,871	(116,774)	2,516,823	-	25,885,076	3.75
Great-West Large Cap Growth Fund Institutional Class	7,172,376	73,942,805	743,701	14,456,111	(934,769)	12,425,772	-	72,656,167	10.52
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,535,724	22,043,064	2,112,955	1,764,581	(355,320)	3,525,416	-	25,916,854	3.75
Great-West Mid Cap Value Fund Institutional Class	11,047,870	86,178,962	2,842,483	3,588,367	(618,116)	11,567,217	-	97,000,295	14.05

March 29, 2019

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	10,102,965	$84,944,307	$ 1,462,444	$ 6,382,409	$ (758,907)	$10,599,252	$ -	$ 90,623,594	13.12%
Great-West Real Estate Index Fund Institutional Class	2,230,907	18,285,004	953,522	1,553,636	(198,524)	3,084,852	-	20,769,742	3.01
Great-West Small Cap Growth Fund Institutional Class	1,975,994	17,923,240	1,502,932	1,433,058	217,033	2,735,064	-	20,728,178	3.00
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,033,954	84,622,258	1,894,758	7,272,237	(2,036,913)	11,370,896	-	90,615,675	13.12
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,884,221	35,211,446	416,874	2,826,494	(480,139)	6,076,574	-	38,878,400	5.63
					(7,977,954)	87,871,764	0	690,727,660	100.03
				Total	$(7,977,954)	$87,871,764	$0	$690,727,660	100.03%

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,785,919	Great-West Bond Index Fund Institutional Class(a)	$26,939,835

TOTAL BOND MUTUAL FUNDS — 36.04% (Cost $27,288,353)		$26,939,835
EQUITY MUTUAL FUNDS
1,125,582	Great-West International Index Fund Institutional Class(a)	10,704,283
1,689,332	Great-West S&P 500® Index Fund Institutional Class(a)	16,268,265
796,652	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,002,568
524,505	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,232,756
305,671	Northern Emerging Markets Equity Index Fund	3,576,358

TOTAL EQUITY MUTUAL FUNDS — 55.89% (Cost $41,537,344)		$41,784,230
Account Balance		Fair Value
FIXED INTEREST CONTRACT
6,060,521 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 6,060,521

TOTAL FIXED INTEREST CONTRACT — 8.11% (Cost $6,060,521)		$ 6,060,521
TOTAL INVESTMENTS — 100.04% (Cost $74,886,218)		$74,784,586
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,042)
TOTAL NET ASSETS — 100.00%		$74,755,544

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,957,594	Great-West Bond Index Fund Institutional Class(a)	$18,929,929

TOTAL BOND MUTUAL FUNDS — 36.07% (Cost $19,212,061)		$18,929,929
EQUITY MUTUAL FUNDS
790,285	Great-West International Index Fund Institutional Class(a)	7,515,607
1,185,165	Great-West S&P 500® Index Fund Institutional Class(a)	11,413,141
558,245	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,906,977
367,490	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,965,643
214,489	Northern Emerging Markets Equity Index Fund	2,509,523

TOTAL EQUITY MUTUAL FUNDS — 55.85% (Cost $29,569,803)		$29,310,891
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,260,440 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,260,440

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $4,260,440)		$ 4,260,440
TOTAL INVESTMENTS — 100.04% (Cost $53,042,304)		$52,501,260
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,790)
TOTAL NET ASSETS — 100.00%		$52,482,470

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,370,809	Great-West Bond Index Fund Institutional Class(a)	$22,925,720

TOTAL BOND MUTUAL FUNDS — 36.03% (Cost $23,088,305)		$22,925,720
EQUITY MUTUAL FUNDS
958,810	Great-West International Index Fund Institutional Class(a)	9,118,285
1,437,365	Great-West S&P 500® Index Fund Institutional Class(a)	13,841,827
677,583	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,955,955
445,998	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,599,202
260,324	Northern Emerging Markets Equity Index Fund	3,045,791

TOTAL EQUITY MUTUAL FUNDS — 55.90% (Cost $36,760,997)		$35,561,060
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,158,285 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,158,285

TOTAL FIXED INTEREST CONTRACT — 8.11% (Cost $5,158,285)		$ 5,158,285
TOTAL INVESTMENTS — 100.04% (Cost $65,007,587)		$63,645,065
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (24,201)
TOTAL NET ASSETS — 100.00%		$63,620,864

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,706,103	Great-West Bond Index Fund Institutional Class(a)	$26,168,011

TOTAL BOND MUTUAL FUNDS — 33.07% (Cost $26,454,965)		$26,168,011
EQUITY MUTUAL FUNDS
1,291,158	Great-West International Index Fund Institutional Class(a)	12,278,911
1,903,475	Great-West S&P 500® Index Fund Institutional Class(a)	18,330,468
897,250	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,886,833
609,441	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,918,187
358,091	Northern Emerging Markets Equity Index Fund	4,189,662

TOTAL EQUITY MUTUAL FUNDS — 60.16% (Cost $48,399,233)		$47,604,061
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,384,592 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,384,592

TOTAL FIXED INTEREST CONTRACT — 6.81% (Cost $5,384,592)		$ 5,384,592
TOTAL INVESTMENTS — 100.04% (Cost $80,238,790)		$79,156,664
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,708)
TOTAL NET ASSETS — 100.00%		$79,128,956

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,318,045	Great-West Bond Index Fund Institutional Class(a)	$12,745,499

TOTAL BOND MUTUAL FUNDS — 23.87% (Cost $12,840,017)		$12,745,499
EQUITY MUTUAL FUNDS
1,069,635	Great-West International Index Fund Institutional Class(a)	10,172,225
1,495,988	Great-West S&P 500® Index Fund Institutional Class(a)	14,406,362
703,193	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,181,065
519,351	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,191,167
312,643	Northern Emerging Markets Equity Index Fund	3,657,922

TOTAL EQUITY MUTUAL FUNDS — 72.29% (Cost $39,455,701)		$38,608,741
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,072,802 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,072,802

TOTAL FIXED INTEREST CONTRACT — 3.88% (Cost $2,072,802)		$ 2,072,802
TOTAL INVESTMENTS — 100.04% (Cost $54,368,520)		$53,427,042
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,851)
TOTAL NET ASSETS — 100.00%		$53,407,191

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
992,507	Great-West Bond Index Fund Institutional Class(a)	$ 9,597,543

TOTAL BOND MUTUAL FUNDS — 15.58% (Cost $9,676,640)		$ 9,597,543
EQUITY MUTUAL FUNDS
1,424,962	Great-West International Index Fund Institutional Class(a)	13,551,387
1,916,642	Great-West S&P 500® Index Fund Institutional Class(a)	18,457,267
903,724	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,943,731
716,618	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,783,108
437,782	Northern Emerging Markets Equity Index Fund	5,122,054

TOTAL EQUITY MUTUAL FUNDS — 82.57% (Cost $51,893,484)		$50,857,547
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,163,653 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,163,653

TOTAL FIXED INTEREST CONTRACT — 1.89% (Cost $1,163,653)		$ 1,163,653
TOTAL INVESTMENTS — 100.04% (Cost $62,733,777)		$61,618,743
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,910)
TOTAL NET ASSETS — 100.00%		$61,596,833

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
290,749	Great-West Bond Index Fund Institutional Class(a)	$ 2,811,541

TOTAL BOND MUTUAL FUNDS — 10.31% (Cost $2,813,841)		$ 2,811,541
EQUITY MUTUAL FUNDS
691,275	Great-West International Index Fund Institutional Class(a)	6,574,024
883,082	Great-West S&P 500® Index Fund Institutional Class(a)	8,504,082
416,234	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,658,695
355,166	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,866,189
223,826	Northern Emerging Markets Equity Index Fund	2,618,773

TOTAL EQUITY MUTUAL FUNDS — 88.86% (Cost $24,952,143)		$24,221,763
Account Balance		Fair Value
FIXED INTEREST CONTRACT
236,526 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 236,526

TOTAL FIXED INTEREST CONTRACT — 0.87% (Cost $236,526)		$ 236,526
TOTAL INVESTMENTS — 100.04% (Cost $28,002,510)		$27,269,830
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (10,265)
TOTAL NET ASSETS — 100.00%		$27,259,565

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
177,503	Great-West Bond Index Fund Institutional Class(a)	$ 1,716,455

TOTAL BOND MUTUAL FUNDS — 8.47% (Cost $1,721,076)		$ 1,716,455
EQUITY MUTUAL FUNDS
535,782	Great-West International Index Fund Institutional Class(a)	5,095,288
650,855	Great-West S&P 500® Index Fund Institutional Class(a)	6,267,732
306,029	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,689,991
280,489	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,263,547
181,926	Northern Emerging Markets Equity Index Fund	2,128,537

TOTAL EQUITY MUTUAL FUNDS — 91.04% (Cost $18,935,560)		$18,445,095
Account Balance		Fair Value
FIXED INTEREST CONTRACT
107,351 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 107,351

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $107,351)		$ 107,351
TOTAL INVESTMENTS — 100.04% (Cost $20,763,987)		$20,268,901
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (7,211)
TOTAL NET ASSETS — 100.00%		$20,261,690

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
80,868	Great-West Bond Index Fund Institutional Class(a)	$ 781,996

TOTAL BOND MUTUAL FUNDS — 7.82% (Cost $776,843)		$ 781,996
EQUITY MUTUAL FUNDS
269,782	Great-West International Index Fund Institutional Class(a)	2,565,625
313,614	Great-West S&P 500® Index Fund Institutional Class(a)	3,020,105
147,979	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,300,737
144,435	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,165,590
95,984	Northern Emerging Markets Equity Index Fund	1,123,012

TOTAL EQUITY MUTUAL FUNDS — 91.73% (Cost $9,654,900)		$ 9,175,069
Account Balance		Fair Value
FIXED INTEREST CONTRACT
48,951 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 48,951

TOTAL FIXED INTEREST CONTRACT — 0.49% (Cost $48,951)		$ 48,951
TOTAL INVESTMENTS — 100.04% (Cost $10,480,694)		$10,006,016
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,675)
TOTAL NET ASSETS — 100.00%		$10,002,341

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended March 29, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,785,919	$25,795,818	$1,022,072	$ 469,240	$ (9,647)	$ 591,185	$169,830	$26,939,835	36.04%
					(9,647)	591,185	169,830	26,939,835	36.04
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,125,582	10,399,421	109,899	725,988	110,974	920,951	-	10,704,283	14.32
Great-West S&P 500® Index Fund Institutional Class	1,689,332	15,813,849	41,038	1,549,184	105,728	1,962,562	-	16,268,265	21.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	796,652	6,740,926	121,456	735,412	70,341	875,598	-	7,002,568	9.37
Great-West S&P Small Cap 600® Index Fund Institutional Class	524,505	4,130,581	133,097	541,794	(62,307)	510,872	-	4,232,756	5.66
					224,736	4,269,983	0	38,207,872	51.11
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,060,521	5,820,860	267,312	49,086	-	-	21,435	6,060,521	8.11
					0	0	21,435	6,060,521	8.11
				Total	$215,089	$4,861,168	$191,265	$71,208,228	95.26%
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,957,594	$17,405,446	$1,363,503	$251,604	$ (12,505)	$ 412,584	$119,443	$18,929,929	36.07%
					(12,505)	412,584	119,443	18,929,929	36.07
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	790,285	7,027,924	145,093	375,555	(13,203)	718,145	-	7,515,607	14.32
Great-West S&P 500® Index Fund Institutional Class	1,185,165	10,694,584	86,621	858,679	(72,161)	1,490,615	-	11,413,141	21.75
Great-West S&P Mid Cap 400® Index Fund Institutional Class	558,245	4,560,977	85,677	404,494	(18,235)	664,817	-	4,906,977	9.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	367,490	2,791,607	108,743	278,015	(39,286)	343,308	-	2,965,643	5.65
					(142,885)	3,216,885	0	26,801,368	51.07
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,260,440	3,921,783	365,538	41,561	-	-	14,680	4,260,440	8.12
					0	0	14,680	4,260,440	8.12
				Total	$(155,390)	$3,629,469	$134,123	$49,991,737	95.26%

March 29, 2019

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,370,809	$21,444,111	$1,194,655	$ 206,905	$ (8,065)	$ 493,859	$144,521	$22,925,720	36.03%
					(8,065)	493,859	144,521	22,925,720	36.03
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	958,810	8,641,432	113,534	475,118	21,004	838,437	-	9,118,285	14.33
Great-West S&P 500® Index Fund Institutional Class	1,437,365	13,149,510	24,820	1,085,786	(25,012)	1,753,283	-	13,841,827	21.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	677,583	5,603,447	58,452	474,484	18,449	768,540	-	5,955,955	9.36
Great-West S&P Small Cap 600® Index Fund Institutional Class	445,998	3,436,631	84,417	345,488	(52,409)	423,642	-	3,599,202	5.66
					(37,968)	3,783,902	0	32,515,269	51.11
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,158,285	4,839,297	325,796	24,673	-	-	17,865	5,158,285	8.11
					0	0	17,865	5,158,285	8.11
				Total	$(46,033)	$4,277,761	$162,386	$60,599,274	95.25%
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,706,103	$23,975,774	$1,853,873	$ 215,945	$ (7,950)	$ 554,309	$164,864	$26,168,011	33.07%
					(7,950)	554,309	164,864	26,168,011	33.07
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,291,158	11,443,588	90,367	426,649	(21,556)	1,171,605	-	12,278,911	15.52
Great-West S&P 500® Index Fund Institutional Class	1,903,475	17,089,489	46,629	1,177,485	(86,648)	2,371,835	-	18,330,468	23.16
Great-West S&P Mid Cap 400® Index Fund Institutional Class	897,250	7,288,435	36,541	549,816	(72,397)	1,111,673	-	7,886,833	9.97
Great-West S&P Small Cap 600® Index Fund Institutional Class	609,441	4,613,872	36,148	258,625	(21,529)	526,792	-	4,918,187	6.22
					(202,130)	5,181,905	0	43,414,399	54.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,384,592	4,943,484	459,680	36,938	-	-	18,366	5,384,592	6.81
					0	0	18,366	5,384,592	6.81
				Total	$(210,080)	$5,736,214	$183,230	$74,967,002	94.75%

March 29, 2019

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,318,045	$11,637,439	$1,098,341	$268,433	$ (7,180)	$ 278,152	$81,052	$12,745,499	23.87%
					(7,180)	278,152	81,052	12,745,499	23.87
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,069,635	9,347,304	346,527	468,421	(2,327)	946,815	-	10,172,225	19.05
Great-West S&P 500® Index Fund Institutional Class	1,495,988	13,318,269	129,699	858,556	(48,095)	1,816,950	-	14,406,362	26.97
Great-West S&P Mid Cap 400® Index Fund Institutional Class	703,193	5,680,533	175,040	528,576	(50,667)	854,068	-	6,181,065	11.57
Great-West S&P Small Cap 600® Index Fund Institutional Class	519,351	3,893,012	231,619	412,173	(58,350)	478,709	-	4,191,167	7.85
					(159,439)	4,096,542	0	34,950,819	65.44
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,072,802	1,885,844	200,308	20,526	-	-	7,176	2,072,802	3.88
					0	0	7,176	2,072,802	3.88
				Total	$(166,619)	$4,374,694	$88,228	$49,769,120	93.19%
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	992,507	$ 8,489,775	$958,125	$ 52,826	$ (1,637)	$ 202,469	$60,459	$ 9,597,543	15.58%
					(1,637)	202,469	60,459	9,597,543	15.58
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,424,962	12,210,664	293,594	200,347	(10,446)	1,247,476	-	13,551,387	22.00
Great-West S&P 500® Index Fund Institutional Class	1,916,642	16,648,490	43,295	518,594	(47,936)	2,284,076	-	18,457,267	29.96
Great-West S&P Mid Cap 400® Index Fund Institutional Class	903,724	7,090,042	119,146	338,527	(58,345)	1,073,070	-	7,943,731	12.90
Great-West S&P Small Cap 600® Index Fund Institutional Class	716,618	5,246,709	191,353	227,062	(1,775)	572,108	-	5,783,108	9.39
					(118,502)	5,176,730	0	45,735,493	74.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,163,653	1,032,492	132,350	5,153	-	-	3,964	1,163,653	1.89
					0	0	3,964	1,163,653	1.89
				Total	$(120,139)	$5,379,199	$64,423	$56,496,689	91.72%

March 29, 2019

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	290,749	$2,531,389	$336,945	$123,547	$ (6,878)	$ 66,754	$17,751	$ 2,811,541	10.31%
					(6,878)	66,754	17,751	2,811,541	10.31
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	691,275	6,017,319	312,931	389,158	(25,481)	632,932	-	6,574,024	24.12
Great-West S&P 500® Index Fund Institutional Class	883,082	7,834,040	138,920	548,603	(39,833)	1,079,725	-	8,504,082	31.20
Great-West S&P Mid Cap 400® Index Fund Institutional Class	416,234	3,351,944	127,098	320,412	(27,339)	500,065	-	3,658,695	13.42
Great-West S&P Small Cap 600® Index Fund Institutional Class	355,166	2,642,626	162,015	263,066	(38,891)	324,614	-	2,866,189	10.51
					(131,544)	2,537,336	0	21,602,990	79.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	236,526	212,693	31,405	8,394	-	-	822	236,526	0.87
					0	0	822	236,526	0.87
				Total	$(138,422)	$2,604,090	$18,573	$24,651,057	90.43%
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	177,503	$1,459,420	$258,974	$ 39,836	$ (1,798)	$ 37,897	$10,790	$ 1,716,455	8.47%
					(1,798)	37,897	10,790	1,716,455	8.47
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	535,782	4,365,280	344,928	67,259	(2,264)	452,339	-	5,095,288	25.15
Great-West S&P 500® Index Fund Institutional Class	650,855	5,436,457	253,889	178,337	(14,186)	755,723	-	6,267,732	30.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	306,029	2,316,607	144,701	114,797	(10,418)	343,480	-	2,689,991	13.28
Great-West S&P Small Cap 600® Index Fund Institutional Class	280,489	1,968,883	181,309	119,957	(18,593)	233,312	-	2,263,547	11.17
					(45,461)	1,784,854	0	16,316,558	80.53
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	107,351	91,237	17,258	1,509	-	-	365	107,351	0.53
					0	0	365	107,351	0.53
				Total	$(47,259)	$1,822,751	$11,155	$18,140,364	89.53%

March 29, 2019

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	80,868	$ 647,809	$152,973	$35,648	$ (420)	$ 16,862	$4,913	$ 781,996	7.82%
					(420)	16,862	4,913	781,996	7.82
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	269,782	2,139,271	263,488	55,615	5,269	218,481	-	2,565,625	25.65
Great-West S&P 500® Index Fund Institutional Class	313,614	2,546,367	219,411	97,973	(682)	352,300	-	3,020,105	30.19
Great-West S&P Mid Cap 400® Index Fund Institutional Class	147,979	1,084,180	105,215	48,204	(2,961)	159,546	-	1,300,737	13.01
Great-West S&P Small Cap 600® Index Fund Institutional Class	144,435	984,341	117,981	52,656	(8,534)	115,924	-	1,165,590	11.65
					(6,908)	846,251	0	8,052,057	80.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	48,951	40,568	9,988	1,769	-	-	164	48,951	0.49
					0	0	164	48,951	0.49
				Total	$(7,328)	$863,113	$5,077	$8,883,004	88.81%

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
30,180,960	Great-West Bond Index Fund Institutional Class(a)	$291,849,876

TOTAL BOND MUTUAL FUNDS — 35.10% (Cost $294,320,788)		$291,849,876
EQUITY MUTUAL FUNDS
11,609,081	Great-West International Index Fund Institutional Class(a)	110,402,357
17,729,125	Great-West S&P 500® Index Fund Institutional Class(a)	170,731,474
11,834,658	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	104,026,641
9,801,811	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	79,100,620
2,914,266	Northern Emerging Markets Equity Index Fund	34,096,915

TOTAL EQUITY MUTUAL FUNDS — 59.94% (Cost $520,200,399)		$498,358,007
Account Balance		Fair Value
FIXED INTEREST CONTRACT
41,569,144 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 41,569,144

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $41,569,144)		$ 41,569,144
TOTAL INVESTMENTS — 100.04% (Cost $856,090,331)		$831,777,027
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (320,614)
TOTAL NET ASSETS — 100.00%		$831,456,413

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 29, 2019

The following table is a summary of the transactions for each underlying investment during the period ended March 29, 2019, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 03/29/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/29/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	30,180,960	$264,705,090	$24,096,790	$ 3,256,553	$ (99,802)	$ 6,304,549	$1,839,409	$291,849,876	35.10%
					(99,802)	6,304,549	1,839,409	291,849,876	35.10
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	11,609,081	97,146,435	6,606,225	3,501,586	(144,728)	10,151,283	-	110,402,357	13.28
Great-West S&P 500® Index Fund Institutional Class	17,729,125	169,638,722	1,720,835	22,481,994	(209,917)	21,853,911	-	170,731,474	20.54
Great-West S&P Mid Cap 400® Index Fund Institutional Class	11,834,658	98,127,118	2,339,313	11,327,713	(1,137,608)	14,887,923	-	104,026,641	12.51
Great-West S&P Small Cap 600® Index Fund Institutional Class	9,801,811	68,476,012	5,781,078	2,868,944	(134,329)	7,712,474	-	79,100,620	9.51
					(1,626,582)	54,605,591	-	464,261,092	55.84
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	41,569,144	37,637,400	4,049,709	261,095	-	-	143,130	41,569,144	5.00
					0	0	143,130	41,569,144	5.00
				Total	$(1,726,384)	$60,910,140	$1,982,539	$797,680,112	95.94%

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
179,528	Vanguard Total Bond Market ETF	$14,574,083

TOTAL BOND EXCHANGE TRADED FUNDS — 40.28% (Cost $14,604,764)		$14,574,083
EQUITY EXCHANGE TRADED FUNDS
118,254	Vanguard FTSE Developed Markets ETF	4,833,041
35,207	Vanguard FTSE Emerging Markets ETF	1,496,297
27,491	Vanguard Russell 2000 ETF	3,381,393
28,587	Vanguard S&P 500® ETF	7,419,470
35,056	Vanguard S&P Mid-Cap 400® ETF(a)	4,482,611

EQUITY EXCHANGE TRADED FUNDS — 59.73% (Cost $17,143,244)		$21,612,812
MONEY MARKET MUTUAL FUNDS
126,148	Federated Government Obligations Fund Institutional Class, 2.29%(b)	126,148

TOTAL MONEY MARKET MUTUAL FUNDS — 0.35% (Cost $126,148)		$ 126,148
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.55%
$923,000	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $66,339,976 with a maturity value of $66,354,626) with RBC Capital Markets Corp, 2.65%, dated 3/29/19 to be repurchased at $923,000 on 4/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 4/11/19 - 9/9/49, with a value of $67,666,776.(c)	$ 923,000
SHORT TERM INVESTMENTS — 2.55% (Cost $923,000)		$ 923,000
TOTAL INVESTMENTS — 102.91% (Cost $32,797,156)		$37,236,043
OTHER ASSETS & LIABILITIES, NET — (2.91)%		$ (1,054,622)
TOTAL NET ASSETS — 100.00%		$36,181,421

(a)	All or a portion of the security is on loan at March 29, 2019.
(b)	Rate shown is the 7-day yield as of March 29, 2019.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.

March 29, 2019

Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019